Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 18.8%
$490,000	U.S. Treasury Bill, 1.51%, due 5/28/2020	$487,623	(a)(b)
	U.S. Treasury Bonds
1,210,000	4.50%, due 2/15/2036	1,685,161
7,945,000	2.75%, due 8/15/2042	9,077,473
1,485,000	3.75%, due 11/15/2043	1,981,141
9,960,000	3.00%, due 5/15/2045	11,907,647
	U.S. Treasury Inflation-Indexed Bonds(c)
2,249,156	2.13%, due 2/15/2040	3,107,137
4,464,224	1.38%, due 2/15/2044	5,618,544
	U.S. Treasury Notes
9,590,000	2.25%, due 4/15/2022	9,781,051
15,320,000	2.88%, due 5/31/2025	16,516,875
910,000	1.50%, due 8/15/2026	915,012
5,115,000	3.13%, due 11/15/2028	5,804,126
4,310,000	2.38%, due 5/15/2029	4,636,449
	Total U.S. Treasury Obligations (Cost $68,124,342)	71,518,239

U.S. Government Agency Securities 0.9%
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,702,857
455,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	690,750
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	1,014,206
	Total U.S. Government Agency Securities (Cost $2,882,439)	3,407,813

Mortgage-Backed Securities 49.9%
Collateralized Mortgage Obligations 9.3%
1,181,040	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	1,185,641	(d)(e)
3,037,875	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	3,092,142	(d)(e)
826,582	Bear Stearns ALT-A Trust, Ser. 2004-8, Class 2A, (1M USD LIBOR + 0.68%), 2.34%, due 9/25/2034	828,787	(f)
2,267,901	Bunker Hill Loan Depositary Trust, Ser. 2019-1, Class A1, 3.61%, due 10/26/2048	2,292,455	(d)(g)
545,995	Connecticut Avenue Securities Trust, Ser. 2019-R01, Class 2M1, (1M USD LIBOR + 0.85%), 2.51%, due 7/25/2031	546,090	(d)(f)
2,979,300	Deephaven Residential Mortgage Trust, Ser. 2019-1A, Class A1, 3.74%, due 1/25/2059	3,005,837	(d)(e)
	Fannie Mae Connecticut Avenue Securities
303,149	Ser. 2019-R04, Class 2M1, (1M USD LIBOR + 0.75%), 2.41%, due 6/25/2039	303,237	(d)(f)
828,524	Ser. 2019-R06, Class 2M1, (1M USD LIBOR + 0.75%), 2.41%, due 9/25/2039	829,181	(d)(f)
2,447,349	Ser. 2019-R07, Class 1M1, (1M USD LIBOR + 0.77%), 2.43%, due 10/25/2039	2,449,257	(d)(f)
3,000,000	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 2.49%, due 1/25/2040	3,004,707	(d)(f)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Fannie Mae Real Estate Mortgage Investment Conduits
$2,051,089	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 4.34%, due 7/25/2042	$409,459	(f)(h)
2,163,223	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	311,625	(h)
2,189,646	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 4.49%, due 12/25/2042	464,777	(f)(h)
1,567,619	Ser. 2012-130, Class AS, (6.70% - 1M USD LIBOR), 5.04%, due 12/25/2042	347,097	(f)(h)
1,336,597	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 4.44%, due 2/25/2043	257,534	(f)(h)
2,173,077	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	328,178	(h)
954,560	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 4.19%, due 7/25/2046	162,573	(f)(h)
2,846,508	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 4.34%, due 12/25/2046	534,378	(f)(h)
9,904	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, (1M USD LIBOR + 0.11%), 2.01%, due 4/25/2033	9,694	(f)
	Freddie Mac Real Estate Mortgage Investment Conduits
769,837	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 4.77%, due 3/15/2042	162,751	(f)(h)
1,832,865	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 4.47%, due 10/15/2042	327,783	(f)(h)
1,563,775	Ser. 4385, Class IA, 4.50%, due 9/15/2044	275,955	(h)
2,643,914	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 4.37%, due 4/15/2046	548,334	(f)(h)
	Freddie Mac Strips
2,824,052	Ser. 303, Class C10, 3.50%, due 1/15/2033	311,784	(h)
1,753,331	Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 4.27%, due 9/15/2043	328,410	(f)(h)
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,000,000	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 4.91%, due 7/25/2029	1,061,638	(f)
2,175,517	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 4.01%, due 4/25/2030	2,227,171	(f)
1,064,467	Ser. 2019-DNA1, Class M1, (1M USD LIBOR + 0.90%), 2.69%, due 1/25/2049	1,064,957	(d)(f)
320,809	Ser. 2019-HQA3, Class M1, (1M USD LIBOR + 0.75%), 2.41%, due 9/25/2049	320,863	(d)(f)
	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
940,000	Ser. 2020-DNA1, Class M1, (1M USD LIBOR + 0.70%), 2.36%, due 1/25/2050	940,639	(d)(f)
2,390,000	Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 2.40%, due 1/25/2050	2,391,393	(d)(f)(i)
1,016,097	GCAT Trust, Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	1,024,436	(d)(e)
	Government National Mortgage Association
1,987,536	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	327,758	(h)
1,993,791	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	336,752	(h)(j)
1,968,845	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 3.94%, due 2/20/2045	355,465	(f)(h)
1,525,762	Ser. 2016-91, Class NS, (6.08% - 1M USD LIBOR), 4.42%, due 7/20/2046	332,921	(f)(h)
641,417	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	644,976	(d)(e)
187,500	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3M USD LIBOR + 0.38%), 2.21%, due 7/15/2058	187,557	(d)(f)
1,028,698	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	1,029,286	(d)(e)
806,128	Verus Securitization Trust, Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	811,838	(d)(g)
		35,375,316
Commercial Mortgage-Backed 12.1%
2,516,288	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 2.43%, due 11/15/2035	2,516,285	(d)(f)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$580,185	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	$595,219
	Citigroup Commercial Mortgage Trust
1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	1,142,831	(e)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	361,682	(e)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	795,792	(e)
4,657,825	Ser. 2014-GC25, Class XA, 1.14%, due 10/10/2047	180,328	(e)(h)
2,412,526	Ser. 2015-GC27, Class XA, 1.51%, due 2/10/2048	131,280	(e)(h)
550,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	599,617
997,299	Ser. 2018-C6, Class A1, 3.30%, due 11/10/2051	1,026,356
	Commercial Mortgage Trust
1,060,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,067,749
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,039,557
5,394,250	Ser. 2014-CR16, Class XA, 1.14%, due 4/10/2047	189,293	(e)(h)
3,375,097	Ser. 2014-LC15, Class XA, 1.26%, due 4/10/2047	128,901	(e)(h)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	972,329
5,265,231	Ser. 2014-CR17, Class XA, 1.14%, due 5/10/2047	185,607	(e)(h)
3,131,336	Ser. 2014-UBS3, Class XA, 1.24%, due 6/10/2047	125,425	(e)(h)
18,227,101	Ser. 2014-CR18, Class XA, 1.16%, due 7/15/2047	668,153	e)(h)
4,282,275	Ser. 2014-UBS6, Class XA, 1.04%, due 12/10/2047	147,819	(e)(h)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	523,950
335,000	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/2048	364,000
740,000	Ser. 2015-CR25, Class A4, 3.76%, due 8/10/2048	807,974
389,717	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/2050	390,311
	CSAIL Commercial Mortgage Trust
29,208,909	Ser. 2016-C5, Class XA, 1.10%, due 11/15/2048	1,067,063	(e)(h)
353,000	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	380,422
1,185,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	1,272,701	(e)
375,296	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/2050	375,569
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,387,746
	Freddie Mac Multifamily Structured Pass Through Certificates
25,531,452	Ser. KW03, Class X1, 0.98%, due 6/25/2027	1,223,212	(e)(h)
785,000	Ser. K084, Class A2, 3.78%, due 10/25/2028	893,829	(e)
805,000	Ser. K087, Class A2, 3.77%, due 12/25/2028	919,481	(j)
63,186,000	Ser. K088, Class XAM, 0.56%, due 1/25/2029	2,328,112	(e)(h)
740,000	Ser. K088, Class A2, 3.69%, due 1/25/2029	840,614
22,988,241	Ser. K090, Class X1, 0.85%, due 2/25/2029	1,337,642	(e)(h)
10,000,000	Ser. K098, Class XAM, 1.52%, due 8/25/2029	1,200,128	(e)(h)
	GS Mortgage Securities Trust
770,000	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/2045	795,589	(d)
9,632,850	Ser. 2014-GC18, Class XA, 1.18%, due 1/10/2047	308,777	(e)(h)
335,000	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/2048	366,865
785,000	Ser. 2015-GC34, Class A4, 3.51%, due 10/10/2048	848,411
900,000	Ser. 2015-GS1, Class C, 4.57%, due 11/10/2048	936,894	(e)
	JP Morgan Chase Commercial Mortgage Securities Trust
800,000	Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	823,359
660,000	Ser. 2011-C5, Class B, 5.60%, due 8/15/2046	689,368	(d)(e)
	JPMBB Commercial Mortgage Securities Trust
765,000	Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	836,986
355,000	Ser. 2016-C1, Class A5, 3.58%, due 3/15/2049	385,484

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Morgan Stanley Bank of America Merrill Lynch Trust
$3,748,217	Ser. 2014-C16, Class XA, 1.16%, due 6/15/2047	$124,020	(e)(h)
360,656	Ser. 2017-C34, Class A1, 2.11%, due 11/15/2052	361,619
1,000,000	Morgan Stanley Capital I Trust, Ser. 2017-H1, Class A5, 3.53%, due 6/15/2050	1,095,638
	UBS Commercial Mortgage Trust
500,000	Ser. 2017-C2, Class A4, 3.49%, due 8/15/2050	545,838
314,476	Ser. 2017-C4, Class A1, 2.13%, due 10/15/2050	314,397
1,471,357	Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	1,512,114
	Wells Fargo Commercial Mortgage Trust
725,000	Ser. 2012-LC5, Class B, 4.14%, due 10/15/2045	758,313
500,000	Ser. 2015-C29, Class A4, 3.64%, due 6/15/2048	542,272
685,000	Ser. 2016-C35, Class B, 3.44%, due 7/15/2048	721,903
670,000	Ser. 2015-NXS4, Class C, 4.75%, due 12/15/2048	730,195	(e)
225,000	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/2049	237,287
950,000	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/2049	1,000,626
712,500	Ser. 2015-LC20, Class C, 4.06%, due 4/15/2050	743,038	(e)
508,510	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	508,616
580,000	Ser. 2017-C39, Class A5, 3.42%, due 9/15/2050	630,827
497,069	Ser. 2018-C46, Class A1, 3.16%, due 8/15/2051	507,215
445,000	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/2059	489,174
	WF-RBS Commercial Mortgage Trust
1,000,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/2045	1,046,993
5,792,240	Ser. 2014-C25, Class XA, 0.96%, due 11/15/2047	190,034	(e)(h)
13,722,967	Ser. 2014-C22, Class XA, 0.96%, due 9/15/2057	413,783	(e)(h)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	601,264	(e)
		46,253,876
Fannie Mae 16.8%
	Pass-Through Certificates
12,677,012	3.00%, due 7/1/2046 –1/1/2050	12,993,097	(j)
22,984,307	3.50%, due 12/1/2041 –11/1/2049	23,986,876	(j)
20,555,694	4.00%, due 1/1/2041 –9/1/2048	21,781,920	(j)
2,534,292	4.50%, due 4/1/2034 –1/1/2047	2,744,637
1,353,024	5.00%, due 4/1/2023 –9/1/2041	1,480,075
334,508	5.50%, due 5/1/2038 –3/1/2041	373,736
356,686	6.00%, due 4/1/2037 –11/1/2038	401,019
		63,761,360
Freddie Mac 8.8%
	Pass-Through Certificates
6,574,531	3.00%, due 5/1/2049 –12/1/2049	6,726,808	(j)
11,238,111	3.50%, due 7/1/2042 –11/1/2049	11,780,609	(j)
11,625,115	4.00%, due 11/1/2040 –12/1/2048	12,338,327
1,740,592	4.50%, due 6/1/2039 –7/1/2047	1,878,169
608,489	5.00%, due 5/1/2023 –5/1/2041	653,987
86,714	5.50%, due 5/1/2035 –11/1/2038	97,669
8,594	6.00%, due 12/1/2037	9,899
2,303	6.50%, due 11/1/2025	2,555
		33,488,023
Ginnie Mae 2.4%
	Pass-Through Certificates
1,264,448	3.00%, due 10/20/2049 –12/20/2049	1,301,006
4,516,271	3.50%, due 1/20/2043 –9/20/2049	4,705,489
634,113	4.00%, due 11/20/2044 –7/20/2047	669,602
2,330,000	3.00%, TBA, 30 Year Maturity	2,395,767	(k)
		9,071,864

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Uniform Mortgage-Backed Securities 0.5%
	Pass-Through Certificates
$1,110,000	3.00%, TBA, 30 Year Maturity	$1,135,062	(k)
725,000	3.50%, TBA, 30 Year Maturity	748,449	(k)
		1,883,511
	Total Mortgage-Backed Securities (Cost $188,904,905)	189,833,950

Corporate Bonds 23.9%
Auto Manufacturers 0.4%
1,620,000	Volkswagen Group of America Finance LLC, 2.70%, due 9/26/2022	1,647,377	(d)

Banks 5.1%
	Bank of America Corp.
1,020,000	2.74%, due 1/23/2022	1,028,510	(l)
1,005,000	4.45%, due 3/3/2026	1,123,177
1,410,000	3.97%, due 3/5/2029	1,571,052	(l)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	1,160,368	(d)(l)
	Citigroup, Inc.
1,990,000	3.89%, due 1/10/2028	2,178,783	(l)(m)
695,000	3.52%, due 10/27/2028	748,088	(l)
970,000	Commonwealth Bank of Australia, 3.74%, due 9/12/2039	1,017,164	(d)
	Goldman Sachs Group, Inc.
1,310,000	3.69%, due 6/5/2028	1,422,384	(l)
1,180,000	3.81%, due 4/23/2029	1,294,982	(l)(m)
465,000	4.02%, due 10/31/2038	526,697	(l)
550,000	5.15%, due 5/22/2045	712,206
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,442,513	(l)(n)
1,545,000	JPMorgan Chase & Co., 3.22%, due 3/1/2025	1,622,308	(l)
2,355,000	Morgan Stanley, 3.59%, due 7/22/2028	2,548,762	(l)(m)
885,000	Wells Fargo & Co., 2.41%, due 10/30/2025	899,792	(l)
		19,296,786
Beverages 1.1%
	Anheuser-Busch InBev Worldwide, Inc.
865,000	4.60%, due 4/15/2048	1,044,964
1,260,000	4.75%, due 4/15/2058	1,557,962
970,000	5.80%, due 1/23/2059	1,398,083
		4,001,009
Computers 2.1%
	Apple, Inc.
1,130,000	3.00%, due 2/9/2024	1,185,002
1,155,000	4.65%, due 2/23/2046	1,505,093
1,805,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	1,977,620	(d)
920,000	HP Enterprise Co., 3.60%, due 10/15/2020	930,096
	IBM Corp.
665,000	4.15%, due 5/15/2039	783,901
1,405,000	4.25%, due 5/15/2049	1,691,548
		8,073,260
Diversified Financial Services 1.8%
1,700,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	1,863,688
1,210,000	Air Lease Corp., 2.30%, due 2/1/2025	1,211,137
1,595,000	Avolon Holdings Funding Ltd., 3.25%, due 2/15/2027	1,613,996	(d)
2,165,000	Synchrony Financial, 2.85%, due 7/25/2022	2,207,229	(m)
		6,896,050

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Electric 1.1%
	DTE Energy Co.
$880,000	2.25%, due 11/1/2022	$886,769
1,565,000	Ser. C, 3.40%, due 6/15/2029	1,659,062
1,430,000	Evergy, Inc., 2.90%, due 9/15/2029	1,467,588
		4,013,419
Food 1.1%
1,415,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	1,584,262	(d)
	Kraft Heinz Foods Co.
1,580,000	3.75%, due 4/1/2030	1,674,047	(d)
95,000	5.20%, due 7/15/2045	107,826
240,000	4.88%, due 10/1/2049	263,706	(d)
310,000	Kroger Co., 5.40%, due 1/15/2049	386,731
		4,016,572
Healthcare - Services 0.5%
1,290,000	HCA, Inc., 5.25%, due 6/15/2049	1,497,063
395,000	UnitedHealth Group, Inc., 3.88%, due 8/15/2059	438,879
		1,935,942
Insurance 0.3%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	1,167,948

Media 1.6%
	Comcast Corp.
1,225,000	3.70%, due 4/15/2024	1,318,156
690,000	4.00%, due 8/15/2047	796,461
1,370,000	4.95%, due 10/15/2058	1,862,833	(m)
1,680,000	Fox Corp., 5.58%, due 1/25/2049	2,212,816	(d)
		6,190,266
Mining 0.2%
805,000	Anglo American Capital PLC, 3.63%, due 9/11/2024	848,284	(d)

Miscellaneous Manufacturer 0.4%
1,090,000	General Electric Capital Corp., 5.88%, due 1/14/2038	1,402,375

Oil & Gas 1.2%
350,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	424,826
905,000	Concho Resources, Inc., 4.88%, due 10/1/2047	1,049,481
	Occidental Petroleum Corp.
1,280,000	3.20%, due 8/15/2026	1,320,966
1,305,000	3.50%, due 8/15/2029	1,347,434
470,000	4.30%, due 8/15/2039	488,894
		4,631,601
Pharmaceuticals 2.2%
	AbbVie, Inc.
245,000	2.95%, due 11/21/2026	253,077	(d)
425,000	3.20%, due 11/21/2029	443,937	(d)
510,000	4.05%, due 11/21/2039	556,305	(d)
1,110,000	4.70%, due 5/14/2045	1,273,886
1,405,000	4.25%, due 11/21/2049	1,518,629	(d)(m)
965,000	Cigna Corp., 4.80%, due 8/15/2038	1,156,466
1,195,000	CVS Health Corp., 5.05%, due 3/25/2048	1,443,810
475,000	Mylan NV, 3.95%, due 6/15/2026	507,102
1,070,000	Mylan, Inc., 4.55%, due 4/15/2028	1,182,111
		8,335,323

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Pipelines 2.1%
$835,000	Energy Transfer Operating L.P., 6.25%, due 4/15/2049	$990,210
1,535,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	1,644,378
1,320,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	1,584,788
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,197,716
2,390,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	2,382,415
		7,799,507
Real Estate Investment Trusts 0.2%
735,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	758,085

Retail 0.6%
2,240,000	Walmart, Inc., 3.40%, due 6/26/2023	2,372,267	(m)

Semiconductors 0.4%
1,515,000	Microchip Technology, Inc., 4.33%, due 6/1/2023	1,618,640

Software 0.1%
370,000	Oracle Corp., 4.00%, due 7/15/2046	430,410

Telecommunications 1.4%
	AT&T, Inc.
410,000	4.35%, due 6/15/2045	454,155
1,450,000	5.45%, due 3/1/2047	1,836,974
1,200,000	4.50%, due 3/9/2048	1,354,219
1,590,000	British Telecommunications PLC, 3.25%, due 11/8/2029	1,623,996	(d)
		5,269,344
	Total Corporate Bonds (Cost $82,514,552)	90,704,465

Asset-Backed Securities 7.5%
800,000	522 Funding CLO I Ltd., Ser. 2019-1A, Class A1, (3M USD LIBOR + 1.39%), 3.30%, due 1/15/2033	800,677	(d)(f)
1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,199,200	(d)
	Asset Backed Funding Certificates
184,583	Ser. 2003-OPT1, Class A3, (1M USD LIBOR + 0.68%), 2.34%, due 4/25/2033	182,039	(f)
1,130,258	Ser. 2004-OPT3, Class A4, (1M USD LIBOR + 0.78%), 2.44%, due 11/25/2033	1,116,757	(f)
958,525	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1M USD LIBOR + 0.48%), 2.14%, due 10/25/2035	959,438	(f)
14,966	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 2.12%, due 12/25/2033	14,463	(f)
1,550,000	CIFC Funding Ltd., Ser. 2019-5A, Class A1, (3M USD LIBOR + 1.34%), 3.48%, due 10/15/2032	1,550,011	(d)(f)
575,326	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	602,448	(d)
194,052	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, (1M USD LIBOR + 0.50%), 2.16%, due 10/25/2034	193,033	(f)
2,883,267	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AA1, Class M2, (1M USD LIBOR + 1.05%), 2.71%, due 2/25/2035	2,892,438	(f)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class A1, (3M USD LIBOR + 1.37%), 3.23%, due 10/15/2032	1,900,186	(d)(f)
4,048	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, (1M USD LIBOR + 0.24%), 1.90%, due 5/25/2032	4,010	(f)
1,964,426	Home Equity Asset Trust, Ser. 2003-5, Class A1, (1M USD LIBOR + 0.58%), 2.24%, due 12/25/2033	1,935,675	(f)
1,500,000	Kayne CLO 5 Ltd., Ser. 2019-5A, Class A, (3M USD LIBOR + 1.35%), 3.15%, due 7/24/2032	1,502,158	(d)(f)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
$900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class A, (3M USD LIBOR + 1.33%), 3.24%, due 1/15/2033	$900,543	(d)(f)
	Navient Student Loan Trust
24,692	Ser. 2017-3A, Class A1, (1M USD LIBOR + 0.30%), 1.96%, due 7/26/2066	24,692	(d)(f)
37,866	Ser. 2017-4A, Class A1, (1M USD LIBOR + 0.24%), 1.90%, due 9/27/2066	37,863	(d)(f)
18,222	Ser. 2018-3A, Class A1, (1M USD LIBOR + 0.27%), 1.93%, due 3/25/2067	18,219	(d)(f)
1,830,000	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 2.17%, due 1/25/2068	1,830,056	(d)(f)
2,200,000	Octagon Investment Partners 44 Ltd., Ser. 2019-1A, Class A, (3M USD LIBOR + 1.30%), 3.12%, due 7/20/2032	2,206,564	(d)(f)
85,927	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, (1M USD LIBOR + 0.26%), 1.92%, due 4/25/2035	85,912	(f)
1,350,000	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.46%), 2.12%, due 1/25/2036	1,348,938	(f)
8,946	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 2.20%, due 3/25/2035	8,511	(f)
666,245	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A2A, 1.86%, due 11/26/2040	666,075	(d)
2,200,000	Southwick Park CLO LLC, Ser. 2019-4A, Class A1, (3M USD LIBOR + 1.30%), 3.12%, due 7/20/2032	2,203,521	(d)(f)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 3.09%, due 7/20/2032	3,053,642	(d)(f)
1,190,745	Wells Fargo Home Equity Asset-Backed Securities Trust, Ser. 2004-2, Class M1, (1M USD LIBOR + 0.90%), 2.56%, due 10/25/2034	1,180,524	(f)

	Total Asset-Backed Securities (Cost $27,857,366)	28,417,593

NUMBER OF SHARES
Short-Term Investments 0.8%
Investment Companies 0.8%
2,912,973	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(o) (Cost $2,912,973)	2,912,973	(m)

	Total Investments 101.8% (Cost $373,196,577)	386,795,033

	Liabilities Less Other Assets (1.8)%	(6,854,195	)(p)

	Net Assets 100.0%	$379,940,838

(a)	Rate shown was the discount rate at the date of purchase.
(b)	All or a portion of the security is pledged as collateral for futures.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $66,017,173, which represents 17.4% of net assets of the Fund.
(e)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

(g)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(h)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(i)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $2,391,393, which represents 0.6% of net assets of the Fund.
(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2020 amounted to $4,279,278, which represents 1.1% of net assets of the Fund.
(l)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(m)	All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures and/or delayed delivery securities with a total value of $16,896,458.
(n)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(o)	Represents 7-day effective yield as of January 31, 2020.
(p)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	1	Australian Dollar	$67,030	$(1,255)
3/2020	10	Euro	1,389,813	(5,625)
3/2020	15	U.S. Treasury Long Bond	2,452,969	66,620
3/2020	147	U.S. Treasury Note, 2 Year	31,804,828	111,887
3/2020	106	U.S. Treasury Note, 5 Year	12,753,953	131,949
3/2020	27	U.S. Treasury Note, 10 Year	3,554,719	84,603
Total Long Positions			$52,023,312	$388,179

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2020	1	Federal Funds, 30 day	$(410,074)	$(2,438)
3/2020	2	South African Rand	(66,350)	150
3/2020	35	U.S. Treasury Note, Ultra 10 Year	(5,097,969)	(138,953)
3/2020	39	U.S. Treasury Ultra Long Bond	(7,553,813)	(226,370)
Total Short Positions			$(13,128,206)	$(367,611)
Total Futures				$20,568

At January 31, 2020, the Fund had $23,411 deposited in a segregated account to cover margin requirements on open futures.

The Fund had securities pledged in the amount of $243,811 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2020

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$71,518,239	$—	$71,518,239
U.S. Government Agency Securities	—	3,407,813	—	3,407,813
Mortgage-Backed Securities(a)	—	189,833,950	—	189,833,950
Corporate Bonds(a)	—	90,704,465	—	90,704,465
Asset-Backed Securities	—	28,417,593	—	28,417,593
Short-Term Investments	—	2,912,973	—	2,912,973
Total Investments	$—	$386,795,033	$—	$386,795,033

(a) The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$395,209	$—	$—	$395,209
Liabilities	(374,641)	—	—	(374,641)
Total	$20,568	$—	$—	$20,568

(a) Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)		VALUE
Corporate Bonds 25.9%
Argentina 0.6%
$86,000	Genneia SA, 8.75%, due 1/20/2022	$72,240	(b)
200,000	Pampa Energia SA, 7.38%, due 7/21/2023	185,500	(c)
234,000	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	140,400	(b)
44,000	Tecpetrol SA, 4.88%, due 12/12/2022	43,010	(c)
200,000	Telecom Argentina SA, 8.00%, due 7/18/2026	195,802	(b)
113,000	YPF Energia Electrica SA, 10.00%, due 7/25/2026	104,525	(b)
	YPF SA
83,000	(BADLARPP + 4.00%, 18.00% Floor), 44.44%, due 7/7/2020	19,257	(c)(d)
200,000	8.50%, due 7/28/2025	183,500	(c)
206,000	7.00%, due 12/15/2047	161,195	(b)
		1,105,429
Azerbaijan 0.9%
	Southern Gas Corridor CJSC
1,270,000	6.88%, due 3/24/2026	1,520,942	(c)(e)
200,000	6.88%, due 3/24/2026	239,518	(c)(e)
		1,760,460
Bahrain 0.1%
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	256,257	(b)(e)

Brazil 2.4%
204,000	Banco BTG Pactual SA, 4.50%, due 1/10/2025	209,610	(b)
200,000	Banco do Brasil SA, 9.00%, due 6/18/2024	231,500	(c)(e)(f)(g)
316,000	Banco Votorantim SA, 4.50%, due 9/24/2024	331,800	(b)
200,000	Braskem America Finance Co., 7.13%, due 7/22/2041	239,500	(c)
200,000	BRF SA, 4.88%, due 1/24/2030	205,600	(b)
200,000	Cemig Geracao e Transmissao SA, 9.25%, due 12/5/2024	233,502	(b)(e)
200,000	Cosan Ltd., 5.50%, due 9/20/2029	213,102	(b)
219,000	CSN Islands XI Corp., 6.75%, due 1/28/2028	217,029	(b)
327,000	CSN Resources SA, 7.63%, due 4/17/2026	343,455	(b)(e)
268,000	GUSAP III L.P., 4.25%, due 1/21/2030	281,266	(b)
200,000	JBS Investments II GmbH, 5.75%, due 1/15/2028	211,142	(b)
200,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, due 5/3/2023	215,002	(b)
276,000	MARB BondCo PLC, 6.88%, due 1/19/2025	290,443	(b)(e)
308,637	MV24 Capital BV, 6.75%, due 6/1/2034	332,803	(b)(e)
	Petrobras Global Finance BV
38,000	5.09%, due 1/15/2030	41,699	(b)
166,000	6.90%, due 3/19/2049	202,578
200,000	Rumo Luxembourg S.a.r.l., 7.38%, due 2/9/2024	214,626	(c)(e)
	Suzano Austria GmbH
213,000	5.00%, due 1/15/2030	224,885	(e)
200,000	7.00%, due 3/16/2047	238,960	(b)(e)
117,000	Vale Overseas Ltd., 8.25%, due 1/17/2034	166,667
		4,645,169
Chile 0.9%
	AES Gener SA
200,000	7.13%, due 3/26/2079	213,993	(b)(g)
207,000	6.35%, due 10/7/2079	216,211	(b)(g)
211,000	Banco del Estado de Chile, 2.70%, due 1/9/2025	212,583	(b)
200,000	Cencosud SA, 4.38%, due 7/17/2027	203,986	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Codelco, Inc.
	$238,000	3.00%, due 9/30/2029	$241,219	(b)
	260,000	3.15%, due 1/14/2030	264,378	(b)
	204,000	4.38%, due 2/5/2049	228,644	(b)(e)
	179,000	VTR Finance BV, 6.88%, due 1/15/2024	183,028	(c)
			1,764,042
China 2.8%
	212,000	Alibaba Group Holding Ltd., 4.20%, due 12/6/2047	249,318	(e)
	200,000	CDBL Funding 1, 3.00%, due 4/24/2023	202,800	(c)
	200,000	Champion Sincerity Holdings Ltd., 8.13%, due 2/8/2022	210,516	(c)(e)(f)(g)
	200,000	Charming Light Investments Ltd., 4.38%, due 12/21/2027	220,043	(c)(e)
	200,000	China Construction Bank Corp., 4.25%, due 2/27/2029	211,750	(c)(g)
	300,000	China Evergrande Group, 8.25%, due 3/23/2022	284,609	(c)(e)
		China Minmetals Corp.
	210,000	4.45%, due 5/13/2021	213,259	(c)(e)(f)(g)
	416,000	3.75%, due 11/13/2022	420,377	(c)(e)(f)(g)
	200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	227,344	(c)(e)
	200,000	China Reinsurance Finance Corp. Ltd., 3.38%, due 3/9/2022	201,537	(c)
	200,000	China Resources Land Ltd., 4.13%, due 2/26/2029	218,199	(c)(e)
	200,000	CNAC HK Finbridge Co. Ltd., 3.38%, due 6/19/2024	204,938	(c)
	200,000	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/2025	211,837
	201,000	Dianjian Int'l Finance Ltd., 4.60%, due 3/13/2023	208,136	(c)(f)(g)
	200,000	Easy Tactic Ltd., 8.13%, due 2/27/2023	200,086	(c)
	200,000	Greenland Global Investment Ltd., 6.75%, due 6/25/2022	203,061	(c)
	200,000	Huarong Finance 2017 Co. Ltd., 4.00%, due 11/7/2022	202,768	(c)(f)(g)
	20,000	Nexen, Inc., 5.88%, due 3/10/2035	26,579
	200,000	Prosus NV, 3.68%, due 1/21/2030	205,738	(b)
	200,000	Proven Glory Capital Ltd., 3.25%, due 2/21/2022	201,348	(c)
	200,000	Scenery Journey Ltd., 13.00%, due 11/6/2022	202,287	(c)
	312,000	Sinopec Group Overseas Development 2017 Ltd., 3.25%, due 9/13/2027	325,999	(b)(e)
	250,000	Sunac China Holdings Ltd., 8.35%, due 4/19/2023	260,362	(c)(e)
	200,000	Tencent Holdings Ltd., 3.60%, due 1/19/2028	213,422	(c)(e)
	200,000	Yuzhou Properties Co. Ltd., 7.38%, due 1/13/2026	190,000	(c)
			5,516,313
Colombia 1.2%
	200,000	Bancolombia SA, 4.63%, due 12/18/2029	206,100	(g)
		Ecopetrol SA
	300,000	7.38%, due 9/18/2043	414,750	(e)
	200,000	5.88%, due 5/28/2045	240,400	(e)
		Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	246,559	(b)(e)
COP	1,600,000,000	8.38%, due 11/8/2027	497,409	(b)(e)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	135,784	(b)
	$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	202,350	(b)(h)
	300,000	Millicom Int'l Cellular SA, 6.25%, due 3/25/2029	330,690	(c)(e)
			2,274,042
Ghana 0.2%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	202,250	(b)
	210,000	Tullow Oil PLC, 7.00%, due 3/1/2025	169,842	(b)
			372,092
Guatemala 0.1%
	250,000	Central American Bottling Corp., 5.75%, due 1/31/2027	263,752	(b)(e)

Hong Kong 0.8%
	309,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	328,508	(c)(e)(f)(g)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

	PRINCIPAL AMOUNT(a)		VALUE
	$200,000	Li & Fung Ltd., 4.38%, due 10/4/2024	$208,228	(c)
		Melco Resorts Finance Ltd.
	200,000	5.63%, due 7/17/2027	202,544	(c)
	200,000	5.63%, due 7/17/2027	202,628	(b)
	351,000	Metropolitan Light Co. Ltd., 5.50%, due 11/21/2022	364,477	(c)(e)
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	203,956	(c)
			1,510,341
	India 0.7%
	200,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	197,504	(c)
	200,000	Greenko Solar Mauritius Ltd., 5.55%, due 1/29/2025	205,106	(b)
	228,000	Network i2i Ltd., 5.65%, due 1/15/2025	227,088	(b)(f)(g)
	200,000	Oil India Ltd., 5.13%, due 2/4/2029	226,514	(c)(e)
	200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	200,281	(b)
	208,000	REC Ltd., 3.50%, due 12/12/2024	210,896	(c)
	200,000	Vedanta Resources PLC, 6.38%, due 7/30/2022	193,875	(c)
			1,461,264
	Indonesia 0.8%
	400,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	413,578	(c)(e)
	229,000	Pertamina Persero PT, 6.45%, due 5/30/2044	295,909	(c)
		Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	222,458	(b)
	$200,000	6.15%, due 5/21/2048	254,520	(b)(e)
	400,000	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	406,145	(c)(e)
			1,592,610
	Israel 0.6%
	400,000	Altice Financing SA, 7.50%, due 5/15/2026	427,480	(c)(e)
	312,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	312,000	(c)(g)
		Teva Pharmaceutical Finance Netherlands III BV
	200,000	7.13%, due 1/31/2025	210,504	(b)
	250,000	3.15%, due 10/1/2026	213,425
			1,163,409
Kazakhstan 0.5%
		KazMunayGas National Co. JSC
	560,000	5.75%, due 4/19/2047	696,516	(c)(e)
	225,000	6.38%, due 10/24/2048	300,317	(b)(e)
			996,833
	Korea 0.6%
	316,000	Hanwha Life Insurance Co. Ltd., 4.70%, due 4/23/2023	322,445	(b)(e)(f)(g)
	200,000	Hyundai Capital America, 2.75%, due 9/27/2026	200,464	(c)
	200,000	Kyobo Life Insurance Co. Ltd., 3.95%, due 7/24/2022	202,750	(c)(f)(g)
	200,000	SK Hynix, Inc., 3.00%, due 9/17/2024	203,746	(c)
	300,000	Woori Bank, 4.75%, due 4/30/2024	325,363	(c)(e)
			1,254,768
	Kuwait 0.2%
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 11/27/2025	200,116	(b)(f)(g)
	200,000	NBK Tier 1 Financing Ltd., 5.75%, due 4/9/2021	205,116	(c)(f)(g)
			405,232
	Macau 0.6%
	200,000	MGM China Holdings Ltd., 5.88%, due 5/15/2026	207,000	(c)
	400,000	Sands China Ltd., 5.40%, due 8/8/2028	454,508	(e)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
$		Studio City Finance Ltd.
	200,000	7.25%, due 2/11/2024	$207,166	(b)
	200,000	7.25%, due 2/11/2024	207,166	(c)
			1,075,840
Malaysia 0.1%
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	230,241	(c)(e)

Mexico 4.4%
	200,000	Aerovias de Mexico SA, 7.00%, due 2/5/2025	200,000	(b)(h)(i)
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	251,252	(c)(e)
	275,000	America Movil SAB de CV, 3.63%, due 4/22/2029	301,155	(e)
	200,000	Banco Mercantil del Norte SA, 7.63%, due 1/10/2028	224,200	(c)(f)(g)
		BBVA Bancomer SA
	200,000	6.75%, due 9/30/2022	219,500	(c)
	200,000	5.13%, due 1/18/2033	212,752	(c)(g)
	200,000	Braskem Idesa SA, 7.45%, due 11/15/2029	211,300	(b)
	358,530	Cometa Energia SA de CV, 6.38%, due 4/24/2035	410,589	(b)(e)
MXN	6,480,000	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/2025	320,255
	$300,000	Elementia SAB de CV, 5.50%, due 1/15/2025	304,128	(c)(e)
	209,000	Industrias Penoles SAB de CV, 5.65%, due 9/12/2049	229,509	(b)
	200,000	Infraestructura Energetica Nova SAB de CV, 4.88%, due 1/14/2048	202,100	(b)
	400,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	455,200	(c)(e)
	242,000	Mexico City Airport Trust, 5.50%, due 7/31/2047	266,200	(b)(e)
	258,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	267,881	(b)
		Petroleos Mexicanos
MXN	13,180,000	7.19%, due 9/12/2024	642,612	(c)
	$41,000	6.88%, due 8/4/2026	46,248
MXN	41,442,700	Ser. 14-2, 7.47%, due 11/12/2026	1,947,336
	$200,000	6.84%, due 1/23/2030	216,700	(c)
	79,000	6.84%, due 1/23/2030	85,596	(b)
	100,000	5.95%, due 1/28/2031	100,675	(b)
	319,000	6.35%, due 2/12/2048	315,443
	604,000	7.69%, due 1/23/2050	664,696	(b)
	200,000	Sigma Alimentos SA de CV, 4.13%, due 5/2/2026	209,502	(c)
		Trust F/1401
	200,000	6.95%, due 1/30/2044	244,502	(c)(e)
	200,000	6.39%, due 1/15/2050	229,626	(b)
			8,778,957
Mongolia 0.1%
	200,000	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/2020	202,879	(c)

Nigeria 0.2%
	200,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	216,000	(b)
	200,000	United Bank for Africa PLC, 7.75%, due 6/8/2022	213,250	(c)
			429,250
Oman 0.1%
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	261,813	(b)(e)

Panama 0.3%
	200,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	214,750	(b)
	206,000	Cable Onda SA, 4.50%, due 1/30/2030	212,961	(b)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	234,252	(b)(e)
			661,963
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	213,657	(b)

Peru 0.9%
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	277,597	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	$216,940	(b)(e)
205,000	Inkia Energy Ltd., 5.88%, due 11/9/2027	216,277	(b)
	Orazul Energy Egenor S en C por A
200,000	5.63%, due 4/28/2027	207,910	(b)
200,000	5.63%, due 4/28/2027	207,910	(c)
200,000	Petroleos del Peru SA, 4.75%, due 6/19/2032	224,000	(b)(e)
250,000	Southern Copper Corp., 6.75%, due 4/16/2040	342,940	(e)
165,000	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	171,600	(c)
		1,865,174
Qatar 0.1%
100,000	Nakilat, Inc., 6.07%, due 12/31/2033	122,024	(c)

Russia 1.4%
300,000	Evraz Group SA, 5.38%, due 3/20/2023	321,540	(c)(e)
	Gazprom OAO Via Gaz Capital SA
391,000	5.15%, due 2/11/2026	438,004	(b)(e)
200,000	5.15%, due 2/11/2026	224,043	(c)(e)
200,000	GTH Finance BV, 7.25%, due 4/26/2023	224,196	(c)(e)
273,000	GTLK Europe Capital DAC, 4.95%, due 2/18/2026	284,973	(c)
200,000	GTLK Europe DAC, 5.95%, due 7/19/2021	208,617	(c)
200,000	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/2022	211,874	(c)
205,000	SCF Capital Ltd., 5.38%, due 6/16/2023	220,888	(b)(e)
239,000	Veon Holdings BV, 4.00%, due 4/9/2025	248,531	(b)
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	359,252	(c)(e)
		2,741,918
Saudi Arabia 0.1%
200,000	Saudi Electricity Global Sukuk Co. 4, 4.22%, due 1/27/2024	212,958	(c)

Singapore 0.3%
200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	214,630	(b)(e)(g)
200,000	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/2024	215,116	(c)
200,000	Parkway Pantai Ltd., 4.25%, due 7/27/2022	200,600	(c)(f)(g)
		630,346
South Africa 0.6%
	Eskom Holdings SOC Ltd.
260,000	6.75%, due 8/6/2023	262,910	(c)(e)
206,000	6.35%, due 8/10/2028	221,074	(b)(e)
318,000	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/2022	325,473	(b)(e)
	SASOL Financing USA LLC
200,000	5.88%, due 3/27/2024	215,458	(e)
200,000	6.50%, due 9/27/2028	223,330	(e)
		1,248,245
Supranational 0.2%
	Banque Ouest Africaine de Developpement
205,000	5.00%, due 7/27/2027	221,384	(b)(e)
200,000	4.70%, due 10/22/2031	209,524	(b)
		430,908
Thailand 0.2%
200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	208,127	(c)(g)
240,000	PTTEP Treasury Center Co. Ltd., 3.90%, due 12/6/2059	255,351	(b)
		463,478
Turkey 1.0%
200,000	Akbank TAS, 5.13%, due 3/31/2025	204,111	(b)
200,000	SISECAM, 6.95%, due 3/14/2026	219,432	(b)
200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	208,000	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Turkiye Garanti Bankasi AS
	$200,000	5.25%, due 9/13/2022	$206,960	(c)
	200,000	5.88%, due 3/16/2023	210,392	(c)
	200,000	Turkiye Is Bankasi AS, 6.13%, due 4/25/2024	207,819	(c)
	200,000	Turkiye Sinai Kalkinma Bankasi AS, 6.00%, due 1/23/2025	204,683	(b)
		Yapi ve Kredi Bankasi AS
	200,000	5.75%, due 2/24/2022	206,887	(c)
	200,000	5.85%, due 6/21/2024	206,938	(b)
			1,875,222
Ukraine 0.3%
	200,000	MHP Lux SA, 6.95%, due 4/3/2026	208,798	(c)
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	315,383	(c)
			524,181
United Arab Emirates 0.9%
		Abu Dhabi Crude Oil Pipeline LLC
	$285,000	3.65%, due 11/2/2029	310,294	(b)(e)
	200,000	3.65%, due 11/2/2029	217,699	(c)(e)
	200,000	ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	209,000	(b)
	300,000	DP World Crescent Ltd., 3.88%, due 7/18/2029	312,835	(c)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	211,200	(c)(f)(g)
		MDGH-GMTN BV
	200,000	4.50%, due 11/7/2028	229,040	(b)(e)
	200,000	3.70%, due 11/7/2049	208,904	(b)
			1,698,972
United States 0.3%
IDR	8,100,000,000	JPMorgan Chase Bank N.A., 7.00%, due 9/18/2030	609,502	(c)

Venezuela 0.2%
		Petroleos de Venezuela SA
	$1,347,609	6.00%, due 5/16/2024	107,809	(c)(j)
	1,631,452	6.00%, due 11/15/2026	130,516	(c)(j)
	650,000	5.38%, due 4/12/2027	52,000	(c)(j)
	784,800	5.38%, due 4/12/2027	62,784	(c)(j)
			353,109
Zambia 0.1%
	200,000	First Quantum Minerals Ltd., 7.50%, due 4/1/2025	197,000	(b)

		Total Corporate Bonds (Cost $50,052,454)	51,169,650

Foreign Government Securities 57.9%
Albania 0.1%
EUR	101,000	Republic of Albania, 3.50%, due 10/9/2025	123,147	(c)

Angola 0.5%
		Angolan Government International Bond
	$458,000	9.38%, due 5/8/2048	496,546	(c)
	200,000	9.38%, due 5/8/2048	216,832	(c)
	200,000	9.13%, due 11/26/2049	210,949	(c)
			924,327
Argentina 1.0%
ARS	1,470,557	Argentina POM Politica Monetaria, (ARLLMONP), 53.32%, due 6/21/2020	10,865	(d)
ARS	247,388	Argentina Treasury Bond BONCER, 2.50%, due 7/22/2021	6,557
ARS	1,467,546	Argentine Bonos del Tesoro, 18.20%, due 10/3/2021	8,043

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Argentine Republic Government International Bond
EUR	641,161	7.82%, due 12/31/2033	$377,441	(e)
EUR	255,953	3.38%, due 12/31/2038	115,260	(k)
EUR	1,904,047	3.38%, due 12/31/2038	865,790	(e)(k)
ARS	5,078,000	Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, due 3/6/2020	106,003
	$536,000	Bonos de la Nacion Argentina en Moneda Dua, 4.50%, due 2/13/2020	321,734
ARS	6,487,701	City of Buenos Aires Argentina, (BADLARPP + 3.25%), 39.42%, due 3/29/2024	65,154	(d)
EUR	130,000	Provincia de Buenos Aires, 5.38%, due 1/20/2023	55,475	(c)
			1,932,322
Armenia 0.1%
	$200,000	Republic of Armenia International Bond, 3.95%, due 9/26/2029	201,945	(c)

Azerbaijan 0.7%
		State Oil Co. of the Azerbaijan Republic
	810,000	4.75%, due 3/13/2023	853,521	(c)(e)
	200,000	6.95%, due 3/18/2030	247,341	(c)(e)
	310,000	6.95%, due 3/18/2030	383,378	(c)(e)
			1,484,240
Belize 0.1%
	311,000	Belize Government International Bond, 4.94%, due 2/20/2034	193,598	(c)

Bermuda 0.4%
		Bermuda Government International Bond
	200,000	3.72%, due 1/25/2027	213,300	(c)
	490,000	4.75%, due 2/15/2029	563,500	(c)
			776,800
Brazil 0.7%
	540,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	581,856	(c)(e)
	670,000	Brazilian Government International Bond, 5.00%, due 1/27/2045	722,769
			1,304,625
Chile 0.8%
		Bonos de la Tesoreria de la Republica en pesos
CLP	395,000,000	4.70%, due 9/1/2030	559,209	(c)
CLP	205,000,000	5.00%, due 3/1/2035	304,260
CLP	370,000,000	6.00%, due 1/1/2043	628,949
CLP	95,000,000	5.10%, due 7/15/2050	143,130
			1,635,548
China 0.7%
CNY	10,000,000	China Government Bond, 3.19%, due 4/11/2024	1,466,801	(e)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Colombia 2.4%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	$121,016
	$200,000	4.50%, due 3/15/2029	225,714
	200,000	3.00%, due 1/30/2030	201,900
	310,000	5.63%, due 2/26/2044	401,453
	230,000	5.00%, due 6/15/2045	279,220
		Colombian TES
COP	2,359,500,000	Ser. B, 6.25%, due 11/26/2025	718,361	(e)
COP	157,500,000	Ser. B, 7.50%, due 8/26/2026	51,151
COP	2,766,800,000	Ser. B, 7.75%, due 9/18/2030	923,966
COP	2,636,400,000	Ser. B, 7.00%, due 6/30/2032	836,534
COP	3,006,300,000	Ser. B, 7.25%, due 10/18/2034	965,539
			4,724,854
Costa Rica 0.5%
		Costa Rica Government International Bond
	$204,000	6.13%, due 2/19/2031	217,005	(c)
	720,000	7.00%, due 4/4/2044	762,840	(c)
			979,845
Cote D'Ivoire 0.7%
		Ivory Coast Government International Bond
EUR	165,000	5.88%, due 10/17/2031	193,695	(c)
	$423,225	5.75%, due 12/31/2032	421,447	(c)(k)
	51,300	5.75%, due 12/31/2032	51,110	(c)(k)
EUR	207,000	6.88%, due 10/17/2040	245,804	(c)
EUR	490,000	6.63%, due 3/22/2048	553,402	(c)
			1,465,458
Croatia 0.4%
		Croatia Government International Bond
EUR	100,000	3.00%, due 3/20/2027	129,982	(c)
EUR	360,000	1.13%, due 6/19/2029	415,474	(c)
EUR	122,000	2.75%, due 1/27/2030	162,241	(c)
			707,697
Czech Republic 1.7%
		Czech Republic Government Bond
CZK	28,570,000	2.40%, due 9/17/2025	1,317,810	(c)
CZK	24,190,000	2.75%, due 7/23/2029	1,179,869
CZK	20,490,000	0.95%, due 5/15/2030	851,980	(c)(l)
CZK	2,500,000	2.00%, due 10/13/2033	118,683	(l)
			3,468,342
Dominican Republic 0.6%
DOP	4,900,000	Dominican Republic Bond, 11.25%, due 2/5/2027	97,270	(c)
		Dominican Republic International Bond
DOP	22,500,000	8.90%, due 2/15/2023	420,504	(b)
DOP	8,650,000	9.75%, due 6/5/2026	164,766	(b)
	$342,000	6.85%, due 1/27/2045	384,750	(c)
	150,000	6.40%, due 6/5/2049	161,814	(c)
			1,229,104

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Ecuador 0.4%
$		Ecuador Government International Bond
	300,000	7.95%, due 6/20/2024	$264,000	(c)
	320,000	7.88%, due 1/23/2028	260,003	(c)
	200,000	10.75%, due 1/31/2029	181,500	(c)
	200,000	9.50%, due 3/27/2030	171,500	(c)
			877,003
Egypt 1.7%
		Egypt Government Bond
EGP	24,222,000	15.90%, due 7/2/2024	1,635,317	(e)
EGP	3,316,000	14.22%, due 10/15/2026	213,033
		Egypt Government International Bond
EUR	200,000	5.63%, due 4/16/2030	232,629	(c)
EUR	201,000	6.38%, due 4/11/2031	242,036	(c)
	$200,000	7.05%, due 1/15/2032	213,155	(c)
	600,000	8.50%, due 1/31/2047	686,438	(c)
	200,000	8.70%, due 3/1/2049	230,359	(c)
			3,452,967
El Salvador 0.2%
		El Salvador Government International Bond
	150,000	7.75%, due 1/24/2023	165,600	(c)
	152,000	7.12%, due 1/20/2050	166,364	(c)
			331,964
Gabon 0.1%
	205,000	Gabon Government International Bond, 6.63%, due 2/6/2031	206,272	(c)(h)

Ghana 0.3%
GHS	556	Ghana Government Bond, 24.75%, due 7/19/2021	109
	$400,000	Ghana Government International Bond, 10.75%, due 10/14/2030	514,494	(c)
			514,603
Hungary 1.3%
		Hungary Government Bond
HUF	396,330,000	3.00%, due 6/26/2024	1,420,007	(e)
HUF	46,000,000	5.50%, due 6/24/2025	185,269
HUF	159,870,000	3.00%, due 10/27/2027	577,040	(e)
HUF	71,260,000	6.75%, due 10/22/2028	327,549
			2,509,865

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Indonesia 5.7%
		Indonesia Government International Bond
EUR	100,000	0.90%, due 2/14/2027	$110,766
EUR	200,000	1.40%, due 10/30/2031	222,355
	$110,000	8.50%, due 10/12/2035	176,281	(c)
	200,000	5.25%, due 1/17/2042	247,081	(c)
	370,000	5.13%, due 1/15/2045	452,250	(c)
		Indonesia Treasury Bond
IDR	2,732,000,000	7.00%, due 5/15/2022	206,450
IDR	10,400,000,000	8.38%, due 3/15/2024	827,663
IDR	15,264,000,000	8.13%, due 5/15/2024	1,208,589
IDR	9,500,000,000	6.50%, due 6/15/2025	711,142
IDR	10,300,000,000	7.00%, due 5/15/2027	769,987
IDR	13,304,000,000	6.13%, due 5/15/2028	937,743
IDR	5,175,000,000	9.00%, due 3/15/2029	431,809
IDR	10,300,000,000	7.00%, due 9/15/2030	774,485
IDR	11,204,000,000	8.75%, due 5/15/2031	930,901
IDR	3,500,000,000	7.50%, due 8/15/2032	261,219
IDR	10,177,000,000	6.63%, due 5/15/2033	705,137
IDR	5,344,000,000	8.38%, due 3/15/2034	430,064
IDR	3,683,000,000	8.25%, due 5/15/2036	289,683
IDR	1,205,000,000	7.50%, due 5/15/2038	88,039
IDR	7,700,000,000	8.38%, due 4/15/2039	615,256
IDR	11,400,000,000	7.50%, due 4/15/2040	849,047
			11,245,947
Israel 0.1%
	$200,000	State of Israel, 3.38%, due 1/15/2050	209,238

Kazakhstan 0.1%
EUR	150,000	Kazakhstan Government International Bond, 1.50%, due 9/30/2034	172,508	(c)

Kenya 0.1%
	$200,000	Kenya Government International Bond, 8.00%, due 5/22/2032	217,592	(c)

Lebanon 0.0%(m)
		Lebanon Government International Bond
	130,000	6.60%, due 11/27/2026	47,715	(c)
	33,000	6.65%, due 2/26/2030	11,798	(c)
			59,513
Malaysia 4.7%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	991,549	(c)(e)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Malaysia Government Bond
MYR	13,999,000	3.49%, due 3/31/2020	$3,419,693	(e)
MYR	400,000	4.05%, due 9/30/2021	99,509
MYR	1,500,000	3.76%, due 4/20/2023	375,100
MYR	2,500,000	3.80%, due 8/17/2023	626,802
MYR	700,000	4.18%, due 7/15/2024	179,052
MYR	1,800,000	4.06%, due 9/30/2024	458,898
MYR	1,500,000	3.96%, due 9/15/2025	383,516
MYR	700,000	3.91%, due 7/15/2026	179,413
MYR	1,700,000	3.90%, due 11/16/2027	436,725
MYR	1,150,000	3.73%, due 6/15/2028	292,602
MYR	2,950,000	3.89%, due 8/15/2029	764,188
MYR	435,000	4.23%, due 6/30/2031	115,683
MYR	300,000	4.64%, due 11/7/2033	83,754
MYR	95,000	3.83%, due 7/5/2034	24,671
MYR	450,000	4.89%, due 6/8/2038	130,920
MYR	350,000	4.94%, due 9/30/2043	101,628
		Malaysia Government Investment Issue
MYR	2,000,000	4.07%, due 9/30/2026	515,533
MYR	500,000	4.37%, due 10/31/2028	132,595
			9,311,831
Mexico 4.1%
		Mexican Bonos
MXN	27,380,800	Ser. M20, 7.50%, due 6/3/2027	1,522,561
MXN	4,940,000	Ser. M20, 8.50%, due 5/31/2029	294,879
MXN	16,480,000	Ser. M20, 8.50%, due 5/31/2029	983,724
MXN	23,360,000	Ser. M, 7.75%, due 5/29/2031	1,337,573
MXN	25,940,000	Ser. M, 7.75%, due 11/13/2042	1,496,298
MXN	296,537,100	Mexico Cetes, 7.12%, due 4/23/2020	1,544,268	(n)
	$700,000	Mexico Government International Bond, 5.75%, due 10/12/2110	866,257
			8,045,560
Mongolia 0.4%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	212,000	(b)
		Mongolia Government International Bond
	300,000	5.63%, due 5/1/2023	306,300	(c)
	200,000	8.75%, due 3/9/2024	226,031	(c)
	42,000	8.75%, due 3/9/2024	47,460	(c)
			791,791
Morocco 0.1%
EUR	191,000	Morocco Government International Bond, 1.50%, due 11/27/2031	213,695	(c)

Nigeria 0.9%
		Nigeria Government International Bond
	$400,000	7.88%, due 2/16/2032	418,877	(c)
	380,000	9.25%, due 1/21/2049	428,229	(c)
NGN	397,000	Nigeria OMO Bill, 13.28%, due 2/27/2020	1,084	(n)
NGN	360,000,000	Nigeria OMO Bill, 12.61%, due 1/5/2021	873,993	(n)
			1,722,183
Oman 0.2%
	$415,000	Oman Government International Bond, 6.75%, due 1/17/2048	414,077	(c)

Paraguay 0.1%
	230,000	Paraguay Government International Bond, 6.10%, due 8/11/2044	287,502	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
Peru 1.8%
		Peru Government Bond
PEN	258,000	5.94%, due 2/12/2029	$87,610	(c)
PEN	1,347,000	6.15%, due 8/12/2032	461,785	(c)
PEN	1,660,000	5.40%, due 8/12/2034	527,679	(c)
PEN	207,000	5.35%, due 8/12/2040	63,926	(c)

		Peruvian Government International Bond
PEN	489,000	5.70%, due 8/12/2024	162,679	(b)
PEN	1,156,000	5.70%, due 8/12/2024	384,575	(c)
PEN	936,000	8.20%, due 8/12/2026	354,956	(c)
EUR	334,000	3.75%, due 3/1/2030	479,697
PEN	2,857,000	6.95%, due 8/12/2031	1,039,187	(c)
			3,562,094
Philippines 0.1%
PHP	12,000,000	Philippine Government International Bond, 3.90%, due 11/26/2022	235,036

Poland 2.4%
		Poland Government Bond
PLN	4,647,000	2.50%, due 1/25/2023	1,228,606	(e)
PLN	3,708,000	3.25%, due 7/25/2025	1,022,791
PLN	1,912,000	2.50%, due 7/25/2026	507,368
PLN	6,718,000	2.50%, due 7/25/2027	1,778,958	(e)
PLN	900,000	2.75%, due 4/25/2028	242,551
			4,780,274
Qatar 0.4%
		Qatar Government International Bond
	$213,000	5.10%, due 4/23/2048	281,572	(c)
	336,000	4.82%, due 3/14/2049	427,958	(c)
			709,530
Romania 1.5%
		Romania Government Bond
RON	510,000	5.85%, due 4/26/2023	125,957
RON	10,000	4.25%, due 6/28/2023	2,361
RON	2,300,000	4.40%, due 9/25/2023	545,755
RON	1,970,000	4.50%, due 6/17/2024	468,506
RON	2,250,000	4.85%, due 4/22/2026	545,375
RON	2,730,000	5.80%, due 7/26/2027	701,278
RON	435,000	5.00%, due 2/12/2029	106,555
		Romanian Government International Bond
EUR	108,000	2.12%, due 7/16/2031	124,663	(c)
EUR	68,000	2.00%, due 1/28/2032	77,607	(c)
EUR	14,000	3.88%, due 10/29/2035	18,505	(c)
EUR	184,000	3.38%, due 1/28/2050	216,309	(c)
			2,932,871

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
Russia 4.0%
		Russian Federal Bond - Obligatsyi Federal'novo Zaima
RUB	123,264,000	7.10%, due 10/16/2024	$2,027,227	(e)
RUB	89,070,000	7.95%, due 10/7/2026	1,540,467	(e)
RUB	56,114,000	6.90%, due 5/23/2029	926,786
RUB	104,667,000	7.25%, due 5/10/2034	1,781,078
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, due 6/23/2027	442,325	(c)
	1,000,000	4.38%, due 3/21/2029	1,127,968	(c)
	14,085	7.50%, due 3/31/2030	16,025	(c)
			7,861,876
Senegal 0.1%
	210,000	Senegal Government International Bond, 6.25%, due 5/23/2033	223,938	(c)

Serbia 0.6%
		Serbia International Bond
	70,000	7.25%, due 9/28/2021	75,950	(c)
	400,000	7.25%, due 9/28/2021	433,980	(c)
EUR	575,000	1.50%, due 6/26/2029	655,642	(c)
			1,165,572
South Africa 4.0%
		Republic of South Africa Government Bond
ZAR	15,758,447	8.25%, due 3/31/2032	963,343	(e)
ZAR	27,524,382	8.88%, due 2/28/2035	1,710,219
ZAR	30,632,643	9.00%, due 1/31/2040	1,861,233	(e)
ZAR	27,722,052	8.75%, due 1/31/2044	1,617,712	(e)
ZAR	16,405,603	8.75%, due 2/28/2048	954,184	(l)
		Republic of South Africa Government International Bond
	$277,000	5.88%, due 6/22/2030	301,715
	273,000	5.65%, due 9/27/2047	269,205
	200,000	5.75%, due 9/30/2049	196,742
			7,874,353
Sri Lanka 0.8%
		Sri Lanka Government International Bond
	350,000	6.20%, due 5/11/2027	332,981	(c)
	844,000	6.75%, due 4/18/2028	814,417	(c)
	203,000	7.85%, due 3/14/2029	206,079	(c)
	200,000	7.55%, due 3/28/2030	198,162	(c)
			1,551,639

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
Thailand 3.5%
		Thailand Government Bond
THB	45,000,000	2.40%, due 12/17/2023	$1,513,147	(e)
THB	33,000,000	1.45%, due 12/17/2024	1,073,913
THB	2,457,000	3.85%, due 12/12/2025	90,626
THB	26,500,000	2.13%, due 12/17/2026	901,616
THB	231,000	2.88%, due 12/17/2028	8,384	(e)
THB	4,400,000	4.88%, due 6/22/2029	185,337
THB	8,000,000	1.60%, due 12/17/2029	263,107
THB	27,500,000	3.65%, due 6/20/2031	1,087,792	(e)
THB	5,000,000	3.78%, due 6/25/2032	201,374
THB	5,000,000	1.60%, due 6/17/2035	161,320
THB	11,350,000	3.40%, due 6/17/2036	458,110
THB	21,950,000	3.30%, due 6/17/2038	882,789
THB	1,248,000	2.88%, due 6/17/2046	47,629
			6,875,144
Tunisia 0.3%
		Banque Centrale de Tunisie International Bond
EUR	460,000	5.63%, due 2/17/2024	505,808	(c)
EUR	104,000	6.38%, due 7/15/2026	113,603	(c)
			619,411
Turkey 3.8%
		Export Credit Bank of Turkey
	$420,000	5.38%, due 10/24/2023	429,030	(b)(e)
	200,000	8.25%, due 1/24/2024	222,908	(b)
	200,000	6.13%, due 5/3/2024	208,500	(b)
		Turkey Government Bond
TRY	1,488,963	7.40%, due 2/5/2020	248,659
TRY	600,000	10.70%, due 2/17/2021	101,157
TRY	1,908,749	9.20%, due 9/22/2021	315,427
TRY	1,788,824	9.50%, due 1/12/2022	296,805
TRY	6,608,000	11.00%, due 3/2/2022	1,128,431
TRY	11,523,000	10.70%, due 8/17/2022	1,965,827	(e)
TRY	1,335,677	8.50%, due 9/14/2022	217,377
TRY	9,367,000	12.20%, due 1/18/2023	1,659,053	(e)
		Turkey Government International Bond
	$224,000	5.60%, due 11/14/2024	235,827
	250,000	4.88%, due 10/9/2026	250,312
	241,000	6.00%, due 1/14/2041	243,169
			7,522,482
Ukraine 2.2%
		Ukraine Government International Bond
UAH	17,500,000	15.70%, due 1/20/2021	731,312	(b)
	$254,000	7.75%, due 9/1/2025	285,755	(c)
	2,070,000	9.75%, due 11/1/2028	2,581,509	(c)(e)
	206,000	7.38%, due 9/25/2032	228,001	(c)
	170,000	0.00%, due 5/31/2040	168,513	(c)(o)
	286,000	0.00%, due 5/31/2040	283,498	(b)(o)
	129,167	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	137,123	(b)(e)
			4,415,711

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
Uruguay 0.2%
		Uruguay Government International Bond
UYU	3,584,000	9.88%, due 6/20/2022	$94,816	(c)
UYU	2,488,000	8.50%, due 3/15/2028	58,496	(c)
	$165,000	5.10%, due 6/18/2050	207,489
			360,801
Uzbekistan 0.2%
		Republic of Uzbekistan Bond
	210,000	4.75%, due 2/20/2024	223,084	(c)
	200,000	5.38%, due 2/20/2029	223,116	(c)
			446,200
Venezuela 0.1%
	916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	112,235	(c)(j)

		Total Foreign Government Securities (Cost $112,341,621)	114,451,931

U.S. Treasury Obligations 0.8%
	1,562,300	U.S. Treasury Bill, 1.54%, due 5/7/2020 (Cost $1,555,899)	1,556,054	(n)

NUMBER OF SHARES
Short-Term Investments 2.6%

Investment Companies 2.6%
	5,068,010	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(p) (Cost $5,068,010)	5,068,010	(e)

		Total Investments 87.2% (Cost $169,017,984)	172,245,645

		Other Assets Less Liabilities 12.8%	25,312,801	(q)

		Net Assets 100.0%	$197,558,446

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $23,364,082, which represents 11.8% of net assets of the Fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2020 amounted to $56,703,927, which represents 28.7% of net assets of the Fund.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities, futures, forward foreign currency contracts and/or swaps with a total value of $56,746,074.
(f)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $608,622, which represents 0.3% of net assets of the Fund.
(i)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $200,000, which represents 0.1% of net assets of the Fund.
(j)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

(k)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(l)	All or a portion of this security was purchased on a delayed delivery basis.
(m)	Represents less than 0.05% of net assets of the Fund.
(n)	Rate shown was the discount rate at the date of purchase.
(o)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(p)	Represents 7-day effective yield as of January 31, 2020.
(q)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2020

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$112,283,126	56.8%
Oil & Gas	12,368,508	6.3%
Banks	7,952,945	4.0%
Electric	5,083,870	2.6%
Telecommunications	3,316,980	1.7%
Pipelines	2,288,453	1.2%
Diversified Financial Services	2,234,614	1.1%
Real Estate	2,200,420	1.1%
Mining	2,137,046	1.1%
Engineering & Construction	1,652,480	0.8%
U.S. Treasury Obligations	1,556,054	0.8%
Chemicals	1,549,726	0.8%
Lodging	1,481,012	0.8%
Iron - Steel	1,310,432	0.7%
Food	1,122,633	0.6%
Media	823,469	0.4%
Transportation	768,317	0.4%
Insurance	726,732	0.4%
Internet	668,478	0.3%
Real Estate Investment Trusts	474,128	0.2%
Forest Products & Paper	463,845	0.2%
Energy - Alternate Sources	450,031	0.2%
Investment Companies	437,944	0.2%
Multi-National	430,908	0.2%
Pharmaceuticals	423,929	0.2%
Agriculture	419,940	0.2%
Commercial Services	312,835	0.2%
Metal Fabricate - Hardware	304,128	0.2%
Beverages	263,752	0.1%
Holding Companies - Diversified	251,252	0.1%
Housewares	219,432	0.1%
Distribution - Wholesale	208,228	0.1%
Semiconductors	203,746	0.1%
Healthcare - Services	200,600	0.1%
Auto Manufacturers	200,464	0.1%
Airlines	200,000	0.1%
Gas	122,024	0.1%
Municipal	65,154	0.0%
Short-Term Investments and Other Assets-Net	30,380,811	15.4%
	$197,558,446	100.0%

*     Foreign Governments do not constitute an industry.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	44	Korea Bond, 3 year	$4,088,971	$10,430
3/2020	28	U.S. Treasury Note, 10 Year	3,686,375	68,732
3/2020	6	U.S. Treasury Ultra Long Bond	1,162,125	50,935
Total Long Positions			$8,937,471	$130,097
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	27	Euro-Bund	$(5,241,457)	$(76,536)
3/2020	4	Euro-Buxl Bond, 30 Year	(935,594)	(25,264)
3/2020	8	Korea Bond, 10 year	(883,534)	(5,638)
3/2020	20	U.S. Treasury Long Bond	(3,270,625)	(92,261)
3/2020	22	U.S. Treasury Note, 10 Year	(2,896,438)	(42,162)
Total Short Positions			$(13,227,648)	$(241,861)
Total Futures				$(111,764)

At January 31, 2020, the Fund had $465,597 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,674,426	USD	7,060,218	BRL	SSB	3/16/2020	$29,423
445,388	USD	338,851,255	CLP	CITI	2/18/2020	22,061
394,772	USD	300,401,626	CLP	GSI	2/18/2020	19,480
386,857	USD	300,549,140	CLP	CITI	3/18/2020	11,527
227,385	USD	171,959,626	CLP	JPM	3/18/2020	12,639
254,465	USD	196,950,783	CLP	MS	3/18/2020	8,510
208,131	USD	157,190,618	CLP	SCB	3/18/2020	11,829
5,357,892	CNH	763,526	USD	CITI	2/7/2020	1,885
1,195,703	CNH	170,412	USD	GSI	2/7/2020	402
946,614	USD	6,555,302	CNH	JPM	2/7/2020	10,145
244	USD	1,707	CNH	GSI	2/18/2020	1
1,551,542	USD	10,743,760	CNH	HSBC	4/29/2020	20,785
2,291,678,560	COP	667,276	USD	CITI	3/18/2020	1,080
185,039	USD	618,944,530	COP	CITI	3/18/2020	4,527
213,523	USD	698,238,765	COP	GSI	3/18/2020	9,886
15,203,350	CZK	593,223	EUR	CITI	3/18/2020	8,825
4,945,236	CZK	193,229	EUR	MS	3/18/2020	2,570
17,716,424	CZK	698,893	EUR	CITI	4/21/2020	289
793,868	EUR	20,015,008	CZK	GSI	3/18/2020	2,725
165,459	EUR	182,619	USD	HSBC	2/5/2020	894
372,872	EUR	411,119	USD	JPM	2/5/2020	2,440
619,743	EUR	685,042	USD	JPM	2/5/2020	2,325
412,292	EUR	455,182	USD	HSBC	3/4/2020	2,883
412,321	EUR	455,181	USD	JPM	3/4/2020	2,916
365,660	EUR	403,563	USD	JPM	3/4/2020	2,692
2,407,952	EUR	2,658,431	USD	SSB	3/4/2020	16,850
736,641	EUR	243,372,244	HUF	HSBC	2/19/2020	17,216
115,776	EUR	38,321,425	HUF	CITI	3/2/2020	2,512
782,691	EUR	258,437,747	HUF	MS	3/2/2020	19,050
822,961	EUR	3,525,182	PLN	GSI	4/6/2020	6,048

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

826,542	EUR	3,540,163	PLN	HSBC	4/6/2020	6,167
147,185	USD	132,000	EUR	CITI	2/5/2020	782
353,582	USD	317,656	EUR	HSBC	2/5/2020	1,264
131,491	USD	117,000	EUR	JPM	2/5/2020	1,725
350,024	USD	314,636	EUR	JPM	2/5/2020	1,056
507,254	USD	455,084	EUR	SCB	2/5/2020	2,512
177,114	USD	158,000	EUR	SCB	2/5/2020	1,874
3,681,434	USD	3,280,000	EUR	SSB	2/5/2020	43,531
1,989,304	USD	1,777,000	EUR	JPM	4/3/2020	11,372
287,980	USD	256,486	EUR	SSB	4/3/2020	2,492
307,626	USD	4,222,473,398	IDR	GSI	2/10/2020	1,342
307,828	USD	4,222,473,398	IDR	HSBC	2/10/2020	1,544
444,393	USD	6,087,290,010	IDR	JPM	2/10/2020	2,841
1,020,729	USD	13,987,044,196	IDR	SCB	3/23/2020	12,895
283,783	USD	3,894,636,215	IDR	SCB	3/23/2020	3,156
1,682,333	USD	23,098,428,286	IDR	CITI	4/22/2020	24,018
595,512	USD	8,298,461,062	IDR	JPM	5/4/2020	598
1,146,644	USD	15,860,379,124	IDR	SCB	5/4/2020	9,618
826,943	USD	964,629,583	KRW	JPM	2/14/2020	21,061
900,097	USD	1,071,115,988	KRW	SCB	2/18/2020	5,058
1,644,774	USD	1,935,240,634	KRW	SSB	3/16/2020	25,945
77,066,111	KZT	190,758	USD	GSI	6/5/2020	7,049
169,925,650	KZT	419,881	USD	JPM	6/5/2020	16,270
65,173,365	KZT	161,181	USD	JPM	6/5/2020	6,101
14,588,482	KZT	36,380	USD	JPM	6/5/2020	1,064
2,445,175	MXN	124,267	USD	CITI	2/5/2020	5,138
1,700,137	MXN	88,412	USD	GSI	2/5/2020	1,564
16,486,097	MXN	846,150	USD	SSB	2/5/2020	26,338
1,364,143	MXN	70,111	USD	SSB	2/5/2020	2,083
33,173,640	MXN	1,722,848	USD	CITI	3/17/2020	22,157
1,043,874	USD	19,924,534	MXN	HSBC	5/6/2020	3,398
902,138	USD	3,689,746	MYR	SCB	2/10/2020	3,847
517,180	USD	2,120,023	MYR	SCB	2/10/2020	1,047
1,609,351	USD	6,560,680	MYR	SCB	4/23/2020	14,590
1,170,446	USD	4,805,853	MYR	SCB	5/4/2020	2,503
72,796	USD	3,720,394	PHP	GSI	4/27/2020	146
1,450,725	USD	5,619,568	PLN	SCB	2/12/2020	293
3,627,525	RON	759,055	EUR	JPM	2/3/2020	292
431,108	RON	89,447	EUR	JPM	4/2/2020	323
916,271	USD	58,256,535	RUB	GSI	5/14/2020	14,807
3,311,396	THB	106,061	USD	GSI	5/5/2020	379
40,970,100	THB	1,314,320	USD	JPM	5/5/2020	2,597
439,153	USD	13,259,729	THB	CITI	2/11/2020	13,711
1,315,797	USD	40,970,100	THB	JPM	2/11/2020	1,262
328,841	USD	1,923,211	TRY	GSI	2/6/2020	7,721
1,271,289	USD	7,459,999	TRY	MS	2/6/2020	25,685
1,415,187	USD	8,278,676	TRY	HSBC	2/7/2020	33,221
421,174	USD	2,493,521	TRY	CITI	3/18/2020	8,646
969,416	USD	5,884,301	TRY	CITI	5/6/2020	6,047
1,361,916	USD	8,278,676	TRY	CITI	5/13/2020	8,604
7,676,855	UYU	188,020	USD	CITI	12/7/2020	8,169
773,381	USD	11,583,003	ZAR	CITI	2/6/2020	1,824
451,564	USD	6,475,426	ZAR	GSI	2/6/2020	20,229
429,171	USD	6,235,857	ZAR	GSI	2/6/2020	13,794
142,062	USD	2,068,770	ZAR	JPM	2/6/2020	4,259
464,105	USD	6,645,960	ZAR	SCB	2/6/2020	21,410
402,898	USD	5,911,070	ZAR	SCB	2/6/2020	9,155
130,663	USD	1,920,422	ZAR	SCB	2/6/2020	2,742
199,708	USD	2,811,342	ZAR	SSB	2/6/2020	12,441
489,798	USD	7,239,551	ZAR	SCB	5/6/2020	13,225
515,498	USD	7,630,622	ZAR	SCB	5/6/2020	13,180
3,984,283	ZAR	261,242	USD	CITI	2/6/2020	4,156
9,869,530	ZAR	648,642	USD	JPM	2/6/2020	8,779
3,125,431	ZAR	204,471	USD	SCB	2/6/2020	3,714
Total unrealized appreciation						$809,226

11,454,805	BRL	2,718,532	USD	CITI	2/12/2020	(45,122)
1,653,325	BRL	404,899	USD	HSBC	3/3/2020	(19,426)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

1,456,387	BRL	352,423	USD	SCB	3/3/2020	(12,866)
3,246,300	BRL	782,335	USD	SSB	3/3/2020	(25,460)
7,060,218	BRL	1,715,936	USD	GSI	3/16/2020	(70,933)
1,618,991	BRL	385,869	USD	CITI	4/2/2020	(8,976)
774,929	BRL	185,044	USD	GSI	4/2/2020	(4,645)
4,441,666	BRL	1,087,977	USD	MS	4/2/2020	(53,980)
644,925	BRL	150,455	USD	SCB	4/2/2020	(320)
16,573,072	BRL	4,034,046	USD	SCB	4/2/2020	(175,920)
338,851,255	CLP	434,982	USD	JPM	2/18/2020	(11,655)
300,401,626	CLP	377,389	USD	SCB	2/18/2020	(2,097)
1,323,541,565	CLP	1,722,307	USD	JPM	3/18/2020	(69,450)
75,419,201	CLP	97,538	USD	SCB	3/18/2020	(3,353)
1,707	CNH	245	USD	GSI	2/7/2020	(1)
665,966	CNH	96,917	USD	CITI	2/18/2020	(1,824)
5,715,784	CNH	827,673	USD	JPM	2/18/2020	(11,521)
816,686,122	COP	240,177	USD	CITI	3/18/2020	(1,995)
770,391,333	COP	232,135	USD	GSI	3/18/2020	(7,454)
992,391,888	COP	297,645	USD	GSI	3/18/2020	(8,219)
3,026,138	CZK	119,553	EUR	CITI	4/21/2020	(145)
2,906,857	CZK	114,908	EUR	CITI	4/21/2020	(215)
354,239	USD	6,100,000	EGP	CITI	3/23/2020	(26,129)
726,727	EUR	18,426,173	CZK	MS	4/21/2020	(484)
329,924	EUR	366,025	USD	CITI	2/5/2020	(101)
589,622	EUR	654,806	USD	CITI	2/5/2020	(846)
786,758	EUR	875,267	USD	CITI	2/5/2020	(2,660)
238,240	EUR	265,359	USD	HSBC	2/5/2020	(1,123)
82,293	EUR	92,319	USD	JPM	2/5/2020	(1,047)
310,417	EUR	346,665	USD	SCB	2/5/2020	(2,376)
110,347	EUR	122,794	USD	SSB	2/5/2020	(406)
45,397	EUR	218,115	RON	GSI	2/3/2020	(287)
709,220	EUR	3,409,410	RON	JPM	2/3/2020	(4,928)
369,320	EUR	1,782,521	RON	GSI	4/2/2020	(1,916)
709,718	EUR	3,427,485	RON	GSI	4/2/2020	(4,154)
754,320	EUR	3,627,525	RON	JPM	4/6/2020	(538)
2,653,864	USD	2,407,952	EUR	SSB	2/5/2020	(16,836)
360,618	USD	326,482	EUR	JPM	3/4/2020	(2,110)
245,280	USD	221,667	EUR	SSB	4/3/2020	(1,452)
277,279,990	HUF	828,317	EUR	GSI	2/19/2020	(7,452)
259,713,070	HUF	779,616	EUR	GSI	2/19/2020	(11,172)
29,485,697	HUF	87,704	EUR	CITI	3/2/2020	(402)
272,738,521	HUF	812,559	EUR	CITI	3/2/2020	(5,171)
257,044,018	HUF	768,752	EUR	GSI	3/2/2020	(8,151)
1,454,656,268	IDR	106,210	USD	HSBC	2/10/2020	(694)
15,860,379,124	IDR	1,157,438	USD	SCB	2/10/2020	(6,980)
5,798,184,478	IDR	423,318	USD	JPM	3/23/2020	(5,531)
6,520,428,634	IDR	477,827	USD	JPM	3/23/2020	(7,999)
1,131,931,908	IDR	82,671	USD	SCB	3/23/2020	(1,110)
23,098,428,286	IDR	1,681,475	USD	SCB	4/22/2020	(23,161)
200,490	USD	2,782,798,586	IDR	GSI	2/10/2020	(1,365)
114,291	USD	394,594	ILS	CITI	2/11/2020	(88)
1,545,599	USD	5,349,335	ILS	CITI	2/11/2020	(4,987)
162,988	USD	564,745	ILS	HSBC	2/11/2020	(712)
57,246,547	INR	800,651	USD	CITI	4/15/2020	(8,055)
965,024,079	KRW	830,850	USD	SCB	2/14/2020	(24,638)
1,020,866,382	KRW	882,187	USD	GSI	2/18/2020	(29,137)
225,634,650	KRW	194,685	USD	MS	2/18/2020	(6,141)
912,957,257	KRW	789,105	USD	GSI	2/24/2020	(25,977)
1,935,240,634	KRW	1,655,750	USD	CITI	3/16/2020	(36,921)
19,924,534	MXN	1,057,959	USD	HSBC	2/5/2020	(3,499)
161,226	USD	3,084,619	MXN	CITI	2/5/2020	(2,021)
207,777	USD	4,039,978	MXN	CITI	2/5/2020	(6,030)
82,217	USD	1,586,751	MXN	GSI	2/5/2020	(1,758)
1,483,200	USD	28,694,193	MXN	MS	2/5/2020	(35,372)
237,775	USD	4,514,545	MXN	SSB	2/5/2020	(1,147)
1,741,068	USD	33,173,640	MXN	SSB	3/17/2020	(3,937)
368,355	USD	7,063,269	MXN	CITI	5/6/2020	(495)
1,003,916	MYR	246,990	USD	SCB	2/10/2020	(2,580)
4,805,853	MYR	1,173,161	USD	SCB	2/10/2020	(3,146)
652,141	PEN	195,938	USD	GSI	3/18/2020	(3,659)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

652,405	PEN	196,680	USD	GSI	3/18/2020	(4,323)
638,078	PLN	149,534	EUR	CITI	2/18/2020	(1,287)
6,296,371	PLN	1,465,683	EUR	GSI	2/18/2020	(1,735)
1,417,404	PLN	331,105	EUR	SCB	2/18/2020	(1,677)
1,821,836	PLN	427,668	EUR	CITI	4/6/2020	(5,749)
9,229,012	PLN	2,157,137	EUR	GSI	4/6/2020	(18,733)
5,619,568	PLN	1,452,148	USD	CITI	2/12/2020	(1,716)
226,367,513	RUB	3,639,368	USD	GSI	5/14/2020	(136,545)
21,202,246	RUB	340,589	USD	SCB	5/14/2020	(12,504)
1,191,039	SGD	884,840	USD	JPM	2/18/2020	(12,038)
21,314,462	THB	704,063	USD	CITI	2/11/2020	(20,184)
2,598,709	THB	86,322	USD	GSI	2/11/2020	(2,941)
3,090,114	THB	102,444	USD	GSI	2/11/2020	(3,297)
7,497,123	THB	247,839	USD	GSI	2/11/2020	(7,292)
19,729,421	THB	651,906	USD	HSBC	2/11/2020	(18,883)
4,985,635	THB	163,826	USD	JPM	3/23/2020	(3,716)
5,884,301	TRY	988,197	USD	CITI	2/6/2020	(5,690)
1,232,338	TRY	209,245	USD	GSI	2/6/2020	(3,480)
2,266,571	TRY	389,037	USD	MS	2/6/2020	(10,586)
8,278,676	TRY	1,389,739	USD	CITI	2/7/2020	(7,773)
1,636,634	TRY	274,054	USD	GSI	3/18/2020	(3,289)
360,803	USD	2,204,580	TRY	GSI	5/6/2020	(128)
907,756	USD	5,557,736	TRY	MS	5/13/2020	(769)
792,624	USD	11,921,164	ZAR	CITI	2/6/2020	(1,459)
7,630,622	ZAR	521,919	USD	SCB	2/3/2020	(13,499)
7,239,551	ZAR	495,884	USD	SCB	2/3/2020	(13,520)
1,913,281	ZAR	129,402	USD	CITI	2/6/2020	(1,957)
5,448,704	ZAR	364,842	USD	GSI	2/6/2020	(1,898)
5,790,754	ZAR	388,561	USD	GSI	2/6/2020	(2,832)
2,503,328	ZAR	177,546	USD	GSI	2/6/2020	(10,796)
12,179,901	ZAR	840,341	USD	GSI	2/6/2020	(29,024)
1,673,904	ZAR	117,701	USD	MS	2/6/2020	(6,200)
9,083,898	ZAR	608,188	USD	SCB	2/6/2020	(3,100)
12,694,689	ZAR	845,563	USD	CITI	5/6/2020	(9,882)
5,911,070	ZAR	398,077	USD	SCB	5/6/2020	(8,956)
Total unrealized depreciation						$(1,269,916)
Total net unrealized depreciation						$(460,690)

Credit default swap contracts (“credit default swaps”)

At January 31, 2020, the Fund had outstanding credit default swaps as follows:

Over-the-counter credit default swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	Republic of Argentina, Senior Securities	USD 719,399	5.00%	3M	6/20/2023	$37,052	$(467,763)	$4,296	$(426,415)

Cross currency swap contracts (“cross currency swaps”)

At January 31, 2020, the Fund had outstanding cross currency swaps as follows:

Over-the-counter cross currency swaps

Counterparty	Notional Amount	Fund Receives /Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	TRY 5,200,000	Receive	3M USD LIBOR	12.90%	3M/1Y	10/7/2025	$(84,272)	$—	$(84,272)
JPM	TRY 4,000,000	Receive	3M USD LIBOR	11.07%	3M/1Y	12/7/2025	(20,066)	—	(20,066)
Total							$(104,338)	$—	$(104,338)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Interest rate swap contracts ("interest rate swaps")

At January 31, 2020, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL 8,248,167	Pay	1D CETIP	5.89%	T/T	1/3/2022	$32,774	$6,678	$39,452
CME	BRL 3,601,775	Pay	1D CETIP	6.07%	T/T	1/3/2022	17,045	3,483	20,528
CME	BRL 3,015,415	Pay	1D CETIP	6.23%	T/T	1/3/2022	16,688	3,485	20,173
CME	BRL 5,079,021	Pay	1D CETIP	6.24%	T/T	1/3/2022	28,278	5,921	34,199
CME	BRL 6,518,198	Pay	1D CETIP	5.49%	T/T	1/2/2023	1,608	692	2,300
CME	BRL 3,403,371	Pay	1D CETIP	5.58%	T/T	1/2/2023	2,803	320	3,123
CME	BRL 1,114,953	Pay	1D CETIP	5.66%	T/T	1/2/2023	1,470	418	1,888
CME	BRL 5,189,377	Pay	1D CETIP	5.72%	T/T	1/2/2023	9,068	1,215	10,283
CME	BRL 5,584,084	Pay	1D CETIP	6.48%	T/T	1/2/2023	38,394	8,266	46,660
CME	BRL 588,077	Pay	1D CETIP	9.26%	T/T	1/2/2023	17,290	7,727	25,017
CME	CLP 759,956,356	Receive	1D CLICP	1.96%	6M/6M	12/12/2021	(2,452)	(278)	(2,730)
CME	CLP 179,418,993	Pay	1D CLICP	3.05%	6M/6M	11/29/2029	(2,239)	513	(1,726)
CME	CLP 51,275,000	Pay	1D CLICP	3.08%	6M/6M	1/8/2030	(522)	54	(468)
LCH	CNY 7,200,000	Pay	7D CNRR007	2.75%	3M/3M	7/5/2024	6,542	132	6,674
CME	COP 6,603,969,754	Pay	1D IBRCOL	4.90%	T/T	11/18/2021	8,416	—	8,416
CME	COP 5,112,395,000	Pay	1D IBRCOL	4.91%	T/T	11/18/2021	6,656	—	6,656
CME	COP 1,983,635,246	Pay	1D IBRCOL	4.81%	T/T	11/19/2021	2,036	—	2,036
CME	COP 1,742,073,468	Receive	1D IBRCOL	5.81%	3M/3M	4/3/2029	(26,087)	(671)	(26,758)
CME	COP 1,300,000,000	Receive	1D IBRCOL	5.92%	3M/3M	5/15/2029	(22,304)	(1,454)	(23,758)
LCH	CZK 40,000,000	Pay	6M PRIBOR	2.07%	1Y/6M	9/30/2021	(1,722)	(606)	(2,328)
LCH	CZK 46,655,139	Pay	6M PRIBOR	2.10%	1Y/6M	9/30/2021	(1,002)	(495)	(1,497)
LCH	CZK 22,000,000	Pay	6M PRIBOR	2.10%	1Y/6M	10/3/2021	(450)	(317)	(767)
LCH	CZK 46,000,000	Pay	6M PRIBOR	2.14%	1Y/6M	11/18/2021	752	(358)	394
LCH	CZK 17,000,000	Receive	6M PRIBOR	1.58%	6M/1Y	1/11/2023	8,599	252	8,851
LCH	CZK 44,000,000	Receive	6M PRIBOR	1.70%	6M/1Y	6/18/2024	11,767	(15,462)	(3,695)
LCH	CZK 4,700,000	Receive	6M PRIBOR	1.64%	6M/1Y	6/21/2024	1,776	(1,609)	167
LCH	CZK 7,070,223	Receive	6M PRIBOR	1.68%	6M/1Y	7/17/2024	2,171	(2,590)	(419)
LCH	CZK 9,600,000	Receive	6M PRIBOR	1.49%	6M/1Y	11/18/2029	149	640	789
LCH	HUF 25,000,000	Pay	6M BUBOR	0.81%	1Y/6M	9/12/2024	(447)	174	(273)
LCH	HUF 48,024,297	Pay	6M BUBOR	1.86%	1Y/6M	11/6/2029	(1,873)	—	(1,873)
CME	MXN 55,942,028	Receive	28D TIIE	8.09%	28D/28D	1/28/2021	(34,594)	(97)	(34,691)
CME	MXN 57,243,005	Receive	28D TIIE	8.15%	28D/28D	1/28/2021	(37,016)	(108)	(37,124)
CME	MXN 3,500,000	Pay	28D TIIE	7.71%	28D/28D	1/21/2022	3,870	7	3,877
CME	MXN 12,211,377	Pay	28D TIIE	6.75%	28D/28D	6/23/2022	3,236	(329)	2,907
CME	MXN 19,000,000	Pay	28D TIIE	7.35%	28D/28D	3/20/2024	33,833	(13)	33,820
CME	MXN 20,933,047	Pay	28D TIIE	6.75%	28D/28D	8/26/2024	13,917	(264)	13,653
CME	MXN 1,800,000	Pay	28D TIIE	7.72%	28D/28D	12/3/2026	6,598	11	6,609
CME	MXN 3,300,000	Pay	28D TIIE	8.16%	28D/28D	12/28/2026	16,507	76	16,583
CME	MXN 6,685,611	Pay	28D TIIE	7.51%	28D/28D	4/20/2027	20,912	(9)	20,903
CME	MXN 12,369,618	Receive	28D TIIE	6.94%	28D/28D	8/20/2029	(16,398)	118	(16,280)
CME	MXN 16,120,878	Receive	28D TIIE	6.92%	28D/28D	8/31/2029	(20,254)	294	(19,960)
CME	MXN 10,567,193	Receive	28D TIIE	6.82%	28D/28D	9/10/2029	(9,026)	201	(8,825)
LCH	PLN 2,655,221	Pay	6M WIBOR	2.21%	1Y/6M	11/16/2021	5,099	586	5,685
LCH	PLN 1,250,000	Pay	6M WIBOR	2.33%	1Y/6M	4/6/2022	3,800	4,305	8,105
LCH	PLN 8,300,000	Receive	6M WIBOR	1.99%	6M/1Y	3/25/2024	(16,973)	(21,064)	(38,037)
LCH	PLN 1,200,000	Pay	6M WIBOR	1.62%	1Y/6M	8/16/2029	(6,192)	(252)	(6,444)
LCH	PLN 3,500,000	Receive	6M WIBOR	1.81%	6M/1Y	12/17/2029	3,671	(13)	3,658
LCH	ZAR 3,042,152	Receive	3M JIBAR	7.29%	3M/3M	1/7/2021	(1,549)	(68)	(1,617)
LCH	ZAR 23,000,000	Pay	3M JIBAR	8.49%	3M/3M	7/18/2029	1,927	—	1,927
Total							$126,552	$(489)	$126,063

At January 31, 2020, the Fund had $182,973 deposited in a segregated account to cover collateral requirements on centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Over-the-counter interest rate swaps

Counterparty	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	BRL 1,000,000	Pay	1D CETIP	11.99%	T/T	1/2/2023	$74,412	$35,843	$110,255
JPM	BRL 7,778,457	Pay	1D CETIP	8.87%	T/T	1/4/2021	86,641	117,477	204,118
JPM	BRL 2,071,383	Pay	1D CETIP	9.20%	T/T	1/4/2021	25,153	35,715	60,868
JPM	BRL 1,614,106	Pay	1D CETIP	9.28%	T/T	1/4/2021	19,871	28,497	48,368
JPM	BRL 489,151	Pay	1D CETIP	10.04%	T/T	1/4/2021	7,179	11,181	18,360
JPM	BRL 31,354	Pay	1D CETIP	10.23%	T/T	1/4/2021	481	762	1,243
JPM	CLP 231,188,535	Pay	1D CLICP	3.43%	6M/6M	5/10/2022	10,253	1,102	11,355
GSI	HUF 359,014,464	Receive	6M BUBOR	1.27%	6M/1Y	1/10/2022	(16,904)	(748)	(17,652)
GSI	HUF 500,000,000	Pay	6M BUBOR	0.84%	1Y/6M	9/21/2022	8,140	3,451	11,591
JPM	HUF 382,000,000	Receive	6M BUBOR	0.69%	6M/1Y	4/20/2020	(1,203)	(5,868)	(7,071)
JPM	HUF 128,246,450	Receive	6M BUBOR	1.38%	6M/1Y	6/17/2021	(5,656)	(3,644)	(9,300)
JPM	HUF 45,000,000	Receive	6M BUBOR	1.30%	6M/1Y	4/6/2022	(2,313)	(1,455)	(3,768)
GSI	MXN 9,000,000	Pay	28D TIIE	5.37%	28D/28D	3/17/2021	(7,720)	(285)	(8,005)
GSI	MXN 28,033,731	Pay	28D TIIE	5.90%	28D/28D	9/12/2022	(22,069)	(1,767)	(23,836)
GSI	MXN 10,713,184	Pay	28D TIIE	6.21%	28D/28D	12/8/2025	(7,351)	(399)	(7,750)
GSI	MXN 9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	(7,951)	(304)	(8,255)
GSI	MXN 5,000,000	Pay	28D TIIE	6.38%	28D/28D	9/16/2026	(1,650)	(144)	(1,794)
JPM	MXN 7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	(7,506)	(358)	(7,864)
GSI	RUB 337,196,904	Pay	3M MOSPRIME	9.01%	1Y/3M	2/21/2021	130,420	—	130,420
GSI	RUB 350,542,739	Pay	3M MOSPRIME	7.52%	1Y/3M	6/10/2021	62,920	—	62,920
GSI	RUB 160,000,000	Pay	3M MOSPRIME	6.29%	1Y/3M	12/14/2021	1,728	—	1,728
GSI	RUB 223,218,139	Pay	3M MOSPRIME	8.11%	1Y/3M	3/23/2022	115,620	—	115,620
Total							$462,495	$219,056	$681,551

At January 31, 2020, the Fund received cash collateral of $240,000 from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$51,169,650	$—	$51,169,650
Foreign Government Securities(a)	—	114,451,931	—	114,451,931
U.S. Treasury Obligations	—	1,556,054	—	1,556,054
Short-Term Investments	—	5,068,010	—	5,068,010
Total Investments	$—	$172,245,645	$—	$172,245,645

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$130,097	$—	$—	$130,097
Liabilities	(241,861)	—	—	(241,861)
Forward Contracts(a)
Assets	—	809,226	—	809,226
Liabilities	—	(1,269,916)	—	(1,269,916)
Swaps
Assets	—	1,132,179	—	1,132,179
Liabilities	—	(855,318)	—	(855,318)
Total	$(111,764)	$(183,829)	$—	$(295,593)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Floating Rate Income Fund^

(Unaudited) January 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 0.6%
Business Equipment & Services 0.2%
21,820	Brock Holdings III, Inc.	$436,400	*(a)(b)

Media 0.3%
81,399	Clear Channel Outdoor Holdings, Inc.	222,219	*
34,616	iHeartMedia, Inc., Class A	612,011	*
		834,230
Media - Broadcast 0.1%
16,445	Cumulus Media, Inc., Class A	230,230	*

	Total Common Stocks (Cost $1,500,472)	1,500,860

PRINCIPAL AMOUNT
Loan Assignments(c) 92.4%
Aerospace & Defense 1.3%
$205,000	AI Convoy (Luxembourg) S.a.r.l.,Term Loan B, (USD LIBOR + 8.25%), due 1/29/2027	205,000	(d)(e)
744,171	Atlantic Aviation FBO Inc., Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 12/6/2025	750,683
270,000	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/21/2026	270,675
	TransDigm, Inc.
135,000	Term Loan E, (1M USD LIBOR + 2.50%), 4.15%, due 5/30/2025	134,865
1,307,417	Term Loan F, (USD LIBOR + 2.50%), due 6/9/2023	1,305,782	(d)(e)
335,000	Term Loan F, (USD LIBOR + 2.50%), due 12/9/2025	334,497	(d)(e)
		3,001,502
Automotive 1.9%
595,620	Belron Finance US LLC, Term Loan B, (3M USD LIBOR + 2.25%), 4.14%, due 11/7/2024	596,739
705,000	Dealer Tire, LLC, Term Loan B, (USD LIBOR + 4.25%), due 12/19/2025	706,763	(d)(e)
1,187,025	Panther BF Aggregator 2 LP, Term Loan B, (1M USD LIBOR + 3.50%), 5.16%, due 4/30/2026	1,193,850
660,000	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/1/2025	645,150
1,323,350	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 2/5/2026	1,326,103
		4,468,605
Building & Development 4.3%
793,249	Core & Main LP, Term Loan B, (USD LIBOR + 2.75%), 4.57%, due 8/1/2024	791,020	(f)
724,660	CPG International Inc., Term Loan, (3M USD LIBOR + 3.75%), 5.93%, due 5/5/2024	724,885
1,539,008	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 8/21/2025	1,545,548
1,340,059	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/25/2023	1,309,238
745,000	MI Windows and Doors, LLC, Term Loan B, (1M USD LIBOR + 5.50%), 7.23%, due 11/6/2026	750,587	(d)(e)
808,789	NCI Building Systems, Inc., Term Loan, (1M USD LIBOR + 3.75%), 5.43%, due 4/12/2025	805,255
710,000	Quikrete Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.15%, due 2/1/2027	710,000	(d)(e)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,459,843	Realogy Group LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 2/8/2025	$1,442,325
475,000	VICI Properties 1 LLC, Term Loan B, (USD LIBOR + 1.75%), due 12/20/2024	475,062	(d)(e)
1,654,570	Wilsonart LLC, Term Loan B, (3M USD LIBOR + 3.25%), 5.20%, due 12/19/2023	1,651,806
		10,205,726
Business Equipment & Services 10.6%
600,688	AlixPartners, LLP, Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 4/4/2024	600,315
353,288	BrightView Landscapes, LLC, First Lien Term Loan B, (1M USD LIBOR + 2.50%), 4.19%, due 8/15/2025	354,394
918,063	Cast and Crew Payroll, LLC, First Lien Term Loan, (1M USD LIBOR + 4.00%), 5.65%, due 2/9/2026	923,231
975,244	Ceridian HCM Holding Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 4/30/2025	978,901
919,243	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 3/1/2024	919,096
453,863	Clear Channel Outdoor Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.15%, due 8/21/2026	455,138
775,463	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 6.65%, due 1/4/2026	737,178
1,120,000	Cortes NP Acquisition Corporation, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 11/30/2023	1,118,130
698,020	Cypress Intermediate Holdings III, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 4/29/2024	698,564
1,316,550	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 2/13/2025	1,318,196
	DiscoverOrg, LLC
1,220,275	First Lien Term Loan, (1M USD LIBOR + 4.50%), 6.15%, due 2/2/2026	1,221,288	(a)
95,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 10.28%, due 2/1/2027	95,316
1,205,803	EIG Investors Corp., First Lien Term Loan, (2M USD LIBOR + 3.75%), 5.67%, due 2/9/2023	1,200,799
365,000	Fleet U.S. Bidco Inc., Term Loan B, (USD LIBOR + 3.25%), due 10/7/2026	366,825	(d)(e)
378,076	Flexera Software LLC, First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 2/26/2025	379,101
1,449,708	Garda World Security Corporation, First Lien Term Loan B, (3M USD LIBOR + 4.75%), 6.66%, due 10/30/2026	1,457,870
443,845	Iron Mountain, Inc., Term Loan B, (1M USD LIBOR + 1.75%), 3.40%, due 1/2/2026	442,367
	Kronos Incorporated
1,438,849	Term Loan B, (3M USD LIBOR + 3.00%), 4.91%, due 11/1/2023	1,442,950
230,000	Second Lien Term Loan, (3M USD LIBOR + 8.25%), 10.16%, due 11/1/2024	234,600
1,194,652	Learning Care Group, Inc., First Lien Term Loan, (USD LIBOR + 3.25%), 5.05%, due 3/13/2025	1,194,652	(d)(e)(f)
1,295,253	MX Holdings US, Inc., Term Loan B1C, (1M USD LIBOR + 2.75%), 4.40%, due 7/31/2025	1,300,758
2,059,838	Prime Security Services Borrower, LLC, Term Loan B1, (1M USD LIBOR + 3.25%), 5.01%, due 9/23/2026	2,059,838
618,750	Refinitiv US Holdings Inc., Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 10/1/2025	624,498
945,602	Solera, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 3/3/2023	946,197
372,592	Switch, Ltd., Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 6/27/2024	374,105
1,242,482	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 5/1/2024	1,245,203

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$310,769	Trans Union, LLC, Term Loan B5, (1M USD LIBOR + 1.75%), 3.40%, due 11/16/2026	$311,714
1,046,345	West Corporation, Term Loan, (1M USD LIBOR + 4.00%), 5.65%, due 10/10/2024	888,745
635,200	WEX Inc., Term Loan B3, (1M USD LIBOR + 2.25%), 3.90%, due 5/15/2026	637,188
845,400	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 5/18/2025	840,962
		25,368,119
Cable & Satellite Television 4.1%
362,544	Altice Financing SA, Term Loan B, (1M USD LIBOR + 2.75%), 4.43%, due 7/15/2025	357,559
	Altice France S.A.
1,099,377	Term Loan B12, (1M USD LIBOR + 3.69%), 5.36%, due 1/31/2026	1,093,880
2,025,117	Term Loan B13, (1M USD LIBOR + 4.00%), 5.68%, due 8/14/2026	2,021,330
523,688	Charter Communications Operating, LLC, Term Loan B2, (1M USD LIBOR + 1.75%), 3.40%, due 2/1/2027	525,557
728,175	CSC Holdings, LLC, Term Loan B5, (3M USD LIBOR + 2.50%), 4.18%, due 4/15/2027	729,770
1,668,079	Radiate Holdco, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 2/1/2024	1,668,262
915,000	Telenet Financing USD LLC, Term Loan AR, (3M USD LIBOR + 2.00%), 3.61%, due 4/24/2028	912,429
355,000	UPC Broadband Holding B.V., Term Loan B, (USD LIBOR + 3.75%), due 4/30/2028	354,556	(d)(e)
785,000	Virgin Media Bristol LLC, Term Loan N, (3M USD LIBOR + 2.50%), 4.18%, due 1/31/2028	784,804
983,174	WideOpenWest Finance LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 8/18/2023	972,320
465,000	Ziggo Financing Partnership, Term Loan I, (3M USD LIBOR + 2.50%), 4.13%, due 4/30/2028	464,419
		9,884,886
Chemicals & Plastics 3.1%
365,000	Alpha 3 B.V., Term Loan B1, (3M USD LIBOR + 3.00%), due 1/31/2024	365,000	(d)(e)
860,675	Charter NEX US, Inc., Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 5/16/2024	860,408
813,946	Diamond (BC) B.V., Term Loan, (USD LIBOR + 3.00%), 4.78%, due 9/6/2024	789,527	(f)
378,100	Hexion Inc, Term Loan, (3M USD LIBOR + 3.50%), 5.41%, due 7/1/2026	380,463	(a)
669,938	Messer Industries GmbH, Term Loan, (3M USD LIBOR + 2.50%), 4.44%, due 3/1/2026	669,938
711,425	Momentive Performance Materials Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 5/15/2024	713,204
491,777	PQ Corporation, Term Loan B, (3M USD LIBOR + 2.50%), 4.28%, due 2/8/2025	491,865
	Solenis Holdings LLC
1,122,339	First Lien Term Loan, (3M USD LIBOR + 4.00%), 5.91%, due 6/26/2025	1,113,573
165,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 10.41%, due 6/26/2026	157,163	(d)(e)
1,295,987	Starfruit Finco B.V., Term Loan B, (1M USD LIBOR + 3.00%), 4.70%, due 10/1/2025	1,294,367
477,791	Univar Inc., Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 7/1/2024	478,537
		7,314,045
Containers & Glass Products 3.0%
1,181,602	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 4.80%, due 11/7/2025	1,177,667	(f)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Berry Global, Inc.
$650,000	Term Loan W, (1M USD LIBOR + 2.00%), 3.68%, due 10/1/2022	$652,373
184,452	Term Loan X, (1M USD LIBOR + 2.00%), 3.68%, due 1/19/2024	185,236
1,330,380	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.08%, due 4/3/2024	1,319,298
694,330	Consolidated Container Company LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 5/22/2024	695,719
1,199,520	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/5/2023	1,200,479
845,815	TricorBraun Holdings, Inc., First Lien Term Loan, (USD LIBOR + 3.75%), 5.69%, due 11/30/2023	840,741	(f)
1,005,593	Trident TPI Holdings, Inc., Term Loan B1, (1M USD LIBOR + 3.00%), 4.65%, due 10/17/2024	986,989
		7,058,502
Cosmetics - Toiletries 0.7%
280,000	Edgewell Personal Care Company, Term Loan B, (USD LIBOR + 3.00%), due 9/18/2026	280,000	(d)(e)
1,315,000	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.25%), 6.19%, due 10/1/2026	1,319,747
		1,599,747
Diversified Insurance 2.2%
3,125,409	Hub International Limited, Term Loan B, (USD LIBOR + 2.75%), 4.55%, due 4/25/2025	3,115,846	(f)
	Sedgwick Claims Management Services, Inc.
1,446,990	Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 12/31/2025	1,446,469
751,225	Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 9/3/2026	755,454
		5,317,769
Drugs 2.5%
335,332	Akorn, Inc., Term Loan B, (3M USD LIBOR + 10.00%), 12.27%, due 4/16/2021	322,059
500,461	Amneal Pharmaceuticals LLC, Term Loan B, (1M USD LIBOR + 3.50%), 5.19%, due 5/4/2025	456,256
1,250,486	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.67%, due 6/2/2025	1,254,862
1,651,302	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1M USD LIBOR + 4.25%), 5.94%, due 4/29/2024	1,589,378
714,397	Jaguar Holding Company II, Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 8/18/2022	713,704
578,484	Mallinckrodt International Finance S.A., Term Loan B, (3M USD LIBOR + 2.75%), 4.69%, due 9/24/2024	483,179
1,135,345	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 9/27/2024	1,117,611
		5,937,049
Electronics - Electrical 8.7%
	Applied Systems, Inc.
2,170,659	First Lien Term Loan, (3M USD LIBOR + 3.25%), 5.19%, due 9/19/2024	2,176,194
500,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), 8.94%, due 9/19/2025	511,250
869,917	Barracuda Networks, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.91%, due 2/12/2025	872,744
1,699,238	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 4/6/2026	1,696,400
374,063	Dell International LLC, Term Loan B, (1M USD LIBOR + 2.00%), 3.65%, due 9/19/2025	375,364
719,408	Dynatrace LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 8/22/2025	721,430

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,138,190	Epicor Software Corporation, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 6/1/2022	$1,140,717
488,336	Go Daddy Operating Company, LLC, Term Loan, (1M USD LIBOR + 1.75%), 3.40%, due 2/15/2024	488,946
	Hyland Software, Inc.
844,274	First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 7/1/2024	847,305
460,578	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 8.65%, due 7/7/2025	464,801
903,486	Infor (US), Inc., Term Loan B6, (3M USD LIBOR + 2.75%), 4.69%, due 2/1/2022	904,056
574,125	Informatica LLC, Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 8/5/2022	575,354
	McAfee, LLC
1,426,771	Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 9/30/2024	1,430,880
272,045	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 10.16%, due 9/29/2025	273,999
199,500	ON Semiconductor Corporation, Term Loan B, (1M USD LIBOR + 2.00%), 3.65%, due 9/19/2026	200,274
	Optiv Security, Inc.
899,429	First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 2/1/2024	776,882
425,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 8.90%, due 2/1/2025	299,625
605,000	Poseidon Intermediate llc, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 8/18/2025	609,537
	Project Alpha Intermediate Holding, Inc.
456,489	Term Loan B, (6M USD LIBOR + 3.50%), 5.38%, due 4/26/2024	456,206
248,750	Term Loan B, (6M USD LIBOR + 4.25%), 6.13%, due 4/26/2024	249,578
2,281,616	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.90%, due 11/3/2023	2,189,940
355,304	Riverbed Technology, Inc., Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 4/24/2022	305,317
199,500	S2P Acquisition Borrower, Inc., Term Loan, (1M USD LIBOR + 4.00%), 5.65%, due 8/14/2026	199,749
567,150	Sirius Computer Solutions, Inc., Term Loan B, (1M USD LIBOR + 4.25%), 5.15%, due 7/1/2026	568,670
750,695	Sophia, L.P., Term Loan B, (3M USD LIBOR + 3.25%), 5.19%, due 9/30/2022	751,903
207,576	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1M USD LIBOR + 1.75%), 3.40%, due 4/16/2025	207,532
	SS&C Technologies Inc.
290,898	Term Loan B3, (1M USD LIBOR + 1.75%), 3.40%, due 4/16/2025	290,837
580,558	Term Loan B5, (1M USD LIBOR + 1.75%), 3.40%, due 4/16/2025	579,966
668,325	Tibco Software Inc., Term Loan B, (1M USD LIBOR + 4.00%), 5.74%, due 6/30/2026	670,831
		20,836,287
Financial Intermediaries 2.2%
600,000	Alliant Holdings Intermediate, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 5/9/2025	598,614
667,221	Citco Funding LLC, Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 9/28/2023	666,387
	Edelman Financial Center, LLC
1,050,120	First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.91%, due 7/21/2025	1,053,680
240,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 8.41%, due 7/20/2026	240,000
525,446	Grosvenor Capital Management Holdings, LLP, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 3/31/2025	528,509
524,183	Guggenheim Partners, LLC, Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 7/21/2023	522,590

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$580,000	LPL Holdings, Inc., Term Loan B1, (1M USD LIBOR + 1.75%), 3.41%, due 11/12/2026	$581,090
353,203	PI US MergerCo, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 1/3/2025	353,867
685,714	Victory Capital Holdings, Inc., Term Loan B, (3M USD LIBOR + 2.50%), 4.10%, due 7/1/2026	689,828
		5,234,565
Food & Drug Retailers 0.3%
790,687	Albertsons, LLC, Term Loan B8, (1M USD LIBOR + 2.75%), 4.40%, due 8/17/2026	790,687

Food Products 1.2%
661,305	CHG PPC Parent LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 3/31/2025	663,507
350,351	Del Monte Foods, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 5.16%, due 2/18/2021	328,016
	Froneri International PLC
1,040,000	Term Loan, (USD LIBOR + 2.25%), due 1/29/2027	1,042,600	(d)(e)
240,000	Second Lien Term Loan, (USD LIBOR + 5.75%), due 1/31/2028	243,600	(d)(e)
579,990	Nomad Foods Europe Midco Limited, Term Loan B4, (3M USD LIBOR + 2.25%), 3.93%, due 5/15/2024	579,990
		2,857,713
Food Service 0.6%
595,000	1011778 B.C. Unlimited Liability Company, Term Loan B4, (1M USD LIBOR + 1.75%), 3.40%, due 11/19/2026	593,959
798,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 10/23/2025	795,510	(a)
		1,389,469
Health Care 8.8%
	Acadia Healthcare Company, Inc.
475,236	Term Loan B3, (1M USD LIBOR + 2.50%), 4.15%, due 2/11/2022	476,500
599,411	Term Loan B4, (1M USD LIBOR + 2.50%), 4.15%, due 2/16/2023	601,006
287,825	Agiliti Health, Inc., Term Loan, (1M USD LIBOR + 3.00%), 4.81%, due 1/4/2026	287,465	(a)
1,667,400	Athenahealth, Inc., Term Loan B, (3M USD LIBOR + 4.50%), 6.40%, due 2/11/2026	1,671,569
893,176	Auris Luxembourg III S.a.r.l., Term Loan B2, (1M USD LIBOR + 3.75%), 5.40%, due 2/27/2026	878,438
280,000	Aveanna Healthcare, LLC, Term Loan B, (2M USD LIBOR + 5.50%), 7.26%, due 3/18/2024	262,326
528,675	DaVita, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 8/12/2026	528,897
832,913	Emerald TopCo Inc, Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 7/24/2026	835,778
1,869,400	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 5.40%, due 10/10/2025	1,567,828
626,826	Gentiva Health Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 4.94%, due 7/2/2025	628,393
383,046	Global Medical Response, Inc., Term Loan B1, (1M USD LIBOR + 3.25%), 4.91%, due 4/28/2022	373,830
645,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (1 Week USD LIBOR + 2.00%), 3.56%, due 11/15/2027	648,025
967,575	HCA Inc., Term Loan B12, (1M USD LIBOR + 1.75%), 3.40%, due 3/13/2025	972,113
2,216,217	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 4.69%, due 6/7/2023	2,175,771
340,000	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 10/22/2026	342,125

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,153,175	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.25%), 5.01%, due 6/30/2025	$1,139,844
	Pearl Intermediate Parent LLC
826,911	First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/14/2025	815,541
232,727	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 7.90%, due 2/13/2026	230,837
939,733	Project Ruby Ultimate Parent Corp., Term Loan B, (1M USD LIBOR + 3.50%), 5.15%, due 2/9/2024	936,209
548,566	Select Medical Corporation, Term Loan B, (3M USD LIBOR + 2.50%), 4.58%, due 3/6/2025	550,623
	Sound Inpatient Physicians
817,550	First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 6/27/2025	819,594
215,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 8.40%, due 6/26/2026	215,376
1,396,355	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/6/2024	1,113,593
	Tivity Health Inc.
297,000	Term Loan A, (1M USD LIBOR + 4.25%), 5.90%, due 3/8/2024	297,000
961,499	Term Loan B, (1M USD LIBOR + 5.25%), 6.90%, due 3/6/2026	961,499
1,662,460	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.50%), 6.15%, due 8/27/2025	1,668,278
		20,998,458
Health Insurance 0.3%
600,000	AmWINS Group, Inc., Term Loan B, (USD LIBOR + 2.75%), 4.41%, due 1/25/2024	603,498	(f)

Industrial Equipment 2.5%
275,414	AI Alpine AT Bidco GmbH, Term Loan B, (USD LIBOR + 2.75%), due 10/31/2025	271,283	(d)(e)
1,267,200	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 8/1/2025	1,269,177
819,879	Circor International, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.18%, due 12/11/2024	821,158
601,975	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 6.40%, due 6/26/2026	598,592
615,938	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 3/29/2025	618,149
592,518	Gardner Denver, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 7/30/2024	593,335
557,794	Gates Global LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 4/1/2024	556,455
673,313	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 7.21%, due 9/30/2026	672,471	(a)
393,750	Hyster-Yale Group, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 5/30/2023	393,750	(a)
175,197	Sundyne US Purchaser, Inc., Term Loan, (1M USD LIBOR + 4.00%), 5.65%, due 5/15/2026	176,073
		5,970,443
Leisure Goods - Activities - Movies 4.4%
1,364,688	AMC Entertainment Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 4/22/2026	1,365,179
657,081	CityCenter Holdings, LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 4/18/2024	657,383
904,584	Crown Finance US, Inc., Term Loan, (1M USD LIBOR + 2.25%), 3.90%, due 2/28/2025	895,538
1,065,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 2/1/2024	1,063,008

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,191,298	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 5/22/2024	$1,143,646	(a)
572,506	Everi Payments Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 5/9/2024	574,831
785,000	Match Group Inc., Term Loan B, (1M USD LIBOR + 2.50%), 4.16%, due 11/16/2022	785,981
406,566	Motion Finco Sarl, Term Loan B1, (3M USD LIBOR + 3.25%), 5.15%, due 11/13/2026	410,226
523,707	NASCAR Holdings, Inc, Term Loan B, (1M USD LIBOR + 2.75%), 4.41%, due 10/19/2026	526,981
585,000	Playtika Holding Corp, Term Loan B, (1M USD LIBOR + 6.00%), 7.65%, due 12/10/2024	590,534
1,349,772	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 4.65%, due 3/31/2024	1,351,122
606,950	Twin River Worldwide Holdings, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 5/10/2026	608,249
550,000	WMG Acquisition Corp., Term Loan F, (1M USD LIBOR + 2.13%), 3.77%, due 11/1/2023	551,941
		10,524,619
Lodging & Casinos 3.3%
608,888	Caesars Resort Collection, LLC, First Lien Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 12/23/2024	608,260
971,085	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.67%, due 10/21/2024	972,299
383,175	GVC Holdings PLC, Term Loan B2, (1M USD LIBOR + 2.50%), 4.15%, due 3/29/2024	384,731
1,109,166	Mohegan Tribal Gaming Authority, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 10/13/2023	1,094,614
548,918	PCI Gaming Authority, Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 5/29/2026	551,185
460,350	Penn National Gaming, Inc., First Lien Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 10/15/2025	461,883
1,210,312	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 4.40%, due 8/14/2024	1,206,076
872,315	Stars Group Holdings B.V. (The), Term Loan, (3M USD LIBOR + 3.50%), 5.44%, due 7/10/2025	876,720
	Station Casinos LLC
1,195,000	Term Loan B, (USD LIBOR + 2.50%), due 6/8/2023	1,195,000	(d)(e)
603,476	Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 6/8/2023	603,325
		7,954,093
Nonferrous Metals - Minerals 0.6%
795,081	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.87%, due 6/1/2025	634,872
807,959	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.69%, due 5/1/2025	711,004
		1,345,876
Oil & Gas 5.1%
1,313,400	BCP Raptor II, LLC, First Lien Term Loan, (1M USD LIBOR + 4.75%), 6.40%, due 11/3/2025	1,191,096
1,613,727	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 6/24/2024	1,471,719
1,482,425	BCP Renaissance Parent LLC, Term Loan B, (2M USD LIBOR + 3.50%), 5.44%, due 10/31/2024	1,339,742
673,740	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.66%, due 5/21/2025	578,743

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$630,000	Buckeye Partners, L.P., Term Loan B, (1M USD LIBOR + 2.75%), 4.53%, due 11/1/2026	$634,990
84,930	Equitrans Midstream Corporation, Term Loan B, (1M USD LIBOR + 4.50%), 6.15%, due 1/31/2024	82,977
735,000	Gavilan Resources, LLC, Second Lien Term Loan, (1M USD LIBOR + 6.00%), 7.65%, due 3/1/2024	291,854	(a)
885,550	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 5/22/2026	862,862
1,626,653	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 2/17/2025	1,515,845	(a)
1,354,847	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 10/30/2024	1,334,524
859,125	NorthRiver Midstream Finance LP, Term Loan B, (3M USD LIBOR + 3.25%), 5.16%, due 10/1/2025	853,755
801,878	Prairie ECI Acquiror LP, Term Loan B, (3M USD LIBOR + 4.75%), 6.69%, due 3/11/2026	792,520
1,283,750	Traverse Midstream Partners LLC, Term Loan, (1M USD LIBOR + 4.00%), 5.65%, due 9/27/2024	1,135,053
		12,085,680
Property & Casualty Insurance 2.0%
2,485,437	AssuredPartners, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 10/22/2024	2,483,573
	Asurion LLC
1,535,824	Term Loan B7, (1M USD LIBOR + 3.00%), 4.65%, due 11/3/2024	1,536,469
705,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 8.15%, due 8/4/2025	715,462
		4,735,504
Radio & Television 2.0%
523,688	Cumulus Media New Holdings Inc., Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 3/31/2026	526,940
558,600	Diamond Sports Group, LLC, Term Loan, (1M USD LIBOR + 3.25%), 4.91%, due 8/24/2026	557,729
	iHeartCommunications, Inc.
855,000	Term Loan, (USD LIBOR + 3.00%), due 5/1/2026	855,641	(d)(e)
1,047,191	Term Loan, (1M USD LIBOR + 4.00%), 5.78%, due 5/1/2026	1,047,977
125,065	Mission Broadcasting, Inc., Term Loan B3, (1M USD LIBOR + 2.25%), 4.03%, due 1/17/2024	125,163
614,368	Nexstar Broadcasting, Inc., Term Loan B3, (1M USD LIBOR + 2.25%), 3.90%, due 1/17/2024	614,847
1,136,908	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 4.40%, due 3/15/2024	1,122,560
		4,850,857
Rail Industries 0.2%
435,000	Genesee & Wyoming Inc. (New), Term Loan, (3M USD LIBOR + 2.00%), 3.91%, due 12/30/2026	436,992

Retailers (except food & drug) 3.0%
2,366,987	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/25/2024	2,356,146
1,192,205	BJ's Wholesale Club, Inc., First Lien Term Loan, (1M USD LIBOR + 2.25%), 3.90%, due 2/3/2024	1,196,533
	EG America LLC
1,219,790	Term Loan, (3M USD LIBOR + 4.00%), 5.96%, due 2/7/2025	1,215,984
100,494	Second Lien Term Loan, (3M USD LIBOR + 8.00%), 9.96%, due 4/20/2026	97,982
628,800	EG Group Limited, Term Loan B, (3M USD LIBOR + 4.00%), 5.96%, due 2/7/2025	626,838

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,679,533	Staples, Inc., Term Loan, (1M USD LIBOR + 5.00%), 6.78%, due 4/16/2026	$1,647,622
		7,141,105
Steel 1.1%
1,132,769	Big River Steel LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.94%, due 8/23/2023	1,135,601
654,455	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 9/20/2024	656,503
904,748	TMS International Corp., Term Loan B2, (USD LIBOR + 2.75%), 4.48%, due 8/14/2024	895,700	(a)(f)
		2,687,804
Surface Transport 0.6%
400,000	Avis Budget Car Rental, LLC, Term Loan B, (USD LIBOR + 2.00%), 3.65%, due 8/6/2027	400,000	(d)(e)
919,964	Hertz Corporation, (The), Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 6/30/2023	924,233
		1,324,233
Telecommunications 6.9%
2,315,000	CenturyLink, Inc., Term Loan B, (USD LIBOR + 2.25%), due 3/15/2027	2,311,389	(d)(e)
372,732	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 4.50%), 2.74%, due 12/11/2026	374,536
709,847	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/4/2023	684,228
1,277,974	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%), 5.40%, due 6/15/2024	1,288,620
1,654,887	GTT Communications, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 5/31/2025	1,389,642
	Intelsat Jackson Holdings S.A.
3,255,000	Term Loan B3, (6M USD LIBOR + 3.75%), 5.68%, due 11/27/2023	3,240,776
760,000	Term Loan B4, (6M USD LIBOR + 4.50%), 6.31%, due 1/2/2024	765,822	(d)(e)
240,000	Iridium Satellite LLC, Term Loan, (1M USD LIBOR + 3.75%), 5.40%, due 11/4/2026	241,399
1,210,000	Level 3 Financing Inc., Term Loan B, (1M USD LIBOR + 1.75%), 3.40%, due 3/1/2027	1,207,277
1,209,554	MTN Infrastructure TopCo Inc, First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 11/15/2024	1,210,062
528,658	SBA Senior Finance II LLC, Term Loan B, (1M USD LIBOR + 1.75%), 3.40%, due 4/11/2025	528,991
1,519,598	Sprint Communications, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.69%, due 2/2/2024	1,497,761
	Syniverse Holdings, Inc.
736,427	First Lien Term Loan, (6M USD LIBOR + 5.00%), 6.87%, due 3/9/2023	671,990
265,000	Second Lien Term Loan, (1M USD LIBOR + 9.00%), 10.87%, due 3/11/2024	194,332
855,000	Telesat Canada, Term Loan B5, (3M USD LIBOR + 2.75%), 4.63%, due 12/7/2026	857,992
		16,464,817
Utilities 4.9%
1,293,500	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 5.41%, due 9/30/2024	1,292,426
785,000	Calpine Construction Finance Company, L.P., Term Loan B, (1M USD LIBOR + 2.00%), due 1/15/2025	786,146	(d)(e)
845,750	Calpine Corporation, Term Loan B9, (3M USD LIBOR + 2.25%), 4.20%, due 4/5/2026	848,152
464,750	Carroll County Energy, LLC, Term Loan B, (3M USD LIBOR + 3.50%), 5.44%, due 2/15/2026	465,526

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$509,349	Compass Power Generation LLC, Term Loan B, (1M USD LIBOR + 3.50%), 5.15%, due 12/20/2024	$506,007
	Eastern Power, LLC
271,000	Term Loan B, (USD LIBOR + 3.75%), due 10/2/2025	269,713	(d)(e)
976,511	Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 10/2/2025	971,873
1,175,737	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 5.40%, due 12/13/2025	1,151,858
941,250	Granite Generation LLC, Term Loan B, (USD LIBOR + 3.75%), 5.44%, due 11/9/2026	940,855	(f)
1,004,243	Kestrel Acquisition, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 6/2/2025	883,734	(a)
	Lonestar II Generation Holdings LLC
288,728	Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 4/20/2026	289,810
34,821	Term Loan C, (1M USD LIBOR + 5.00%), 6.65%, due 4/20/2026	34,952
1,012,468	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 5/16/2024	1,012,468
	Revere Power, LLC
24,719	Term Loan C, (3M USD LIBOR + 4.25%), 6.19%, due 3/29/2026	24,329
233,007	Term Loan B, (3M USD LIBOR + 4.25%), 6.19%, due 3/29/2026	229,337
922,688	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 7/8/2026	922,300
750,000	Vistra Operations Company LLC, First Lien Term Loan B3, (USD LIBOR + 1.75%), 3.40%, due 12/31/2025	752,303	(f)
351,959	West Deptford Energy Holdings, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 8/3/2026	344,919
		11,726,708
	Total Loan Assignments (Cost $222,340,507)	220,115,358

Corporate Bonds 3.9%
Business Equipment & Services 0.1%
333,427	Brock Holdings Notes 2022, 15.00%, due 4/24/2022	333,427	(a)(b)

Electric - Integrated 0.1%
325,000	Talen Energy Supply LLC, 6.63%, due 1/15/2028	325,000	(g)

Health Facilities 0.3%
700,000	CHS/Community Health Systems, Inc., 6.63%, due 2/15/2025	707,126	(g)(h)

Media Content 0.4%
195,762	iHeartCommunications, Inc., 6.38%, due 5/1/2026	211,423
720,000	Univision Communications, Inc., 5.13%, due 2/15/2025	718,200	(g)
		929,623
Medical Products 0.1%
130,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	129,513	(g)

Packaging 0.7%
1,190,000	Berry Global Escrow Corp., 4.88%, due 7/15/2026	1,243,374	(g)
305,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	321,394	(g)
		1,564,768
Pharmaceuticals 0.2%
530,000	Bausch Health Cos., Inc., 5.75%, due 8/15/2027	567,047	(g)

Specialty Retail 0.2%
415,000	eG Global Finance PLC, 8.50%, due 10/30/2025	440,938	(g)

Support - Services 0.9%
1,335,000	Garda World Security Corp., 4.63%, due 2/15/2027	1,321,650	(g)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$121,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/2023	$126,747	(g)
655,000	Staples, Inc., 7.50%, due 4/15/2026	670,982	(g)
		2,119,379
Technology Hardware & Equipment 0.2%
	CommScope Finance LLC
235,000	5.50%, due 3/1/2024	241,462	(g)
175,000	6.00%, due 3/1/2026	183,532	(g)
		424,994
Telecom - Wireline Integrated & Services 0.7%
	Altice Financing SA
535,000	6.63%, due 2/15/2023	544,362	(g)
325,000	5.00%, due 1/15/2028	318,991	(g)
830,000	Altice France SA, 5.50%, due 1/15/2028	845,044	(g)
		1,708,397

	Total Corporate Bonds (Cost $9,028,783)	9,250,212

Asset-Backed Securities 1.4%
	Magnetite CLO Ltd.
385,000	Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 6.99%, due 7/25/2031	361,559	(c)(g)
700,000	Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 7.51%, due 10/15/2031	679,856	(c)(g)
1,000,000	Palmer Square CLO Ltd., Ser. 2015-1A, Class DR2, (3M USD LIBOR + 6.25%), 8.14%, due 5/21/2029	969,254	(c)(g)
1,250,000	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.90%), 8.74%, due 7/17/2028	1,243,521	(c)(g)

	Total Asset-Backed Securities (Cost $3,319,000)	3,254,190

NUMBER OF SHARES
Short-Term Investments 3.4%

Investment Companies 3.4%
8,047,195	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(i) (Cost $8,047,195)	8,047,195	(j)

	Total Investments 101.7% (Cost $244,235,957)	242,167,815

	Liabilities Less Other Assets (1.7)%	(4,041,238	)(k)

	Net Assets 100.0%	$238,126,577

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to approximately $769,827, which represents 0.3% of net assets of the Fund.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security has not settled as of January 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

(f)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.
(g)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $11,959,552, which represents 5.0% of net assets of the Fund.
(h)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $707,126, which represents 0.3% of net assets of the Fund.
(i)	Represents 7-day effective yield as of January 31, 2020.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or delayed delivery securities with a total value of $8,047,195.
(k)	As of January 31, 2020, the value of unfunded loan commitments was $965,574 of the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs

	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	$—	$436,400	$436,400
Other Common Stocks (a)	1,064,460	—	—	1,064,460
Total Common Stocks	1,064,460	—	436,400	1,500,860
Loan Assignments
Business Equipment & Services	—	24,146,831	1,221,288	25,368,119
Chemicals & Plastics	—	6,933,582	380,463	7,314,045
Food Service	—	593,959	795,510	1,389,469
Health Care	—	20,710,993	287,465	20,998,458
Industrial Equipment	—	4,904,222	1,066,221	5,970,443
Leisure Goods - Activities - Movies	—	9,380,973	1,143,646	10,524,619
Oil & Gas	—	10,277,981	1,807,699	12,085,680
Steel	—	1,792,104	895,700	2,687,804
Utilities	—	10,842,974	883,734	11,726,708
Other Loan Assignments (a)	—	122,050,013	—	122,050,013
Total Loan Assignments	—	211,633,632	8,481,726	220,115,358
Corporate Bonds
Business Equipment & Services	—	—	333,427	333,427
Other Corporate Bonds (a)	—	8,916,785	—	8,916,785
Total Corporate Bonds	—	8,916,785	333,427	9,250,212
Asset-Backed Securities	—	3,254,190	—	3,254,190
Short-Term Investments	—	8,047,195	—	8,047,195
Total Investments	$1,064,460	$231,851,802	$9,251,553	$242,167,815

(a) The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

(000's omitted)	Beginning balance, as of 11/01/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in securities:
Common Stocks(c)
Business Equipment & Services	$436	$—	$—	$—	$—	$—	$—	$—	$436	$—
Loan Assignments(d)
Aerospace & Defense	1,016	—	—	—	—	—	—	(1,016)	—	—
Business Equipment & Services	—	—	—	7	599	(2)	617	—	1,221	7
Chemicals & Plastics	—	—	—	4	—	(1)	377	—	380	4
Electronics - Electrical	554	—	1	—	—	(555)	—	—	—	—
Financial Intermediaries	893	—	—	—	—	—	—	(893)	—	—
Food Products	660	—	—	—	—	—	—	(660)	—	—
Food Service	—	—	—	5	—	—	791	—	796	5
Health Care	1,876	—	(4)	6	—	(629)	—	(961)	288	6
Industrial Equipment	819	1	—	41	—	(7)	394	(182)	1,066	41
Leisure Goods – Activities – Movies	1,916	1	—	17	—	(3)	—	(787)	1,144	17
Oil & Gas Retailers	—	—	—	75	—	(4)	1,737	—	1,808	75
Radio & Television	1,269	—	—	—	—	—	—	(1,269)	—	—
Steel	1,514	—	—	39	—	(11)	—	(646)	896	39
Utilities	2,890	1	—	(41)	—	(3)	926	(2,889)	884	(41)
Corporate Bonds(c)
Business Equipment & Services	333	—	—	—	—	—	—	—	333	—
Total	$14,176	$3	$(3)	$153	$599	$(1,215)	$4,842	$(9,303)	$9,252	$153

(c) As of the period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(d) Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Hingh Income Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Loan Assignments(a) 4.7%
Building & Development 0.2%
$5,724,066	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/25/2023	$5,592,412

Cable & Satellite Television 0.3%
6,863,568	Altice France S.A., Term Loan B13, (1M USD LIBOR + 4.00%), 5.68%, due 8/14/2026	6,850,734

Chemicals & Plastics 0.3%
	Solenis Holdings LLC
4,410,628	First Lien Term Loan, (3M USD LIBOR + 4.00%), 5.91%, due 6/26/2025	4,376,181	(b)(c)
2,455,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), due 6/26/2026	2,338,387	(b)(c)
		6,714,568
Containers & Glass Products 0.2%
3,960,878	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.08%, due 4/3/2024	3,927,884

Cosmetics - Toiletries 0.1%
2,377,788	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.25%), 6.19%, due 10/1/2026	2,386,372

Diversified Insurance 0.1%
2,056,846	Sedgwick Claims Management Services, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 12/31/2025	2,056,105

Health Care 0.5%
5,331,679	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/6/2024	4,252,014
	Tivity Health Inc.
3,471,482	Term Loan A, (1M USD LIBOR + 4.25%), 5.90%, due 3/8/2024	3,471,482
4,518,569	Term Loan B, (1M USD LIBOR + 5.25%), 6.90%, due 3/6/2026	4,518,569
		12,242,065
Industrial Equipment 0.2%
4,349,100	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 7.21%, due 9/30/2026	4,343,664	(d)

Leisure Goods - Activities - Movies 0.3%
7,605,073	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 4.65%, due 3/31/2024	7,612,678

Oil & Gas 0.6%
3,877,985	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 6/24/2024	3,536,723
3,885,271	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.66%, due 5/21/2025	3,337,447
4,832,614	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 5/22/2026	4,708,803	(b)(c)
945,091	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 10/30/2024	930,915
		12,513,888
Retailers (except food & drug) 1.0%
13,426,654	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/25/2024	13,365,160
10,012,952	Staples, Inc., Term Loan, (1M USD LIBOR + 5.00%), 6.78%, due 4/16/2026	9,822,706
		23,187,866
Telecommunications 0.6%
8,133,291	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%), 5.40%, due 6/15/2024	8,201,041

See Notes to Schedule of Investments

Schedule of Investments Hingh Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,195,000	Intelsat Jackson Holdings S.A., Term Loan B3, (6M USD LIBOR + 3.75%), 5.68%, due 11/27/2023	$3,181,038
3,183,920	Sprint Communications, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.69%, due 2/2/2024	3,138,167
		14,520,246
Utilities 0.3%
7,649,971	Granite Generation LLC, Term Loan B, (3M USD LIBOR + 3.75%), 5.44%, due 11/9/2026	7,646,758	(e)

	Total Loan Assignments (Cost $110,379,136)	109,595,240

Corporate Bonds 94.8%
Advertising 1.9%
10,377,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	10,688,310	(f)
	Lamar Media Corp.
2,375,000	5.00%, due 5/1/2023	2,419,531
780,000	5.75%, due 2/1/2026	821,964
7,405,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	7,535,476	(f)
11,485,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, due 4/15/2022	11,542,425	(f)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
2,150,000	5.63%, due 2/15/2024	2,194,398
8,243,000	5.00%, due 8/15/2027	8,633,718	(f)
		43,835,822
Aerospace & Defense 3.0%
3,715,000	BBA U.S. Holdings, Inc., 5.38%, due 5/1/2026	3,841,700	(f)
	Bombardier, Inc.
6,525,000	8.75%, due 12/1/2021	6,981,750	(f)
5,820,000	5.75%, due 3/15/2022	5,805,450	(f)
1,775,000	6.00%, due 10/15/2022	1,739,500	(f)
2,285,000	7.88%, due 4/15/2027	2,164,923	(f)
4,800,000	TransDigm UK Holdings PLC, 6.88%, due 5/15/2026	5,112,000
	TransDigm, Inc.
14,390,000	6.25%, due 3/15/2026	15,519,615	(f)
5,595,000	6.38%, due 6/15/2026	5,895,731
10,055,000	7.50%, due 3/15/2027	11,010,225
10,195,000	5.50%, due 11/15/2027	10,257,700	(f)
		68,328,594
Auto Parts & Equipment 0.2%
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
2,210,000	6.25%, due 5/15/2026	2,370,450	(f)
3,185,000	8.50%, due 5/15/2027	3,423,875	(f)
		5,794,325
Automakers 0.1%
1,835,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,857,938	(f)(g)

Brokerage 0.9%
	LPL Holdings, Inc.
16,470,000	5.75%, due 9/15/2025	17,169,975	(f)
4,545,000	4.63%, due 11/15/2027	4,624,537	(f)
		21,794,512
Building & Construction 1.0%
1,585,000	Lennar Corp., 5.38%, due 10/1/2022	1,695,950
3,210,000	Shea Homes L.P./Shea Homes Funding Corp., 6.13%, due 4/1/2025	3,306,300	(f)

See Notes to Schedule of Investments

Schedule of Investments Hingh Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Taylor Morrison Communities, Inc.
$3,210,000	5.88%, due 6/15/2027	$3,571,125	(f)
3,225,000	5.75%, due 1/15/2028	3,531,375	(f)
3,473,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	3,750,840	(f)
	Toll Brothers Finance Corp.
2,535,000	4.88%, due 3/15/2027	2,786,928
4,585,000	4.35%, due 2/15/2028	4,825,713
		23,468,231
Building Materials 1.4%
9,415,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	9,365,100	(f)
6,105,000	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	6,272,094	(f)
	Jeld-Wen, Inc.
1,675,000	4.63%, due 12/15/2025	1,708,500	(f)
7,330,000	4.88%, due 12/15/2027	7,586,550	(f)
	Masonite Int'l Corp.
3,535,000	5.75%, due 9/15/2026	3,747,100	(f)
4,110,000	5.38%, due 2/1/2028	4,325,981	(f)
		33,005,325
Cable & Satellite Television 6.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
3,810,000	5.25%, due 9/30/2022	3,848,824
5,660,000	5.13%, due 5/1/2023	5,749,598	(f)
3,205,000	5.88%, due 4/1/2024	3,307,816	(f)
11,045,000	5.75%, due 2/15/2026	11,589,960	(f)
22,955,000	5.00%, due 2/1/2028	24,042,838	(f)
5,470,000	4.75%, due 3/1/2030	5,623,844	(f)
	CSC Holdings LLC
4,450,000	5.38%, due 7/15/2023	4,544,785	(f)
7,395,000	7.75%, due 7/15/2025	7,792,629	(f)
4,995,000	6.63%, due 10/15/2025	5,273,471	(f)
6,623,000	10.88%, due 10/15/2025	7,336,297	(f)
3,250,000	5.50%, due 5/15/2026	3,405,041	(f)
11,465,000	5.50%, due 4/15/2027	12,167,231	(f)
7,830,000	7.50%, due 4/1/2028	8,908,191	(f)
1,645,000	6.50%, due 2/1/2029	1,838,288	(f)
9,145,000	5.75%, due 1/15/2030	9,831,058	(f)
7,880,000	DISH DBS Corp., 5.88%, due 11/15/2024	7,974,008
4,230,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 2/15/2025	4,272,300	(f)
9,400,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/2028	9,969,130	(f)
3,860,000	Virgin Media Finance PLC, 6.00%, due 10/15/2024	3,976,186	(f)
8,550,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	8,966,984	(f)
		150,418,479
Chemicals 2.4%
3,235,000	CF Industries, Inc., 5.38%, due 3/15/2044	3,638,728
6,850,000	INEOS Group Holdings SA, 5.63%, due 8/1/2024	7,021,250	(f)
7,380,000	NOVA Chemicals Corp., 4.88%, due 6/1/2024	7,490,700	(f)
	Olin Corp.
7,940,000	5.63%, due 8/1/2029	8,376,700
4,665,000	5.00%, due 2/1/2030	4,748,503
6,710,000	Platform Specialty Products Corp., 5.88%, due 12/1/2025	6,935,590	(f)
8,700,000	Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, due 10/1/2026	9,026,250	(f)
1,340,000	Tronox Finance PLC, 5.75%, due 10/1/2025	1,323,250	(f)
2,535,000	Tronox, Inc., 6.50%, due 4/15/2026	2,522,325	(f)

See Notes to Schedule of Investments

Schedule of Investments Hingh Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$4,495,000	WR Grace & Co-Conn, 5.13%, due 10/1/2021	$4,667,833	(f)
		55,751,129
Consumer - Commercial Lease Financing 0.6%
6,166,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	6,859,675	(a)(f)(h)
5,830,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	5,964,382	(f)(i)
		12,824,057
Diversified Capital Goods 0.6%
3,680,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	3,726,000	(f)
3,680,000	EnerSys, 4.38%, due 12/15/2027	3,670,800	(f)
6,160,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	6,051,892	(f)
		13,448,692
Electric - Generation 4.3%
	Calpine Corp.
19,380,000	5.75%, due 1/15/2025	19,923,028
12,460,000	4.50%, due 2/15/2028	12,397,700	(f)
7,530,000	5.13%, due 3/15/2028	7,492,350	(f)
2,145,000	NextEra Energy Operating Partners L.P., 4.25%, due 7/15/2024	2,236,634	(f)
	NRG Energy, Inc.
13,480,000	7.25%, due 5/15/2026	14,592,370
17,595,000	6.63%, due 1/15/2027	18,914,625
	Vistra Operations Co. LLC
4,275,000	5.50%, due 9/1/2026	4,446,000	(f)
8,085,000	5.63%, due 2/15/2027	8,408,400	(f)
10,300,000	5.00%, due 7/31/2027	10,570,890	(f)
		98,981,997
Electric - Integrated 0.8%
	Talen Energy Supply LLC
8,705,000	10.50%, due 1/15/2026	7,721,160	(f)
7,155,000	7.25%, due 5/15/2027	7,333,875	(f)
3,315,000	6.63%, due 1/15/2028	3,315,000	(f)
		18,370,035
Electronics 0.6%
6,810,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	7,397,363	(f)
5,595,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	5,875,589	(f)
		13,272,952
Energy - Exploration & Production 3.6%
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
2,095,000	10.00%, due 4/1/2022	2,053,100	(f)
13,110,000	7.00%, due 11/1/2026	9,308,100	(f)
4,055,000	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	2,656,025	(f)
5,510,000	Centennial Resource Production LLC, 6.88%, due 4/1/2027	5,451,456	(f)
1,618,000	Chesapeake Energy Corp., 11.50%, due 1/1/2025	1,302,005	(f)
13,875,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	13,998,071	(f)
9,290,000	Extraction Oil & Gas, Inc., 5.63%, due 2/1/2026	4,552,100	(f)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
3,760,000	5.75%, due 10/1/2025	3,399,679	(f)
3,580,000	6.25%, due 11/1/2028	3,186,200	(f)
6,415,000	Matador Resources Co., 5.88%, due 9/15/2026	6,279,002
8,410,000	PDC Energy, Inc., 5.75%, due 5/15/2026	8,117,752
	Range Resources Corp.
4,450,000	5.00%, due 3/15/2023	3,827,000
6,905,000	4.88%, due 5/15/2025	5,368,638
3,800,000	9.25%, due 2/1/2026	3,352,322	(f)
4,985,000	SM Energy Co., 6.63%, due 1/15/2027	4,511,425

See Notes to Schedule of Investments

Schedule of Investments Hingh Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	WPX Energy, Inc.
$3,890,000	5.25%, due 9/15/2024	$4,074,775
2,135,000	5.75%, due 6/1/2026	2,236,413
		83,674,063
Food & Drug Retailers 0.2%
4,115,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, due 2/15/2023	4,187,753	(f)(g)

Food - Wholesale 1.1%
8,710,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	9,167,275	(f)
	Post Holdings, Inc.
5,115,000	5.50%, due 3/1/2025	5,298,270	(f)
4,380,000	5.75%, due 3/1/2027	4,620,900	(f)
5,350,000	5.63%, due 1/15/2028	5,657,625	(f)
		24,744,070
Forestry & Paper 0.2%
3,945,000	Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, due 1/15/2026	4,208,408	(f)

Gaming 3.8%
	Boyd Gaming Corp.
11,895,000	6.38%, due 4/1/2026	12,647,359
3,500,000	4.75%, due 12/1/2027	3,578,750	(f)
15,210,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	16,046,550	(f)
5,935,000	Eldorado Resorts, Inc., 6.00%, due 9/15/2026	6,506,244
2,324,000	Everi Payments, Inc., 7.50%, due 12/15/2025	2,480,870	(f)
	Scientific Games Int'l, Inc.
10,220,000	7.00%, due 5/15/2028	10,775,713	(f)
4,040,000	7.25%, due 11/15/2029	4,332,900	(f)
8,505,000	Station Casinos LLC, 5.00%, due 10/1/2025	8,704,442	(f)
1,750,000	Twin River Worldwide Holdings, Inc., 6.75%, due 6/1/2027	1,846,250	(f)
2,369,913	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	2,559,032
17,073,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	17,798,602	(f)
		87,276,712
Gas Distribution 4.8%
6,055,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	5,361,702
	Buckeye Partners L.P.
780,000	4.15%, due 7/1/2023	788,708
12,130,000	3.95%, due 12/1/2026	12,036,213
4,760,000	4.13%, due 12/1/2027	4,698,133
3,770,000	5.85%, due 11/15/2043	3,509,659
11,810,000	Cheniere Energy Partners L.P., 5.25%, due 10/1/2025	12,164,300
10,425,000	DCP Midstream LLC, 5.85%, due 5/21/2043	9,773,437	(f)(h)
	DCP Midstream Operating L.P.
2,360,000	5.38%, due 7/15/2025	2,575,633
4,850,000	5.60%, due 4/1/2044	4,716,625
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,920,000	6.50%, due 10/1/2025	2,861,600
3,420,000	6.25%, due 5/15/2026	3,265,690
3,630,000	Global Partners L.P./GLP Finance Corp., 7.00%, due 8/1/2027	3,893,175	(f)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
1,390,000	5.50%, due 8/15/2022	1,222,333
11,735,000	5.75%, due 4/15/2025	9,026,210
6,325,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, due 1/15/2028	6,325,000	(f)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
$4,105,000	4.25%, due 11/15/2023	$4,139,195
5,827,000	6.75%, due 3/15/2024	6,015,911
4,395,000	5.13%, due 2/1/2025	4,526,850
3,397,000	5.38%, due 2/1/2027	3,524,387
3,465,000	6.50%, due 7/15/2027	3,776,850
6,005,000	5.50%, due 3/1/2030	6,193,257	(f)
		110,394,868
Health Facilities 2.2%
	CHS/Community Health Systems, Inc.
2,655,000	8.13%, due 6/30/2024	2,385,491	(f)
3,435,000	6.63%, due 2/15/2025	3,469,968	(f)(g)
4,900,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	5,958,155
5,430,000	HCA, Inc., 5.63%, due 9/1/2028	6,278,709
4,935,000	MEDNAX, Inc., 6.25%, due 1/15/2027	5,027,531	(f)
9,935,000	Select Medical Corp., 6.25%, due 8/15/2026	10,718,176	(f)
	Tenet Healthcare Corp.
9,470,000	8.13%, due 4/1/2022	10,346,354
7,125,000	6.75%, due 6/15/2023	7,748,438
		51,932,822
Health Services 2.2%
6,735,000	Eagle Holding Co. II LLC, 7.75% Cash/8.50% PIK, due 5/15/2022	6,802,350	(f)(i)
9,220,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	5,559,660	(f)
5,785,000	IQVIA, Inc., 5.00%, due 10/15/2026	6,052,556	(f)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
3,471,000	6.63%, due 5/15/2022	3,457,984	(f)
7,520,000	7.25%, due 2/1/2028	7,652,578	(f)
8,775,000	Service Corp. Int'l, 5.38%, due 5/15/2024	8,991,633
2,935,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	1,724,400	(f)
4,982,000	Vizient, Inc., 6.25%, due 5/15/2027	5,370,123	(f)
4,525,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	4,457,125	(f)
		50,068,409
Insurance Brokerage 1.8%
8,200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	8,630,500	(f)
2,595,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	2,832,845	(f)
7,800,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	7,936,500	(f)
5,681,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	6,021,860	(f)
16,350,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	16,839,682	(f)
		42,261,387
Machinery 1.7%
	CFX Escrow Corp.
4,060,000	6.00%, due 2/15/2024	4,274,449	(f)
3,190,000	6.38%, due 2/15/2026	3,425,263	(f)
2,735,000	Granite U.S. Holdings Acquisition Co., 11.00%, due 10/1/2027	2,864,913	(f)
10,675,000	Harsco Corp., 5.75%, due 7/31/2027	10,915,187	(f)
7,235,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	7,396,702	(f)
9,015,000	Terex Corp., 5.63%, due 2/1/2025	9,285,450	(f)
		38,161,964
Managed Care 1.0%
	Centene Corp.
3,130,000	4.75%, due 5/15/2022	3,184,892
2,095,000	6.13%, due 2/15/2024	2,163,088
14,465,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	14,011,088	(f)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,490,000	Polaris Intermediate Corp., 8.50% Cash/9.25% PIK, due 12/1/2022	$3,256,170	(f)(i)
		22,615,238
Media Content 5.2%
1,680,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	1,766,100	(f)
2,635,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, due 8/15/2027	2,463,725	(f)
	iHeartCommunications, Inc.
6,680,000	6.38%, due 5/1/2026	7,214,400
3,230,000	8.38%, due 5/1/2027	3,512,593
3,185,000	5.25%, due 8/15/2027	3,320,362	(f)
	Netflix, Inc.
2,230,000	5.38%, due 2/1/2021	2,288,537
3,135,000	5.50%, due 2/15/2022	3,311,657
11,090,000	4.88%, due 4/15/2028	11,866,300
5,585,000	5.88%, due 11/15/2028	6,289,548
12,030,000	6.38%, due 5/15/2029	14,014,950
7,365,000	5.38%, due 11/15/2029	8,016,361	(f)
5,770,000	4.88%, due 6/15/2030	6,018,831	(f)
10,335,000	Nexstar Escrow, Inc., 5.63%, due 7/15/2027	10,891,023	(f)
	Sirius XM Radio, Inc.
1,725,000	3.88%, due 8/1/2022	1,746,908	(f)
3,740,000	4.63%, due 5/15/2023	3,772,725	(f)
6,915,000	4.63%, due 7/15/2024	7,169,991	(f)
7,735,000	5.38%, due 7/15/2026	8,158,723	(f)
4,645,000	5.00%, due 8/1/2027	4,877,250	(f)
12,195,000	5.50%, due 7/1/2029	13,123,649	(f)
		119,823,633
Medical Products 0.4%
8,810,000	Avantor, Inc., 9.00%, due 10/1/2025	9,736,812	(f)

Metals - Mining Excluding Steel 2.5%
6,044,000	Constellium NV, 6.63%, due 3/1/2025	6,232,875	(f)
3,745,000	First Quantum Minerals Ltd., 6.88%, due 3/1/2026	3,595,200	(f)
	Freeport-McMoRan, Inc.
6,930,000	3.55%, due 3/1/2022	7,007,962
3,105,000	5.00%, due 9/1/2027	3,217,556
4,255,000	5.25%, due 9/1/2029	4,510,300
725,000	5.40%, due 11/14/2034	744,938
7,770,000	5.45%, due 3/15/2043	7,925,400
4,629,000	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	4,710,008	(f)
	Novelis Corp.
11,300,000	5.88%, due 9/30/2026	11,978,000	(f)
7,020,000	4.75%, due 1/30/2030	7,033,162	(f)
		56,955,401
Oil Field Equipment & Services 1.8%
4,745,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	4,881,419	(f)
	Nabors Industries Ltd.
2,725,000	7.25%, due 1/15/2026	2,728,406	(f)
1,500,000	7.50%, due 1/15/2028	1,485,000	(f)
	Precision Drilling Corp.
3,995,000	7.75%, due 12/15/2023	3,931,759
8,415,000	5.25%, due 11/15/2024	7,513,922
2,230,000	7.13%, due 1/15/2026	2,118,500	(f)
4,977,000	Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	5,275,620	(f)
1,584,200	Transocean Pontus Ltd., 6.13%, due 8/1/2025	1,631,726	(f)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,555,000	Transocean, Inc., 8.00%, due 2/1/2027	$3,308,994	(f)
8,655,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 9/1/2027	9,021,972
		41,897,318
Packaging 2.8%
9,235,000	ARD Finance SA, 6.50% Cash/7.25% PIK, due 6/30/2027	9,523,594	(f)(i)
7,005,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	7,434,056	(f)
5,620,000	Berry Global, Inc., 4.50%, due 2/15/2026	5,697,275	(f)
5,440,000	Berry Plastics Corp., 5.13%, due 7/15/2023	5,535,309
	BWAY Holding Co.
4,340,000	5.50%, due 4/15/2024	4,472,240	(f)
4,335,000	7.25%, due 4/15/2025	4,313,325	(f)
7,240,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	7,520,550
	Reynolds Group Issuer, Inc.
9,022,393	5.75%, due 10/15/2020	9,043,144
6,750,000	5.13%, due 7/15/2023	6,910,312	(f)
5,185,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	5,262,775	(f)
		65,712,580
Personal & Household Products 1.8%
	Energizer Holdings, Inc.
5,595,000	6.38%, due 7/15/2026	5,958,955	(f)
12,215,000	7.75%, due 1/15/2027	13,467,648	(f)
2,085,000	Energizer SpinCo, Inc., 5.50%, due 6/15/2025	2,152,763	(f)
	Prestige Brands, Inc.
4,290,000	6.38%, due 3/1/2024	4,424,063	(f)
2,575,000	5.13%, due 1/15/2028	2,690,875	(f)
	Spectrum Brands, Inc.
1,190,000	6.13%, due 12/15/2024	1,227,485
9,050,000	5.75%, due 7/15/2025	9,400,687
1,950,000	5.00%, due 10/1/2029	2,026,352	(f)
		41,348,828
Pharmaceuticals 1.2%
	Bausch Health Cos., Inc.
4,540,000	7.00%, due 3/15/2024	4,706,618	(f)
1,335,000	5.75%, due 8/15/2027	1,428,316	(f)
965,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 7/15/2023	738,225	(f)
	Valeant Pharmaceuticals Int'l, Inc.
676,000	5.50%, due 3/1/2023	677,690	(f)
18,635,000	6.13%, due 4/15/2025	19,168,334	(f)
		26,719,183
Real Estate Development & Management 0.8%
	Realogy Group LLC/Realogy Co-Issuer Corp.
4,980,000	4.88%, due 6/1/2023	4,942,650	(f)
12,395,000	9.38%, due 4/1/2027	12,857,953	(f)
		17,800,603
Real Estate Investment Trusts 2.0%
	ESH Hospitality, Inc.
9,888,000	5.25%, due 5/1/2025	10,135,200	(f)
7,110,000	4.63%, due 10/1/2027	7,145,550	(f)
	MPT Operating Partnership L.P./MPT Finance Corp.
6,945,000	6.38%, due 3/1/2024	7,169,185
5,165,000	5.50%, due 5/1/2024	5,274,756
3,555,000	5.25%, due 8/1/2026	3,728,306
8,590,000	Ryman Hospitality Properties, Inc., 4.75%, due 10/15/2027	8,933,600	(f)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,625,000	Starwood Property Trust, Inc., 4.75%, due 3/15/2025	$2,743,388
		45,129,985
Recreation & Travel 1.3%
8,225,000	Cedar Fair L.P., 5.25%, due 7/15/2029	8,677,375	(f)
3,960,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/2027	4,194,056
5,520,000	Motion Bondco DAC, 6.63%, due 11/15/2027	5,865,000	(f)
	Six Flags Entertainment Corp.
3,755,000	4.88%, due 7/31/2024	3,844,181	(f)
8,050,000	5.50%, due 4/15/2027	8,362,340	(f)
		30,942,952
Restaurants 1.0%
	1011778 BC ULC/New Red Finance, Inc.
5,465,000	4.25%, due 5/15/2024	5,581,131	(f)
8,515,000	5.00%, due 10/15/2025	8,776,326	(f)
8,330,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/2026	8,725,675	(f)
		23,083,132
Software - Services 3.9%
8,600,000	CDK Global, Inc., 4.88%, due 6/1/2027	9,051,500
5,915,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	6,203,356	(f)
710,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	781,000	(f)
7,355,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	7,759,525	(f)
4,810,000	Match Group, Inc., 5.63%, due 2/15/2029	5,188,788	(f)
5,270,000	Open Text Corp., 5.88%, due 6/1/2026	5,566,438	(f)
	Presidio Holdings, Inc.
2,770,000	4.88%, due 2/1/2027	2,769,585	(f)
8,065,000	8.25%, due 2/1/2028	8,286,787	(f)
18,775,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	18,587,250	(f)
8,775,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	9,279,211	(f)
16,460,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	17,411,388	(f)
		90,884,828
Specialty Retail 1.5%
10,005,000	L Brands, Inc., 5.25%, due 2/1/2028	9,929,963
	Penske Automotive Group, Inc.
8,715,000	3.75%, due 8/15/2020	8,753,128
9,260,000	5.50%, due 5/15/2026	9,584,563
5,245,000	William Carter Co., 5.63%, due 3/15/2027	5,585,164	(f)
		33,852,818
Steel Producers - Products 0.5%
10,571,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	11,101,770	(f)

Support - Services 10.8%
3,685,000	ADT Corp., 4.88%, due 7/15/2032	3,426,313	(f)
	APX Group, Inc.
1,470,000	7.88%, due 12/1/2022	1,501,238
2,940,000	7.63%, due 9/1/2023	2,873,850
5,365,000	Aramark Services, Inc., 5.00%, due 2/1/2028	5,619,837	(f)
9,875,000	ASGN, Inc., 4.63%, due 5/15/2028	10,141,625	(f)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
370,000	5.50%, due 4/1/2023	374,625
5,245,000	5.25%, due 3/15/2025	5,349,900	(f)
10,385,000	5.75%, due 7/15/2027	10,800,400	(f)
5,905,000	frontdoor, Inc., 6.75%, due 8/15/2026	6,455,080	(f)
12,895,000	Garda World Security Corp., 8.75%, due 5/15/2025	13,475,275	(f)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,518,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	$3,755,465	(f)
	Hertz Corp.
2,085,000	5.50%, due 10/15/2024	2,115,399	(f)
8,175,000	7.13%, due 8/1/2026	8,675,719	(f)
14,115,000	6.00%, due 1/15/2028	14,238,506	(f)
6,380,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	6,770,137	(f)
3,790,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/2026	3,941,600	(f)
	Iron Mountain, Inc.
1,725,000	6.00%, due 8/15/2023	1,761,656
12,316,000	4.88%, due 9/15/2027	12,685,480	(f)
19,319,000	5.25%, due 3/15/2028	20,188,355	(f)
8,930,000	4.88%, due 9/15/2029	9,109,493	(f)
14,660,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	15,038,668	(f)
4,440,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	4,457,094	(f)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
3,372,000	9.25%, due 5/15/2023	3,532,170	(f)
20,680,000	5.75%, due 4/15/2026	21,817,400	(f)
9,385,000	6.25%, due 1/15/2028	9,297,016	(f)
5,645,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	5,863,744	(f)
7,795,000	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	8,055,899	(f)
	Staples, Inc.
16,900,000	7.50%, due 4/15/2026	17,312,360	(f)
6,310,000	10.75%, due 4/15/2027	6,412,853	(f)
4,575,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	4,735,125	(f)
3,190,000	United Rentals N.A., Inc., 5.50%, due 5/15/2027	3,388,737
6,055,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	6,282,062	(f)
		249,453,081
Technology Hardware & Equipment 2.5%
2,940,000	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/2025	3,053,925
	CommScope Finance LLC
3,260,000	6.00%, due 3/1/2026	3,418,932	(f)
4,895,000	8.25%, due 3/1/2027	5,029,613	(f)
	CommScope Technologies LLC
15,111,000	6.00%, due 6/15/2025	14,421,636	(f)
12,945,000	5.00%, due 3/15/2027	11,747,587	(f)
18,175,000	Western Digital Corp., 4.75%, due 2/15/2026	19,401,812
		57,073,505
Telecom - Satellite 1.1%
9,320,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, due 10/1/2026	9,867,550	(f)
16,600,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/2023	13,570,500
3,930,000	Intelsat Luxembourg SA, 8.13%, due 6/1/2023	1,591,650
		25,029,700
Telecom - Wireless 2.4%
1,610,000	Sprint Capital Corp., 8.75%, due 3/15/2032	1,783,075
	Sprint Corp.
7,730,000	7.88%, due 9/15/2023	8,212,275
30,621,000	7.13%, due 6/15/2024	31,626,900	(j)
6,570,000	7.63%, due 3/1/2026	6,856,780
	T-Mobile USA, Inc.
1,760,000	6.00%, due 4/15/2024	1,811,700
2,320,000	6.50%, due 1/15/2026	2,474,164
3,160,000	4.50%, due 2/1/2026	3,249,839
		56,014,733

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Telecom - Wireline Integrated & Services 3.8%
	Altice France SA
$7,515,000	8.13%, due 2/1/2027	$8,398,013	(f)
9,020,000	5.50%, due 1/15/2028	9,183,487	(f)
	Altice Luxembourg SA
399,000	7.63%, due 2/15/2025	414,840	(f)
1,175,000	10.50%, due 5/15/2027	1,358,653	(f)
15,835,000	Frontier Communications Corp., 8.00%, due 4/1/2027	16,528,573	(f)
	Level 3 Financing, Inc.
4,910,000	5.13%, due 5/1/2023	4,933,077
9,360,000	4.63%, due 9/15/2027	9,617,587	(f)
15,565,000	Numericable-SFR SA, 7.38%, due 5/1/2026	16,558,047	(f)
	Ypso Finance Bis SA
4,675,000	6.00%, due 2/15/2028	4,622,406	(f)(g)
10,965,000	6.00%, due 2/15/2028	10,965,548	(f)(g)(k)
	Zayo Group LLC/Zayo Capital, Inc.
2,465,000	6.00%, due 4/1/2023	2,517,381
105,000	6.38%, due 5/15/2025	107,310
2,985,000	5.75%, due 1/15/2027	3,048,133	(f)
		88,253,055
Theaters & Entertainment 0.6%
	Live Nation Entertainment, Inc.
4,395,000	4.88%, due 11/1/2024	4,542,672	(f)
9,790,000	4.75%, due 10/15/2027	10,071,952	(f)
		14,614,624

	Total Corporate Bonds (Cost $2,126,233,448)	2,186,106,323

NUMBER OF SHARES
Short-Term Investments 2.0%
Investment Companies 2.0%
45,741,552	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(l) (Cost $45,741,552)	45,741,552	(j)

	Total Investments 101.5% (Cost $2,282,354,136)	2,341,443,115

	Liabilities Less Other Assets (1.5)%	(34,497,393)

	Net Assets 100.0%	$2,306,945,722

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.
(f)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $1,585,699,881, which represents 68.7% of net assets of the Fund.

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

(g)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $25,103,613, which represents 1.1% of net assets of the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Payment-in-kind (PIK) security.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or delayed delivery securities with a total value of $77,368,452.
(k)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to approximately $10,965,548, which represents approximately 0.5% of net assets of the Fund.
(l)	Represents 7-day effective yield as of January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Industrial Equipment	$—	$—	$4,343,664	$4,343,664
Other Loan Assignments(a)	—	105,251,576	—	105,251,576
Total Loan Assignments	—	105,251,576	4,343,664	109,595,240
Corporate Bonds (a)	—	2,186,106,323	—	2,186,106,323
Short-Term Investments	—	45,741,552	—	45,741,552
Total Investments	$—	$2,337,099,451	$4,343,664	$2,341,443,115

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in Securities:
Loan Assignments(c)
Health Care	$4,519	$—	$—	$—	$—	$—	$—	$(4,519)	$—	$—
Industrial Equipment	4,120	3	1	231	—	(11)	—	—	4,344	231
Total	$8,639	$3	$1	$231	$—	$(11)	$—	$(4,519)	$4,344	$231

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Municipal High Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Municipal Notes 99.4%
Alabama 0.3%
$300,000	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/2045	$337,803
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 1.09%, due 11/1/2035	100,000	(a)
		437,803
Arizona 4.1%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	554,815	(b)
800,000	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	813,728
1,230,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,461,363
470,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	483,216	(b)
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	280,120	(b)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	553,320
600,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	612,198
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	553,710	(b)
		5,312,470
California 10.9%
994,279	California Hsg. Fin. Agcy. Muni. Cert., Ser. 2019-A, 4.25%, due 1/15/2035	1,209,709
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	281,785	(b)
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
500,000	Ser. 2015-A, 4.50%, due 10/1/2025	535,585
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	427,504	(b)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	574,220	(b)
400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	464,068	(b)
500,000	California Muni. Fin. Au. Spec. Fac. Rev. (United Airlines, Inc., Proj.), Ser. 2019, 4.00%, due 7/15/2029	588,755
830,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	883,352
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(b)(c)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	206,057	(b)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	268,465	(b)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	542,845	(b)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	651,852	(b)
300,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	349,614	(b)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	458,404	(b)
135,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	155,596
400,000	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/2038	400,940

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
$500,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	$523,895
4,500,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	4,715,055
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	603,920
		14,076,621
Colorado 4.3%
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	833,430
471,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	495,214
1,000,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/2027	1,204,550
1,250,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,418,237
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	519,895
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	293,035
250,000	Ser. 2015-A, 5.00%, due 12/1/2035	292,473
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	573,345
		5,630,179
Connecticut 0.1%
145,000	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/2020	145,000	(b)

Florida 6.7%
2,450,000	Broward Co. IDR (Florida Pwr. & Lt. Co. Proj.), Ser. 2015, 1.21%, due 6/1/2045	2,450,000	(a)
200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	199,996	(b)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	676,702
450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	501,305	(b)
350,000	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	255,500	(b)(c)
425,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	454,495
400,000	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	429,080
525,000	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/2032	558,983
2,100,000	St. Lucie Co. Solid Waste Disp. Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2003, 1.25%, due 5/1/2024	2,100,000	(a)
1,000,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,034,420	(b)
		8,660,481
Georgia 1.5%
250,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	246,517	(b)(c)
500,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	498,105	(b)
1,000,000	Muni. Elec. Au. of Georgia (Plant Vogtle units 3&4 Proj. M Bonds), Ser. 2019-A, 5.00%, due 1/1/2056	1,175,670
		1,920,292

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Hawaii 0.6%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
$250,000	Ser. 2015, 5.00%, due 1/1/2035	$261,373	(b)
500,000	Ser. 2015, 5.00%, due 1/1/2045	516,435	(b)
		777,808
Illinois 9.3%
	Chicago G.O.
2,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	2,346,980
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	607,045
200,000	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	234,066
500,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	590,705
500,000	Chicago Ref. G.O., Ser. 2012-C, 5.00%, due 1/1/2024	532,115
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	179,092
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	560,260
400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	428,940	(b)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	488,928
2,000,000	Illinois St. G.O., Ser. 2017-D, 5.00%, due 11/1/2028	2,394,020
	Illinois St. G.O. Ref.
860,000	Ser. 2016, 5.00%, due 2/1/2024	963,183
1,055,000	Ser. 2016, 5.00%, due 2/1/2025	1,211,288
485,000	Ser. 2016, 5.00%, due 2/1/2026	569,977
395,000	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/2022	409,757
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	537,245	(b)
		12,053,601
Indiana 1.1%
600,000	Indiana Hsg. & CDA Single Family Mtge. Rev., Ser. 2017-C-3, (GNMA/FNMA/FHLMC Insured), 1.16%, due 7/1/2047	600,000	(a)
700,000	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/23	803,922
		1,403,922
Iowa 0.3%
400,000	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/2032	426,732

Kansas 0.4%
500,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	504,265

Kentucky 2.9%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	435,813
435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	480,714
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	1,083,890
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev., Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	219,864
1,000,000	Louisville & Jefferson Co. Reg. Arpt. Au. Spec. Fac. Rev. (UPS Worldwide Forwarding Inc. Proj.), Ser. 1999-B, 1.35%, due 1/1/2029	1,000,000	(a)
475,000	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/2031	481,479
		3,701,760

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Louisiana 1.7%
$250,000	Greater Ouachita Wtr. Co., Inc. Waterworks & Swr. Sys. Rev. Ref., Ser. 2019, (BAM Insured), 4.00%, due 9/1/2037	$290,560
400,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	429,460	(b)
300,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	306,816	(b)
500,000	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	600,735
500,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Ser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	508,530
		2,136,101
Maine 0.5%
445,000	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/2020	454,265
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	228,658	(b)
		682,923
Maryland 0.2%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	255,760	(b)

Michigan 1.9%
1,000,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/2020	1,026,750
1,000,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/2023	1,019,540
400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	400,404
		2,446,694
Minnesota 2.7%
2,700,000	JP Morgan Chase Putters/Drivers Trust Var. Sts. (Putters), Ser. 2019-5027, 1.24%, due 6/1/2021	2,700,000	(a)(b)
500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	519,995
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	325,683
		3,545,678
Missouri 0.8%
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255,000	Ser. 2015-A, 5.00%, due 8/15/2030	283,004
390,000	Ser. 2015-A, 5.00%, due 8/15/2035	428,641
355,000	Ser. 2015-A, 5.13%, due 8/15/2045	387,128
		1,098,773
Nevada 0.4%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	524,060	(b)

New Jersey 5.1%
	Atlantic City G.O. Ref.
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	241,528
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	241,530
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2042	235,856
200,000	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/2045	203,038	(b)
350,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	405,223

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$250,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	$300,945
750,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	934,898
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265,000	Ser. 2017, 5.00%, due 10/1/2026	1,526,703
1,000,000	Ser. 2017, 5.00%, due 10/1/2028	1,219,580
1,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	1,353,475
		6,662,776
New Mexico 0.4%
500,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/2025	512,065	(b)

New York 5.6%
200,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	217,070
275,000	Build NYC Res. Corp. Rev. (Consortium for Worker Ed., Inc. Proj.), Ser. 2020, 5.00%, due 12/1/2039	305,888	(b)
750,000	New York Liberty Dev. Corp. Rev. Ref. (Bank of American Tower at One Bryant Park Proj.), Ser. 2019, Class 3, 2.80%, due 9/15/2069	779,220
400,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/2025	400,904
300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/2037	338,538
900,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	994,374	(b)
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	523,265
1,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	1,244,190
40,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	43,199
1,450,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 3.00%, due 12/1/2044	1,475,970
400,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	432,332	(b)
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	480,698
		7,235,648
North Carolina 2.1%
1,750,000	Columbus Co. Ind. Facs. & Poll. Ctrl. Fin. Au. Rev. Ref. (AMT Int'l Paper Co. Proj.), Ser. 2019-C, 2.10%, due 3/1/2027 Putable 10/1/2024	1,786,260
250,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/2037	261,470
250,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	287,690
300,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser. 2019-A, 5.00%, due 1/1/2049	350,904
		2,686,324
North Dakota 0.4%
500,000	Grand Forks Co. Solid Waste Disp. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2018, 5.38%, due 9/15/2038	496,200	(b)

Ohio 6.6%
4,530,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/2030	4,552,514

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	$564,800	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,116,590	(b)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,527,855	(d)
750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	792,728
		8,554,487
Oklahoma 0.3%
325,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	394,615

Pennsylvania 3.5%
500,000	Commonwealth Fin. Au. Tobacco Master Settlement Payment Rev. (Tobacco Master Settlement Payment Bonds), Ser. 2018, 5.00%, due 6/1/2020	506,265
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250,000	Ser. 2015, 5.25%, due 7/1/2035	273,182
150,000	Ser. 2015, 5.50%, due 7/1/2045	164,894
200,000	Luzerne Co. G.O. Ref, Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	246,490
975,000	Northampton Co. Ind. Dev. Au. Rev. (Morningstar Sr. Living, Inc. Proj.), Ser. 2019, 5.00%, due 11/1/2044	1,088,383
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	870,292
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	409,280	(b)
300,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	323,775	(b)
500,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2017-B-1, 5.25%, due 6/1/2047	604,065
		4,486,626
Puerto Rico 5.9%
2,500,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	2,003,125	(c)
5,045,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	5,672,598	(d)
		7,675,723
Rhode Island 2.5%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255,000	Ser. 2016-1-C, 2.75%, due 4/1/2025	268,556
275,000	Ser. 2016-1-C, 2.85%, due 10/1/2025	290,306
280,000	Ser. 2016-1-C, 2.95%, due 4/1/2026	296,111
185,000	Ser. 2016-1-C, 3.00%, due 10/1/2026	195,697
750,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Home Funding), Ser. 2012-5, (GNMA/FNMA/FHLMC Insured), 3.35%, due 10/1/2033	771,735
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665,000	Ser. 2013-A, 3.25%, due 12/1/2022	675,254
675,000	Ser. 2017-A, 5.00%, due 12/1/2024	788,083
		3,285,742
South Carolina 1.5%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	527,710
550,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	571,950
325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	343,200	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	$500,290	(b)
		1,943,150
Texas 7.0%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	843,690
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	424,564
400,000	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/2030	457,228
300,000	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	150,000	(b)(c)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	529,660	(b)
250,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	271,103
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	534,725
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	460,815
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	308,184	(e)
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,297,580
2,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	2,367,020
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	575,275
750,000	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	864,292
		9,084,136
Utah 0.9%
500,000	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/2045	502,165	(b)
600,000	Utah Infrastructure Agcy. Telecommunication Rev., Ser. 2019, 4.00%, due 10/15/2036	657,216
		1,159,381
Vermont 1.1%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	573,235	(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
560,000	Ser. 2013-A, 3.90%, due 6/15/2022	589,355
290,000	Ser. 2015-A, 4.13%, due 6/15/2028	314,789
		1,477,379
Virginia 0.7%
400,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035	419,724	(b)
250,000	Roanoke Econ. Dev. Au. Residential Care Fac. Rev. (Richfield Living), Ser. 2020, 4.30%, due 9/1/2030	251,233
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	221,358	(b)
		892,315
Washington 0.9%
500,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	595,130

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	Washington St. Hsg. Fin. Commission Rev. Ref. (Bayview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/2046	$540,885	(b)
		1,136,015
West Virginia 0.7%
	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group)
400,000	Ser. 2018-A, 5.00%, due 1/1/2043	478,048
425,000	Ser. 2018-A, 4.13%, due 1/1/2047	462,204
		940,252
Wisconsin 2.6%
400,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/2030	436,652	(b)
300,000	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/2035	317,478	(b)
750,000	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/2030	824,813
200,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	220,630	(b)
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	408,301
500,000	Pub. Fin. Au. Rev. (Sr.-Maryland Proton Treatment Ctr. LLC), Ser. 2018-A-1, 6.38%, due 1/1/2048	529,150	(b)
560,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. Ref. (St. Camillus Hlth. Sys., Inc.), Ser. 2019-A, 5.00%, due 11/1/2054	614,051
		3,351,075
Wyoming 0.9%
1,200,000	Sweetwater Co. Wyoming Env. Imp. Rev. Ref. (Pacificorp Proj.), Ser. 1995, 1.38%, due 11/1/2025	1,200,000	(a)

	Total Investments 99.4% (Cost $122,881,646)	128,914,832

	Other Assets Less Liabilities 0.6%	733,626

	Net Assets 100.0%	$129,648,458

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2020.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $26,044,034, which represents 20.1% of net assets of the Fund.
(c)	Defaulted security.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $5,794,953.
(e)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $308,184, which represents 0.2% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$128,914,832	$—	$128,914,832
Total Investments	$—	$128,914,832	$—	$128,914,832

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Municipal Notes 99.8%
Alabama 1.2%
$565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$710,329

Arkansas 1.8%
	Russellville City Wtr. & Swr. Rev.
315,000	Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	356,319
660,000	Ser. 2018, (AGM Insured), 4.00%, due 7/1/2030	740,447
		1,096,766
California 0.4%
200,000	San Diego Assoc. of Gov't Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	231,088

District of Columbia 3.1%
1,000,000	Dist. of Columbia Hsg. Fin. Agcy. Rev., Ser. 2018-B-1, (FHA Insured), 2.55%, due 9/1/2023 Putable 3/1/2022	1,026,170
725,000	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	853,637
		1,879,807
Florida 3.8%
700,000	Florida St. Dept. Env. Port Preservation Rev. Ref., Ser. 2016-A, 5.00%, due 7/1/2022	769,279
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,530,245
		2,299,524
Georgia 2.0%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,223,460

Illinois 4.2%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,145,860	(a)
1,000,000	Illinois Fin. Au. Rev. (Clean Wtr. Initiative), Ser. 2017, 5.00%, due 1/1/2022	1,077,790
300,000	Southwestern Illinois Dev. Au. Local Gov’t Prog. Rev. Ref. (Flood Prevention Dist. Council Proj.), Ser. 2020, 4.00%, due 4/15/2023	326,718	(b)
		2,550,368
Indiana 3.5%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	979,956
895,000	Ser. 2018, 5.00%, due 1/15/2026	1,094,120
		2,074,076
Kansas 1.1%
500,000	Wyandotte Co. Unified Sch. Dist. # 203 G.O. Impt., Ser. 2018-A, 5.00%, due 9/1/2035	634,575

Kentucky 4.1%
	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes)
155,000	Ser. 2018-E-1, 2.25%, due 3/1/2020	155,088
550,000	Ser. 2019-E-1, 1.45%, due 6/1/2021	551,034
500,000	Lewis Co. Sch. Dist. Fin. Corp. Rev., Ser. 2017-B, 2.00%, due 9/1/2022	508,185
1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,232,450
		2,446,757
Louisiana 5.7%
250,000	Greater Ouachita Wtr. Co., Inc. Waterworks & Swr. Sys. Rev. Ref., Ser. 2019, (BAM Insured), 4.00%, due 9/1/2037	290,560

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$845,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	$981,983
530,000	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Sub. Lien-East Baton Rouge Swr.), Ser. 2014-A, 5.00%, due 2/1/2044	594,146
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	629,508
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	957,883
		3,454,080
Massachusetts 2.0%
1,200,000	Massachusetts Hlth. & Ed. Facs. Au. Rev. (Baystate Med. Ctr.), (LOC: TD Bank N.A.), Ser. 2009-J-2, 1.08%, due 7/1/2044	1,200,000	(c)

Michigan 10.3%
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,158,190
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	606,580
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	791,160
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	319,098
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,072,300
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
1,025,000	Ser. 2018, 5.00%, due 5/1/2039	1,258,895
785,000	Ser. 2018, 5.00%, due 5/1/2036	975,920
		6,182,143
Minnesota 2.1%
	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes)
540,000	Ser. 2019, 2.00%, due 8/1/2020	540,448
500,000	Ser. 2020, 1.00%, due 8/1/2021	500,100	(b)
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	224,427	(d)
		1,264,975
Mississippi 3.8%
500,000	Mississippi St. G.O., Ser. 2019-B, 4.00%, due 10/1/2039	586,990
	West Rankin Utils. Au. Rev.
440,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043	526,548
1,000,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048	1,188,110
		2,301,648
Missouri 4.5%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,188,880
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	869,161
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	668,824
		2,726,865
New Jersey 1.1%
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	686,361

New York 7.8%
200,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/2022	208,058
125,000	Build NYC Res. Corp. Rev. (Consortium for Worker Ed., Inc. Proj.), Ser. 2020, 5.00%, due 12/1/2039	139,040	(d)
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	214,738	(d)

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Metropolitan Trans. Au. Rev., Ser. 2020-A-1, 5.00%, due 2/1/2023	$1,111,030
450,000	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/2022	492,948
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	172,416
1,000,000	New York St. HFA Rev. (Affordable Hsg.), (SONYMA, FNMA/FHLMC Insured), Ser. 2019-O, 1.45%, due 5/1/2023	1,004,250
500,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	501,790
500,000	New York St. Hsg. Fin. Agcy. Rev. (Green Bond), Ser. 2018-F, (SONYMA Insured), 2.15%, due 5/1/2021	500,225
350,000	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/2021	363,496	(a)
		4,707,991
North Carolina 1.2%
	Scotland Co. Rev.
350,000	Ser. 2018, 5.00%, due 12/1/2024	414,565
250,000	Ser. 2018, 5.00%, due 12/1/2026	311,430
		725,995
North Dakota 0.4%
250,000	Grand Forks Co. Solid Waste Disp. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2018, 5.38%, due 9/15/2038	248,100	(d)

Ohio 3.4%
750,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2018-A, 2.25%, due 2/15/2048 Putable 8/15/2021	757,118
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
305,000	Ser. 2019-A, 5.00%, due 2/15/2020	305,375
200,000	Ser. 2019-A, 5.00%, due 2/15/2021	208,160
300,000	Ser. 2019-A, 5.00%, due 2/15/2022	323,823
175,000	Ser. 2019-A, 5.00%, due 2/15/2023	195,601
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	282,400	(d)
		2,072,477
Oklahoma 3.8%
935,000	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/2022	1,024,292
555,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	678,932
535,000	Tulsa Co. Ind. Au. Ed. Facs. Lease Rev. (Glenpool Pub. Sch. Proj.), Ser. 2017-A, 5.00%, due 9/1/2023	607,632
		2,310,856
Pennsylvania 9.7%
	Allegheny Co. Sanitary Au. Rev.
290,000	Ser. 2018, 5.00%, due 6/1/2030	368,895
565,000	Ser. 2018, 5.00%, due 6/1/2032	713,906
100,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	107,925	(d)
	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	1,085,420
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	764,152
1,000,000	Philadelphia Au. For Ind. Dev. City Svc. Agreement Rev., Ser. 2018, 5.00%, due 5/1/2030	1,259,410
850,000	Philadelphia Sch. Dist. G.O. (Green Bond), Ser. 2019-B, 5.00%, due 9/1/2024	991,423
500,000	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	573,495
		5,864,626

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Rhode Island 0.9%
$500,000	Rhode Island St. Providence Plantation Lease Ref. Cert. of Participation (Sch. Deaf Proj.), Ser. 2017-D, 5.00%, due 4/1/2022	$542,160
South Carolina 2.7%
500,000	Allendale Co. Sch. Dist. Energy Savings Spec. Oblig. Rev. Ref. (Impt.), Ser. 2014, 3.00%, due 12/1/2020	506,740
800,000	Newberry Investing in Children's Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	917,960
175,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	184,800	(d)
		1,609,500
Texas 7.5%
910,000	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	1,056,301
850,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2024	964,342
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,284,766
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,201,390
		4,506,799
Utah 1.7%
915,000	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/2022	1,018,267

West Virginia 5.3%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	592,245
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	846,916
	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.)
220,000	Ser. 2018-A, (HUD SECT 8 Insured), 1.88%, due 11/1/2020	221,353
275,000	Ser. 2018-A, (HUD SECT 8 Insured), 2.65%, due 11/1/2024	291,662
990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,236,787	(a)
		3,188,963
Wisconsin 0.7%
395,000	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/2022	427,979

	Total Investments 99.8% (Cost $56,711,038)	60,186,535

	Other Assets Less Liabilities 0.2%	139,362

	Net Assets 100.0%	$60,325,897

(a)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $2,746,143.
(b)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $826,818, which represents 1.4% of net assets of the Fund.
(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2020.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $1,401,430, which represents 2.3% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$60,186,535	$—	$60,186,535
Total Investments	$—	$60,186,535	$—	$60,186,535

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Municipal Notes 100.7%
Alabama 1.0%
$2,000,000	Black Belt Energy Gas Dist. Gas Supply Rev., Ser. 2017-A, 4.00%, due 8/1/2047 Putable 7/1/2022	$2,132,840

Alaska 1.1%
2,000,000	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/2025	2,364,480

Arizona 0.8%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	589,505
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	1,095,426
		1,684,931
Arkansas 0.3%
610,000	Arkansas Dev. Fin. Au. Hlth. Care Rev. (Baptist Hlth.), Ser. 2019, 4.00%, due 12/1/2044	675,795

California 4.2%
1,697,913	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	2,004,641
1,000,000	California St. G.O. Ref., Ser. 2019, 5.00%, due 4/1/2032	1,415,130
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028	115,828
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	2,093,655
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,300,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	1,632,462
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	491,084
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740,000	Ser. 2012-B, 0.00%, due 8/1/2026	679,601
645,000	Ser. 2012-B, 0.00%, due 8/1/2027	578,739
		9,011,140
Colorado 2.2%
1,250,000	Colorado Springs Utils. Rev. Ref. (Unrefunded), Ser. 2011-A, 5.00%, due 11/15/2026	1,339,200
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,123,303	(a)
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	833,430
1,000,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	1,145,630
300,000	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/2025	332,970
		4,774,533
Connecticut 3.2%
1,850,000	Connecticut HFA Hsg. Fin. Mtg. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	1,956,615
3,000,000	Connecticut St. G.O., Ser. 2018-C, 4.00%, due 6/15/2024	3,368,730
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	520,840
1,000,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/2029 Putable 2/3/2020	1,000,000
		6,846,185

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Delaware 0.6%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
$610,000	Ser. 2018, 5.00%, due 6/1/2027	$745,359
500,000	Ser. 2018, 5.00%, due 6/1/2028	620,840
		1,366,199
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460,000	Ser. 2011-A, 5.00%, due 10/1/2021	491,441
350,000	Ser. 2011-A, 5.00%, due 10/1/2022	385,742
		877,183
Florida 4.7%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	795,683
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,151,410
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	838,134
	Escambia Co. Hlth. Facs. Au. Ref. Rev. (Baptist Hlth. Care Corp. Obligated Group)
1,400,000	Ser. 2020-A, 5.00%, due 8/15/2031	1,794,604	(b)
1,000,000	Ser. 2020-A, 4.00%, due 8/15/2045	1,118,250	(b)
340,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	376,628
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,215,340
1,155,000	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/2022 Pre-Refunded 5/1/2020	1,166,296
500,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	513,885	(c)
		9,970,230
Georgia 2.2%
1,645,000	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/2022	1,800,962
	Muni. Elec. Au. of Georgia (Plant Vogtle units 3&4 Proj. M Bonds)
500,000	Ser. 2019-A, 5.00%, due 1/1/2032	616,945
400,000	Ser. 2019-A, 5.00%, due 1/1/2033	492,104
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290,000	Ser. 2014, 5.00%, due 4/1/2022	315,039
540,000	Ser. 2014, 5.00%, due 4/1/2025	627,280
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	863,532
		4,715,862
Illinois 9.0%
470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033	568,409
250,000	Chicago Ref. G.O., Ser. 2020-A, 5.00%, due 1/1/2026	292,478
1,400,000	Cook Co. Sch. Dist. No. 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/2027 Pre-Refunded 12/1/2020	1,449,574
1,000,000	Cook Co. Sch. Dist. No. 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/2030 Pre-Refunded 12/1/2021	1,076,670
620,000	Dekalb Kane LaSalle Cos. Comm. College Dist. No. 523 G.O., Ser. 2011-B, 0.00%, due 2/1/2025	481,926
1,000,000	Illinois Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.), Ser. 2020-A, 4.00%, due 12/15/2032	1,206,240	(b)
1,085,000	Illinois Fin. Au. Rev. (LOC Gov't Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), Ser. 2018, 4.00%, due 12/1/2038	1,208,950

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Illinois Fin. Au. Rev. (LOC Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.)
$1,065,000	Ser. 2018, (BAM Insured), 5.00%, due 12/1/2029	$1,333,518
485,000	Ser. 2018, (BAM Insured), 4.00%, due 12/1/2042	537,264
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,203,320
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,195,170
	Illinois St. G.O.
250,000	Ser. 2017-D, 5.00%, due 11/1/2026	295,907
1,500,000	Ser. 2017-D, 5.00%, due 11/1/2027	1,802,880
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,394,020
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	625,550
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	640,012
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500,000	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/2026	553,530
500,000	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/2027	572,355
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	1,049,617
665,000	Ser. 2014, 5.00%, due 12/1/2028	772,238
		19,259,628
Indiana 1.7%
2,060,000	Indiana Fin. Au. Hosp. Rev. (Parkview Hlth. Sys.), (LOC: Wells Fargo Bank N.A.), Ser. 2009-D, 1.15%, due 11/1/2039	2,060,000	(d)
435,000	Indiana Fin. Au. Hosp. Rev. Ref. (Indiana Univ. Hlth. Inc. Obligated Group), (LOC: Bank of America N.A.), Ser. 2011-E, 1.00%, due 3/1/2036	435,000	(d)
500,000	Indiana Hsg. & CDA Single Family Mtge. Rev., Ser. 2017-B-3, (GNMA/FNMA/FHLMC Insured), 1.16%, due 7/1/2047	500,000	(d)
500,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	621,325
		3,616,325
Iowa 0.3%
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	675,853

Kansas 1.7%
500,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	504,265
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
305,000	Ser. 2018, 5.00%, due 9/1/2025	370,874
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,270,260
1,245,000	Wyandotte Co. - Kansas City Unified Gov't Utils. Sys. Rev. (Impt.), Ser. 2012-B, 5.00%, due 9/1/2032	1,362,416
		3,507,815
Kentucky 0.8%
1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,621,675

Louisiana 0.1%
145,000	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/2023	151,078

Maryland 1.6%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	255,760	(c)
3,060,000	Maryland St. G.O. (Local Fac. Loan), Ser. 2013-A, 4.00%, due 8/1/2025	3,202,627
		3,458,387
Massachusetts 2.3%
1,600,000	Massachusetts Dev. Fin. Agcy. Rev. (Boston University), (LOC: TD Bank N.A.), Ser. 2008-U6C, 1.08%, due 10/1/2042	1,600,000	(d)

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$130,000	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2019-A, 5.00%, due 7/1/2031	$162,511	(a)
2,890,000	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2011-B, 5.00%, due 10/15/2035 Pre-Refunded 10/15/2021	3,092,647
		4,855,158
Michigan 1.4%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,140,400
1,730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	1,823,074
		2,963,474
Minnesota 0.7%
350,000	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/2029	424,249
1,000,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	1,124,630
		1,548,879
Mississippi 2.5%
1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,557,263
1,325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	1,615,824
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,195,550
		5,368,637
Missouri 4.2%
2,000,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	2,195,640
5,035,000	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), (LOC: Wells Fargo Bank N.A.), Ser. 2008-B-2, 1.15%, due 10/1/2035	5,035,000	(d)
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
700,000	Ser. 2014-A,(GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	747,033
820,000	Ser. 2014-A,(GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	870,824
		8,848,497
Nevada 0.4%
800,000	Reno City Nevada Hosp. Rev. Ref. (Renown Reg. Med. Ctr. Proj.), (LOC: Wells Fargo Bank N.A.), Ser. 2008-B, 1.10%, due 6/1/2041	800,000	(d)

New Hampshire 1.0%
2,050,000	New Hampshire St. Hlth. & Ed. Facs. Au. Rev. (Univ. Sys. of New Hampshire), (LOC: State Street B&T Co.), Ser. 2005-A-2, 1.18%, due 7/1/2035	2,050,000	(d)

New Jersey 4.1%
1,000,000	New Jersey Econ. Dev. Au. Rev., Ser. 2017-DDD, 5.00%, due 6/15/2042	1,161,090
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,404,353
1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,829,370
1,000,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/2026	1,206,880
	New Jersey St. Trans. Trust Fund Au.
600,000	Ser. 2019-BB, 5.00%, due 6/15/2029	742,854
500,000	Ser. 2019-BB, 4.00%, due 6/15/2050	541,390
1,000,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref, Ser. 2018-A, 5.00%, due 12/15/2032	1,220,940
200,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2019-A, 5.00%, due 12/15/2028	248,640

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	$323,432
		8,678,949
New York 10.3%
390,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	459,174
1,140,000	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,396,204
	Long Beach, G.O.
335,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2021	352,383
520,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	574,948
3,000,000	Metropolitan Trans. Au. Rev., Ser. 2020-A-1, 5.00%, due 2/1/2023	3,333,090
1,000,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	1,171,140
435,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/2046	435,783
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	598,095
4,000,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. Ref., Ser. 2011-AA, 5.00%, due 6/15/2033	4,219,360	(a)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
1,850,000	Subser. 2016-A-1, 4.00%, due 5/1/2031	2,128,739
2,700,000	Ser. 2018, (LOC: JP Morgan Chase Bank N.A.), Subser. 2019-A-4, 1.18%, due 8/1/2045	2,700,000	(d)
	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
310,000	Ser. 2019, 5.00%, due 12/1/2037	409,349
600,000	Ser. 2019, 5.00%, due 12/1/2038	789,228
300,000	Ser. 2019, 5.00%, due 12/1/2039	393,510
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	933,696
125,000	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/2026	152,889
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	868,478
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	568,615
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	507,843
		21,992,524
North Carolina 1.3%
500,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	575,380
2,000,000	North Carolina St. Turnpike Au. Sr. Lien (Triangle Expressway Sys.), Ser. 2019, (AGM Insured), 4.00%, due 1/1/2055	2,251,720
		2,827,100
Ohio 1.5%
1,515,000	Dayton Metro Library G.O. (Library Impt.), Ser. 2013-A, 5.00%, due 12/1/2028 Pre-Refunded 12/1/2021	1,627,731
500,000	Franklin Co. Convention Facs. Au. Hotel Proj. Rev. (Greater Columbus Convention Ctr. Hotel Expansion Proj.), Ser. 2019, 5.00%, due 12/1/2051	594,220
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	1,022,620
		3,244,571
Oklahoma 2.3%
2,000,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	2,491,180

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$455,000	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/2031	$563,977
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,893,705
		4,948,862
Oregon 0.7%
1,485,000	Multnomah Co. Sch. Dist. # 3 Park Rose G.O., Ser. 2011-A, 5.00%, due 6/30/2031 Pre-Refunded 6/30/2021	1,570,269

Pennsylvania 7.4%
2,675,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	3,536,885	(a)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940,000	Ser. 2017, 5.00%, due 11/1/2028	1,160,562
600,000	Ser. 2017, 5.00%, due 11/1/2029	738,276
500,000	Ser. 2017, 5.00%, due 11/1/2030	611,935
	Luzerne Co. G.O. Ref
500,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	595,990
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	184,867
300,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	357,594
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	85,117
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
450,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	536,112
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	624,907
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	296,245
500,000	Northampton Co. Ind. Dev. Au. Pennsylvania Rev. (Morningstar Sr. Living, Inc. Proj.), Ser. 2019, 5.00%, due 11/1/2044	558,145
1,000,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,184,690
225,000	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/2026	280,555
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,487,396
	Pennsylvania St. Turnpike Commission Turnpike Rev.
400,000	Subser. 2019-A, 5.00%, due 12/1/2033	511,240
1,000,000	Subser. 2019-A, 4.00%, due 12/1/2049	1,114,080
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	957,022
		15,821,618
Rhode Island 2.6%
500,000	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/2022	535,050
	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - Rhode Island Arpt. Corp. Int'l Fac. Proj.)
1,170,000	Ser. 2018, 5.00%, due 7/1/2028	1,462,149
645,000	Ser. 2018, (BAM-TCRS Insured), 5.00%, due 7/1/2034	805,173
400,000	Rhode Island St. Hlth. & Ed. Bldg. Corp. Pub. Sch. Rev. Ref., Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/2025	477,276
625,000	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/2022	678,275
1,505,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Home Funding), Ser. 2012-5, (GNMA/FNMA/FHLMC Insured), 3.35%, due 10/1/2033	1,548,615
		5,506,538
South Carolina 1.2%
100,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	103,991
2,000,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	2,336,720
		2,440,711

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Tennessee 2.0%
$700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	$788,697
1,500,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,699,185
1,405,000	Tennessee St. G.O., Ser. 2019-A, 5.00%, due 9/1/2035	1,778,308
		4,266,190
Texas 8.6%
590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	735,028
2,700,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	3,082,293
400,000	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/2026	417,492
2,180,000	Harris Co. Hlth. Facs. Dev. Corp. Rev. Ref. (Methodist Hosp. Sys.), Ser. 2008-A-2, 1.15%, due 12/1/2041	2,180,000	(d)
300,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/2024	353,871
1,250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	1,572,900
1,250,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	1,413,087
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2020	160,624
200,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2021	205,740
200,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2022	210,714
125,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	134,707
220,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2024	242,306
1,900,000	North Tollway Au. First Tier Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2043	2,324,536
1,290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032	1,537,538
700,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	919,324
1,420,000	Southwest Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/1/2026	1,530,348
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,297,580
50,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2020	51,338
		18,369,426
Utah 1.3%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	839,527
380,000	Ser. 2018, 5.00%, due 5/1/2034	481,118
200,000	Utah Infrastructure Agcy. Telecommunication Rev., Ser. 2019, 4.00%, due 10/15/2036	219,072
985,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	1,111,464
		2,651,181
Vermont 2.1%
585,000	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/2029	634,655
3,750,000	Vermont St. Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Southwestern Vermont Med. Ctr.), (LOC: TD Bank N.A.), Ser. 2008-A, 1.22%, due 10/1/2038	3,750,000	(d)
		4,384,655

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Virginia 1.3%
$2,000,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/2027	$2,497,900
250,000	Roanoke Econ. Dev. Au. Residential Care Fac. Rev. (Richfield Living), Ser. 2020, 4.30%, due 9/1/2030	251,232
		2,749,132
Washington 2.9%
	Kent Ref. G.O.
900,000	Ser. 2016, 4.00%, due 12/1/2029	1,043,883
1,000,000	Ser. 2016, 4.00%, due 12/1/2030	1,148,700
	North Thurston Pub. Sch. G.O.
85,000	Ser. 2016, 4.00%, due 12/1/2028	99,056
150,000	Ser. 2016, 4.00%, due 12/1/2029	173,586
375,000	Ser. 2016, 4.00%, due 12/1/2030	431,006
	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.)
15,000	Ser. 2017, 5.00%, due 8/15/2025	17,528
1,045,000	Ser. 2017, 5.00%, due 8/15/2026	1,243,822
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800,000	Ser. 2016, 4.00%, due 12/1/2029	927,896
975,000	Ser. 2016, 4.00%, due 12/1/2030	1,123,161
		6,208,638
West Virginia 0.4%
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	885,227

Wisconsin 2.3%
2,650,000	Cedarburg Sch. Dist. G.O., Ser. 2019, 4.00%, due 3/1/2032	3,061,439
470,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/2032	571,736
200,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	220,630 (c)
1,000,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	1,119,770
		4,973,575
	Total Investments 100.7% (Cost $204,365,746)	214,663,950

	Liabilities Less Other Assets (0.7)%	(1,470,165)

	Net Assets 100.0%	$213,193,785

(a)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $9,042,059.
(b)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $4,119,094, which represents 1.9% of net assets of the Fund.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $990,275, which represents 0.5% of net assets of the Fund.
(d)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$214,663,950	$—	$214,663,950
Total Investments	$—	$214,663,950	$—	$214,663,950

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) January 31,2020

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 1.0%
$810,000	U.S. Treasury Notes, 1.50%, due 10/31/2021 (Cost $808,728)	$811,835

Mortgage-Backed Securities 35.0%
Collateralized Mortgage Obligations 8.7%
637,954	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	649,350	(a)(b)
	Fannie Mae Connecticut Avenue Securities
459,317	Ser. 2019-R04, Class 2M1, (1M USD LIBOR + 0.75%), 2.41%, due 6/25/2039	459,451	(a)(c)
309,429	Ser. 2019-R05, Class 1M1, (1M USD LIBOR + 0.75%), 2.41%, due 7/25/2039	309,462	(a)(c)
800,000	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 2.49%, due 1/25/2040	801,255	(a)(c)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	159,916	(b)(d)
	Freddie Mac Structured Agency Credit Risk Debt Notes
500,000	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 4.91%, due 7/25/2029	530,819	(c)
322,640	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 4.01%, due 4/25/2030	330,301	(c)
583,541	Ser. 2018-HQA2, Class M1, (1M USD LIBOR + 0.75%), 2.41%, due 10/25/2048	583,749	(a)(c)
246,776	Ser. 2019-HQA3, Class M1, (1M USD LIBOR + 0.75%), 2.41%, due 9/25/2049	246,818	(a)(c)
400,000	Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 2.40%, due 1/25/2050	400,233	(a)(c)(e)
928,500	GCAT Trust, Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	934,224	(a)(f)
46,415	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 2.91%, due 6/19/2034	46,134	(c)
986,795	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	992,270	(a)(b)
902,366	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	902,882	(a)(b)
		7,346,864
Commercial Mortgage-Backed 24.7%
351,078	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	350,633
706,822	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 2.43%, due 11/15/2035	706,822	(a)(c)
260,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 2.56%, due 2/16/2037	260,000	(a)(c)(e)(g)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	CD Mortgage Trust
$383,428	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/2049	$381,738
232,405	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	232,427
549,436	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	550,079
	Citigroup Commercial Mortgage Trust
363,882	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	362,290
473,495	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	482,794
	Commercial Mortgage Trust
380,969	Ser. 2012-CR3, Class ASB, 2.37%, due 10/15/2045	382,745
1,000,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,007,311
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,039,557
1,442,832	Ser. 2014-UBS3, Class XA, 1.24%, due 6/10/2047	57,792	(b)(d)
5,659,785	Ser. 2014-UBS6, Class XA, 1.04%, due 12/10/2047	195,368	(b)(d)
187,791	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	187,457
	CSAIL Commercial Mortgage Trust
9,264,541	Ser. 2016-C5, Class XA, 1.10%, due 11/15/2048	338,453	(b)(d)
647,063	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	649,088
316,375	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	315,089
1,372,976	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A3, 5.00%, due 11/10/2046	1,393,399	(a)
1,018,107	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser. 2006-4TS, Class A, 5.40%, due 12/13/2028	1,040,092	(a)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,951,422	Ser. KW03, Class X1, 0.98%, due 6/25/2027	285,133	(b)(d)
3,428,725	Ser. K095, Class X1, 1.08%, due 6/25/2029	255,643	(b)(d)
5,298,358	Ser. K096, Class X1, 1.26%, due 7/25/2029	483,017	(b)(d)
4,100,000	Ser. K098, Class XAM, 1.52%, due 8/25/2029	492,052	(b)(d)
	GS Mortgage Securities Trust
730,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	735,968	(a)
500,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	522,456
3,909,707	Ser. 2013-GC13, Class XA, 0.11%, due 7/10/2046	10,965	(b)(d)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	106,977
78,073	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	78,006
900,755	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/2050	899,908	(a)
532,905	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	533,273
895,000	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class G, 4.19%, due 9/15/2047	902,760	(a)
214,781	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	214,031
	Wells Fargo Commercial Mortgage Trust
1,000,000	Ser. 2012-LC5, Class C, 4.69%, due 10/15/2045	1,051,971	(b)
74,308	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	74,235
479,756	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	477,841
643,684	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	643,817
1,399,496	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,427,308
4,093,403	Ser. 2019-C52, Class XA, 1.77%, due 8/15/2052	489,413	(b)(d)
1,136,000	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class C, 5.39%, due 2/15/2044	1,161,185	(a)(b)
		20,779,093
Fannie Mae 0.8%
	Pass-Through Certificates
400,925	3.00%, due 9/1/2027	412,972
254,240	4.50%, due 4/1/2039 –5/1/2044	275,479
		688,451

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Freddie Mac 0.8%
	Pass-Through Certificates
$202,896	3.50%, due 5/1/2026	$211,779
280,884	3.00%, due 1/1/2027	289,882
187,428	4.50%, due 11/1/2039	204,846
		706,507
	Total Mortgage-Backed Securities (Cost $29,592,834)	29,520,915

Corporate Bonds 55.5%
Aerospace & Defense 0.2%
150,000	TransDigm, Inc., 6.25%, due 3/15/2026	161,775	(a)

Agriculture 2.5%
850,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 2.79%, due 8/15/2022	854,809	(c)
1,250,000	Imperial Tobacco Finance, 3.75%, due 7/21/2022	1,294,781	(a)
		2,149,590
Auto Manufacturers 1.8%
705,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 2.81%, due 2/15/2022	712,664	(a)(c)
810,000	Harley-Davidson Financial Services, Inc., (3M USD LIBOR + 0.50%), 2.39%, due 5/21/2020	810,907	(a)(c)
		1,523,571
Banks 19.5%
1,690,000	Bank of America Corp., (3M USD LIBOR + 1.00%), 2.80%, due 4/24/2023	1,710,956	(c)
1,425,000	Capital One N.A., (3M USD LIBOR + 1.15%), 2.92%, due 1/30/2023	1,442,143	(c)
	Citigroup, Inc.
1,435,000	(3M USD LIBOR + 0.96%), 2.75%, due 4/25/2022	1,457,189	(c)
720,000	(3M USD LIBOR + 0.69%), 2.48%, due 10/27/2022	726,950	(c)
1,685,000	Credit Suisse New York, (SOFR + 0.45%), 2.03%, due 2/4/2022	1,685,505	(c)(e)
2,315,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 2.66%, due 2/23/2023	2,338,990	(c)
850,000	HSBC Holdings PLC, (3M USD LIBOR + 0.60%), 2.50%, due 5/18/2021	851,108	(c)
1,940,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 2.69%, due 4/25/2023	1,961,432	(c)
2,035,000	Morgan Stanley, (SOFR + 0.70%), 2.28%, due 1/20/2023	2,037,727	(c)
1,235,000	Santander UK PLC, 2.50%, due 1/5/2021	1,244,347
1,000,000	Wells Fargo & Co., (3M USD LIBOR + 1.11%), 2.91%, due 1/24/2023	1,015,359	(c)
		16,471,706
Beverages 1.2%
1,023,000	Anheuser-Busch InBev Worldwide, Inc., 4.38%, due 2/15/2021	1,050,824

Commercial Services 0.4%
80,000	ADT Corp., 4.13%, due 6/15/2023	81,300
230,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/2025	234,600	(a)
		315,900
Diversified Financial Services 3.4%
1,525,000	American Express Co., (3M USD LIBOR + 0.62%), 2.52%, due 5/20/2022	1,537,057	(c)(h)
895,000	Avolon Holdings Funding Ltd., 3.63%, due 5/1/2022	921,653	(a)
370,000	LPL Holdings, Inc., 5.75%, due 9/15/2025	385,725	(a)
		2,844,435
Electric 0.4%
340,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	301,573	(a)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Entertainment 0.2%
$80,000	Scientific Games Int'l, Inc., 5.00%, due 10/15/2025	$82,277	(a)
80,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	81,900	(a)
		164,177
Healthcare - Services 0.5%

390,000	Tenet Healthcare Corp., 4.63%, due 7/15/2024	399,750
Insurance 0.5%
435,000	Metropolitan Life Global Funding I, (SOFR + 0.57%), 2.14%, due 1/13/2023	436,532	(a)(c)

Internet 0.4%
310,000	Zayo Group LLC/Zayo Capital, Inc., 6.38%, due 5/15/2025	316,820

Media 2.7%
380,000	CSC Holdings LLC, 5.50%, due 5/15/2026	398,128	(a)
310,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	325,887	(a)
385,000	Fox Corp., 3.67%, due 1/25/2022	398,075	(a)
380,000	Gray Television, Inc., 5.13%, due 10/15/2024	392,350	(a)
150,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	162,000
150,000	Sinclair Television Group, Inc., 5.88%, due 3/15/2026	157,396	(a)
380,000	Sirius XM Radio, Inc., 5.38%, due 7/15/2026	400,816	(a)
		2,234,652
Miscellaneous Manufacturer 2.4%
	General Electric Capital Corp.
1,000,000	(3M USD LIBOR + 0.41%), 2.37%, due 3/28/2020	998,403	(c)
1,000,000	(3M USD LIBOR + 1.00%), 2.89%, due 3/15/2023	1,007,188	(c)
		2,005,591
Oil & Gas 2.5%
1,090,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 2.55%, due 9/19/2022	1,099,898	(c)
1,000,000	Occidental Petroleum Corp., 2.90%, due 8/15/2024	1,021,899
		2,121,797
Packaging & Containers 0.8%
380,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, due 2/15/2025	397,100	(a)
310,000	BWAY Holding Co., 5.50%, due 4/15/2024	319,446	(a)
		716,546
Pharmaceuticals 3.7%
1,730,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 2.54%, due 11/21/2022	1,745,053	(a)(c)
1,000,000	Cigna Corp., (3M USD LIBOR + 0.65%), 2.55%, due 9/17/2021	1,000,111	(c)
380,000	Valeant Pharmaceuticals Int'l, Inc., 5.50%, due 11/1/2025	393,615	(a)
		3,138,779
Pipelines 4.5%
220,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	222,037
230,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, due 4/1/2025	233,519
310,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	311,457
1,435,000	MPLX L.P., (3M USD LIBOR + 0.90%), 2.79%, due 9/9/2021	1,440,271	(c)
	Regency Energy Partners L.P./Regency Energy Finance Corp.
450,000	5.75%, due 9/1/2020	455,346
770,000	5.88%, due 3/1/2022	819,721
320,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/2022	281,400
		3,763,751

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Real Estate 0.5%
$460,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, due 6/1/2023	$456,550	(a)(h)

Real Estate Investment Trusts 0.1%
80,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/2026	83,200	(a)

Retail 0.6%
150,000	L Brands, Inc., 5.63%, due 10/15/2023	162,874
310,000	Staples, Inc., 7.50%, due 4/15/2026	317,564	(a)
		480,438
Semiconductors 2.1%
1,725,000	Broadcom, Inc., 3.13%, due 4/15/2021	1,750,028	(a)

Telecommunications 4.6%
1,700,000	AT&T, Inc., (3M USD LIBOR + 0.95%), 2.78%, due 7/15/2021	1,717,920	(c)
340,000	CommScope, Inc., 5.50%, due 6/15/2024	338,300	(a)
70,000	Intelsat Jackson Holdings SA, 9.50%, due 9/30/2022	79,450	(a)
370,000	Numericable-SFR SA, 7.38%, due 5/1/2026	393,606	(a)
280,000	Sprint Corp., 7.88%, due 9/15/2023	297,469
1,000,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00%), 2.89%, due 3/16/2022	1,016,302	(c)
		3,843,047
	Total Corporate Bonds (Cost $46,471,055)	46,731,032

Asset-Backed Securities 8.0%
500,000	CIFC Funding Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 3.60%), 5.44%, due 4/17/2030	500,065	(a)(c)
30,499	Colony American Finance Ltd., Ser. 2016-1, Class A, 2.54%, due 6/15/2048	30,479	(a)
938,493	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	939,975	(a)
	CoreVest American Finance Trust
170,015	Ser. 2017-1, Class A, 2.97%, due 10/15/2049	171,587	(a)
100,000	Ser. 2017-1, Class B, 3.36%, due 10/15/2049	101,252	(a)
1,000,000	Dryden Senior Loan Fund, Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 4.47%, due 4/18/2031	962,834	(a)(c)
16,314	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/2021	16,309
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 5.99%, due 10/25/2032	1,010,504	(a)(c)
1,000,000	PFS Financing Corp., Ser. 2019-B, Class A, (1M USD LIBOR + 0.55%), 2.23%, due 9/15/2023	1,000,452	(a)(c)
859,388	Prosper Marketplace Issuance Trust, Ser. 2019-4A, Class A, 2.48%, due 2/17/2026	860,230	(a)
215,000	Verizon Owner Trust, Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	219,650
1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 5.82%, due 7/19/2028	970,974	(a)(c)

	Total Asset-Backed Securities (Cost $6,782,579)	6,784,311

NUMBER OF SHARES
Short-Term Investments 2.6%
Investment Companies 2.6%
2,176,593	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(i) (Cost $2,176,593)	2,176,593	(h)

	Total Investments 102.1% (Cost $85,831,789)	86,024,686

	Liabilities Less Other Assets (2.1)%	(1,754,029	)(j)

	Net Assets 100.0%	$84,270,657

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) January 31,2020

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $33,699,131, which represents 40.0% of net assets of the Fund.
(b)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $2,345,738, which represents 2.8% of net assets of the Fund.
(f)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(g)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $260,000, which represents 0.3% of net assets of the Fund.
(h)	All or a portion of this security is segregated in connection with obligations for futures and when-issued securities with a total value of $4,170,200.
(i)	Represents 7-day effective yield as of January 31, 2020.
(j)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	233	U.S. Treasury Note, 2 Year	$50,411,735	$153,711
Total Long Positions			$50,411,735	$153,711

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	7	U.S. Treasury Note, 10 Year	$(921,594)	$(18,313)
3/2020	23	U.S. Treasury Note, 5 Year	(2,767,367)	(14,734)
Total Short Positions			$(3,688,961)	$(33,047)
Total Futures				$120,664

At January 31, 2020, the Fund had $63,850 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$811,835	$—	$811,835
Mortgage-Backed Securities(a)	—	29,520,915	—	29,520,915
Corporate Bonds(a)	—	46,731,032	—	46,731,032
Asset-Backed Securities	—	6,784,311	—	6,784,311
Short-Term Investments	—	2,176,593	—	2,176,593
Total Investments	$—	$86,024,686	$—	$86,024,686

(a) The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$153,711	$—	$—	$153,711
Liabilities	(33,047)	—	—	(33,047)
Total	$120,664	$—	$—	$120,664

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE
Loan Assignments(a) 12.8%
Aerospace & Defense 0.2%
55,000	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/21/2026	$55,137

Automotive 0.2%
55,000	Dealer Tire, LLC, Term Loan B, (USD LIBOR + 4.25%), due 12/12/2025	55,138	(b)(c)

Building & Development 1.4%
134,404	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/25/2023	131,313
103,103	Jeld-Wen Inc., First Lien Term Loan, (3M USD LIBOR + 2.00%), 3.94%, due 12/14/2024	103,253
244,124	Realogy Group LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 2/8/2025	241,194
		475,760
Business Equipment & Services 2.1%
683,287	Prime Security Services Borrower, LLC, Term Loan B1, (1M USD LIBOR + 3.25%), 5.01%, due 9/23/2026	683,287

Chemicals & Plastics 0.5%
66,115	Solenis Holdings LLC, First Lien Term Loan, (USD LIBOR + 4.00%), 5.91%, due 6/26/2025	65,599	(b)(c)
96,552	Starfruit Finco B.V., Term Loan B, (1M USD LIBOR + 3.00%), 4.70%, due 10/1/2025	96,431
		162,030
Containers & Glass Products 1.0%
78,575	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 4.80%, due 11/7/2025	78,314	(d)
266,739	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.08%, due 4/3/2024	264,517
		342,831
Cosmetics - Toiletries 0.3%
95,000	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.25%), 6.19%, due 10/1/2026	95,343

Diversified Insurance 0.9%
	Hub International Limited
99,320	Term Loan B, (USD LIBOR + 2.75%), 4.55%, due 4/25/2025	99,015	(d)
135,000	Term Loan B, (3M USD LIBOR + 4.00%), 5.90%, due 4/25/2025	135,929
69,114	Sedgwick Claims Management Services, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 12/31/2025	69,089
		304,033
Drugs 0.8%
	Bausch Health Companies Inc.
33,905	Term Loan B, (1M USD LIBOR + 3.00%), 4.67%, due 6/2/2025	34,023
58,933	Term Loan B, (1M USD LIBOR + 2.75%), 4.42%, due 11/27/2025	59,106
53,157	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1M USD LIBOR + 4.25%), 5.94%, due 4/29/2024	51,163
39,688	Jaguar Holding Company II, Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 8/18/2022	39,650
70,592	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 9/27/2024	69,489
		253,431

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Electronics - Electrical 0.9%
$39,704	Epicor Software Corporation, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 6/1/2022	$39,792
234,824	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.90%, due 11/3/2023	225,389
37,913	Sophia, L.P., Term Loan B, (3M USD LIBOR + 3.25%), 5.19%, due 9/30/2022	37,974
		303,155
Health Care 0.3%
108,817	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/6/2024	86,781

Industrial Equipment 0.1%
49,875	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 7.21%, due 9/30/2026	49,813	(e)

Leisure Goods - Activities - Movies 0.3%
93,240	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 4.65%, due 3/31/2024	93,334

Lodging & Casinos 1.2%
98,141	Caesars Resort Collection, LLC, First Lien Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 12/23/2024	98,040
51,084	Eldorado Resorts LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.94%, due 4/17/2024	51,036
26,730	Mohegan Tribal Gaming Authority, Term Loan A, (1M USD LIBOR + 3.75%), 5.40%, due 10/13/2021	26,563
79,797	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 4.40%, due 8/14/2024	79,518
127,796	Station Casinos LLC, Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 6/8/2023	127,764
		382,921
Oil & Gas 0.5%
29,717	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 6/24/2024	27,101
29,772	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.66%, due 5/21/2025	25,574
48,922	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 5/22/2026	47,669	(b)(c)
50,240	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 10/30/2024	49,487	(b)(c)
		149,831
Retailers (except food & drug) 1.0%
138,249	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/25/2024	137,616
196,736	Staples, Inc., Term Loan, (1M USD LIBOR + 5.00%), 6.78%, due 4/16/2026	192,998
		330,614
Telecommunications 0.1%
29,128	Syniverse Holdings, Inc., First Lien Term Loan, (2M USD LIBOR + 5.00%), 6.87%, due 3/9/2023	26,579

Utilities 1.0%
29,850	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 5.41%, due 9/30/2024	29,825
85,000	Edgewater Generation, L.L.C., Term Loan, (USD LIBOR + 3.75%), due 12/13/2025	83,274	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$84,912	Granite Generation LLC, Term Loan B, (USD LIBOR + 3.75%), 5.44%, due 11/9/2026	$84,876	(d)
129,675	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 7/8/2026	129,621
		327,596
	Total Loan Assignments (Cost $4,184,252)	4,177,614

Corporate Bonds 85.6%
Advertising 2.8%
30,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 2/15/2024	32,662	(f)
95,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	96,674	(f)
	Nielsen Finance LLC/Nielsen Finance Co.
220,000	4.50%, due 10/1/2020	219,981
570,000	5.00%, due 4/15/2022	572,850	(f)(g)
		922,167
Aerospace & Defense 1.5%
	Bombardier, Inc.
140,000	5.75%, due 3/15/2022	139,650	(f)
30,000	6.13%, due 1/15/2023	29,608	(f)
	TransDigm, Inc.
207,000	6.50%, due 7/15/2024	213,688
90,000	6.25%, due 3/15/2026	97,065	(f)
		480,011
Building & Construction 3.7%
	Lennar Corp.
85,000	4.75%, due 4/1/2021	87,019
30,000	4.13%, due 1/15/2022	30,788
20,000	5.38%, due 10/1/2022	21,400
160,000	Meritage Homes Corp., 7.00%, due 4/1/2022	174,400
156,000	Shea Homes L.P./Shea Homes Funding Corp., 5.88%, due 4/1/2023	158,730	(f)
	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
45,000	5.88%, due 4/15/2023	48,487	(f)
255,000	5.63%, due 3/1/2024	275,400	(f)
120,000	Toll Brothers Finance Corp., 5.88%, due 2/15/2022	127,350
275,000	TRI Pointe Group, Inc., 4.88%, due 7/1/2021	283,250
		1,206,824
Building Materials 1.6%
175,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	178,500	(f)
315,000	Masonite Int'l Corp., 5.75%, due 9/15/2026	333,900	(f)
		512,400

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Cable & Satellite Television 4.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$165,000	4.00%, due 3/1/2023	$167,475	(f)
13,000	5.75%, due 1/15/2024	13,276
	CSC Holdings LLC
135,000	6.75%, due 11/15/2021	145,294
200,000	5.38%, due 7/15/2023	204,260	(f)
70,000	5.25%, due 6/1/2024	75,600
	DISH DBS Corp.
315,000	6.75%, due 6/1/2021	330,750
215,000	5.88%, due 7/15/2022	225,750
50,000	5.00%, due 3/15/2023	50,751
117,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 2/15/2023	119,097	(f)
		1,332,253
Chemicals 3.6%
293,000	INEOS Group Holdings SA, 5.63%, due 8/1/2024	300,325	(f)
135,000	NOVA Chemicals Corp., 5.25%, due 8/1/2023	136,688	(f)
245,000	Platform Specialty Products Corp., 5.88%, due 12/1/2025	253,237	(f)
200,000	PQ Corp., 6.75%, due 11/15/2022	205,000	(f)
50,000	Tronox Finance PLC, 5.75%, due 10/1/2025	49,375	(f)
225,000	WR Grace & Co-Conn, 5.13%, due 10/1/2021	233,651	(f)
		1,178,276
Commercial Services 0.1%
	APX Group, Inc.
5,000	7.88%, due 12/1/2022	5,106
35,000	7.63%, due 9/1/2023	34,213
		39,319
Consumer - Commercial Lease Financing 2.4%
245,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	250,647	(f)(h)
125,000	Navient Corp., 6.50%, due 6/15/2022	132,812
95,000	SLM Corp., 7.25%, due 1/25/2022	101,888
270,000	Springleaf Finance Corp., 7.75%, due 10/1/2021	290,593
		775,940
Diversified Capital Goods 1.4%
170,000	Anixter, Inc., 5.50%, due 3/1/2023	180,200
125,000	EnerSys, 5.00%, due 4/30/2023	131,563	(f)
65,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	63,859	(f)
75,000	SPX FLOW, Inc., 5.63%, due 8/15/2024	78,000	(f)
		453,622
Electric - Generation 2.6%
95,000	Dynegy, Inc., 5.88%, due 6/1/2023	96,664
405,000	NextEra Energy Operating Partners L.P., 4.25%, due 7/15/2024	422,302	(f)
310,000	Vistra Operations Co. LLC, 5.50%, due 9/1/2026	322,400	(f)
		841,366
Electronics 0.2%
70,000	Sensata Technologies BV, 5.63%, due 11/1/2024	77,350	(f)

Energy - Exploration & Production 2.4%
162,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/2022	158,760	(f)
20,000	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	13,100	(f)
95,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	95,843	(f)
20,000	Extraction Oil & Gas, Inc., 7.38%, due 5/15/2024	9,900	(f)
180,000	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, due 12/1/2024	163,800	(f)

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$64,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, due 6/1/2024	$66,240	(f)
75,000	PDC Energy, Inc., 6.13%, due 9/15/2024	75,187
	Range Resources Corp.
21,000	5.88%, due 7/1/2022	19,950
45,000	5.00%, due 8/15/2022	42,534
50,000	9.25%, due 2/1/2026	44,109	(f)
85,000	WPX Energy, Inc., 8.25%, due 8/1/2023	98,069
		787,492
Food & Drug Retailers 0.2%
55,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, due 2/15/2023	55,972	(f)(i)

Food - Wholesale 0.1%
35,000	Post Holdings, Inc., 5.50%, due 3/1/2025	36,254	(f)

Forestry-Paper 0.2%
55,000	Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, due 1/15/2026	58,672	(f)

Gaming 1.3%
23,000	Everi Payments, Inc., 7.50%, due 12/15/2025	24,553	(f)
200,000	Int'l Game Technology PLC, 6.25%, due 2/15/2022	209,500	(f)
70,000	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	75,586
90,000	VICI Properties L.P./VICI Note Co., Inc., 3.50%, due 2/15/2025	91,575	(f)(i)
30,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	31,275	(f)
		432,489
Gas Distribution 7.1%
60,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	53,130
635,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	640,879
	DCP Midstream LLC
96,000	5.35%, due 3/15/2020	96,300	(f)
275,000	4.75%, due 9/30/2021	281,531	(f)
30,000	DCP Midstream Operating L.P., 4.95%, due 4/1/2022	30,975
150,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	150,705
60,000	Global Partners L.P./GLP Finance Corp., 7.00%, due 6/15/2023	61,500
	NuStar Logistics L.P.
180,000	6.75%, due 2/1/2021	185,256
125,000	4.75%, due 2/1/2022	128,438
155,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/2022	136,303
255,000	Tallgrass Energy Partners L.P./ Tallgrass Energy Finance Corp., 5.50%, due 9/15/2024	257,555	(f)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
220,000	5.25%, due 5/1/2023	221,925
100,000	4.25%, due 11/15/2023	100,833
		2,345,330
Health Facilities 4.2%
	Acadia Healthcare Co., Inc.
145,000	5.13%, due 7/1/2022	145,181
50,000	5.63%, due 2/15/2023	50,667
50,000	6.50%, due 3/1/2024	51,484
80,000	CHS/Community Health Systems, Inc., 6.63%, due 2/15/2025	80,814	(f)(i)
240,000	MEDNAX, Inc., 5.25%, due 12/1/2023	244,800	(f)

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Tenet Healthcare Corp.
$330,000	8.13%, due 4/1/2022	$360,538
35,000	6.75%, due 6/15/2023	38,063
400,000	4.63%, due 9/1/2024	412,000	(f)
		1,383,547
Health Services 0.4%
45,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	44,831	(f)
100,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	98,500	(f)
		143,331
Insurance Brokerage 0.7%
70,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	76,416	(f)
75,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	76,313	(f)
75,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	77,246	(f)
		229,975
Machinery 3.5%
455,000	CFX Escrow Corp., 6.00%, due 2/15/2024	479,033	(f)
175,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	178,911	(f)
485,000	Terex Corp., 5.63%, due 2/1/2025	499,550	(f)
		1,157,494
Managed Care 1.5%
	Centene Corp.
135,000	4.75%, due 1/15/2025	139,500	(f)
170,000	5.38%, due 6/1/2026	180,837	(f)
170,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	164,665	(f)
		485,002
Media Content 2.0%
130,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	136,662	(f)
150,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	162,000
105,000	Nexstar Escrow Corp., 5.63%, due 8/1/2024	109,200	(f)
75,000	Sirius XM Radio, Inc., 5.38%, due 7/15/2026	79,109	(f)
170,000	WMG Acquisition Corp., 5.00%, due 8/1/2023	173,400	(f)
		660,371
Medical Products 0.3%
90,000	Avantor, Inc., 6.00%, due 10/1/2024	95,625	(f)

Metals - Mining Excluding Steel 5.0%
70,000	Arconic, Inc., 5.40%, due 4/15/2021	72,016
80,000	Cleveland-Cliffs, Inc., 4.88%, due 1/15/2024	80,334	(f)
250,000	Constellium NV, 5.75%, due 5/15/2024	256,250	(f)
116,000	First Quantum Minerals Ltd., 7.25%, due 4/1/2023	114,912	(f)
155,000	FMG Resources (August 2006) Pty Ltd., 4.75%, due 5/15/2022	159,360	(f)
	Freeport-McMoRan, Inc.
420,000	3.55%, due 3/1/2022	424,725
75,000	4.55%, due 11/14/2024	79,125
	Hudbay Minerals, Inc.
238,000	7.25%, due 1/15/2023	242,165	(f)
45,000	7.63%, due 1/15/2025	45,788	(f)
155,000	Novelis Corp., 5.88%, due 9/30/2026	164,300	(f)
		1,638,975
Oil Field Equipment & Services 1.6%
110,000	Exterran Partners L.P., 6.00%, due 10/1/2022	110,137
50,000	Nabors Industries Ltd., 7.25%, due 1/15/2026	50,063	(f)
229,000	Precision Drilling Corp., 7.75%, due 12/15/2023	225,375

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$56,000	Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	$59,360	(f)
87,500	Transocean Proteus Ltd., 6.25%, due 12/1/2024	89,906	(f)
		534,841
Packaging 2.6%
30,000	Berry Plastics Corp., 6.00%, due 10/15/2022	30,525
300,000	BWAY Holding Co., 5.50%, due 4/15/2024	309,141	(f)
70,000	Graphic Packaging International LLC, 4.13%, due 8/15/2024	73,325
65,000	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/2022	67,275	(f)
	Reynolds Group Issuer, Inc.
35,000	(3M USD LIBOR + 3.50%), 5.33%, due 7/15/2021	35,000	(a)(f)
250,000	5.13%, due 7/15/2023	255,938	(f)
75,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	76,125	(f)
		847,329
Personal & Household Products 2.0%
	Energizer Holdings, Inc.
101,000	4.70%, due 5/19/2021	103,525
230,000	4.70%, due 5/24/2022	236,903
295,000	Energizer SpinCo, Inc., 5.50%, due 6/15/2025	304,588	(f)
		645,016
Pharmaceuticals 0.8%
225,000	Bausch Health Cos., Inc., 7.00%, due 3/15/2024	233,258	(f)
	Valeant Pharmaceuticals Int'l, Inc.
30,000	5.50%, due 3/1/2023	30,075	(f)
4,000	5.88%, due 5/15/2023	4,035	(f)
		267,368
Real Estate Development & Management 0.8%
	Realogy Group LLC/Realogy Co-Issuer Corp.
170,000	5.25%, due 12/1/2021	171,062	(f)
85,000	4.88%, due 6/1/2023	84,363	(f)
		255,425
Real Estate Investment Trusts 0.3%
90,000	MPT Operating Partnership L.P./MPT Finance Corp., 5.50%, due 5/1/2024	91,913

Recreation & Travel 0.5%
170,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/2024	174,197

Software - Services 1.2%
85,000	Presidio Holdings, Inc., 4.88%, due 2/1/2027	84,987	(f)
45,000	PTC, Inc., 3.63%, due 2/15/2025	45,337	(f)(i)
110,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	108,900	(f)
60,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	63,448	(f)
103,000	WEX, Inc., 4.75%, due 2/1/2023	104,030	(f)
		406,702
Specialty Retail 2.6%
	L Brands, Inc.
270,000	5.63%, due 2/15/2022	284,656
365,000	5.63%, due 10/15/2023	396,328
150,000	QVC, Inc., 5.13%, due 7/2/2022	159,103
		840,087
Steel Producers/Products 1.0%
300,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	315,063	(f)

Support - Services 8.9%
200,000	ADT Corp., 4.13%, due 6/15/2023	203,250

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$105,000	Aramark Services, Inc., 5.00%, due 4/1/2025	$109,386	(f)
160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/2025	163,200	(f)
	Garda World Security Corp.
75,000	8.75%, due 5/15/2025	78,375	(f)
90,000	4.63%, due 2/15/2027	89,100	(f)
	Hertz Corp.
32,000	7.63%, due 6/1/2022	33,000	(f)
80,000	6.25%, due 10/15/2022	80,800
415,000	5.50%, due 10/15/2024	421,051	(f)
320,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/2026	332,800	(f)
170,000	Iron Mountain, Inc., 4.38%, due 6/1/2021	170,637	(f)
485,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	497,527	(f)
335,000	Staples, Inc., 7.50%, due 4/15/2026	343,174	(f)
230,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	239,775	(f)
155,000	United Rentals N.A., Inc., 4.63%, due 10/15/2025	158,391
		2,920,466

Technology Hardware & Equipment 3.0%
510,000	CommScope Finance LLC, 5.50%, due 3/1/2024	524,025	(f)(g)
	CommScope, Inc.
29,000	5.00%, due 6/15/2021	29,000	(f)
245,000	5.50%, due 6/15/2024	243,775	(f)
170,000	Western Digital Corp., 4.75%, due 2/15/2026	181,475
		978,275

Telecom - Satellite 1.0%
295,000	Intelsat Jackson Holdings SA, 9.50%, due 9/30/2022	334,825	(f)

Telecom - Wireless 2.6%
	Sprint Corp.
440,000	7.25%, due 9/15/2021	461,450
230,000	7.88%, due 9/15/2023	244,350
85,000	7.13%, due 6/15/2024	87,792
75,000	Sprint Nextel Corp., 6.00%, due 11/15/2022	77,437
		871,029

Telecom - Wireline Integrated & Services 3.5%
200,000	Altice Luxembourg SA, 10.50%, due 5/15/2027	231,260	(f)
	CenturyLink, Inc.
70,000	Ser. V, 5.63%, due 4/1/2020	70,262
130,000	Ser. T, 5.80%, due 3/15/2022	137,024
45,000	Level 3 Financing, Inc., 5.38%, due 1/15/2024	45,544
631,000	Numericable-SFR SA, 7.38%, due 5/1/2026	671,258	(f)
		1,155,348

Theaters & Entertainment 0.3%
85,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	87,856	(f)

	Total Corporate Bonds (Cost $27,870,416)	28,055,797

Asset-Backed Securities 3.0%
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), due 4/18/2033	500,000	(a)(c)(f)(i)(j)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), due 1/20/2033	500,000	(a)(c)(f)(i)(j)

	Total Asset-Backed Securities (Cost $1,000,000)	1,000,000

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 2.1%
Investment Companies 2.1%
681,983	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(k) (Cost $681,983)	$681,983	(g)

	Total Investments 103.5% (Cost $33,736,651)	33,915,394

	Other Assets Less Liabilities (3.5)%	(1,159,212)

	Net Assets 100.0%	$32,756,182

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.
(e)	Value determined using significant unobservable inputs.
(f)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $19,176,193, which represents 58.5% of net assets of the Fund.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or delayed delivery securities with a total value of $1,778,858.
(h)	Payment-in-kind (PIK) security.
(i)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $1,273,698, which represents 3.9% of net assets of the Fund.
(j)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $1,000,000, which represents 3.1% of net assets of the Fund.
(k)	Represents 7-day effective yield as of January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

	Level 1	Level 2	Level 3(b)	Total
Asset Valuation Inputs
Investments:
Loan Assignments
Industrial Equipment	$—	$—	$49,813	$49,813
Other Loan Assignments(a)	—	4,127,801	—	4,127,801
Total Loan Assignments	—	4,127,801	49,813	4,177,614
Corporate Bonds(a)	—	28,055,797	—	28,055,797
Asset-Backed Securities	—	1,000,000	—	1,000,000
Short-Term Investments	—	681,983	—	681,983
Total Investments	$—	$33,865,581	$49,813	$33,915,394

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 01/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 01/31/2020
Investments in Securities:
Loan Assignments(c)
Aerospace & Defense	$54	$—	$—	$—	$—	$—	$—	$(54)	$—	$—
Industrial Equipment	—	—	—	1	49	—	—	—	50	1
Utilities	128	—	—	—	—	—	—	(128)	—	—
Total	$182	$—	$—	$1	$49	$—	$—	$(182)	$50	$1

(c)	Securities categorized as Level 3 are valued based on single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)		VALUE
Loan Assignments (b) 8.5%
Aerospace & Defense 0.1%
$1,045,000	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/21/2026	$1,047,612
	TransDigm, Inc.
1,324,886	Term Loan F, (1M USD LIBOR + 2.50%), 4.15%, due 6/9/2023	1,323,230
145,000	Term Loan E, (USD LIBOR + 2.25%), due 5/30/2025	144,855	(c)(d)
435,000	Term Loan F, (USD LIBOR + 2.25%), due 12/24/2025	434,348	(c)(d)
		2,950,045
Automotive 0.0%(e)
1,391,513	Panther BF Aggregator 2 LP, Term Loan B, (1M USD LIBOR + 3.50%), 5.16%, due 4/30/2026	1,399,514

Building & Development 0.3%
523,654	CPG International Inc., Term Loan, (3M USD LIBOR + 3.75%), 5.93%, due 5/5/2024	523,816
1,817,111	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 8/21/2025	1,824,833
3,022,935	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 10/25/2023	2,953,408	(c)(d)
1,931,954	Realogy Group LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 2/8/2025	1,908,771
1,068,520	Wilsonart LLC, Term Loan B, (3M USD LIBOR + 3.25%), 5.20%, due 12/19/2023	1,066,736
		8,277,564
Business Equipment & Services 1.0%
1,032,346	AlixPartners, LLP, Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 4/4/2024	1,031,706
1,311,936	Ceridian HCM Holding Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 4/30/2025	1,316,856
1,466,145	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 3/1/2024	1,465,910
1,546,125	Clear Channel Outdoor Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.15%, due 8/21/2026	1,550,470
1,345,000	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), due 1/4/2026	1,278,597	(c)(d)
1,285,000	Cortes NP Acquisition Corporation, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 11/30/2023	1,282,854
2,704,088	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 2/13/2025	2,707,468
2,197,210	DiscoverOrg, LLC, First Lien Term Loan, (1M USD LIBOR + 4.50%), 6.15%, due 2/2/2026	2,199,033	(f)
569,392	ERM Emerald US Inc., Term Loan B1, (3M USD LIBOR + 3.75%), 5.69%, due 7/10/2026	570,674
1,521,188	Fleet U.S. Bidco Inc., Term Loan B, (6M USD LIBOR + 3.25%), 5.24%, due 10/7/2026	1,528,793
2,009,666	Garda World Security Corporation, First Lien Term Loan B, (3M USD LIBOR + 4.75%), 6.66%, due 10/30/2026	2,020,981	(c)(d)
1,346,578	Greeneden U.S. Holdings II, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 12/1/2023	1,346,861
2,718,939	Kronos Incorporated, Term Loan B, (3M USD LIBOR + 3.00%), 4.91%, due 11/1/2023	2,726,688
2,909,964	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 5.05%, due 3/13/2025	2,909,964	(g)
2,503,725	Prime Security Services Borrower, LLC, Term Loan B1, (1M USD LIBOR + 3.25%), 5.01%, due 9/23/2026	2,503,725

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$1,317,584	Solera, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 3/3/2023	$1,318,414
1,316,883	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 5/1/2024	1,319,767
862,646	West Corporation, Term Loan, (1M USD LIBOR + 4.00%), 5.65%, due 10/10/2024	732,714
1,067,501	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 5/18/2025	1,061,897
		30,873,372
Cable & Satellite Television 0.4%
	Altice France S.A.
477,557	Term Loan B12, (1M USD LIBOR + 3.69%), 5.36%, due 1/31/2026	475,169
3,184,051	Term Loan B13, (1M USD LIBOR + 4.00%), 5.68%, due 8/14/2026	3,178,097
2,578,538	Charter Communications Operating, LLC, Term Loan B2, (1M USD LIBOR + 1.75%), 3.40%, due 2/1/2027	2,587,743
3,114,512	CSC Holdings, LLC, Term Loan B5, (3M USD LIBOR + 2.50%), 4.18%, due 4/15/2027	3,121,333
1,196,400	Lions Gate Capital Holdings LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 3/24/2025	1,188,420
	Radiate Holdco, LLC
523,654	First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 2/1/2024	523,711
513,709	Term Loan B, (1M USD LIBOR + 3.50%), 5.15%, due 2/1/2024	513,869
975,000	Telenet Financing USD LLC, Term Loan AR, (USD LIBOR + 2.00%), due 4/24/2028	972,260	(c)(d)
710,000	Virgin Media Bristol LLC, Term Loan N, (3M USD LIBOR + 2.50%), 4.18%, due 1/31/2028	709,823
		13,270,425
Chemicals & Plastics 0.1%
1,326,667	Charter NEX US, Inc., Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 5/16/2024	1,326,255
523,684	Momentive Performance Materials Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 5/15/2024	524,994
1,084,611	PQ Corporation, Term Loan B, (3M USD LIBOR + 2.50%), 4.28%, due 2/8/2025	1,084,806
1,314,987	Solenis Holdings LLC, First Lien Term Loan, (3M USD LIBOR + 4.00%), 5.91%, due 6/26/2025	1,304,717
		4,240,772
Containers & Glass Products 0.4%
2,401,241	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 4.80%, due 11/7/2025	2,393,245	(g)
	Berry Global, Inc.
2,410,000	Term Loan W, (1M USD LIBOR + 2.00%), 3.68%, due 10/1/2022	2,418,796
682,971	Term Loan X, (1M USD LIBOR + 2.00%), 3.68%, due 1/19/2024	685,873
1,978,963	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.08%, due 4/3/2024	1,962,479
2,697,931	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 4.40%, due 2/5/2023	2,700,090	(c)(d)
533,626	TricorBraun Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 5.69%, due 11/30/2023	530,424	(g)
1,432,395	Trident TPI Holdings, Inc., Term Loan B1, (1M USD LIBOR + 3.00%), 4.65%, due 10/17/2024	1,405,895
		12,096,802
Cosmetics - Toiletries 0.0%(e)
920,000	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.25%), 6.19%, due 10/1/2026	923,321

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Diversified Insurance 0.2%
	Hub International Limited
$2,386,292	Term Loan B, (3M USD LIBOR + 2.75%), 4.55%, due 4/25/2025	$2,378,990	(c)(d)(g)
1,575,000	Term Loan B, (3M USD LIBOR + 4.00%), 5.90%, due 4/25/2025	1,585,836
	Sedgwick Claims Management Services, Inc.
1,318,040	Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 12/31/2025	1,317,565
547,250	Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 9/3/2026	550,331
		5,832,722
Drugs 0.3%
532,023	Amneal Pharmaceuticals LLC, Term Loan B, (1M USD LIBOR + 3.50%), 5.19%, due 5/4/2025	485,029
	Bausch Health Companies Inc.
612,822	Term Loan B, (1M USD LIBOR + 3.00%), 4.67%, due 6/2/2025	614,967
1,972,895	Term Loan B, (1M USD LIBOR + 2.75%), 4.42%, due 11/27/2025	1,978,656
1,237,303	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1M USD LIBOR + 4.25%), 5.94%, due 4/29/2024	1,190,904
2,309,460	Jaguar Holding Company II, Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 8/18/2022	2,307,220
1,301,872	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 9/27/2024	1,281,537	(c)(d)
		7,858,313
Electronics - Electrical 1.2%
3,389,055	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 5.19%, due 9/19/2024	3,397,697
3,511,200	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.90%, due 4/6/2026	3,505,336
2,778,038	Dell International LLC, Term Loan B, (1M USD LIBOR + 2.00%), 3.65%, due 9/19/2025	2,787,705
3,393,694	Epicor Software Corporation, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 6/1/2022	3,401,228
2,067,954	Go Daddy Operating Company, LLC, Term Loan, (1M USD LIBOR + 1.75%), 3.40%, due 2/15/2024	2,070,538
	Hyland Software, Inc.
3,239,846	First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 7/1/2024	3,251,477
160,420	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 8.65%, due 7/7/2025	161,891
200,000	IGT Holding IV AB, Term Loan B2, (3M USD LIBOR + 4.00%), 5.95%, due 7/26/2024	196,250
772,213	Infor (US), Inc., Term Loan B6, (3M USD LIBOR + 2.75%), 4.69%, due 2/1/2022	772,700
920,291	Informatica LLC, Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 8/5/2022	922,261
3,381,439	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 9/30/2024	3,391,178
	Project Alpha Intermediate Holding, Inc.
523,657	Term Loan B, (6M USD LIBOR + 3.50%), 5.38%, due 4/26/2024	523,333
518,697	Term Loan B, (6M USD LIBOR + 4.25%), 6.13%, due 4/26/2024	520,424
2,634,128	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.90%, due 11/3/2023	2,528,289
627,526	Riverbed Technology, Inc., Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 4/24/2022	539,239
3,455,830	Sophia, L.P., Term Loan B, (3M USD LIBOR + 3.25%), 5.19%, due 9/30/2022	3,461,394
582,059	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1M USD LIBOR + 1.75%), 3.40%, due 4/16/2025	581,937
932,590	SS&C Technologies Inc., Term Loan B3, (1M USD LIBOR + 1.75%), 3.40%, due 4/16/2025	932,394

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$2,359,088	Tibco Software Inc., Term Loan B, (1M USD LIBOR + 4.00%), 5.74%, due 6/30/2026	$2,367,934
		35,313,205
Financial Intermediaries 0.2%
1,351,569	Alliant Holdings Intermediate, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 5/9/2025	1,348,448
1,032,393	Edelman Financial Center, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.91%, due 7/21/2025	1,035,893
1,550,000	LPL Holdings, Inc., Term Loan B1, (1M USD LIBOR + 1.75%), 3.41%, due 11/12/2026	1,552,914
1,042,348	PI US MergerCo, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 1/3/2025	1,044,307
		4,981,562
Food Products 0.1%
1,115,000	Froneri International PLC, Term Loan, (USD LIBOR + 2.25%), due 1/29/2027	1,117,788	(c)(d)
1,301,074	Nomad Foods Europe Midco Limited, Term Loan B4, (3M USD LIBOR + 2.25%), 3.93%, due 5/15/2024	1,301,074
		2,418,862
Food Service 0.1%
635,000	1011778 B.C. Unlimited Liability Company, Term Loan B4, (1M USD LIBOR + 1.75%), 3.40%, due 11/19/2026	633,889
1,770,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 10/23/2025	1,764,477	(c)(d)(f)
		2,398,366
Food/Drug Retailers 0.0%(e)
821,332	Albertsons, LLC, Term Loan B8, (1M USD LIBOR + 2.75%), 4.40%, due 8/17/2026	821,332

Health Care 0.8%
906,899	Acadia Healthcare Company, Inc., Term Loan B4, (1M USD LIBOR + 2.50%), 4.15%, due 2/16/2023	909,312
1,042,973	Athenahealth, Inc., Term Loan B, (3M USD LIBOR + 4.50%), 6.40%, due 2/11/2026	1,045,580
955,738	Auris Luxembourg III S.a.r.l., Term Loan B2, (1M USD LIBOR + 3.75%), 5.40%, due 2/27/2026	939,969
2,129,663	Emerald TopCo Inc., Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 7/24/2026	2,136,989
1,976,432	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 5.40%, due 10/10/2025	1,657,594	(c)(d)
2,510,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (1W USD LIBOR + 2.00%), 3.56%, due 11/15/2027	2,521,772
872,813	HCA Inc., Term Loan B12, (1M USD LIBOR + 1.75%), 3.40%, due 3/13/2025	876,906
	IQVIA Inc.
1,451,098	Term Loan B1, (3M USD LIBOR + 1.75%), 3.69%, due 3/7/2024	1,456,844
1,724,872	Term Loan B2, (3M USD LIBOR + 1.75%), 3.69%, due 1/17/2025	1,731,340
2,348,915	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 4.69%, due 6/7/2023	2,306,047	(c)(d)
930,000	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 10/22/2026	935,813
1,299,382	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.25%), 5.01%, due 6/30/2025	1,284,361	(c)(d)
2,531,707	Select Medical Corporation, Term Loan B, (3M USD LIBOR + 2.50%), 4.58%, due 3/6/2025	2,541,201
594,132	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), due 2/6/2024	473,820	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$2,119,063	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.50%), 6.15%, due 8/27/2025	$2,126,480
		22,944,028
Industrial Equipment 0.2%
1,037,801	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 8/1/2025	1,039,420
520,000	Circor International, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.18%, due 12/11/2024	520,811
930,325	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 6.40%, due 6/26/2026	925,097
1,259,054	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 3/29/2025	1,263,574
1,387,901	Gates Global LLC, Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 4/1/2024	1,384,570
		5,133,472
Leisure Goods - Activities - Movies 0.5%
1,638,500	AMC Entertainment Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 4/22/2026	1,639,090
1,319,847	CityCenter Holdings, LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.90%, due 4/18/2024	1,320,454
1,172,283	Crown Finance US, Inc., Term Loan, (1M USD LIBOR + 2.25%), 3.90%, due 2/28/2025	1,160,560
1,985,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 4.15%, due 2/1/2024	1,981,288
2,720,687	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 5/22/2024	2,611,859	(f)
1,050,000	Playtika Holding Corp, Term Loan B, (1M USD LIBOR + 6.00%), 7.65%, due 12/10/2024	1,059,933
1,948,231	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 4.65%, due 3/31/2024	1,950,180
2,030,000	WMG Acquisition Corp., Term Loan F, (1M USD LIBOR + 2.13%), 3.77%, due 11/1/2023	2,037,166	(c)(d)
		13,760,530
Lodging & Casinos 0.2%
1,289,130	Caesars Resort Collection, LLC, First Lien Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 12/23/2024	1,287,802
278,737	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.67%, due 10/21/2024	279,085
	Mohegan Tribal Gaming Authority
155,971	Term Loan A, (1M USD LIBOR + 3.75%), 5.40%, due 10/13/2021	154,996
1,170,693	Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 10/13/2023	1,155,334
1,319,924	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 4.40%, due 8/14/2024	1,315,304
	Station Casinos LLC
1,309,730	Term Loan B, (1M USD LIBOR + 2.50%), 4.15%, due 6/8/2023	1,309,403
1,280,000	Term Loan B, (USD LIBOR + 2.25%), due 1/31/2027	1,280,000	(c)(d)
		6,781,924
Nonferrous Metals - Minerals 0.0%(e)
208,874	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.87%, due 6/1/2025	166,786

Oil & Gas 0.2%
1,390,724	BCP Renaissance Parent LLC, Term Loan B, (2M USD LIBOR + 3.50%), 5.44%, due 10/31/2024	1,256,867
575,000	Buckeye Partners, L.P., Term Loan B, (1M USD LIBOR + 2.75%), 4.53%, due 11/1/2026	579,554

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$465,000	Gavilan Resources, LLC, Second Lien Term Loan, (1M USD LIBOR + 6.00%), 7.65%, due 3/1/2024	$184,642	(f)
905,464	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.65%, due 5/22/2026	882,265	(c)(d)
1,366,299	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.65%, due 2/17/2025	1,273,227	(c)(d)(f)
1,336,359	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.90%, due 10/30/2024	1,316,314
1,260,528	Prairie ECI Acquiror LP, Term Loan B, (3M USD LIBOR + 4.75%), 6.69%, due 3/11/2026	1,245,818	(c)(d)
		6,738,687
Property & Casualty Insurance 0.2%
3,431,517	AssuredPartners, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.15%, due 10/22/2024	3,428,943
3,491,424	Asurion LLC, Term Loan B7, (1M USD LIBOR + 3.00%), 4.65%, due 11/3/2024	3,492,890
		6,921,833
Publishing 0.1%
2,203,010	Nielsen Finance LLC, Term Loan B4, (1M USD LIBOR + 2.00%), 3.70%, due 10/4/2023	2,204,046

Radio & Television 0.2%
1,551,112	Cumulus Media New Holdings Inc., Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 3/31/2026	1,560,745
	iHeartCommunications, Inc.
915,000	Term Loan, (USD LIBOR + 3.00%), due 5/1/2026	915,686	(c)(d)
848,805	Term Loan, (1M USD LIBOR + 4.00%), 5.78%, due 5/1/2026	849,441
210,080	Mission Broadcasting, Inc., Term Loan B3, (1M USD LIBOR + 2.25%), due 1/17/2024	210,244	(c)(d)
1,031,993	Nexstar Broadcasting, Inc., Term Loan B3, (1M USD LIBOR + 2.25%), due 1/17/2024	1,032,798	(c)(d)
1,473,027	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 4.40%, due 3/15/2024	1,454,438
		6,023,352
Rail Industries 0.0%(e)
1,035,000	Genesee & Wyoming Inc. (New), Term Loan, (3M USD LIBOR + 2.00%), 3.91%, due 12/30/2026	1,039,740

Retailers (except food & drug) 0.3%
3,160,943	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 6.65%, due 9/25/2024	3,146,466
1,131,424	BJ's Wholesale Club, Inc., First Lien Term Loan, (1M USD LIBOR + 2.25%), 3.90%, due 2/3/2024	1,135,532
1,376,434	CDW LLC, Term Loan B, (1M USD LIBOR + 1.75%), 3.40%, due 10/13/2026	1,382,463
	EG America LLC
1,236,839	Term Loan, (3M USD LIBOR + 4.00%), 5.96%, due 2/7/2025	1,232,980	(c)(d)
61,593	Second Lien Term Loan, (3M USD LIBOR + 8.00%), 9.96%, due 4/20/2026	60,053
2,509,982	Staples, Inc., Term Loan, (1M USD LIBOR + 5.00%), 6.78%, due 4/16/2026	2,462,292
		9,419,786
Steel 0.1%
1,162,028	Big River Steel LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.94%, due 8/23/2023	1,164,933
1,298,546	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 9/20/2024	1,302,610

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$1,357,439	TMS International Corp., Term Loan B2, (USD LIBOR + 2.75%), 4.48%, due 8/14/2024	$1,343,865	(f)(g)
		3,811,408
Surface Transport 0.1%
1,925,000	Avis Budget Car Rental, LLC, Term Loan B, (USD LIBOR + 1.75%), due 7/30/2027	1,925,000	(c)(d)
1,314,086	Hertz Corporation, (The), Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 6/30/2023	1,320,183
		3,245,183
Telecommunications 0.7%
2,460,000	CenturyLink, Inc., Term Loan B, (USD LIBOR + 2.25%), due 3/15/2027	2,456,162	(c)(d)
1,638,211	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 4.50%), 6.15%, due 12/11/2026	1,646,140	(c)(d)
1,336,312	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%), 5.40%, due 6/15/2024	1,347,443
1,362,361	GTT Communications, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 4.40%, due 5/31/2025	1,144,002
	Intelsat Jackson Holdings S.A.
4,032,500	Term Loan B3, (6M USD LIBOR + 3.75%), 5.68%, due 11/27/2023	4,014,878
62,500	Term Loan B4, (6M USD LIBOR + 4.50%), 6.31%, due 1/2/2024	62,979
1,310,000	Iridium Satellite LLC, Term Loan, (1M USD LIBOR + 3.75%), 5.40%, due 11/4/2026	1,317,637
2,520,000	Level 3 Financing Inc., Term Loan B, (1M USD LIBOR + 1.75%), 3.40%, due 3/1/2027	2,514,330
1,045,668	MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.65%, due 11/15/2024	1,046,107
3,865,829	Sprint Communications, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.69%, due 2/2/2024	3,810,277	(c)(d)
120,000	Syniverse Holdings, Inc., Second Lien Term Loan, (1M USD LIBOR + 9.00%), 10.87%, due 3/11/2024	88,000
880,000	Telesat Canada, Term Loan B5, (3M USD LIBOR + 2.75%), 4.63%, due 12/7/2026	883,080
		20,331,035
Utilities 0.5%
1,094,500	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 5.41%, due 9/30/2024	1,093,592
835,000	Calpine Construction Finance Company, L.P., Term Loan B, (1M USD LIBOR + 2.00%), due 1/15/2025	836,219	(c)(d)
	Calpine Corporation
1,318,375	Term Loan B9, (3M USD LIBOR + 2.25%), 4.20%, due 4/5/2026	1,322,119
987,525	Term Loan B10, (1M USD LIBOR + 2.50%), 4.15%, due 8/12/2026	989,312
	Eastern Power, LLC
132,000	Term Loan B, (USD LIBOR + 3.75%), due 10/2/2025	131,373	(c)(d)
1,252,754	Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 10/2/2025	1,246,803
2,684,916	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 5.40%, due 12/13/2025	2,630,385	(c)(d)
2,370,000	Granite Generation LLC, Term Loan B, (USD LIBOR + 3.75%), 5.44%, due 11/9/2026	2,369,005	(g)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$557,806	Kestrel Acquisition, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 6/2/2025	$490,870	(f)
1,000,674	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.90%, due 5/16/2024	1,000,674
977,550	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 5.40%, due 7/8/2026	977,139
835,000	Vistra Operations Company LLC, First Lien Term Loan B3, (1M USD LIBOR + 1.75%), 3.40%, due 12/31/2025	837,564	(g)
		13,925,055
	Total Loan Assignments (Cost $256,466,870)	256,103,042

U.S. Treasury Obligations 20.0%
35,400,000	U.S. Treasury Bill, 1.50%, due 5/28/2020 – 6/4/2020	35,228,165	(h)(i)
	U.S. Treasury Bonds
5,000	4.50%, due 2/15/2036	6,963
125,000	3.88%, due 8/15/2040	167,705
68,410,000	2.75%, due 8/15/2042	78,161,097
7,330,000	3.00%, due 5/15/2045	8,763,359
	U.S. Treasury Inflation-Indexed Bonds(j)
17,454,169	3.38%, due 4/15/2032	24,728,515
220,728	1.38%, due 2/15/2044	277,802
54,382,443	1.00%, due 2/15/2046 – 2/15/2048	64,789,683
	U.S. Treasury Notes
163,300,000	1.38%, due 9/30/2020	163,089,497
111,185,000	2.25%, due 4/15/2022 – 11/15/2027	117,190,060
47,195,000	2.88%, due 5/31/2025	50,882,109
170,000	2.75%, due 2/15/2028	186,668
57,955,000	1.75%, due 11/15/2029	59,218,238

	Total U.S. Treasury Obligations (Cost $576,683,646)	602,689,861

U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	3,081,810

Mortgage-Backed Securities 24.8%
Collateralized Mortgage Obligations 8.3%
238,302	Angel Oak Mortgage Trust LLC, Ser. 2017-3, Class A1, 2.71%, due 11/25/2047	238,348	(k)(l)
4,930,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 2.56%, due 2/16/2037	4,930,000	(b)(k)(m)(n)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Fannie Mae Connecticut Avenue Securities
$19,918,000	Ser. 2017-C02, Class 2M2, (1M USD LIBOR + 3.65%), 5.31%, due 9/25/2029	$21,045,357	(b)(o)
16,585,000	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 4.66%, due 10/25/2029	17,403,247	(b)
6,598,000	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 4.51%, due 11/25/2029	6,844,672	(b)
8,950,000	Ser. 2017-C06, Class 1M2, (1M USD LIBOR + 2.65%), 4.31%, due 2/25/2030	9,199,966	(b)
9,776,384	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 4.46%, due 2/25/2030	10,045,017	(b)
2,670,000	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 4.06%, due 5/25/2030	2,721,685	(b)
16,001,096	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 4.16%, due 5/25/2030	16,290,559	(b)(o)
12,430,000	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 3.91%, due 7/25/2030	12,667,314	(b)
9,854,174	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 3.86%, due 8/25/2030	9,996,524	(b)
	Fannie Mae Real Estate Mortgage Investment Conduits
12,132,886	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 4.49%, due 6/25/2043	2,587,295	(b)(p)
20,095,315	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 4.44%, due 12/25/2044	3,744,424	(b)(p)
9,284,342	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 4.34%, due 6/25/2046	1,688,576	(b)(p)
9,547,293	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 4.34%, due 9/25/2046	1,837,255	(b)(p)
12,442,973	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 4.34%, due 9/25/2046	2,647,140	(b)(p)
	Freddie Mac Multiclass Certificates
61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	7,657,470	(n)(p)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	3,905,032	(l)(p)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,962,228	(l)(p)
	Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.19%, due 10/25/2028	545,878	(l)(p)
77,922,000	Ser. K085, Class XAM, 0.21%, due 10/25/2028	683,836	(l)(p)
	Freddie Mac Real Estate Mortgage Investment Conduits
13,443,841	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 4.47%, due 1/15/2043	2,418,137	(b)(p)
7,274,594	Ser. 4156, Class SA, (6.15% - 1M USD LIBOR), 4.47%, due 3/15/2045	1,312,220	(b)(p)
	Freddie Mac Structured Agency Credit Risk Debt Notes
19,800,000	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 4.91%, due 7/25/2029	21,020,432	(b)
19,826,000	Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 5.11%, due 10/25/2029	21,348,123	(b)
9,935,000	Ser. 2017-HQA2, Class M2, (1M USD LIBOR + 2.65%), 4.31%, due 12/25/2029	10,260,899	(b)(o)
16,454,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 4.16%, due 3/25/2030	17,045,551	(b)
2,995,945	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 4.01%, due 4/25/2030	3,067,079	(b)
5,680,000	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 3.46%, due 7/25/2030	5,717,845	(b)(o)
15,275,000	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 3.96%, due 9/25/2030	15,541,789	(b)
393,564	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.16%), 1.82%, due 10/25/2036	394,327	(b)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	OBX Trust
$7,156,564	Ser. 2019-EXP2, Class 2A1A, (1M USD LIBOR + 0.90%), 2.56%, due 6/25/2059	$7,167,900	(b)(k)
5,834,271	Ser. 2019-EXP3, Class 2A1A, (1M USD LIBOR + 0.90%), 2.56%, due 10/25/2059	5,841,959	(b)(k)
750,000	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3M USD LIBOR + 0.38%), 2.21%, due 7/15/2058	750,226	(b)(k)
		250,528,310
Commercial Mortgage-Backed 1.9%
	BX Commercial Mortgage Trust
6,144,832	Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 2.43%, due 11/15/2035	6,144,825	(b)(k)
1,561,000	Ser. 2018-IND, Class B, (1M USD LIBOR + 0.90%), 2.58%, due 11/15/2035	1,560,998	(b)(k)
	Citigroup Commercial Mortgage Trust
1,564,214	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	1,577,099
1,000,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	1,042,603	(k)
53,116,907	Ser. 2014-GC25, Class XA, 1.14%, due 10/10/2047	2,056,421	(l)(p)
30,115,609	Ser. 2015-GC27, Class XA, 1.51%, due 2/10/2048	1,638,768	(l)(p)
	Commercial Mortgage Trust
163,611	Ser. 2012-CR3, Class XA, 2.02%, due 10/15/2045	6,587	(l)(p)
6,200,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	6,245,327
31,993,481	Ser. 2014-CR16, Class XA, 1.14%, due 4/10/2047	1,122,706	(l)(p)
28,739,853	Ser. 2014-CR17, Class XA, 1.14%, due 5/10/2047	1,013,120	(l)(p)
40,863,169	Ser. 2014-UBS3, Class XA, 1.24%, due 6/10/2047	1,636,770	(l)(p)
48,248,586	Ser. 2014-UBS6, Class XA, 1.04%, due 12/10/2047	1,665,479	(l)(p)
	CSAIL Commercial Mortgage Trust
7,202,465	Ser. 2018-CX11, Class A1, 2.89%, due 4/15/2051	7,289,377
34,809,630	Ser. 2015-C2, Class XA, 0.90%, due 6/15/2057	1,143,538	(l)(p)
	FRESB Mortgage Trust
2,394,946	Ser. 2017-SB29, Class B, 3.51%, due 3/25/2037	1,977,858	(l)
6,988,533	Ser. 2017-SB38, Class B, 3.93%, due 8/25/2037	5,792,927	(k)(l)
	GS Mortgage Securities Trust
5,769,061	Ser. 2011-GC3, Class A4, 4.75%, due 3/10/2044	5,854,060	(k)
260,883	Ser. 2011-GC5, Class XA, 1.50%, due 8/10/2044	3,744	(k)(l)(p)
60,158,312	Ser. 2014-GC18, Class XA, 1.18%, due 1/10/2047	1,928,351	(l)(p)
52,203,261	Ser. 2015-GC30, Class XA, 0.94%, due 5/10/2050	1,586,133	(l)(p)
	Morgan Stanley Capital I Trust
3,069,000	Ser. 2011-C1, Class G, 4.19%, due 9/15/2047	3,095,609	(k)
490,553	Ser. 2011-C3, Class XA, 0.72%, due 7/15/2049	3,155	(k)(l)(p)
	WF-RBS Commercial Mortgage Trust
7,838,357	Ser. 2011-C2, Class XA, 0.97%, due 2/15/2044	40,576	(k)(l)(p)
213,428	Ser. 2012-C6, Class XA, 2.25%, due 4/15/2045	6,159	(k)(l)(p)
102,868,000	Ser. 2013-C14, Class XB, 0.27%, due 6/15/2046	683,424	(l)(p)
34,554,772	Ser. 2014-C21, Class XA, 1.19%, due 8/15/2047	1,310,113	(l)(p)
56,673,470	Ser. 2014-C25, Class XA, 0.96%, due 11/15/2047	1,859,360	(l)(p)
16,889,269	Ser. 2014-C22, Class XA, 0.96%, due 9/15/2057	509,255	(l)(p)
		58,794,342
Fannie Mae 0.0%(e)
	Pass-Through Certificates
5,502	5.00%, due 6/1/2040 – 7/1/2040	6,088
74,451	6.00%, due 9/1/2033 – 9/1/2040	83,515
438	6.50%, due 9/1/2032	486
376	7.50%, due 12/1/2032	430
		90,519

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Freddie Mac 0.0%(e)
$4,410	Pass-Through Certificates, 5.00%, due 12/1/2028	$4,718

Ginnie Mae 2.8%
	Pass-Through Certificates
325	6.50%, due 7/15/2032	360
677	7.00%, due 8/15/2032	808
58,275,000	3.00%, TBA, 30 Year Maturity	59,919,891	(q)
23,080,000	3.50%, TBA, 30 Year Maturity	23,808,462	(q)
		83,729,521
Uniform Mortgage-Backed Securities 11.8%
	Pass-Through Certificates
40,525,000	2.50%, TBA, 15 Year Maturity	41,245,269	(q)
22,415,000	3.00%, TBA, 15 Year Maturity	23,088,325	(q)
131,720,000	3.00%, TBA, 30 Year Maturity	134,693,990	(q)
138,335,000	3.50%, TBA, 30 Year Maturity	142,809,273	(q)
14,440,000	4.00%, TBA, 30 Year Maturity	15,082,737	(q)
		356,919,594
	Total Mortgage-Backed Securities (Cost $761,981,066)	750,067,004

Corporate Bonds 48.2%
Advertising 0.4%
	Clear Channel Worldwide Holdings, Inc.
225,000	9.25%, due 2/15/2024	244,969	(k)
2,129,000	5.13%, due 8/15/2027	2,192,870	(k)
1,085,000	Lamar Media Corp., 5.75%, due 2/1/2026	1,143,373
	Nielsen Co. Luxembourg S.a.r.l.
390,000	5.50%, due 10/1/2021	390,585	(k)
1,420,000	5.00%, due 2/1/2025	1,445,020	(k)
	Nielsen Finance LLC/Nielsen Finance Co.
640,000	4.50%, due 10/1/2020	639,944
2,590,000	5.00%, due 4/15/2022	2,602,950	(k)(o)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
590,000	5.63%, due 2/15/2024	602,184
1,416,000	5.00%, due 8/15/2027	1,483,118	(k)
		10,745,013
Aerospace & Defense 0.5%
1,225,000	BBA U.S. Holdings, Inc., 5.38%, due 5/1/2026	1,266,779	(k)
	Bombardier, Inc.
855,000	8.75%, due 12/1/2021	914,850	(k)
1,050,000	5.75%, due 3/15/2022	1,047,375	(k)
235,000	6.00%, due 10/15/2022	230,300	(k)
200,000	6.13%, due 1/15/2023	197,386	(k)
300,000	7.88%, due 4/15/2027	284,235	(k)
	TransDigm, Inc.
471,000	6.50%, due 7/15/2024	486,218
3,850,000	6.25%, due 3/15/2026	4,152,225	(k)
1,935,000	6.38%, due 6/15/2026	2,039,006
2,570,000	7.50%, due 3/15/2027	2,814,150
2,020,000	5.50%, due 11/15/2027	2,032,423	(k)
624,000	United Technologies Corp., (3M USD LIBOR + 0.65%), 2.55%, due 8/16/2021	624,119	(b)
		16,089,066

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Agriculture 0.1%
$1,190,000	BAT Capital Corp., (3M USD LIBOR + 0.59%), 2.50%, due 8/14/2020	$1,192,578	(b)
1,225,000	Darling Ingredients, Inc., 5.25%, due 4/15/2027	1,292,375	(k)
1,700,000	JBS Investments II GmbH, 5.75%, due 1/15/2028	1,794,707	(r)
		4,279,660
Airlines 0.0%(e)
650,000	Unity 1 Sukuk Ltd., 3.86%, due 11/30/2021	663,429	(r)

Auto Manufacturers 1.1%
	BMW U.S. Capital LLC
350,000	(3M USD LIBOR + 0.38%), 2.28%, due 4/6/2020	350,295	(b)(k)
750,000	(3M USD LIBOR + 0.50%), 2.40%, due 8/13/2021	753,140	(b)(k)
	Daimler Finance N.A. LLC
500,000	(3M USD LIBOR + 0.43%), 2.33%, due 2/12/2021	501,016	(b)(k)
12,500,000	(3M USD LIBOR + 0.90%), 2.81%, due 2/15/2022	12,635,887	(b)(k)(o)
4,075,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	4,471,471	(o)
12,585,000	Volkswagen Group of America Finance LLC, 2.70%, due 9/26/2022	12,797,677	(k)(o)
		31,509,486
Auto Parts & Equipment 0.0%(e)
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
290,000	6.25%, due 5/15/2026	311,055	(k)
415,000	8.50%, due 5/15/2027	446,125	(k)
		757,180
Automakers 0.0%(e)
245,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	248,062	(k)(m)

Banking 0.1%
	Ally Financial, Inc.
380,000	8.00%, due 3/15/2020	382,375
400,000	7.50%, due 9/15/2020	410,570
170,000	4.25%, due 4/15/2021	174,043
120,000	4.13%, due 2/13/2022	124,350
	CIT Group, Inc.
95,000	4.13%, due 3/9/2021	96,520
160,000	5.00%, due 8/15/2022	170,000
		1,357,858
Banks 8.4%
500,000	ABN AMRO Bank NV, (3M USD LIBOR + 0.57%), 2.49%, due 8/27/2021	502,890	(b)(k)
600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	639,000	(s)(t)
200,000	Banco Bradesco SA, 3.20%, due 1/27/2025	201,140	(k)
200,000	Banco Davivienda SA, 5.88%, due 7/9/2022	213,502	(r)
90,000	Banco de Credito del Peru, 2.70%, due 1/11/2025	90,136	(k)
200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	210,190	(r)
150,000	Banco Int'l del Peru SAA Interbank, 3.38%, due 1/18/2023	153,225	(r)
200,000	Banco Santander Chile, 2.50%, due 12/15/2020	200,000	(r)
600,000	Banco Santander SA, 7.50%, due 2/8/2024	668,033	(r)(s)(t)
211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	221,550	(k)
200,000	Bancolombia SA, 3.00%, due 1/29/2025	201,202
200,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	200,000	(r)(s)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Bank of America Corp.
$6,095,000	2.74%, due 1/23/2022	$6,145,853	(o)(s)
1,365,000	(3M USD LIBOR + 1.00%), 2.80%, due 4/24/2023	1,381,926	(b)
1,296,000	Ser. JJ, 5.13%, due 6/20/2024	1,372,347	(s)(t)
1,528,000	Ser. X, 6.25%, due 9/5/2024	1,701,810	(s)(t)
9,400,000	3.71%, due 4/24/2028	10,236,600	(o)(s)
7,380,000	3.97%, due 3/5/2029	8,222,951	(o)(s)
725,000	Bank of New York Mellon, (3M USD LIBOR + 0.28%), 2.18%, due 6/4/2021	725,719	(b)
1,233,000	Bank of New York Mellon Corp., Ser. F, 4.63%, due 9/20/2026	1,304,576	(s)(t)
	BBVA Bancomer SA
101,000	7.25%, due 4/22/2020	102,061	(r)
200,000	6.75%, due 9/30/2022	219,500	(r)
	BNP Paribas SA
1,120,000	7.38%, due 8/19/2025	1,301,328	(k)(s)(t)
8,935,000	3.05%, due 1/13/2031	9,175,120	(k)(o)(s)
870,000	Capital One N.A., (3M USD LIBOR + 1.15%), 2.92%, due 1/30/2023	880,466	(b)
	Citigroup, Inc.
7,485,000	(3M USD LIBOR + 0.96%), 2.75%, due 4/25/2022	7,600,736	(b)
418,000	(3M USD LIBOR + 0.69%), 2.48%, due 10/27/2022	422,035	(b)
1,100,000	Ser. B, 5.90%, due 2/15/2023	1,174,547	(s)(t)
1,320,000	Ser. U, 5.00%, due 9/12/2024	1,382,515	(s)(t)
865,000	Ser. V, 4.70%, due 1/30/2025	880,959	(s)(t)
12,720,000	3.89%, due 1/10/2028	13,926,696	(o)(s)
5,165,000	3.52%, due 10/27/2028	5,559,534	(o)(s)
	Citizens Financial Group, Inc.
900,000	Ser. B, 6.00%, due 7/6/2023	949,500	(s)(t)
1,203,000	Ser. C, 6.38%, due 4/6/2024	1,287,210	(s)(t)
7,250,000	Commonwealth Bank of Australia, 3.74%, due 9/12/2039	7,602,517	(k)(o)
206,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	206,091	(k)
1,040,000	Credit Suisse AG, (SOFR + 0.45%), 2.03%, due 2/4/2022	1,040,312	(b)(m)
	Credit Suisse Group AG
1,003,000	6.38%, due 8/21/2026	1,112,076	(k)(s)(t)
870,000	5.10%, due 1/24/2030	878,700	(k)(s)(t)
	DIB Sukuk Ltd.
400,000	2.92%, due 6/3/2020	400,390	(r)
200,000	3.60%, due 3/30/2021	202,181	(r)
200,000	3.63%, due 2/6/2023	205,516	(r)
200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	207,111	(r)
2,760,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	2,914,560	(r)(s)(t)
1,348,000	Fifth Third Bancorp, 5.10%, due 6/30/2023	1,395,180	(s)(t)
	Goldman Sachs Group, Inc.
15,030,000	(3M USD LIBOR + 0.75%), 2.66%, due 2/23/2023	15,185,756	(b)(o)
509,000	Ser. Q, 5.50%, due 8/10/2024	547,740	(s)(t)
736,000	Ser. R, 4.95%, due 2/10/2025	769,120	(s)(t)
1,551,000	Ser. O, 5.30%, due 11/10/2026	1,686,712	(s)(t)
8,765,000	3.69%, due 6/5/2028	9,516,946	(o)(s)
9,165,000	3.81%, due 4/23/2029	10,058,055	(o)(s)
3,550,000	4.02%, due 10/31/2038	4,021,022	(o)(s)
4,325,000	5.15%, due 5/22/2045	5,600,530	(o)
	Grupo Aval Ltd.
200,000	4.75%, due 9/26/2022	207,575	(r)
200,000	4.38%, due 2/4/2030	202,350	(k)(m)
289,000	Gulf Int'l Bank BSC, 3.50%, due 3/25/2022	292,590	(r)
	HSBC Holdings PLC
500,000	(3M USD LIBOR + 0.60%), 2.50%, due 5/18/2021	500,652	(b)
10,535,000	6.00%, due 5/22/2027	11,298,787	(o)(s)(t)
1,863,000	Huntington Bancshares, Inc., Ser. E, 5.70%, due 4/15/2023	1,954,324	(s)(t)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	ING Groep NV
$803,000	6.50%, due 4/16/2025	$884,264	(s)(t)
820,000	5.75%, due 11/16/2026	877,810	(s)(t)
200,000	Itau Unibanco Holding SA, 2.90%, due 1/24/2023	200,560	(k)
	JPMorgan Chase & Co.
1,287,000	Ser. CC, 4.63%, due 11/1/2022	1,311,479	(s)(t)
14,535,000	(3M USD LIBOR + 0.90%), 2.69%, due 4/25/2023	14,695,574	(b)(o)
1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,491,596	(s)(t)
792,000	Ser. HH, 4.60%, due 2/1/2025	808,553	(s)(t)
775,000	Lloyds Banking Group PLC, 7.50%, due 6/27/2024	868,504	(s)(t)
1,115,000	M&T Bank Corp., Ser. G, 5.00%, due 8/1/2024	1,182,881	(s)(t)
	Morgan Stanley
4,915,000	Ser. H, 5.44%, due 4/15/2020	4,939,575	(o)(s)(t)
14,930,000	(SOFR + 0.70%), 2.28%, due 1/20/2023	14,950,004	(b)
16,475,000	3.59%, due 7/22/2028	17,830,511	(o)(s)
600,000	National Australia Bank Ltd., (3M USD LIBOR + 0.35%), 2.20%, due 1/12/2021	601,730	(b)(k)
200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 11/27/2025	200,116	(k)(s)(t)
200,000	Philippine National Bank, 3.28%, due 9/27/2024	204,832	(r)
1,310,000	PNC Financial Services Group, Inc., Ser. S, 5.00%, due 11/1/2026	1,413,975	(s)(t)
200,000	QIB Sukuk Ltd., 3.25%, due 5/23/2022	202,328	(r)
200,000	QNB Finance Ltd., (3M USD LIBOR + 1.35%), 3.26%, due 5/31/2021	201,340	(b)(r)
595,000	QNB Finansbank A/S, 6.88%, due 9/7/2024	647,955	(k)
885,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 2.20%, due 1/17/2023	886,475	(b)
500,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 2.53%, due 6/1/2021	502,616	(b)
200,000	Shinhan Bank Co. Ltd., 3.88%, due 12/7/2026	205,125	(r)(s)
680,000	Toronto-Dominion Bank, (SOFR + 0.48%), 2.06%, due 1/27/2023	680,600	(b)
200,000	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/2020	202,879	(r)
	Truist Financial Corp.
1,963,000	Ser. N, 4.80%, due 9/1/2024	2,024,187	(s)(t)
1,238,000	Ser. L, 5.05%, due 12/15/2024	1,275,140	(s)(t)
200,000	Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/27/2021	205,598	(r)
1,015,000	U.S. Bank NA/Cincinnati OH, (3M USD LIBOR + 0.40%), 2.29%, due 12/9/2022	1,018,197	(b)
1,166,000	UBS Group AG, 6.88%, due 8/7/2025	1,307,668	(r)(s)(t)
589,000	UniCredit SpA, 8.00%, due 6/3/2024	653,054	(r)(s)(t)
200,000	United Bank for Africa PLC, 7.75%, due 6/8/2022	213,251	(r)
	Wells Fargo & Co.
13,560,000	(3M USD LIBOR + 1.11%), 2.91%, due 1/24/2023	13,768,274	(b)(o)
1,257,000	Ser. S, 5.90%, due 6/15/2024	1,366,246	(s)(t)
1,039,000	Ser. U, 5.88%, due 6/15/2025	1,173,665	(s)(t)
6,905,000	2.41%, due 10/30/2025	7,020,412	(s)
440,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 2.23%, due 1/13/2023	440,697	(b)
		253,919,321
Beverages 1.0%
605,000	Anheuser-Busch InBev Finance, Inc., (3M USD LIBOR + 1.26%), 3.02%, due 2/1/2021	611,509	(b)
	Anheuser-Busch InBev Worldwide, Inc.
6,175,000	4.60%, due 4/15/2048	7,459,712	(o)
9,870,000	4.75%, due 4/15/2058	12,204,033	(o)
7,315,000	5.80%, due 1/23/2059	10,543,279	(o)
475,000	Diageo Capital PLC, (3M USD LIBOR + 0.24%), 2.14%, due 5/18/2020	475,362	(b)
		31,293,895

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Brokerage 0.1%
	LPL Holdings, Inc.
$3,410,000	5.75%, due 9/15/2025	$3,554,925	(k)(o)
600,000	4.63%, due 11/15/2027	610,500	(k)
		4,165,425
Building & Construction 0.4%
	Lennar Corp.
415,000	4.75%, due 4/1/2021	424,856
45,000	4.13%, due 1/15/2022	46,181
760,000	Meritage Homes Corp., 7.00%, due 4/1/2022	828,400
	Shea Homes L.P./Shea Homes Funding Corp.
524,000	5.88%, due 4/1/2023	533,170	(k)
1,250,000	6.13%, due 4/1/2025	1,287,500	(k)
	Taylor Morrison Communities, Inc.
1,410,000	5.88%, due 6/15/2027	1,568,625	(k)
2,085,000	5.75%, due 1/15/2028	2,283,075	(k)
	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
235,000	5.88%, due 4/15/2023	253,213	(k)
1,240,000	5.63%, due 3/1/2024	1,339,200	(k)
	Toll Brothers Finance Corp.
390,000	5.88%, due 2/15/2022	413,888
1,115,000	4.35%, due 2/15/2028	1,173,537
835,000	TRI Pointe Group, Inc., 4.88%, due 7/1/2021	860,050
		11,011,695
Building Materials 0.5%
3,260,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	3,242,722	(k)
975,000	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	1,001,686	(k)
	Jeld-Wen, Inc.
1,660,000	4.63%, due 12/15/2025	1,693,200	(k)
2,825,000	4.88%, due 12/15/2027	2,923,875	(k)
	Masonite Int'l Corp.
2,845,000	5.75%, due 9/15/2026	3,015,700	(k)
1,500,000	5.38%, due 2/1/2028	1,578,825	(k)
200,000	Votorantim Cimentos Int'l SA, 7.25%, due 4/5/2041	260,252	(r)
		13,716,260
Cable & Satellite Television 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
850,000	5.25%, due 9/30/2022	858,661	(o)
1,215,000	5.13%, due 2/15/2023	1,227,150	(o)
525,000	4.00%, due 3/1/2023	532,875	(k)
595,000	5.13%, due 5/1/2023	604,419	(k)(o)
27,000	5.75%, due 1/15/2024	27,574
705,000	5.88%, due 4/1/2024	727,616	(k)
2,365,000	5.75%, due 2/15/2026	2,481,689	(k)(o)
3,210,000	5.00%, due 2/1/2028	3,362,122	(k)(o)
265,000	4.75%, due 3/1/2030	272,453	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	CSC Holdings LLC
$670,000	6.75%, due 11/15/2021	$721,087
980,000	5.38%, due 7/15/2023	1,000,874	(k)(o)
255,000	5.25%, due 6/1/2024	275,400
770,000	7.75%, due 7/15/2025	811,403	(k)
365,000	6.63%, due 10/15/2025	385,349	(k)
1,051,000	10.88%, due 10/15/2025	1,164,193	(k)(o)
1,095,000	5.50%, due 5/15/2026	1,147,237	(k)
470,000	5.50%, due 4/15/2027	498,787	(k)
870,000	7.50%, due 4/1/2028	989,799	(k)
515,000	6.50%, due 2/1/2029	575,512	(k)
2,550,000	5.75%, due 1/15/2030	2,741,301	(k)
	DISH DBS Corp.
870,000	6.75%, due 6/1/2021	913,500	(o)
660,000	5.88%, due 7/15/2022	693,000
130,000	5.00%, due 3/15/2023	131,953
1,045,000	5.88%, due 11/15/2024	1,057,467	(o)
	Radiate Holdco LLC/Radiate Finance, Inc.
303,000	6.88%, due 2/15/2023	308,430	(k)
995,000	6.63%, due 2/15/2025	1,004,950	(k)
1,000,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/2028	1,060,546	(k)
205,000	Virgin Media Finance PLC, 6.00%, due 10/15/2024	211,171	(k)
		25,786,518
Chemicals 0.4%
36,000	Ashland LLC, 4.75%, due 8/15/2022	37,710
200,000	Bluestar Finance Holdings Ltd., 3.50%, due 9/30/2021	203,083	(r)
	CF Industries, Inc.
210,000	3.45%, due 6/1/2023	215,775
1,820,000	5.38%, due 3/15/2044	2,047,136
400,000	CNAC HK Finbridge Co. Ltd., 3.38%, due 6/19/2024	409,875	(r)
1,036,000	INEOS Group Holdings SA, 5.63%, due 8/1/2024	1,061,900	(k)
311,000	Mexichem SAB de CV, 4.88%, due 9/19/2022	329,663	(r)
410,000	NOVA Chemicals Corp., 5.25%, due 8/1/2023	415,125	(k)(o)
1,760,000	Platform Specialty Products Corp., 5.88%, due 12/1/2025	1,819,171	(k)
610,000	PQ Corp., 6.75%, due 11/15/2022	625,250	(k)
200,000	SASOL Financing USA LLC, 5.88%, due 3/27/2024	215,458
2,490,000	Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, due 10/1/2026	2,583,375	(k)
400,000	Tronox Finance PLC, 5.75%, due 10/1/2025	395,000	(k)
1,660,000	Tronox, Inc., 6.50%, due 4/15/2026	1,651,700	(k)
1,060,000	WR Grace & Co-Conn, 5.13%, due 10/1/2021	1,100,757	(k)
		13,110,978
Commercial Services 0.1%
200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	208,011	(r)
1,240,000	Gartner, Inc., 5.13%, due 4/1/2025	1,289,079	(k)
1,115,000	United Rentals N.A., Inc., 5.25%, due 1/15/2030	1,196,953
		2,694,043
Computers 1.6%
8,220,000	Apple, Inc., 4.65%, due 2/23/2046	10,711,569	(o)
13,970,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	15,306,016	(k)(o)
4,375,000	HP Enterprise Co., 3.60%, due 10/15/2020	4,423,010	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	IBM Corp.
$970,000	(3M USD LIBOR + 0.40%), 2.30%, due 5/13/2021	$974,935	(b)
4,270,000	4.15%, due 5/15/2039	5,033,469	(o)
10,030,000	4.25%, due 5/15/2049	12,075,603	(o)
		48,524,602
Consumer - Commercial Lease Financing 0.2%
777,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	864,412	(k)(s)
110,000	Avolon Holdings Funding Ltd., 5.13%, due 10/1/2023	119,688	(k)
1,255,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	1,283,928	(k)(u)
295,000	Navient Corp., 6.50%, due 6/15/2022	313,437
	Park Aerospace Holdings Ltd.
140,000	4.50%, due 3/15/2023	148,449	(k)
560,000	5.50%, due 2/15/2024	620,211	(k)(o)
340,000	SLM Corp., 7.25%, due 1/25/2022	364,650
880,000	Springleaf Finance Corp., 7.75%, due 10/1/2021	947,118	(o)
		4,661,893
Distribution - Wholesale 0.0%(e)
1,075,000	HD Supply, Inc., 5.38%, due 10/15/2026	1,139,500	(k)

Diversified Capital Goods 0.2%
480,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	486,000	(k)
	Anixter, Inc.
220,000	5.13%, due 10/1/2021	229,075
175,000	5.50%, due 3/1/2023	185,500
	EnerSys
385,000	5.00%, due 4/30/2023	405,213	(k)
1,555,000	4.38%, due 12/15/2027	1,551,112	(k)
2,870,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	2,819,631	(k)
	SPX FLOW, Inc.
270,000	5.63%, due 8/15/2024	280,800	(k)
1,215,000	5.88%, due 8/15/2026	1,284,863	(k)
		7,242,194
Diversified Financial Services 1.9%
10,915,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	11,965,971	(o)
9,545,000	Air Lease Corp., 2.30%, due 2/1/2025	9,553,968	(o)
	American Express Co.
410,000	(3M USD LIBOR + 0.53%), 2.43%, due 5/17/2021	411,778	(b)
876,000	(3M USD LIBOR + 0.65%), 2.57%, due 2/27/2023	882,532	(b)
200,000	Banco BTG Pactual SA, 4.50%, due 1/10/2025	205,500	(k)
	Capital One Financial Corp.
535,000	(3M USD LIBOR + 0.76%), 2.66%, due 5/12/2020	535,706	(b)
6,900,000	(3M USD LIBOR + 0.95%), 2.84%, due 3/9/2022	6,979,592	(b)
200,000	CCBL Cayman Corp. Ltd., 3.25%, due 7/28/2020	200,717	(r)
200,000	CDBL Funding 2, 2.63%, due 8/1/2020	200,068	(r)
219,000	CSN Islands XI Corp., 6.75%, due 1/28/2028	217,029	(k)
2,081,000	Discover Financial Services, Ser. C, 5.50%, due 10/30/2027	2,208,461	(s)(t)
3,073,000	GTLK Europe Capital DAC, 4.95%, due 2/18/2026	3,207,779	(r)
200,000	GTLK Europe DAC, 5.95%, due 7/19/2021	208,617	(r)
200,000	Haitong Int'l Securities Group Ltd., 3.13%, due 5/18/2025	203,668	(r)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Huarong Finance 2017 Co. Ltd.
$200,000	(3M USD LIBOR + 1.65%), 3.42%, due 4/27/2020	$200,271	(b)(r)
267,000	4.50%, due 1/24/2022	272,705	(r)(s)(t)
267,000	(3M USD LIBOR + 1.85%), 3.62%, due 4/27/2022	270,688	(b)(r)
420,000	4.00%, due 11/7/2022	425,813	(r)(s)(t)
	ICBCIL Finance Co. Ltd.
355,000	3.20%, due 11/10/2020	356,661	(r)
200,000	2.50%, due 9/29/2021	199,876	(r)
200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	200,281	(k)
200,000	Rural Electrification Corp. Ltd., 3.07%, due 12/18/2020	200,993	(r)
16,620,000	Synchrony Financial, 2.85%, due 7/25/2022	16,944,183	(o)
		56,052,857
Electric 1.3%
1,500,000	1MDB Energy Ltd., 5.99%, due 5/11/2022	1,577,360	(r)
1,475,000	Dominion Energy, Inc., Ser. B, 4.65%, due 12/15/2024	1,530,121	(s)(t)
	DTE Energy Co.
6,920,000	2.25%, due 11/1/2022	6,973,232
11,950,000	Ser. C, 3.40%, due 6/15/2029	12,668,232	(o)
325,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 2.17%, due 11/26/2021	325,670	(b)
405,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	474,360	(k)
	Eskom Holdings SOC Ltd.
200,000	5.75%, due 1/26/2021	200,242	(r)
650,000	6.75%, due 8/6/2023	657,275	(r)
10,905,000	Evergy, Inc., 2.90%, due 9/15/2029	11,191,641	(o)
1,200,000	Florida Power & Light Co., (3M USD LIBOR + 0.40%), 2.31%, due 5/6/2022	1,200,079	(b)
178,000	Genneia SA, 8.75%, due 1/20/2022	149,520	(r)
605,000	NRG Energy, Inc., 5.25%, due 6/15/2029	651,978	(k)
300,000	Pampa Energia SA, 7.38%, due 7/21/2023	278,250	(r)
360,000	Perusahaan Listrik Negara PT, 5.25%, due 5/15/2047	408,150	(r)
		38,286,110
Electric - Generation 0.5%
	Calpine Corp.
300,000	5.50%, due 2/1/2024	303,900
1,875,000	5.75%, due 1/15/2025	1,927,537
245,000	5.25%, due 6/1/2026	252,987	(k)
1,630,000	4.50%, due 2/15/2028	1,621,850	(k)
990,000	5.13%, due 3/15/2028	985,050	(k)
1,355,000	Dynegy, Inc., 5.88%, due 6/1/2023	1,378,740	(o)
775,000	NextEra Energy Operating Partners L.P., 4.25%, due 7/15/2024	808,108	(k)
	NRG Energy, Inc.
1,145,000	7.25%, due 5/15/2026	1,239,485	(o)
1,535,000	6.63%, due 1/15/2027	1,650,125	(o)
	Vistra Operations Co. LLC
890,000	5.50%, due 9/1/2026	925,600	(k)
1,095,000	5.63%, due 2/15/2027	1,138,800	(k)
1,315,000	5.00%, due 7/31/2027	1,349,585	(k)
		13,581,767

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Electric - Integrated 0.1%
	Talen Energy Supply LLC
$525,000	6.50%, due 6/1/2025	$409,500
1,120,000	10.50%, due 1/15/2026	993,417	(k)
960,000	7.25%, due 5/15/2027	984,000	(k)
275,000	6.63%, due 1/15/2028	275,000	(k)
		2,661,917
Electronics 0.1%
1,880,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	2,042,150	(k)
450,000	Honeywell Int'l, Inc., (3M USD LIBOR + 0.37%), 2.27%, due 8/8/2022	452,321	(b)
	Sensata Technologies BV
25,000	4.88%, due 10/15/2023	26,625	(k)
230,000	5.63%, due 11/1/2024	254,150	(k)
1,200,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	1,260,180	(k)
		4,035,426
Energy - Alternate Sources 0.1%
311,000	Azure Power Energy Ltd., 5.50%, due 11/3/2022	318,839	(r)
200,000	Greenko Dutch BV, 4.88%, due 7/24/2022	201,220	(r)
1,245,000	Greenko Mauritius Ltd., 6.25%, due 2/21/2023	1,284,169	(k)
274,000	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	164,400	(k)
		1,968,628
Energy - Exploration & Production 0.7%
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
992,000	10.00%, due 4/1/2022	972,160	(k)(o)
1,240,000	7.00%, due 11/1/2026	880,400	(k)(o)
1,100,000	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	720,500	(k)
1,145,000	Centennial Resource Production LLC, 6.88%, due 4/1/2027	1,132,834	(k)
77,000	Chesapeake Energy Corp., 11.50%, due 1/1/2025	61,962	(k)
3,550,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	3,581,488	(k)
	Extraction Oil & Gas, Inc.
90,000	7.38%, due 5/15/2024	44,550	(k)
1,220,000	5.63%, due 2/1/2026	597,800	(k)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
260,000	5.00%, due 12/1/2024	236,600	(k)
490,000	5.75%, due 10/1/2025	443,043	(k)
470,000	6.25%, due 11/1/2028	418,300	(k)
2,855,000	Matador Resources Co., 5.88%, due 9/15/2026	2,794,474
331,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, due 6/1/2024	342,585	(k)
	PDC Energy, Inc.
245,000	6.13%, due 9/15/2024	245,613
2,280,000	5.75%, due 5/15/2026	2,200,770
	Range Resources Corp.
68,000	5.88%, due 7/1/2022	64,600
90,000	5.00%, due 8/15/2022	85,068
990,000	5.00%, due 3/15/2023	851,400
1,165,000	4.88%, due 5/15/2025	905,788
660,000	9.25%, due 2/1/2026	582,245	(k)
565,000	SM Energy Co., 6.63%, due 1/15/2027	511,325
	WPX Energy, Inc.
130,000	8.25%, due 8/1/2023	149,988
885,000	5.25%, due 9/15/2024	927,038
1,975,000	5.75%, due 6/1/2026	2,068,812
		20,819,343
Engineering & Construction 0.1%
289,000	Aeropuerto Int'l de Tocumen SA, 6.00%, due 11/18/2048	365,045	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	China Minmetals Corp.
$200,000	4.45%, due 5/13/2021	$203,103	(r)(s)(t)
1,370,000	3.75%, due 11/13/2022	1,384,414	(r)(s)(t)
200,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	216,000	(k)
		2,168,562
Food 1.0%
11,320,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	12,674,098	(k)(o)
	Kraft Heinz Foods Co.
12,555,000	3.75%, due 4/1/2030	13,302,316	(k)(o)
735,000	5.20%, due 7/15/2045	834,232
1,875,000	4.88%, due 10/1/2049	2,060,201	(k)
2,070,000	Kroger Co., 5.40%, due 1/15/2049	2,582,366	(o)
		31,453,213
Food & Drug Retailers 0.0%(e)
720,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, due 2/15/2023	732,730	(k)(m)

Food - Wholesale 0.2%
1,195,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,257,738	(k)
	Post Holdings, Inc.
1,185,000	5.50%, due 3/1/2025	1,227,459	(k)
565,000	5.75%, due 3/1/2027	596,075	(k)
3,115,000	5.63%, due 1/15/2028	3,294,112	(k)
		6,375,384
Forest Products & Paper 0.0%(e)
213,000	Suzano Austria GmbH, 5.00%, due 1/15/2030	224,885

Forestry & Paper 0.0%(e)
1,135,000	Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, due 1/15/2026	1,210,784	(k)

Gaming 0.6%
	Boyd Gaming Corp.
2,475,000	6.38%, due 4/1/2026	2,631,544	(o)
950,000	4.75%, due 12/1/2027	971,375	(k)
2,745,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	2,895,975	(k)
105,000	Eldorado Resorts, Inc., 6.00%, due 4/1/2025	109,875
70,000	Everi Payments, Inc., 7.50%, due 12/15/2025	74,725	(k)
370,000	Int'l Game Technology PLC, 6.25%, due 2/15/2022	387,575	(k)
	MGM Resorts Int'l
365,000	7.75%, due 3/15/2022	404,252
435,000	6.00%, due 3/15/2023	477,282
	Scientific Games Int'l, Inc.
290,000	5.00%, due 10/15/2025	298,253	(k)
1,345,000	7.00%, due 5/15/2028	1,418,134	(k)
1,685,000	7.25%, due 11/15/2029	1,807,163	(k)
1,135,000	Station Casinos LLC, 5.00%, due 10/1/2025	1,161,616	(k)
265,000	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	286,147
280,000	VICI Properties L.P./VICI Note Co., Inc., 3.50%, due 2/15/2025	284,900	(k)(m)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
715,000	4.25%, due 5/30/2023	737,358	(k)
3,160,000	5.50%, due 3/1/2025	3,294,300	(k)
		17,240,474
Gas 0.0%(e)
200,000	Binhai Investment Co. Ltd., 4.45%, due 11/30/2020	188,097	(r)
1,000,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 2.49%, due 6/15/2021	1,005,143	(b)
		1,193,240

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Gas Distribution 0.8%
$1,730,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	$1,531,915	(o)
	Buckeye Partners L.P.
100,000	4.15%, due 7/1/2023	101,116
1,255,000	4.35%, due 10/15/2024	1,266,618
1,585,000	3.95%, due 12/1/2026	1,572,745
955,000	4.13%, due 12/1/2027	942,588
500,000	5.85%, due 11/15/2043	465,472
100,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 6/30/2024	115,801
3,030,000	Cheniere Energy Partners L.P., 5.25%, due 10/1/2025	3,120,900	(o)
	DCP Midstream LLC
390,000	5.35%, due 3/15/2020	391,219	(k)
495,000	4.75%, due 9/30/2021	506,756	(k)
1,530,000	5.85%, due 5/21/2043	1,434,375	(k)(s)
	DCP Midstream Operating L.P.
180,000	4.95%, due 4/1/2022	185,850
175,000	3.88%, due 3/15/2023	178,500
255,000	5.38%, due 7/15/2025	278,299
1,415,000	5.60%, due 4/1/2044	1,376,087
	Genesis Energy L.P./Genesis Energy Finance Corp.
490,000	6.00%, due 5/15/2023	492,303
705,000	6.50%, due 10/1/2025	690,900
520,000	6.25%, due 5/15/2026	496,538
	Global Partners L.P./GLP Finance Corp.
325,000	7.00%, due 6/15/2023	333,125
480,000	7.00%, due 8/1/2027	514,800	(k)
	NuStar Logistics L.P.
845,000	6.75%, due 2/1/2021	869,674
200,000	4.75%, due 2/1/2022	205,500
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
615,000	5.50%, due 8/15/2022	540,816
1,275,000	5.75%, due 4/15/2025	980,692	(o)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
595,000	5.50%, due 9/15/2024	600,962	(k)
615,000	5.50%, due 1/15/2028	615,000	(k)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
575,000	5.25%, due 5/1/2023	580,031
1,200,000	4.25%, due 11/15/2023	1,209,996
735,000	6.75%, due 3/15/2024	758,829	(o)
680,000	5.13%, due 2/1/2025	700,400
334,000	5.38%, due 2/1/2027	346,525
825,000	6.50%, due 7/15/2027	899,250
185,000	5.00%, due 1/15/2028	188,238
790,000	5.50%, due 3/1/2030	814,766	(k)
		25,306,586
Health Facilities 0.5%
	Acadia Healthcare Co., Inc.
345,000	5.13%, due 7/1/2022	345,431
450,000	5.63%, due 2/15/2023	455,998
235,000	6.50%, due 3/1/2024	241,977
	CHS/Community Health Systems, Inc.
350,000	8.13%, due 6/30/2024	314,472	(k)
705,000	6.63%, due 2/15/2025	712,177	(k)(m)
705,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	857,245	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	HCA, Inc.
$320,000	7.50%, due 2/15/2022	$351,261
270,000	5.88%, due 5/1/2023	296,887
1,145,000	5.38%, due 9/1/2026	1,288,182	(o)
1,140,000	5.63%, due 9/1/2028	1,318,182	(o)
1,565,000	5.88%, due 2/1/2029	1,846,856
480,000	MEDNAX, Inc., 5.25%, due 12/1/2023	489,600	(k)
875,000	Select Medical Corp., 6.25%, due 8/15/2026	943,976	(k)
	Tenet Healthcare Corp.
3,165,000	8.13%, due 4/1/2022	3,457,889
405,000	6.75%, due 6/15/2023	440,437
245,000	4.63%, due 9/1/2024	252,350	(k)
385,000	5.13%, due 5/1/2025	391,738
540,000	THC Escrow Corp., 7.00%, due 8/1/2025	559,348
195,000	Universal Health Services, Inc., 4.75%, due 8/1/2022	196,344	(k)
		14,760,350
Health Services 0.2%
1,215,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	732,645	(k)
325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/2023	333,937	(k)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
596,000	6.63%, due 5/15/2022	593,765	(k)
985,000	7.25%, due 2/1/2028	1,002,366	(k)
530,000	Vizient, Inc., 6.25%, due 5/15/2027	571,290	(k)
2,090,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	2,058,650	(k)
		5,292,653
Healthcare - Services 0.8%
605,000	Centene Corp., 5.38%, due 8/15/2026	642,056	(k)
	HCA, Inc.
6,715,000	4.13%, due 6/15/2029	7,272,856
9,815,000	5.25%, due 6/15/2049	11,390,447	(o)
	UnitedHealth Group, Inc.
1,000,000	(3M USD LIBOR + 0.26%), 2.15%, due 6/15/2021	1,002,030	(b)
3,185,000	3.88%, due 8/15/2059	3,538,810
		23,846,199
Hotels 0.0%(e)
1,230,000	Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/2026	1,288,056

Housewares 0.1%
3,000,000	SISECAM, 6.95%, due 3/14/2026	3,291,486	(k)

Insurance 0.4%
7,915,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	9,107,692	(o)
615,000	Marsh & McLennan Cos., Inc., (3M USD LIBOR + 1.20%), 3.16%, due 12/29/2021	615,556	(b)
500,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 2.29%, due 7/12/2022	502,641	(b)(k)
1,150,000	Prudential Financial, Inc., 5.38%, due 5/15/2045	1,250,050	(s)
		11,475,939
Insurance Brokerage 0.3%
1,345,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	1,415,613	(k)
465,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	507,620	(k)
1,865,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	1,897,637	(k)
1,775,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,881,500	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$4,315,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	$4,444,234	(k)
		10,146,604
Internet 0.0%(e)
1,245,000	Symantec Corp., 5.00%, due 4/15/2025	1,271,460	(k)

Investment Companies 0.0%(e)
200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	201,840	(r)
200,000	MDGH - GMTN BV, 3.70%, due 11/7/2049	208,904	(k)
		410,744
Iron - Steel 0.1%
	CSN Resources SA
347,000	7.63%, due 2/13/2023	367,126	(k)
200,000	7.63%, due 2/13/2023	211,600	(r)
2,705,000	7.63%, due 4/17/2026	2,841,116	(k)
200,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	216,500	(r)
		3,636,342
Lodging 0.1%
965,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	977,680	(k)
1,000,000	Studio City Finance Ltd., 7.25%, due 2/11/2024	1,035,830	(k)
		2,013,510
Machinery 0.3%
1,215,000	CFX Escrow Corp., 6.00%, due 2/15/2024	1,279,176	(k)
830,000	Granite U.S. Holdings Acquisition Co., 11.00%, due 10/1/2027	869,425	(k)
1,500,000	Harsco Corp., 5.75%, due 7/31/2027	1,533,750	(k)
120,000	Oshkosh Corp., 5.38%, due 3/1/2025	122,509
530,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	541,845	(k)
4,415,000	Terex Corp., 5.63%, due 2/1/2025	4,547,450	(k)
		8,894,155
Machinery - Construction & Mining 0.0%(e)
1,250,000	Caterpillar Financial Services Corp., (3M USD LIBOR + 0.28%), 2.17%, due 9/7/2021	1,253,086	(b)

Machinery-Diversified 0.0%(e)
715,000	John Deere Capital Corp., (3M USD LIBOR + 0.40%), 2.29%, due 6/7/2021	717,556	(b)

Managed Care 0.2%
	Centene Corp.
420,000	4.75%, due 1/15/2025	433,999	(k)
715,000	5.25%, due 4/1/2025	740,919	(k)
310,000	5.38%, due 6/1/2026	329,762	(k)
3,595,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	3,482,189	(k)
460,000	Polaris Intermediate Corp., 8.50% Cash/9.25% PIK, due 12/1/2022	429,180	(k)(u)
		5,416,049
Media 1.2%
	Comcast Corp.
5,265,000	4.00%, due 8/15/2047	6,077,347	(o)
10,135,000	4.95%, due 10/15/2058	13,780,885	(o)
10,870,000	Fox Corp., 5.58%, due 1/25/2049	14,317,445	(k)(o)
1,300,000	NBCUniversal Enterprise, Inc., (3M USD LIBOR + 0.40%), 2.31%, due 4/1/2021	1,305,352	(b)(k)
410,000	Sirius XM Radio, Inc., 5.38%, due 4/15/2025	422,853	(k)
		35,903,882
Media Content 1.0%
1,655,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	1,739,819	(k)
142,000	Gannett Co., Inc., 5.13%, due 7/15/2020	142,071

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Gray Television, Inc.
$895,000	5.13%, due 10/15/2024	$924,088	(k)
1,060,000	7.00%, due 5/15/2027	1,154,128	(k)
	iHeartCommunications, Inc.
1,375,000	6.38%, due 5/1/2026	1,485,000
1,850,000	8.38%, due 5/1/2027	2,011,856
1,540,000	5.25%, due 8/15/2027	1,605,450	(k)
	Netflix, Inc.
810,000	5.38%, due 2/1/2021	831,263
35,000	5.50%, due 2/15/2022	36,972
470,000	5.75%, due 3/1/2024	520,525
975,000	4.88%, due 4/15/2028	1,043,250
1,135,000	5.88%, due 11/15/2028	1,278,180
1,955,000	6.38%, due 5/15/2029	2,277,575
2,375,000	5.38%, due 11/15/2029	2,585,045	(k)
470,000	4.88%, due 6/15/2030	490,269	(k)
225,000	Nexstar Broadcasting, Inc., 5.63%, due 8/1/2024	234,000	(k)
1,105,000	Nexstar Escrow, Inc., 5.63%, due 7/15/2027	1,164,449	(k)
	Sinclair Television Group, Inc.
205,000	5.63%, due 8/1/2024	210,894	(k)
1,145,000	5.13%, due 2/15/2027	1,172,194	(k)
	Sirius XM Radio, Inc.
1,105,000	3.88%, due 8/1/2022	1,119,033	(k)
275,000	4.63%, due 5/15/2023	277,406	(k)
1,360,000	4.63%, due 7/15/2024	1,410,150	(k)
1,725,000	5.38%, due 7/15/2026	1,819,495	(k)
1,325,000	5.00%, due 8/1/2027	1,391,250	(k)
3,620,000	5.50%, due 7/1/2029	3,895,663	(k)
390,000	WMG Acquisition Corp., 5.00%, due 8/1/2023	397,800	(k)
		31,217,825
Medical Products 0.1%
	Avantor, Inc.
860,000	6.00%, due 10/1/2024	913,750	(k)
2,280,000	9.00%, due 10/1/2025	2,519,856	(k)
		3,433,606
Metal Fabricate - Hardware 0.0%(e)
1,245,000	Elementia SAB de CV, 5.50%, due 1/15/2025	1,262,131	(k)

Metals - Mining Excluding Steel 0.5%
	Arconic, Inc.
60,000	6.15%, due 8/15/2020	61,097
140,000	5.40%, due 4/15/2021	144,032
120,000	5.87%, due 2/23/2022	127,951
250,000	Cleveland-Cliffs, Inc., 4.88%, due 1/15/2024	251,043	(k)
411,000	Constellium NV, 5.75%, due 5/15/2024	421,275	(k)
835,000	First Quantum Minerals Ltd., 7.25%, due 4/1/2023	827,172	(k)
	FMG Resources (August 2006) Pty Ltd.
525,000	4.75%, due 5/15/2022	539,768	(k)
45,000	5.13%, due 3/15/2023	47,138	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Freeport-McMoRan, Inc.
$4,040,000	3.55%, due 3/1/2022	$4,085,450	(o)
245,000	4.55%, due 11/14/2024	258,475
550,000	5.00%, due 9/1/2027	569,938
1,155,000	5.25%, due 9/1/2029	1,224,300
55,000	5.40%, due 11/14/2034	56,513
485,000	5.45%, due 3/15/2043	494,700	(o)
	Hudbay Minerals, Inc.
665,000	7.25%, due 1/15/2023	676,637	(k)
1,699,000	7.63%, due 1/15/2025	1,728,732	(k)
	Novelis Corp.
1,045,000	5.88%, due 9/30/2026	1,107,700	(k)
1,830,000	4.75%, due 1/30/2030	1,833,431	(k)
		14,455,352
Mining 0.1%
	Codelco, Inc.
238,000	3.00%, due 9/30/2029	241,219	(k)
260,000	3.15%, due 1/14/2030	264,378	(k)
1,235,000	FMG Resources (August 2006) Pty Ltd., 5.13%, due 5/15/2024	1,307,556	(k)
200,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	207,660	(k)
200,000	Minsur SA, 6.25%, due 2/7/2024	219,500	(r)
	Vedanta Resources PLC
400,000	8.25%, due 6/7/2021	413,000	(r)
300,000	6.38%, due 7/30/2022	290,813	(r)
550,000	VM Holding SA, 5.38%, due 5/4/2027	591,943	(r)
200,000	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	208,000	(r)
		3,744,069
Miscellaneous Manufacturer 0.4%
8,610,000	General Electric Capital Corp., 5.88%, due 1/14/2038	11,077,474	(o)

Multi-National 0.0%(e)
200,000	African Export-Import Bank, 3.99%, due 9/21/2029	208,594	(k)
200,000	Banque Ouest Africaine de Developpement, 4.70%, due 10/22/2031	209,524	(k)
		418,118
Oil & Gas 2.1%
300,000	BP Capital Markets PLC, (3M USD LIBOR + 0.25%), 2.16%, due 11/24/2020	300,555	(b)
2,530,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	3,070,884	(o)
6,310,000	Concho Resources, Inc., 4.88%, due 10/1/2047	7,317,378	(o)
89,000	Ecopetrol SA, 5.88%, due 9/18/2023	99,280
	Gazprom OAO Via Gaz Capital SA
200,000	4.95%, due 7/19/2022	211,726	(r)
1,781,000	5.15%, due 2/11/2026	1,995,104	(k)
	KazMunayGas National Co. JSC
508,000	5.38%, due 4/24/2030	603,148	(k)
1,089,000	6.38%, due 10/24/2048	1,453,536	(k)(o)
1,350,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	1,395,825	(k)
	Occidental Petroleum Corp.
770,000	(3M USD LIBOR + 1.25%), 3.15%, due 8/13/2021	774,203	(b)
7,350,000	(3M USD LIBOR + 1.45%), 3.36%, due 8/15/2022	7,391,099	(b)
9,930,000	3.20%, due 8/15/2026	10,247,807	(o)
9,950,000	3.50%, due 8/15/2029	10,273,537	(o)
3,795,000	4.30%, due 8/15/2039	3,947,562
1,260,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, due 8/15/2025	1,291,500	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Pertamina Persero PT
$211,000	3.65%, due 7/30/2029	$219,968	(k)
200,000	6.45%, due 5/30/2044	258,436	(r)
3,015,000	Petrobras Global Finance BV, 6.90%, due 3/19/2049	3,679,355
	Petroleos Mexicanos
83,000	6.84%, due 1/23/2030	89,931	(k)
127,000	5.95%, due 1/28/2031	127,857	(k)
1,231,000	7.69%, due 1/23/2050	1,354,703	(k)
2,850,000	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	2,893,784	(k)
1,033,000	Saudi Arabian Oil Co., 4.25%, due 4/16/2039	1,144,703	(k)
456,000	Sinopec Group Overseas Development 2018 Ltd., 2.50%, due 8/8/2024	460,758	(k)
1,950,000	State Oil Co. of the Azerbaijan Republic, 6.95%, due 3/18/2030	2,411,571	(r)
244,000	Tecpetrol SA, 4.88%, due 12/12/2022	238,513	(r)
178,000	YPF SA, 8.50%, due 3/23/2021	176,434	(r)
		63,429,157
Oil Field Equipment & Services 0.2%
620,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	637,825	(k)
330,000	Exterran Partners L.P., 6.00%, due 10/1/2022	330,412
	Nabors Industries Ltd.
750,000	7.25%, due 1/15/2026	750,937	(k)
330,000	7.50%, due 1/15/2028	326,700	(k)
	Precision Drilling Corp.
1,221,000	7.75%, due 12/15/2023	1,201,672
340,000	5.25%, due 11/15/2024	303,593	(o)
285,000	7.13%, due 1/15/2026	270,750	(k)
724,500	Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	767,970	(k)
209,150	Transocean Pontus Ltd., 6.13%, due 8/1/2025	215,425	(k)
206,500	Transocean Proteus Ltd., 6.25%, due 12/1/2024	212,179	(k)
465,000	Transocean, Inc., 8.00%, due 2/1/2027	432,822	(k)
		5,450,285
Packaging 0.5%
1,200,000	ARD Finance SA, 6.50% Cash/7.25% PIK, due 6/30/2027	1,237,500	(k)(u)
1,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, due 2/15/2025	1,149,500	(k)(o)
1,135,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	1,204,519	(k)
465,000	Berry Global, Inc., 4.50%, due 2/15/2026	471,394	(k)
	Berry Plastics Corp.
630,000	5.50%, due 5/15/2022	634,725
50,000	6.00%, due 10/15/2022	50,875
1,270,000	5.13%, due 7/15/2023	1,292,250	(o)
	BWAY Holding Co.
1,800,000	5.50%, due 4/15/2024	1,854,846	(k)(o)
850,000	7.25%, due 4/15/2025	845,750	(k)
420,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/2023	441,602
	Graphic Packaging Int'l, Inc.
325,000	4.75%, due 4/15/2021	331,919
352,000	4.88%, due 11/15/2022	369,600
285,000	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/2022	294,975	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Reynolds Group Issuer, Inc.
$1,875,223	5.75%, due 10/15/2020	$1,879,536	(o)
530,000	5.13%, due 7/15/2023	542,587	(k)(o)
	Sealed Air Corp.
220,000	4.88%, due 12/1/2022	231,550	(k)
335,000	5.25%, due 4/1/2023	355,938	(k)
1,310,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,329,650	(k)
		14,518,716
Packaging & Containers 0.1%
1,215,000	Sealed Air Corp., 5.50%, due 9/15/2025	1,331,944	(k)
1,260,000	Silgan Holdings, Inc., 4.75%, due 3/15/2025	1,285,200
		2,617,144
Personal & Household Products 0.3%
	Energizer Holdings, Inc.
425,000	4.70%, due 5/19/2021	435,625
720,000	4.70%, due 5/24/2022	741,610	(o)
1,315,000	6.38%, due 7/15/2026	1,400,541	(k)
3,445,000	7.75%, due 1/15/2027	3,798,285	(k)
1,505,000	Energizer SpinCo, Inc., 5.50%, due 6/15/2025	1,553,912	(k)
	Spectrum Brands, Inc.
60,000	6.13%, due 12/15/2024	61,890
2,080,000	5.75%, due 7/15/2025	2,160,600
165,000	5.00%, due 10/1/2029	171,461	(k)
		10,323,924
Pharmaceuticals 2.5%
	AbbVie, Inc.
930,000	(3M USD LIBOR + 0.65%), 2.54%, due 11/21/2022	938,092	(b)(k)
1,935,000	2.95%, due 11/21/2026	1,998,794	(k)
3,375,000	3.20%, due 11/21/2029	3,525,382	(k)
3,865,000	4.05%, due 11/21/2039	4,215,920	(k)(o)
8,010,000	4.70%, due 5/14/2045	9,192,637	(o)
11,345,000	4.25%, due 11/21/2049	12,262,521	(k)(o)
655,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	740,969	(k)
	Bausch Health Cos., Inc.
1,050,000	7.00%, due 3/15/2024	1,088,535	(k)
290,000	5.75%, due 8/15/2027	310,271	(k)
795,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 2.28%, due 5/16/2022	798,161	(b)(k)
	Cigna Corp.
625,000	(3M USD LIBOR + 0.65%), 2.55%, due 9/17/2021	625,069	(b)
7,655,000	4.80%, due 8/15/2038	9,173,829	(o)
	CVS Health Corp.
1,125,000	(3M USD LIBOR + 0.72%), 2.61%, due 3/9/2021	1,131,737	(b)
9,470,000	5.05%, due 3/25/2048	11,441,740	(o)
850,000	GlaxoSmithKline Capital PLC, (3M USD LIBOR + 0.35%), 2.26%, due 5/14/2021	853,149	(b)
3,800,000	Mylan NV, 3.95%, due 6/15/2026	4,056,821
8,485,000	Mylan, Inc., 4.55%, due 4/15/2028	9,374,028
	Valeant Pharmaceuticals Int'l, Inc.
785,000	6.50%, due 3/15/2022	799,570	(k)
39,000	5.50%, due 3/1/2023	39,097	(k)
4,000	5.88%, due 5/15/2023	4,035	(k)
2,860,000	6.13%, due 4/15/2025	2,941,853	(k)
865,000	5.50%, due 11/1/2025	895,993	(k)
50,000	9.00%, due 12/15/2025	56,437	(k)
		76,464,640

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Pipelines 3.6%
$1,000,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	$1,176,581	(r)
	Energy Transfer Operating L.P.
11,110,000	Ser. B, 6.63%, due 2/15/2028	10,498,950	(o)(s)(t)
15,400,000	Ser. G, 7.13%, due 5/15/2030	15,746,500	(s)(t)
6,720,000	6.25%, due 4/15/2049	7,969,120	(o)
10,105,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	10,825,040	(o)
10,665,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	12,804,368	(o)
	MPLX L.P.
13,535,000	(3M USD LIBOR + 0.90%), 2.79%, due 9/9/2021	13,584,711	(b)(o)
9,120,000	4.70%, due 4/15/2048	9,336,042	(o)
19,340,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	19,278,620	(o)
	Southern Gas Corridor CJSC
2,470,000	6.88%, due 3/24/2026	2,956,333	(k)
2,830,000	6.88%, due 3/24/2026	3,389,185	(r)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
175,000	5.88%, due 4/15/2026	184,625
165,000	6.88%, due 1/15/2029	181,809
		107,931,884
Real Estate 0.1%
200,000	CIFI Holdings Group Co. Ltd., 6.38%, due 5/2/2020	201,135	(r)
200,000	Greenland Global Investment Ltd., 6.75%, due 9/26/2023	202,838	(r)
200,000	Greentown China Holdings Ltd., 4.55%, due 11/10/2020	200,064	(r)
200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	203,956	(r)
250,000	Qatari Diar Finance Co., 5.00%, due 7/21/2020	253,125	(r)
200,000	Sino-Ocean Land Treasure IV Ltd., (3M USD LIBOR + 2.30%), 4.08%, due 7/31/2021	202,358	(b)(r)
	Sunac China Holdings Ltd.
200,000	8.63%, due 7/27/2020	203,027	(r)
200,000	7.50%, due 2/1/2024	200,000	(r)
200,000	Wisdom Glory Group Ltd., 5.25%, due 7/19/2020	200,047	(r)(s)(t)
		1,866,550
Real Estate Development & Management 0.2%
	Realogy Group LLC/Realogy Co-Issuer Corp.
835,000	5.25%, due 12/1/2021	840,219	(k)
2,445,000	4.88%, due 6/1/2023	2,426,662	(k)
2,175,000	9.38%, due 4/1/2027	2,256,236	(k)
		5,523,117
Real Estate Investment Trusts 0.5%
1,080,000	Equinix, Inc., 5.88%, due 1/15/2026	1,144,800
2,290,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	2,347,250	(k)(o)
5,795,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	5,977,008
	MPT Operating Partnership L.P./MPT Finance Corp.
1,135,000	6.38%, due 3/1/2024	1,171,638
1,035,000	5.50%, due 5/1/2024	1,056,994	(o)
535,000	5.25%, due 8/1/2026	561,081
160,000	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	162,800
	Starwood Property Trust, Inc.
130,000	3.63%, due 2/1/2021	130,059
945,000	5.00%, due 12/15/2021	968,625
200,000	Trust F/1401, 5.25%, due 12/15/2024	220,000	(r)
		13,740,255
Recreation & Travel 0.3%
1,900,000	Cedar Fair L.P., 5.25%, due 7/15/2029	2,004,500	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.
$480,000	5.38%, due 6/1/2024	$491,850
1,780,000	5.38%, due 4/15/2027	1,885,207
	Six Flags Entertainment Corp.
3,480,000	4.88%, due 7/31/2024	3,562,650	(k)
1,360,000	5.50%, due 4/15/2027	1,412,768	(k)
		9,356,975
Restaurants 0.2%
	1011778 BC ULC/New Red Finance, Inc.
1,480,000	4.25%, due 5/15/2024	1,511,450	(k)
2,250,000	5.00%, due 10/15/2025	2,319,053	(k)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
160,000	5.00%, due 6/1/2024	164,600	(k)
2,295,000	5.25%, due 6/1/2026	2,404,012	(k)(o)
90,000	Yum! Brands, Inc., 3.88%, due 11/1/2020	90,675
		6,489,790
Semiconductors 0.4%
9,725,000	Microchip Technology, Inc., 4.33%, due 6/1/2023	10,390,281	(o)

Software 0.1%
600,000	CDK Global, Inc., 5.88%, due 6/15/2026	637,500
2,960,000	Oracle Corp., 4.00%, due 7/15/2046	3,443,279
		4,080,779
Software - Services 0.6%
	CDK Global, Inc.
255,000	5.00%, due 10/15/2024	278,108
630,000	4.88%, due 6/1/2027	663,075
1,240,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	1,300,450	(k)
95,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	104,500	(k)
2,915,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	3,075,325	(k)
	Open Text Corp.
740,000	5.63%, due 1/15/2023	748,939	(k)
1,200,000	5.88%, due 6/1/2026	1,267,500	(k)(o)
	Presidio Holdings, Inc.
620,000	4.88%, due 2/1/2027	619,907	(k)
1,055,000	8.25%, due 2/1/2028	1,084,012	(k)
145,000	PTC, Inc., 3.63%, due 2/15/2025	146,088	(k)(m)
3,260,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	3,227,400	(k)(o)
1,910,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	2,019,749	(k)
2,110,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	2,231,958	(k)
232,000	WEX, Inc., 4.75%, due 2/1/2023	234,320	(k)
		17,001,331
Specialty Retail 0.4%
	L Brands, Inc.
1,185,000	5.63%, due 10/15/2023	1,286,709
3,065,000	5.25%, due 2/1/2028	3,042,012
245,000	Limited Brands, Inc., 5.63%, due 2/15/2022	258,299
	Penske Automotive Group, Inc.
1,435,000	3.75%, due 8/15/2020	1,441,278	(o)
300,000	5.75%, due 10/1/2022	303,150
120,000	5.38%, due 12/1/2024	123,150
2,065,000	5.50%, due 5/15/2026	2,137,378
215,000	QVC, Inc., 5.13%, due 7/2/2022	228,048
3,560,000	William Carter Co., 5.63%, due 3/15/2027	3,790,884	(k)
		12,610,908

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Steel Producers - Products 0.1%
$2,380,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	$2,499,500	(k)(o)

Support - Services 2.2%
	ADT Corp.
385,000	6.25%, due 10/15/2021	407,469
865,000	4.13%, due 6/15/2023	879,056
	APX Group, Inc.
215,000	7.88%, due 12/1/2022	219,569
495,000	7.63%, due 9/1/2023	483,863
	Aramark Services, Inc.
360,000	5.00%, due 4/1/2025	375,037	(k)
1,090,000	5.00%, due 2/1/2028	1,141,775	(k)
2,810,000	ASGN, Inc., 4.63%, due 5/15/2028	2,885,870	(k)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
76,000	5.50%, due 4/1/2023	76,950
1,165,000	5.25%, due 3/15/2025	1,188,300	(k)
3,870,000	5.75%, due 7/15/2027	4,024,800	(k)
1,030,000	frontdoor, Inc., 6.75%, due 8/15/2026	1,125,950	(k)
	Garda World Security Corp.
1,725,000	8.75%, due 5/15/2025	1,802,625	(k)
280,000	4.63%, due 2/15/2027	277,200	(k)
466,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	497,455	(k)
	Hertz Corp.
53,000	7.63%, due 6/1/2022	54,656	(k)
245,000	6.25%, due 10/15/2022	247,450
980,000	5.50%, due 10/15/2024	994,288	(k)(o)
2,420,000	7.13%, due 8/1/2026	2,568,225	(k)
3,240,000	6.00%, due 1/15/2028	3,268,350	(k)
3,035,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	3,220,590	(k)
705,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/2026	733,200	(k)
	Iron Mountain, Inc.
750,000	4.38%, due 6/1/2021	752,812	(k)
1,305,000	4.88%, due 9/15/2027	1,344,150	(k)
5,220,000	5.25%, due 3/15/2028	5,454,900	(k)
655,000	4.88%, due 9/15/2029	668,166	(k)
4,325,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	4,436,715	(k)
575,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	577,214	(k)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
722,000	9.25%, due 5/15/2023	756,295	(k)
1,140,000	5.25%, due 4/15/2024	1,188,450	(k)
7,205,000	5.75%, due 4/15/2026	7,601,275	(k)
1,230,000	6.25%, due 1/15/2028	1,218,469	(k)
1,220,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	1,267,275	(k)
1,250,000	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	1,291,837	(k)
	Staples, Inc.
4,940,000	7.50%, due 4/15/2026	5,060,536	(k)
1,190,000	10.75%, due 4/15/2027	1,209,397	(k)
600,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	621,000	(k)
	United Rentals N.A., Inc.
535,000	4.63%, due 10/15/2025	546,703
2,710,000	5.50%, due 5/15/2027	2,878,833
1,980,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	2,054,250	(k)
		65,400,955
Technology Hardware & Equipment 0.4%
1,230,000	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/2025	1,277,663

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	CommScope Finance LLC
$960,000	5.50%, due 3/1/2024	$986,400	(k)
465,000	6.00%, due 3/1/2026	487,670	(k)
1,340,000	8.25%, due 3/1/2027	1,376,850	(k)
	CommScope Technologies LLC
1,638,000	6.00%, due 6/15/2025	1,563,274	(k)(o)
1,970,000	5.00%, due 3/15/2027	1,787,775	(k)
	CommScope, Inc.
83,000	5.00%, due 6/15/2021	83,000	(k)
525,000	5.50%, due 6/15/2024	522,375	(k)
2,800,000	Western Digital Corp., 4.75%, due 2/15/2026	2,989,000
		11,074,007
Telecom - Satellite 0.1%
	Intelsat Jackson Holdings SA
625,000	9.50%, due 9/30/2022	709,375	(k)
2,205,000	5.50%, due 8/1/2023	1,802,587	(o)
520,000	Intelsat Luxembourg SA, 8.13%, due 6/1/2023	210,600
		2,722,562
Telecom - Wireless 0.3%
220,000	Sprint Capital Corp., 8.75%, due 3/15/2032	243,650
	Sprint Corp.
1,040,000	7.25%, due 9/15/2021	1,090,700
1,300,000	7.88%, due 9/15/2023	1,381,107
4,860,000	7.13%, due 6/15/2024	5,019,651	(o)
920,000	7.63%, due 3/1/2026	960,158
465,000	Sprint Nextel Corp., 6.00%, due 11/15/2022	480,112
360,000	T-Mobile USA, Inc., 6.00%, due 4/15/2024	370,575
		9,545,953
Telecom - Wireline Integrated & Services 0.7%
	Altice France SA
1,845,000	8.13%, due 2/1/2027	2,061,787	(k)
1,140,000	5.50%, due 1/15/2028	1,160,662	(k)
	Altice Luxembourg SA
200,000	7.63%, due 2/15/2025	207,940	(k)(o)
605,000	10.50%, due 5/15/2027	699,562	(k)
	CenturyLink, Inc.
210,000	Ser. V, 5.63%, due 4/1/2020	210,788
650,000	Ser. T, 5.80%, due 3/15/2022	685,120
3,265,000	Frontier Communications Corp., 8.00%, due 4/1/2027	3,408,007	(k)
	Level 3 Financing, Inc.
38,000	5.38%, due 8/15/2022	38,152
350,000	5.63%, due 2/1/2023	350,106
1,085,000	5.13%, due 5/1/2023	1,090,099
1,180,000	5.38%, due 1/15/2024	1,194,254
915,000	4.63%, due 9/15/2027	940,181	(k)
3,242,000	Numericable-SFR SA, 7.38%, due 5/1/2026	3,448,840	(k)(o)
140,000	Qwest Corp., 6.75%, due 12/1/2021	150,063
	Ypso Finance Bis SA
610,000	6.00%, due 2/15/2028	603,138	(k)(m)
1,440,000	6.00%, due 2/15/2028	1,440,072	(k)(m)(n)
	Zayo Group LLC/Zayo Capital, Inc.
1,225,000	6.00%, due 4/1/2023	1,251,031
1,750,000	6.38%, due 5/15/2025	1,788,500
1,100,000	5.75%, due 1/15/2027	1,123,265	(k)
		21,851,567

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Telecommunications 2.4%
	AT&T, Inc.
$13,295,000	(3M USD LIBOR + 0.75%), 2.66%, due 6/1/2021	$13,388,196	(b)(o)
1,300,000	(3M USD LIBOR + 0.95%), 2.78%, due 7/15/2021	1,313,703	(b)
2,929,000	4.35%, due 6/15/2045	3,244,441
11,385,000	5.45%, due 3/1/2047	14,423,409	(o)
8,800,000	4.50%, due 3/9/2048	9,930,938	(o)
200,000	Batelco Int'l Finance No. 1 Ltd., 4.25%, due 5/1/2020	200,090	(r)
12,435,000	British Telecommunications PLC, 3.25%, due 11/8/2029	12,700,878	(k)(o)
1,245,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	1,336,819	(k)
200,000	Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/2024	204,266	(r)
605,000	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/2022	619,218	(k)(o)
239,000	VEON Holdings BV, 4.00%, due 4/9/2025	248,531	(k)
	Verizon Communications, Inc.
1,300,000	(3M USD LIBOR + 1.00%), 2.89%, due 3/16/2022	1,321,193	(b)
9,570,000	4.52%, due 9/15/2048	11,905,644	(o)
		70,837,326
Theaters & Entertainment 0.1%
	Live Nation Entertainment, Inc.
2,495,000	4.88%, due 11/1/2024	2,578,832	(k)
1,310,000	4.75%, due 10/15/2027	1,347,728	(k)
		3,926,560
Transportation 0.1%
2,726,456	MV24 Capital BV, 6.75%, due 6/1/2034	2,939,937	(k)
	Rumo Luxembourg S.a.r.l.
905,000	7.38%, due 2/9/2024	971,183	(k)
200,000	7.38%, due 2/9/2024	214,626	(r)
		4,125,746
	Total Corporate Bonds (Cost $1,379,698,305)	1,455,234,542

Municipal Notes 0.8%
California 0.1%
2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., (AGM Insured), Ser. 2019-A, 3.92%, due 1/15/2053	2,204,058
710,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	886,889
		3,090,947
Colorado 0.0%(e)
705,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (CommonSpirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	783,424

Delaware 0.0%(e)
720,000	Delaware St. Hlth. Fac. Au. Rev. (Beebe Med. Ctr. Inc.), Ser. 2018, 5.00%, due 6/1/2048	857,102

Illinois 0.1%
675,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	797,452
880,000	Illinois Fin. Au. Rev. (Local Gov't Prog.-East Prairie Sch. Dist. # 73 Proj.), (BAM Insured), Ser. 2018, 4.00%, due 12/1/2042	974,829
		1,772,281
Massachusetts 0.1%
1,055,000	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/2053	1,261,917
1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,181,953
		2,443,870

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Michigan 0.1%
$720,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	$803,750
910,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (I-75 Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	1,084,620
		1,888,370
New Jersey 0.1%
695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	763,047
1,095,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	1,267,769
700,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2026	859,145
675,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg. ), Ser. 2018-B, 3.80%, due 10/1/2032	740,779
880,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2018-A, 5.00%, due 12/15/2036	1,063,850
695,000	South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/2048	808,855
		5,503,445
Oklahoma 0.0%(e)
715,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	868,153

Pennsylvania 0.1%
355,000	Commonwealth of Pennsylvania Cert. of Participation Ref., Ser. 2018, 5.00%, due 7/1/2043	428,222
1,060,000	Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev., Subser. 2018-B, 5.00%, due 12/1/2048	1,288,950
		1,717,172
Rhode Island 0.1%
1,035,000	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - R I Arpt. Corp. Int'l Fac. Proj.), Ser. 2018, 5.00%, due 7/1/2034	1,266,695
770,000	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2018, 5.00%, due 12/1/2025	921,659
		2,188,354
Tennessee 0.0%(e)
530,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2029	662,166

Texas 0.1%
1,070,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	1,213,680
705,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	834,374
		2,048,054
Utah 0.0%(e)
1,060,000	Salt Lake City Corp. Arpt. Rev., Ser. 2018-A, 5.00%, due 7/1/2043	1,287,264

West Virginia 0.0%(e)
705,000	West Virginia Hosp. Fin. Au. Rev. (Imp. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	835,066

	Total Municipal Notes (Cost $23,929,499)	25,945,668

Asset-Backed Securities 7.1%
1,100,000	AIMCO CLO, Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 6.99%, due 4/17/2031	1,026,936	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	AIMCO CLO 10 Ltd.
$1,050,000	Ser. 2019-10A, Class D, (3M USD LIBOR + 3.55%), 5.35%, due 7/22/2032	$1,052,302	(b)(k)
2,000,000	Ser. 2019-10A, Class E, (3M USD LIBOR + 6.55%), 8.35%, due 7/22/2032	1,991,453	(b)(k)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 7.82%, due 7/20/2031	536,336	(b)(k)
7,960,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	8,373,364	(k)
1,000,000	American Express Credit Account Master Trust, Ser. 2017-2, Class A, (1M LIBOR + 0.45%), 2.13%, due 9/16/2024	1,005,079	(b)
	Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 4.32%, due 1/20/2031	474,065	(b)(k)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 7.32%, due 1/20/2031	480,472	(b)(k)
5,000,000	Apidos CLO XXXI, Ser. 2019-31A, Class D, (3M USD LIBOR + 3.65%), 5.48%, due 4/15/2031	5,023,323	(b)(k)
	Ares LIII CLO Ltd.
4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 5.55%, due 4/24/2031	4,778,277	(b)(k)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 8.65%, due 4/24/2031	1,706,521	(b)(k)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 7.93%, due 10/15/2030	1,957,650	(b)(k)
	Asset Backed Securities Corp. Home Equity
347,375	Ser. 2004-HE5, Class M2, (1M USD LIBOR + 1.88%), 3.54%, due 8/25/2034	346,894	(b)
220,829	Ser. 2006-HE1, Class A3, (1M USD LIBOR + 0.20%), 1.86%, due 1/25/2036	220,493	(b)
3,300,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.46%), 8.28%, due 10/20/2029	3,247,876	(b)(k)
	Assurant CLO II Ltd.
250,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 2.85%), 4.67%, due 4/20/2031	243,412	(b)(k)
1,500,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 5.60%), 7.42%, due 4/20/2031	1,426,945	(b)(k)
2,797,000	Bear Stearns Asset-Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, (1M USD LIBOR + 0.46%), 2.12%, due 12/25/2035	2,788,516	(b)
	Bear Stearns Asset-Backed Securities Trust
1,332,927	Ser. 2004-SD3, Class M2, (1M USD LIBOR + 1.88%), 3.54%, due 9/25/2034	1,347,828	(b)
7,265,000	Ser. 2006-SD2, Class M2, (1M USD LIBOR + 0.80%), 2.46%, due 6/25/2036	7,328,102	(b)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 8.24%, due 10/15/2030	2,903,424	(b)(k)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D, (3M USD LIBOR + 3.55%), 5.38%, due 7/15/2032	702,949	(b)(k)
650,000	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 7.27%, due 1/30/2031	609,673	(b)(k)
1,005,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M LIBOR + 0.51%), 2.19%, due 9/16/2024	1,011,157	(b)
	Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 4.43%, due 1/20/2031	957,059	(b)(k)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 7.73%, due 1/20/2031	978,483	(b)(k)
1,120,000	Carlye U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 7.12%, due 1/20/2030	1,050,504	(b)(k)
8,314,082	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.24%), 1.90%, due 3/25/2036	8,295,904	(b)(o)
1,000,000	Chase Issuance Trust, Ser. 2016-A3, Class A3, (1M LIBOR + 0.55%), 2.23%, due 6/15/2023	1,007,131	(b)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$2,350,000	CIFC Funding III Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 6.80%), 8.64%, due 7/16/2032	$2,319,656	(b)(k)
2,500,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M LIBOR + 0.37%), 2.06%, due 8/8/2024	2,509,997	(b)
515,584	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.16%), 1.82%, due 9/25/2036	475,956	(b)
186,651	Colony American Finance Ltd., Ser. 2016-1, Class A, 2.54%, due 6/15/2048	186,533	(k)
3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 8.71%, due 4/15/2029	3,730,566	(b)(k)
250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 7.68%, due 10/15/2030	236,035	(b)(k)
	Dryden 53 CLO Ltd.
300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 4.23%, due 1/15/2031	282,783	(b)(k)
750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 7.13%, due 1/15/2031	712,940	(b)(k)
2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 8.02%, due 10/19/2029	2,314,957	(b)(k)
	Eaton Vance CLO Ltd.
850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 4.32%, due 1/20/2030	804,498	(b)(k)
900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 7.42%, due 1/20/2030	862,772	(b)(k)
750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 7.83%, due 10/15/2030	737,409	(b)(k)
	Elmwood CLO II Ltd.
2,400,000	Ser. 2019-2A, Class D, (3M USD LIBOR + 3.95%), 5.77%, due 4/20/2031	2,406,952	(b)(k)
2,700,000	Ser. 2019-2A, Class E, (3M USD LIBOR + 6.80%), 8.62%, due 4/20/2031	2,710,144	(b)(k)
2,200,413	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, (1M USD LIBOR + 1.13%), 2.79%, due 9/25/2033	2,195,618	(b)
920,000	Evergreen Credit Card Trust, Ser. 2019-1, Class A, (1M USD LIBOR + 0.48%), 2.16%, due 1/15/2023	922,355	(b)(k)
700,000	Flatiron CLO 17 Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 7.91%, due 5/15/2030	670,814	(b)(k)
2,150,000	Flatiron CLO 18 Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.15%), 6.99%, due 4/17/2031	2,003,901	(b)(k)(o)
1,454,373	Foundation Finance Trust, Ser. 2019-1A, Class A , 3.86%, due 11/15/2034	1,485,862	(k)
251,700	Freedom Financial Trust, Ser. 2018-1, Class A, 3.61%, due 7/18/2024	252,847	(k)
1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 7.83%, due 7/15/2031	1,505,606	(b)(k)
250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 7.68%, due 5/16/2031	239,590	(b)(k)
1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 8.23%, due 10/15/2030	1,596,109	(b)(k)
1,761,862	Global SC Finance IV Ltd., Ser. 2018-1A, Class A, 4.29%, due 5/17/2038	1,837,780	(k)
500,000	Golden Credit Card Trust, Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 2.03%, due 10/15/2023	500,085	(b)(k)
172,194	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, (1M USD LIBOR + 1.60%), 3.26%, due 2/25/2035	172,029	(b)
	Invitation Homes Trust
1,392,407	Ser. 2017-SFR2, Class A, (1M USD LIBOR + 0.85%), 2.52%, due 12/17/2036	1,391,971	(b)(k)
1,837,475	Ser. 2018-SFR1, Class A, (1M USD LIBOR + 0.70%), 2.37%, due 3/17/2037	1,823,775	(b)(k)
1,250,000	Jay Park CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 5.20%), 7.02%, due 10/20/2027	1,210,176	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	JP Morgan Mortgage Acquisition Trust
$3,497,000	Ser. 2006-CH1, Class M1, (1M USD LIBOR + 0.22%), 1.88%, due 7/25/2036	$3,491,958	(b)
5,260,000	Ser. 2007-CH1, Class MV2, (1M USD LIBOR + 0.28%), 1.94%, due 11/25/2036	5,252,467	(b)
2,000,000	KKR CLO 16 Ltd., Ser. 2016, Class DR, (3M USD LIBOR + 6.75%), 8.57%, due 1/20/2029	1,976,574	(b)(k)
5,500,000	KKR CLO 25 Ltd., Ser. 2025, Class D, (3M USD LIBOR + 3.85%), 5.68%, due 4/15/2032	5,522,472	(b)(k)
2,750,000	Madison Park Funding XXXIV Ltd., Ser. 2019-34A, Class E, (3M USD LIBOR + 6.75%), 8.54%, due 4/25/2031	2,757,141	(b)(k)
3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class E, (3M USD LIBOR + 6.75%), 8.57%, due 4/20/2031	3,007,891	(b)(k)
	Magnetite CLO Ltd.
3,000,000	Ser. 2019-22A, Class D, (3M USD LIBOR + 3.65%), 5.48%, due 4/15/2031	3,014,079	(b)(k)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 4.32%, due 4/20/2031	238,951	(b)(k)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 7.17%, due 4/20/2031	240,516	(b)(k)
1,000,000	Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 7.51%, due 10/15/2031	971,222	(b)(k)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 4.62%, due 12/18/2030	472,532	(b)(k)
3,250,000	Mariner CLO LLC, Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 5.62%, due 4/30/2032	3,262,799	(b)(k)
	Marlette Funding Trust
1,978,884	Ser. 2019-4A, Class A, 2.39%, due 12/17/2029	1,984,024	(k)
750,000	Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	750,647	(k)
	Navient Student Loan Trust
15,803	Ser. 2017-3A, Class A1, (1M USD LIBOR + 0.30%), 1.96%, due 7/26/2066	15,803	(b)(k)
124,732	Ser. 2018-3A, Class A1, (1M USD LIBOR + 0.27%), 1.93%, due 3/25/2067	124,712	(b)(k)
245,150	Ser. 2019-1A, Class A1, (1M USD LIBOR + 0.33%), 1.99%, due 12/27/2067	245,265	(b)(k)
8,200,000	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 2.17%, due 1/25/2068	8,200,249	(b)(k)
9,476,000	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1M USD LIBOR + 0.37%), 2.03%, due 3/25/2036	9,438,357	(b)(o)
750,000	Niagara Park CLO Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.55%), 5.39%, due 7/17/2032	753,162	(b)(k)
	OCP CLO Ltd.
3,000,000	Ser. 2015-8A, Class CR, (3M USD LIBOR + 2.80%), 4.64%, due 4/17/2027	2,999,562	(b)(k)
2,800,000	Ser. 2015-10A, Class CR, (3M USD LIBOR + 2.60%), 4.39%, due 10/26/2027	2,799,274	(b)(k)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 4.50%, due 11/20/2030	3,630,044	(b)(k)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 7.70%, due 11/20/2030	1,699,203	(b)(k)
1,000,000	Ser. 2018-15A, Class D, (3M USD LIBOR + 5.85%), 7.67%, due 7/20/2031	974,850	(b)(k)
3,200,000	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.90%), 8.73%, due 4/15/2031	3,214,677	(b)(k)
1,000,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 3.55%), 5.37%, due 7/20/2032	1,002,155	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)		VALUE
$750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 4.27%, due 1/20/2030	$709,898	(b)(k)
	Palmer Square CLO Ltd.
2,500,000	Ser. 2015-1A, Class DR2, (3M USD LIBOR + 6.25%), 8.14%, due 5/21/2029	2,423,136	(b)(k)
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 7.54%, due 1/17/2031	676,583	(b)(k)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 6.97%, due 4/18/2031	1,499,466	(b)(k)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 3.70%), 5.54%, due 7/17/2030	300,281	(b)(k)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ER, (3M USD LIBOR + 6.35%), 8.17%, due 10/18/2028	974,402	(b)(k)
1,151,369	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, (1M USD LIBOR + 0.87%), 2.53%, due 8/25/2035	1,151,628	(b)
307,510	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 2.64%, due 7/25/2034	307,627	(b)
523,231	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, (1M USD LIBOR + 0.50%), 2.16%, due 11/26/2040	523,826	(b)(k)
	Structured Asset Securities Corp.
5,417	Ser. 2006-AM1, Class A4, (1M USD LIBOR + 0.16%), 1.82%, due 4/25/2036	5,417	(b)
114,059	Ser. 2006-NC1, Class A4, (1M USD LIBOR + 0.15%), 1.81%, due 5/25/2036	114,011	(b)
1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class D, (3M USD LIBOR + 3.65%), 6.01%, due 7/15/2032	1,002,082	(b)(k)
1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 7.59%, due 7/17/2031	1,082,202	(b)(k)
3,500,000	TICP CLO VIII Ltd., Ser. 2017-8A, Class D, (3M USD LIBOR + 6.55%), 8.37%, due 10/20/2030	3,457,555	(b)(k)
1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 7.32%, due 4/20/2031	955,062	(b)(k)
1,150,000	TICP CLO XIII Ltd., Ser. 2019-13E, Class E, (3M USD LIBOR + 6.75%), 8.58%, due 7/15/2032	1,149,143	(b)(k)
1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 7.54%, due 7/25/2031	1,247,020	(b)(k)
1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.68%), 8.47%, due 7/25/2029	1,202,680	(b)(k)
4,000,000	VERDE CLO, Ser. 2019-1A, Class D, (3M USD LIBOR + 3.80%), 5.63%, due 4/15/2032	4,014,044	(b)(k)
	Verizon Owner Trust
1,698,076	Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	1,698,488	(k)
590,000	Ser. 2019-A, Class A1B, (1M USD LIBOR + 0.33%), 1.98%, due 9/20/2023	591,517	(b)
1,000,000	Ser. 2019-B, Class A1B, (1M USD LIBOR + 0.45%), 2.10%, due 12/20/2023	1,004,515	(b)
	Voya CLO Ltd.
250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 7.58%, due 10/15/2031	241,464	(b)(k)
350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 7.90%, due 10/18/2031	329,540	(b)(k)
3,325,000	Westcott Park CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.40%), 8.22%, due 7/20/2028	3,330,556	(b)(k)
13,000,000	World Omni Auto Receivables Trust, Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	13,277,946	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
	$1,550,000	York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.60%), 4.40%, due 1/22/2031	$1,464,338	(b)(k)

		Total Asset-Backed Securities (Cost $206,979,449)	213,746,857

Foreign Government Securities 4.7%
	2,300,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	2,280,564	(r)
		Angolan Government International Bond
	400,000	9.50%, due 11/12/2025	467,765	(r)
	424,000	9.38%, due 5/8/2048	459,684	(r)
	180,000	9.38%, due 5/8/2048	195,149	(r)
	2,700,000	9.38%, due 5/8/2048	2,924,554	(k)
	200,000	9.13%, due 11/26/2049	210,949	(r)
		Argentine Republic Government International Bond
EUR	440,000	3.88%, due 1/15/2022	223,198	(r)
	$202,000	4.63%, due 1/11/2023	93,021
EUR	3,210,000	3.38%, due 12/31/2038	1,459,620	(v)
		Banque Centrale de Tunisie International Bond
EUR	1,040,000	5.63%, due 2/17/2024	1,143,565	(r)
EUR	100,000	6.38%, due 7/15/2026	109,234	(r)
	$600,000	Bermuda Government International Bond, 3.72%, due 1/25/2027	639,900	(r)
	1,262,042	Brazil Loan Trust 1, 5.48%, due 7/24/2023	1,318,834	(r)
		Brazil Notas do Tesouro Nacional
BRL	4,042,000	Ser. F, 10.00%, due 1/1/2023	1,053,675
BRL	4,000,000	Ser. F, 10.00%, due 1/1/2025	1,079,564
BRL	16,170,000	Ser. F, 10.00%, due 1/1/2029	4,580,694
		Brazilian Government International Bond
	$2,850,000	5.00%, due 1/27/2045	3,074,466
	290,000	5.63%, due 2/21/2047	339,303
		Colombia Government International Bond
	765,000	3.00%, due 1/30/2030	772,268
	206,000	5.20%, due 5/15/2049	258,736
		Colombian TES
COP	4,036,000,000	Ser. B, 7.00%, due 5/4/2022	1,235,878
COP	11,863,000,000	Ser. B, 6.00%, due 4/28/2028	3,546,441
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	2,319,054
		Costa Rica Government International Bond
	$205,000	6.13%, due 2/19/2031	218,069	(r)
	2,895,000	7.00%, due 4/4/2044	3,067,252	(k)
	1,261,000	7.16%, due 3/12/2045	1,350,859	(r)
		Croatia Government International Bond
EUR	210,000	1.13%, due 6/19/2029	242,360	(r)
EUR	694,000	2.75%, due 1/27/2030	922,912	(r)
		Development Bank of Mongolia LLC
	$756,000	7.25%, due 10/23/2023	801,360	(k)
	200,000	7.25%, due 10/23/2023	212,000	(r)
		Dominican Republic International Bond
	750,000	6.88%, due 1/29/2026	855,007	(k)
	150,000	6.40%, due 6/5/2049	161,814	(r)
	202,000	5.88%, due 1/30/2060	201,899	(r)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
		Ecuador Government International Bond
	$850,000	7.88%, due 1/23/2028	$690,634	(r)
	262,000	10.75%, due 1/31/2029	237,440	(r)
	200,000	9.50%, due 3/27/2030	171,500	(r)
		Egypt Government International Bond
	200,000	5.58%, due 2/21/2023	210,135	(r)
EUR	257,000	5.63%, due 4/16/2030	298,929	(r)
	$200,000	7.05%, due 1/15/2032	213,155	(r)
	1,110,000	8.50%, due 1/31/2047	1,269,909	(r)
	2,305,000	8.50%, due 1/31/2047	2,634,587	(k)
	418,000	7.90%, due 2/21/2048	451,957	(r)
	152,000	El Salvador Government International Bond, 7.12%, due 1/20/2050	166,364	(r)
		Export Credit Bank of Turkey
	360,000	5.38%, due 10/24/2023	367,740	(r)
	604,000	8.25%, due 1/24/2024	673,181	(k)
	205,000	Gabon Government International Bond, 6.63%, due 2/6/2031	206,272	(m)(r)
	950,000	Ghana Government International Bond, 10.75%, due 10/14/2030	1,221,924	(r)
		Indonesia Government International Bond
EUR	100,000	0.90%, due 2/14/2027	110,766
EUR	340,000	1.40%, due 10/30/2031	378,003
	$840,000	8.50%, due 10/12/2035	1,346,148	(r)
	200,000	5.25%, due 1/17/2042	247,081	(r)
		Indonesia Treasury Bond
IDR	85,253,000,000	6.13%, due 5/15/2028	6,009,123
IDR	55,908,000,000	8.25%, due 5/15/2029	4,525,580
IDR	26,460,000,000	7.00%, due 9/15/2030	1,989,598
		Ivory Coast Government International Bond
	$2,466,675	5.75%, due 12/31/2032	2,456,315	(k)(v)
	2,076,795	5.75%, due 12/31/2032	2,069,111	(r)(v)
EUR	774,000	6.63%, due 3/22/2048	874,149	(r)
	$266,000	Kenya Government International Bond, 8.00%, due 5/22/2032	289,397	(r)
	291,000	Korea Development Bank, (3M USD LIBOR + 0.48%), 2.38%, due 10/1/2022	291,954	(b)
		Mexican Bonos
MXN	90,126,700	Ser. M20, 7.50%, due 6/3/2027	5,011,666
MXN	75,340,000	Ser. M20, 8.50%, due 5/31/2029	4,497,195
MXN	25,070,000	Ser. M, 7.75%, due 11/13/2042	1,446,114
	$880,000	Mexico Government International Bond, 5.75%, due 10/12/2110	1,089,009
		Mongolia Government International Bond
	1,425,000	8.75%, due 3/9/2024	1,610,250	(k)
	470,000	8.75%, due 3/9/2024	531,100	(r)
EUR	254,000	Morocco Government International Bond, 1.50%, due 11/27/2031	284,181	(r)
	$3,520,000	Namibia International Bonds, 5.25%, due 10/29/2025	3,693,965	(k)
		Nigeria Government International Bond
	1,350,000	7.88%, due 2/16/2032	1,411,425	(k)
	1,780,000	7.88%, due 2/16/2032	1,860,990	(r)
		Oman Government International Bond
	206,000	4.13%, due 1/17/2023	210,494	(r)
	2,915,000	6.75%, due 1/17/2048	2,904,972	(k)
	326,000	6.75%, due 1/17/2048	325,275	(r)
	30,000	6.75%, due 1/17/2048	29,897	(r)
	206,000	Papua New Guinea Government International Bond, 8.38%, due 10/4/2028	222,995	(r)
	320,000	Paraguay Government International Bond, 6.10%, due 8/11/2044	400,003	(r)
	200,000	Provincia de Cordoba, 7.13%, due 6/10/2021	156,002	(r)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
		Qatar Government International Bond
	$370,000	3.88%, due 4/23/2023	$391,620	(r)
	764,000	4.82%, due 3/14/2049	973,096	(r)
	200,000	Republic of Armenia International Bond, 3.95%, due 9/26/2029	201,945	(r)
		Republic of South Africa Government Bond
ZAR	14,264,866	Ser. R186, 10.50%, due 12/21/2026	1,071,615
ZAR	52,039,335	8.25%, due 3/31/2032	3,181,261
ZAR	20,621,129	9.00%, due 1/31/2040	1,252,935
		Republic of South Africa Government International Bond
	$200,000	4.85%, due 9/30/2029	201,980
	3,963,000	5.88%, due 6/22/2030	4,316,587
	200,000	5.75%, due 9/30/2049	196,742
	203,000	Republic of Uzbekistan Bond, 5.38%, due 2/20/2029	226,463	(r)
		Romanian Government International Bond
EUR	91,000	2.00%, due 1/28/2032	103,856	(r)
EUR	98,000	4.63%, due 4/3/2049	138,988	(r)
EUR	245,000	3.38%, due 1/28/2050	288,020	(r)
		Russian Federal Bond - OFZ
RUB	88,362,000	7.10%, due 10/16/2024	1,453,221
RUB	120,000,000	7.95%, due 10/7/2026	2,075,402
RUB	304,181,000	7.05%, due 1/19/2028	5,051,486
RUB	44,181,000	7.70%, due 3/23/2033	777,793
		Senegal Government International Bond
	$2,790,000	6.25%, due 5/23/2033	2,975,172	(k)
	740,000	6.25%, due 5/23/2033	789,114	(r)
EUR	696,000	Serbia International Bond, 1.50%, due 6/26/2029	793,612	(r)
		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	308,491	(r)
	200,000	6.35%, due 6/28/2024	201,000	(r)
	2,323,000	6.75%, due 4/18/2028	2,241,577	(r)
	900,000	7.55%, due 3/28/2030	891,731	(k)
	200,000	7.55%, due 3/28/2030	198,162	(r)
	200,000	State of Israel, 3.38%, due 1/15/2050	209,238
	3,350,000	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/2026	3,605,471	(k)
		Turkey Government Bond
TRY	14,345,803	10.70%, due 8/17/2022	2,447,398
TRY	20,173,297	12.40%, due 3/8/2028	3,839,322
		Turkey Government International Bond
	$400,000	5.75%, due 3/22/2024	424,000
	224,000	5.60%, due 11/14/2024	235,827
EUR	598,000	5.20%, due 2/16/2026	743,185
	$2,870,000	6.00%, due 3/25/2027	3,035,025
		Ukraine Government International Bond
	220,000	7.75%, due 9/1/2020	225,364	(r)
	200,000	8.99%, due 2/1/2024	229,250	(r)
EUR	134,000	6.75%, due 6/20/2026	172,222	(r)
	$360,000	7.75%, due 9/1/2026	407,700	(r)
	1,290,000	7.75%, due 9/1/2027	1,460,564	(r)
	630,000	9.75%, due 11/1/2028	785,677	(r)
	166,667	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	176,933	(r)
	1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	158,674	(r)(w)

		Total Foreign Government Securities (Cost $138,949,214)	141,363,852

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

NUMBER OF SHARES		VALUE
Short-Term Investments 0.6%
Investment Companies 0.6%
18,930,898	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(x) (Cost $18,930,898)	$18,930,898	(o)

	Total Investments 114.8% (Cost $3,366,454,375)	3,467,163,534

	Liabilities Less Other Assets (14.8)%	(447,744,238	)(y)(z)

	Net Assets 100.0%	$3,019,419,296

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security had not settled as of January 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)	Represents less than 0.05% of net assets of the Fund.
(f)	Value determined using significant unobservable inputs.
(g)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.
(h)	All or a portion of the security is pledged as collateral for futures.
(i)	Rate shown was the discount rate at the date of purchase.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $770,128,185, which represents 25.5% of net assets of the Fund.
(l)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(m)	When-issued security. Total value of all such securities at January 31, 2020, amounted to $10,546,101, which represents 0.3% of net assets of the Fund.
(n)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020, amounted to approximately $14,027,542, which represents approximately 0.5% of net assets of the Fund.
(o)	All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures, forward foreign currency contracts, bond forwards and/or delayed delivery securities with a total value of $839,540,701.
(p)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(q)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2020, amounted to $440,647,947, which represents 14.6% of net assets of the Fund.
(r)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2020 amounted to $73,280,894, which represents 2.4% of net assets of the Fund.
(s)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2020

(t)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(u)	Payment-in-kind (PIK) security.
(v)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(w)	Defaulted security.
(x)	Represents 7-day effective yield as of January 31, 2020.
(y)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.
(z)	As of January 31, 2020, the value of unfunded loan commitments was $810,694 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	535	Euro-Bobl	$80,077,367	$380,013
3/2020	5	Euro-Buxl Bond, 30 Year	1,169,493	26,634
3/2020	133	United Kingdom Long Gilt Bond	23,699,037	401,461
3/2020	2,254	U.S. Treasury Note, 2 Year	487,674,034	1,609,233
3/2020	314	U.S. Treasury Note, 5 Year	37,780,578	390,869
3/2020	173	U.S. Treasury Note, 10 Year	22,776,531	362,661
3/2020	5	U.S. Treasury Ultra Long Bond	968,438	34,536
Total Long Positions			$654,145,478	$3,205,407

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	533	Euro-Bobl	$(79,778,013)	$(367,584)
3/2020	214	Euro-Bund	(41,543,398)	(898,484)
3/2020	7	Euro-Buxl Bond, 30 Year	(1,637,290)	(47,129)
3/2020	133	United Kingdom Long Gilt Bond	(23,699,037)	(385,012)
3/2020	248	U.S. Treasury Long Bond	(40,555,750)	(1,715,619)
3/2020	1,706	U.S. Treasury Note, Ultra 10 Year	(248,489,563)	(4,559,547)
3/2020	1,277	U.S. Treasury Ultra Long Bond	(247,338,938)	(7,435,452)
Total Short Positions			$(683,041,989)	$(15,408,827)
Total Futures				$(12,203,420)

The Fund had securities pledged in the amount of $9,409,129 to cover collateral requirements on open futures. At January 31, 2020, the Fund had $12,571,959 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
17,726,983	USD	75,481,492	BRL	GSI	2/5/2020	$102,944
11,159,214	USD	8,899,473,162	CLP	GSI	2/5/2020	39,152
900,319	USD	701,078,501	CLP	GSI	3/18/2020	24,802
562,075	USD	435,084,556	CLP	GSI	3/18/2020	18,735
396,900	USD	300,155,689	CLP	JPM	3/18/2020	22,061
75,962	USD	57,370,352	CLP	SCB	3/18/2020	4,317
5,286,447	CNH	754,726	USD	MS	2/7/2020	479
905,894	USD	6,277,390	CNH	HSBC	2/7/2020	9,127
42,334,557	CNY	6,043,477	USD	GSI	3/3/2020	5,157
946,085,982	COP	275,061	USD	MS	3/18/2020	860
12,720,780	USD	43,505,066,972	COP	GSI	2/5/2020	688

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

239,132	USD	781,981,413	COP	GSI	3/18/2020	$11,071
90,846	USD	309,012,781	COP	JPM	3/18/2020	724
139,093,792	CZK	6,113,744	USD	GSI	3/3/2020	2,134
27,787,746	CZK	1,089,095	EUR	MS	3/18/2020	10,749
17,148,950	CZK	669,220	EUR	MS	3/18/2020	9,863
9,121,909	CZK	359,794	EUR	MS	4/21/2020	210
824,682	EUR	20,791,883	CZK	GSI	3/18/2020	2,830
1,348,193	EUR	34,161,483	CZK	GSI	4/21/2020	68
2,122,449	EUR	2,336,426	USD	HSBC	2/5/2020	17,616
553,105	EUR	611,383	USD	JPM	2/5/2020	2,075
251,437	EUR	277,228	USD	JPM	2/5/2020	1,644
111,250	EUR	122,786	USD	MS	2/5/2020	603
777,678	EUR	858,516	USD	JPM	3/4/2020	5,500
388,781	EUR	429,260	USD	JPM	3/4/2020	2,684
285,145	EUR	315,577	USD	CITI	4/22/2020	2,175
1,217,934	EUR	402,791,410	HUF	MS	2/19/2020	27,119
133,959	EUR	44,246,300	HUF	MS	2/19/2020	3,167
1,068,560	EUR	352,840,175	HUF	MS	3/2/2020	25,972
20,751	EUR	88,779	PLN	GSI	4/6/2020	180
827,434	EUR	3,542,773	PLN	HSBC	4/6/2020	6,487
1,332,025	EUR	5,708,823	PLN	SCB	4/6/2020	9,003
303,006	USD	271,348	EUR	GSI	2/5/2020	2,050
2,196,270	USD	1,957,887	EUR	HSBC	2/5/2020	24,745
551,890	USD	495,820	EUR	JPM	2/5/2020	1,968
165,013	USD	148,000	EUR	JPM	2/5/2020	863
244,891	USD	220,150	EUR	JPM	2/5/2020	719
2,104,523	USD	1,872,397	EUR	SCB	2/5/2020	27,816
1,717,279	USD	1,530,000	EUR	SCB	2/5/2020	20,331
148,355	USD	132,000	EUR	SCB	2/5/2020	1,951
159,197	USD	142,000	EUR	SCB	2/5/2020	1,703
3,681,488	USD	3,289,000	EUR	JPM	4/3/2020	20,589
27,970,148	USD	24,940,412	EUR	GSI	4/22/2020	177,725
236,117	USD	210,473	EUR	GSI	4/22/2020	1,576
5,615,824	GBP	7,339,293	USD	GSI	4/22/2020	91,845
1,671,017	GBP	2,180,351	USD	GSI	4/22/2020	30,821
189,580	GBP	247,988	USD	GSI	4/22/2020	2,874
307,800	USD	4,215,626,881	IDR	HSBC	3/23/2020	4,044
280,125	USD	327,018,132	KRW	HSBC	2/18/2020	6,864
848,664	USD	1,010,117,606	KRW	MS	2/18/2020	4,595
4,692,463	MXN	246,441	USD	MS	2/5/2020	1,896
59,427	USD	1,119,196	MXN	HSBC	2/5/2020	197
1,933	RON	402	EUR	GSI	2/3/2020	2
1,874,960	RON	392,333	EUR	JPM	2/3/2020	151
11,464,575	USD	729,571,181	RUB	GSI	2/5/2020	55,042
124,916	USD	7,949,152	RUB	SCB	5/14/2020	1,911
989,093	USD	5,813,742	TRY	JPM	2/6/2020	18,367
234,448	USD	1,379,743	TRY	SCB	2/6/2020	4,071
355,691	USD	2,071,528	TRY	JPM	2/7/2020	9,889
256,673	USD	1,529,005	TRY	HSBC	3/18/2020	3,715
872,494	USD	5,300,663	TRY	GSI	5/6/2020	4,678
340,724	USD	2,071,528	TRY	MS	5/13/2020	2,093
869,107	USD	12,454,040	ZAR	GSI	2/6/2020	39,529
573,153	USD	8,219,012	ZAR	GSI	2/6/2020	25,676
549,776	USD	8,001,634	ZAR	MS	2/6/2020	16,779
176,556	USD	2,490,613	ZAR	MS	2/6/2020	10,653
83,484	USD	1,209,055	ZAR	MS	2/6/2020	2,947
757,741	USD	11,356,507	ZAR	MS	2/6/2020	1,272
1,794,800	USD	26,652,165	ZAR	SCB	5/6/2020	40,311
2,852,939	ZAR	187,520	USD	JPM	2/6/2020	2,518
Total unrealized appreciation						$1,034,972

23,699,845	BRL	5,716,316	USD	GSI	2/5/2020	(182,681)
51,781,647	BRL	12,873,961	USD	GSI	2/5/2020	(783,557)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

932,528	BRL	221,135	USD	GSI	2/12/2020	$(3,494)
1,016,816	BRL	249,728	USD	MS	2/12/2020	(12,415)
6,177,187	BRL	1,536,232	USD	MS	2/12/2020	(94,552)
75,481,492	BRL	17,708,268	USD	GSI	3/3/2020	(109,748)
1,050,050	BRL	251,473	USD	GSI	4/2/2020	(7,027)
3,901,539	BRL	949,672	USD	SCB	4/2/2020	(41,414)
8,899,473,162	CLP	11,855,373	USD	GSI	2/5/2020	(735,311)
8,899,473,162	CLP	11,158,235	USD	GSI	3/3/2020	(42,672)
929,193,539	CLP	1,206,729	USD	MS	3/18/2020	(46,339)
564,479,924	CLP	747,656	USD	SCB	3/18/2020	(42,725)
3,070,871	CNH	439,386	USD	MS	2/7/2020	(692)
8,516,304	CNH	1,222,460	USD	SCB	2/7/2020	(5,849)
42,334,557	CNY	6,147,129	USD	GSI	2/5/2020	(44,096)
6,048,658	USD	42,334,557	CNY	GSI	2/5/2020	(54,375)
43,505,066,972	COP	13,288,250	USD	GSI	2/5/2020	(568,159)
43,505,066,972	COP	12,709,074	USD	GSI	3/3/2020	(8,913)
139,093,792	CZK	6,147,235	USD	GSI	2/5/2020	(30,977)
6,109,716	USD	139,093,792	CZK	GSI	2/5/2020	(6,542)
6,278,370	DKK	940,791	USD	GSI	4/22/2020	(4,002)
350,396	EUR	391,297	USD	HSBC	2/5/2020	(2,667)
221,591	EUR	245,848	USD	JPM	2/5/2020	(77)
550,388	EUR	612,308	USD	MS	2/5/2020	(1,863)
385,638	EUR	429,537	USD	SCB	2/5/2020	(1,820)
1,316,519	EUR	1,476,449	USD	GSI	4/22/2020	(9,381)
4,074,415	EUR	4,570,842	USD	GSI	4/22/2020	(30,505)
27,137,802	EUR	30,444,271	USD	GSI	4/22/2020	(203,180)
43,103,140	EUR	48,339,266	USD	GSI	4/22/2020	(307,152)
390,428	EUR	1,876,893	RON	JPM	2/3/2020	(2,712)
651,256	EUR	3,145,025	RON	GSI	4/2/2020	(3,780)
1,110,956	EUR	5,360,434	RON	GSI	4/2/2020	(5,396)
389,886	EUR	1,874,960	RON	JPM	4/6/2020	(278)
279,347	USD	252,353	EUR	JPM	2/5/2020	(542)
2,340,471	USD	2,122,449	EUR	HSBC	3/4/2020	(17,611)
424,857	USD	384,640	EUR	JPM	3/4/2020	(2,486)
445,962	USD	403,061	EUR	JPM	4/3/2020	(2,674)
268,076	USD	205,124	GBP	GSI	4/22/2020	(3,355)
6,597,259	USD	5,056,127	GBP	GSI	4/22/2020	(93,259)
90,211,866	HUF	270,801	EUR	GSI	2/19/2020	(3,881)
463,357,429	HUF	1,382,246	EUR	HSBC	2/19/2020	(10,300)
253,653,748	HUF	758,612	EUR	GSI	3/2/2020	(8,044)
455,838,351	HUF	1,358,073	EUR	SCB	3/2/2020	(8,657)
1,236,213	USD	4,265,963	ILS	HSBC	2/11/2020	(341)
1,180,409	USD	4,081,188	ILS	MS	2/11/2020	(2,585)
107,802,138	INR	1,506,985	USD	GSI	4/15/2020	(14,432)
15,739,693,383	KRW	13,612,708	USD	GSI	2/5/2020	(415,037)
3,183,354,252	KRW	2,755,507	USD	JPM	2/18/2020	(95,452)
15,739,693,383	KRW	13,173,496	USD	GSI	3/3/2020	(11,182)
13,165,783	USD	15,739,693,383	KRW	GSI	2/5/2020	(31,888)
1,500,827	MXN	79,808	USD	GSI	2/5/2020	(380)
1,119,196	MXN	58,636	USD	HSBC	5/6/2020	(191)
11,135	USD	216,596	MXN	GSI	2/5/2020	(328)
255,768	USD	4,857,498	MXN	HSBC	2/5/2020	(1,303)
1,427,622	PEN	422,099	USD	GSI	3/18/2020	(1,175)
1,389,431	PEN	418,871	USD	GSI	3/18/2020	(9,208)
4,680,416	PLN	1,095,855	EUR	HSBC	2/18/2020	(8,324)
4,591,716	PLN	1,069,167	EUR	SCB	2/18/2020	(1,595)
729,571,181	RUB	11,850,229	USD	GSI	2/5/2020	(440,696)
729,571,181	RUB	11,429,015	USD	GSI	3/3/2020	(50,711)
162,705,656	RUB	2,609,844	USD	GSI	5/14/2020	(92,128)
2,068,010	SGD	1,535,944	USD	SCB	2/18/2020	(20,491)
5,300,663	TRY	889,477	USD	GSI	2/6/2020	(4,421)
1,892,822	TRY	324,894	USD	SCB	2/6/2020	(8,848)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

2,071,528	TRY	347,636	USD	MS	2/7/2020	$(1,834)
7,936,616	TRY	1,345,759	USD	JPM	3/18/2020	(32,725)
1,006,115	TRY	168,082	USD	MS	3/18/2020	(1,631)
300,372	USD	1,822,184	TRY	HSBC	3/18/2020	(1,090)
1,712,287	USD	10,482,467	TRY	JPM	5/13/2020	(1,277)
747,406	USD	11,238,441	ZAR	SCB	2/6/2020	(1,199)
1,714,984	ZAR	114,706	USD	GSI	2/6/2020	(469)
4,216,398	ZAR	282,239	USD	MS	2/6/2020	(1,380)
1,653,273	ZAR	116,250	USD	MS	2/6/2020	(6,124)
6,186,646	ZAR	415,796	USD	SCB	2/6/2020	(3,697)
11,692,897	ZAR	806,632	USD	SCB	2/6/2020	(27,755)
26,652,165	ZAR	1,816,545	USD	SCB	2/6/2020	(41,214)
19,456,103	ZAR	1,296,129	USD	SCB	5/6/2020	(15,349)
Total unrealized depreciation						$(4,891,620)
Total net unrealized depreciation						$(3,856,648)

Bond forward contracts (“bond forwards”)

At January 31, 2020, open bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 4/15/2023	USD	5,754,741	2/19/2020	$4,741
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	USD	4,524,658	2/19/2020	24,658
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	USD	5,877,317	2/19/2020	52,317
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	USD	4,795,769	2/19/2020	65,769
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	USD	4,726,464	2/19/2020	26,464
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2040	USD	1,122,580	2/19/2020	47,580
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	USD	2,410,854	2/19/2020	110,854
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 2/15/2047	USD	2,895,792	2/19/2020	145,792
Total unrealized appreciaiton					$478,175
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2022	USD	6,746,675	2/19/2020	$(3,325)
Total unrealized depreciation					$(3,325)
Total net unrealized appreciation					$474,850

At January 31, 2020, the Fund had cash collateral of $2,930,000 deposited in a segregated account for Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Business Equipment & Services	$—	$28,674,339	$2,199,033	$30,873,372
Food Service	—	633,889	1,764,477	2,398,366
Leisure Goods - Activities - Movies	—	11,148,671	2,611,859	13,760,530
Oil & Gas	—	5,280,818	1,457,869	6,738,687
Steel	—	2,467,543	1,343,865	3,811,408
Utilities	—	13,434,185	490,870	13,925,055
Other Loan Assignments(a)	—	184,595,624	—	184,595,624
Total Loan Assignments	—	246,235,069	9,867,973	256,103,042
U.S. Treasury Obligations	—	602,689,861	—	602,689,861
U.S. Government Agency Securities	—	3,081,810	—	3,081,810
Mortgage-Backed Securities(a)	—	750,067,004	—	750,067,004
Corporate Bonds(a)	—	1,455,234,542	—	1,455,234,542
Municipal Notes(a)	—	25,945,668	—	25,945,668
Asset-Backed Securities	—	213,746,857	—	213,746,857
Foreign Government Securities	—	141,363,852	—	141,363,852
Short-Term Investments	—	18,930,898	—	18,930,898
Total Investments	$—	$3,457,295,561	$9,867,973	$3,467,163,534

(a)	The Schedule of Investments provides information on the industry, state/territory or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in Securities:
Loan Assignments(c)
Aerospace & Defense	$921	$-	$-	$-	$-	$-	$-	$(921)	$-	$-
Business Equipment & Services	1,525	1	-	33	1,138	(6)	1,033	(1,525)	2,199	33
Cable & Satellite Television	344	-	-	1	-	(345)	-	-	-	-
Conglomerates	1,175	-	(21)	21	-	(1,175)	-	-	-	-
Food Service	-	-	-	(4)	896	-	872	-	1,764	(4)
Leisure Goods - Activities - Movies	1,260	2	-	18	1,339	(7)	-	-	2,612	18
Oil & Gas	-	1	-	64	29	(4)	1,368	-	1,458	64
Radio & Television	1,829	-	-	-	-	-	-	(1,829)	-	-
Steel	2,585	-	-	58	-	(17)	-	(1,282)	1,344	58
Utilities	1,732	1	-	(24)	-	(1)	515	(1,732)	491	(24)
Total	$11,371	$5	$(21)	$167	$3,402	$(1,555)	$3,788	$(7,289)	$9,868	$145

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$3,205,407	$—	$—	$3,205,407
Liabilities	(15,408,827)	—	—	(15,408,827)
Forward Contracts(a)
Assets	—	1,034,972	—	1,034,972
Liabilities	—	(4,891,620)	—	(4,891,620)
Bond Forwards(a)
Assets	—	478,175	—	478,175
Liabilities	—	(3,325)	—	(3,325)
Total	$(12,203,420)	$(3,381,798)	$—	$(15,585,218)

(a)	Futures, forward contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT(a)			VALUE
U.S. Treasury Obligations 14.3%
	$1,245,000	U.S. Treasury Bill, 1.51%, due 5/28/2020	$1,238,960	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds(d)
	1,831,734	0.13%, due 4/15/2022	1,835,570
	1,160,279	2.13%, due 2/15/2040	1,602,888
	689,775	1.38%, due 2/15/2044	868,131

		Total U.S. Treasury Obligations (Cost $5,447,254)	5,545,549

Mortgage-Backed Securities 6.1%
Collateralized Mortgage Obligations 2.9%
		Fannie Mae Connecticut Avenue Securities
	575,000	Ser. 2017-C02, Class 2M2, (1M USD LIBOR + 3.65%), 5.31%, due 9/25/2029	607,545	(e)
	185,000	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 4.66%, due 10/25/2029	194,127	(e)
	300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 5.11%, due 10/25/2029	323,032	(e)
			1,124,704
Commercial Mortgage-Backed 0.7%
	910,387	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.51%, due 2/10/2048	49,540	(f)(g)
		Commercial Mortgage Trust
	647,310	Ser. 2014-CR16, Class XA, 1.14%, due 4/10/2047	22,715	(f)(g)
	732,125	Ser. 2014-LC15, Class XA, 1.26%, due 4/10/2047	27,961	(f)(g)
	679,365	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.16%, due 6/15/2047	22,479	(f)(g)
		WF-RBS Commercial Mortgage Trust
	859,967	Ser. 2014-LC14, Class XA, 1.39%, due 3/15/2047	32,904	(f)(g)
	3,466,928	Ser. 2014-C21, Class XA, 1.19%, due 8/15/2047	131,445	(f)(g)
			287,044
Uniform Mortgage-Backed Securities 2.5%
		Pass-Through Certificates
	475,000	3.00%, TBA, 30 Year Maturity, 3.00%	485,724	(h)
	450,000	3.50%, TBA, 30 Year Maturity, 3.50%	464,555	(h)
			950,279
		Total Mortgage-Backed Securities (Cost $2,501,191)	2,362,027

Corporate Bonds 48.9%
Airlines 0.4%
	147,785	American Airlines, Inc., 4.38%, due 10/1/2022	152,965

Apparel 0.3%
EUR	100,000	Levi Strauss & Co., 3.38%, due 3/15/2027	117,295

Auto Manufacturers 2.2%
EUR	107,000	Jaguar Land Rover Automotive PLC, 4.50%, due 1/15/2026	116,295	(i)
EUR	349,000	Volkswagen Bank GmbH, 1.25%, due 12/15/2025	405,420	(i)(j)
EUR	306,000	Volkswagen Int'l Finance NV, 2.50%, due 3/20/2022	348,267	(i)(j)(k)(l)
			869,982
Auto Parts & Equipment 1.1%
EUR	137,000	Grupo Antolin-Irausa SA, 3.38%, due 4/30/2026	144,343	(i)
EUR	100,000	IHO Verwaltungs GmbH, 3.75% Cash/4.50% PIK, 3.75%, due 9/15/2026	114,629	(i)(m)
EUR	150,000	LKQ Italia Bondco SpA, 3.88%, due 4/1/2024	184,404	(i)
			443,376

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Banks 1.1%
	$225,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	$241,313	(j)(k)(l)
EUR	150,000	Lloyds Banking Group PLC, 1.00%, due 11/9/2023	171,392	(i)
			412,705
Beverages 0.4%
EUR	150,000	Sunshine Mid BV, 6.50%, due 5/15/2026	174,051	(i)

Building Materials 0.4%
EUR	152,000	Cemex SAB de CV, 3.13%, due 3/19/2026	175,891	(i)

Chemicals 2.8%
EUR	100,000	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/2025	112,633	(i)
EUR	100,000	Axalta Coating Systems LLC, 4.25%, due 8/15/2024	113,608	(i)
EUR	203,000	CeramTec BondCo GmbH, 5.25%, due 12/15/2025	233,159	(i)
EUR	250,000	Ineos Group Holdings SA, 5.38%, due 8/1/2024	283,401	(i)
EUR	109,000	Kronos Int'l, Inc., 3.75%, due 9/15/2025	123,129	(i)
EUR	100,000	SGL Carbon SE, 4.63%, due 9/30/2024	105,755	(i)
EUR	100,000	Solvay Finance SA, 5.87%, due 6/3/2024	130,562	(i)(k)(l)
			1,102,247
Commercial Services 2.5%
EUR	100,000	Avis Budget Finance PLC, 4.50%, due 5/15/2025	114,778	(i)
EUR	190,000	Europcar Mobility Group, 4.13%, due 11/15/2024	198,549	(i)
EUR	125,000	House of Finance NV, 4.38%, due 7/15/2026	138,227	(i)
EUR	100,000	Intertrust Group BV, 3.38%, due 11/15/2025	115,554	(i)
EUR	121,000	La Financiere Atalian SAS, 4.00%, due 5/15/2024	111,919	(i)
EUR	100,000	Loxam SAS, 6.00%, due 4/15/2025	114,334	(i)
EUR	136,000	Techem Verwaltungsgesellschaft 674 mbH, 6.00%, due 7/30/2026	162,306	(i)
			955,667
Computers 0.3%
	$95,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 6/15/2026	110,967	(j)(n)

Electric 3.7%
GBP	417,000	NGG Finance PLC, 5.63%, due 6/18/2073	625,443	(i)(j)(l)
GBP	155,000	NWEN Finance PLC, 5.88%, due 6/21/2021	213,376	(i)
EUR	50,000	Orano SA, 3.50%, due 3/22/2021	57,281	(i)
	$525,000	SSE PLC, 4.75%, due 9/16/2077	546,000	(i)(j)(l)
			1,442,100
Electrical Components & Equipment 0.9%
EUR	196,000	Belden, Inc., 3.38%, due 7/15/2027	226,384	(i)
EUR	100,000	Energizer Gamma Acquisition BV, 4.63%, due 7/15/2026	115,777	(i)
			342,161
Engineering & Construction 1.6%
GBP	100,000	BAA SH PLC, 3.88%, due 3/1/2027	134,505	(i)
	$200,000	China Minmetals Corp., 3.75%, due 11/13/2022	202,104	(i)(k)(l)
EUR	100,000	SPIE SA, 2.63%, due 6/18/2026	114,335	(i)
EUR	134,000	Swissport Financing S.a.r.l., 9.00%, due 2/15/2025	156,513	(i)
			607,457
Entertainment 2.5%
EUR	171,000	Int'l Game Technology PLC, 3.50%, due 6/15/2026	199,626	(i)
EUR	125,000	LHMC Finco 2 S.a.r.l., 7.25% Cash/8.00% PIK, 7.25%, due 10/2/2025	142,659	(i)(m)
EUR	200,000	Motion Bondco DAC, 4.50%, due 11/15/2027	232,889	(i)
GBP	100,000	Pinewood Finance Co. Ltd., 3.25%, due 9/30/2025	134,708	(i)
EUR	100,000	Scientific Games Int'l, Inc., 3.38%, due 2/15/2026	112,821	(i)
EUR	130,000	WMG Acquisition Corp., 3.63%, due 10/15/2026	151,385	(i)
			974,088

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Environmental Control 0.5%
EUR	185,000	Paprec Holding SA, 4.00%, due 3/31/2025	$187,221	(i)

Food 1.8%
EUR	300,000	Casino Guichard Perrachon SA, 4.50%, due 3/7/2024	302,811	(i)
GBP	100,000	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	150,886	(i)(o)
GBP	100,000	Iceland Bondco PLC, 4.63%, due 3/15/2025	108,281	(i)
GBP	100,000	Premier Foods Finance PLC, 6.25%, due 10/15/2023	137,504	(i)
			699,482
Forest Products & Paper 0.5%
EUR	155,000	Smurfit Kappa Acquisitions, 2.75%, due 2/1/2025	187,152	(i)

Gas 1.3%
		Centrica PLC
	$200,000	6.40%, due 9/4/2026	341,369	(i)(j)
	132,000	3.00%, due 4/10/2076	150,238	(i)(l)
			491,607
Healthcare - Products 0.4%
EUR	136,000	Avantor, Inc., 4.75%, due 10/1/2024	158,604	(i)

Healthcare - Services 0.5%
EUR	165,000	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/2024	187,138	(i)

Home Builders 0.5%
GBP	145,000	Miller Homes Group Holdings PLC, 5.50%, due 10/15/2024	198,557	(i)

Household Products - Wares 0.3%
EUR	100,000	Spectrum Brands, Inc., 4.00%, due 10/1/2026	116,473	(i)

Internet 0.3%
EUR	100,000	Netflix, Inc., 3.63%, due 5/15/2027	118,230

Lodging 0.6%
GBP	170,000	TVL Finance PLC, (3M GBP LIBOR + 5.38%), 6.10%, due 7/15/2025	225,327	(e)(i)

Machinery-Diversified 0.3%
EUR	125,000	Platin 1426 GmbH, 5.38%, due 6/15/2023	137,616	(i)

Media 2.7%
EUR	115,000	Altice Finco SA, 4.75%, due 1/15/2028	128,657	(i)
EUR	100,000	Altice Luxembourg SA, 8.00%, due 5/15/2027	125,323	(i)
	$105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 3/15/2028	113,299	(j)
EUR	100,000	Summer BidCo BV, 9.00% Cash/9.75% PIK, 9.00%, due 11/15/2025	117,677	(i)(m)
EUR	90,000	UPCB Finance IV Ltd., 4.00%, due 1/15/2027	104,224	(i)
GBP	180,000	Virgin Media Secured Finance PLC, 6.25%, due 3/28/2029	253,016	(i)
EUR	191,000	Ziggo BV, 4.25%, due 1/15/2027	226,400	(i)
			1,068,596
Multi-National 1.1%
	$200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	216,068	(i)
EUR	200,000	KA Finanz AG, 0.38%, due 8/11/2020	222,595	(i)
			438,663
Oil & Gas 2.7%
	$165,000	Apache Corp., 4.38%, due 10/15/2028	175,582	(j)
	200,000	KazMunayGas National Co. JSC, 6.38%, due 10/24/2048	266,949	(i)
GBP	150,000	Petrobras Global Finance BV, 5.38%, due 10/1/2029	221,622

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Petroleos de Venezuela SA
	$21,649	6.00%, due 5/16/2024	$1,732	(i)(p)
	251,399	6.00%, due 11/15/2026	20,112	(i)(p)
	362,400	5.38%, due 4/12/2027	28,992	(i)(p)
		Petroleos Mexicanos
	16,000	6.50%, due 1/23/2029	17,086
	12,000	6.84%, due 1/23/2030	13,002	(n)
	13,000	5.95%, due 1/28/2031	13,088	(n)
	133,000	7.69%, due 1/23/2050	146,365	(n)
EUR	100,000	Repsol Int'l Finance BV, 4.50%, due 3/25/2075	126,462	(i)(l)
			1,030,992
Packaging & Containers 2.0%
EUR	100,000	ARD Finance SA, 5.00% Cash 5.75% PIK, 5.00%, due 6/30/2027	112,803	(i)(m)
GBP	150,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, due 7/15/2027	205,516	(i)
EUR	253,000	BWAY Holding Co., 4.75%, due 4/15/2024	286,201	(i)
EUR	140,000	Trivium Packaging Finance BV, 3.75%, due 8/15/2026	162,336	(i)
			766,856
Pharmaceuticals 1.6%
	$165,000	AbbVie, Inc., 3.20%, due 11/21/2029	172,352	(j)(n)
EUR	200,000	Nidda BondCo GmbH, 5.00%, due 9/30/2025	224,099	(i)
EUR	103,000	Rossini S.a.r.l., 6.75%, due 10/30/2025	125,610	(i)
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/2027	95,006	(i)
			617,067
Pipelines 2.9%
	$200,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	235,000	(n)
	390,000	Energy Transfer Operating L.P., Ser. B, 6.63%, due 2/15/2028	368,550	(j)(k)(l)
	165,000	MPLX LP, 4.00%, due 3/15/2028	173,473	(j)
	280,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	335,326	(i)(j)
			1,112,349
Private Equity 0.3%
EUR	100,000	Vivion Investments S.a.r.l., 3.00%, due 8/8/2024	115,102	(i)

Real Estate 0.3%
EUR	100,000	Summit Properties Ltd., 2.00%, due 1/31/2025	109,580	(i)

Real Estate Investment Trusts 0.7%
GBP	198,000	Iron Mountain UK PLC, 3.88%, due 11/15/2025	266,506	(i)

Retail 2.8%
EUR	103,000	eG Global Finance PLC, 3.63%, due 2/7/2024	113,404	(i)
GBP	550,000	Next Group PLC, 4.38%, due 10/2/2026	832,487	(i)(j)
EUR	130,000	Tasty Bondco 1 SA, 6.25%, due 5/15/2026	151,205	(i)
			1,097,096
Semiconductors 0.6%
EUR	200,000	Infineon Technologies AG, 3.63%, due 1/1/2028	233,553	(i)(k)(l)

Software 0.8%
EUR	169,000	IQVIA, Inc., 3.25%, due 3/15/2025	190,281	(i)
EUR	100,000	Playtech PLC, 4.25%, due 3/7/2026	114,459	(i)
			304,740
Telecommunications 3.2%
		Altice France SA
	$145,000	5.88%, due 2/1/2027	177,837	(i)
	100,000	3.38%, due 1/15/2028	112,605	(i)
	170,000	AT&T, Inc., 4.35%, due 3/1/2029	191,944	(j)

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
EUR	123,000	DKT Finance ApS, 7.00%, due 6/17/2023	$143,047	(i)
EUR	35,000	Olivetti Finance SA, Ser. 14, 7.75%, due 1/24/2033	58,302
EUR	100,000	SoftBank Group Corp., 5.00%, due 4/15/2028	122,851	(i)
		Telecom Italia SpA
	50,000	5.25%, due 2/10/2022	61,142	(i)
	100,000	3.00%, due 9/30/2025	119,347	(i)
GBP	170,000	Vodafone Group PLC, 4.88%, due 10/3/2078	243,810	(i)(l)
			1,230,885
		Total Corporate Bonds (Cost $18,585,534)	18,980,344

Asset-Backed Securities 9.7%
	$280,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	294,540	(n)
	250,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 7.93%, due 10/15/2030	244,706	(e)(n)
		Bear Stearns Asset-Backed Securities Trust
	229,321	Ser. 2004-SD3, Class M2, (1M USD LIBOR + 1.88%), 3.54%, due 9/25/2034	231,884	(e)
	482,704	Ser. 2005-SD2, Class 1M2, (1M USD LIBOR + 1.00%), 2.66%, due 3/25/2035	488,051	(e)
	233,138	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.24%), 1.90%, due 3/25/2036	232,629	(e)
	500,000	Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.20%), 8.03%, due 10/15/2030	492,451	(e)(n)
	250,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 8.02%, due 10/19/2029	246,272	(e)(n)
	300,000	Flatiron CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 7.91%, due 5/15/2030	287,492	(e)(n)
	250,000	Milos CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.30%), 8.12%, due 10/20/2030	245,636	(e)(n)
	330,000	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1M USD LIBOR + 0.37%), 2.03%, due 3/25/2036	328,689	(e)
	84,919	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 2.64%, due 7/25/2034	84,951	(e)
	1,286	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, (1M USD LIBOR + 0.16%), 1.82%, due 4/25/2036	1,286	(e)
	580,000	Trafigura Securitisation Finance PLC, Ser. 2017-1A, Class B, (1M USD LIBOR + 1.70%), 3.38%, due 12/15/2020	580,711	(e)(n)

		Total Asset-Backed Securities (Cost $3,576,590)	3,759,298

Foreign Government Securities 14.3%
	200,000	Angolan Government International Bond, 8.25%, due 5/9/2028	215,678	(i)
		Argentine Republic Government International Bond
EUR	96,327	7.82%, due 12/31/2033	56,706
EUR	320,000	3.38%, due 12/31/2038	145,507	(o)
	$80,000	Belize Government International Bond, 4.94%, due 2/20/2034	49,800	(i)(o)
	243,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	261,835	(i)
EUR	38,350	Bundesrepublik Deutschland Bundesanleihe, 0.50%, due 2/15/2026	45,534	(i)
	$200,000	Costa Rica Government International Bond, 7.16%, due 3/12/2045	214,252	(i)
		Cyprus Government International Bond
EUR	12,000	0.63%, due 1/21/2030	13,426	(i)
EUR	15,000	2.75%, due 2/26/2034	20,903	(i)
EUR	15,000	1.25%, due 1/21/2040	17,122	(i)
EUR	93,144	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, due 4/15/2023	108,161	(d)(i)
	$200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	212,000	(n)
	100,000	Dominican Republic International Bond, 6.85%, due 1/27/2045	112,500	(i)
	200,000	Ecuador Government International Bond, 8.88%, due 10/23/2027	169,250	(i)
	200,000	Egypt Government International Bond, 7.90%, due 2/21/2048	216,247	(i)

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$70,000	El Salvador Government International Bond, 7.75%, due 1/24/2023	$77,280	(i)
		French Republic Government Bond OAT
EUR	94,452	2.25%, due 7/25/2020	106,959	(i)
EUR	95,505	0.10%, due 7/25/2021	108,180	(i)
EUR	91,381	0.25%, due 7/25/2024	109,662	(i)
EUR	6,544	0.10%, due 3/1/2029	8,193	(i)
EUR	20,793	0.50%, due 5/25/2029	24,635	(i)
	$200,000	Indonesia Government International Bond, 5.13%, due 1/15/2045	244,460	(i)
		Ireland Government Bond
EUR	10,000	2.40%, due 5/15/2030	13,959	(i)
EUR	13,000	0.40%, due 5/15/2035	14,792	(i)
		Italy Buoni Poliennali Del Tesoro
EUR	13,943	0.45%, due 5/22/2023	15,691	(i)
EUR	45,752	0.40%, due 4/11/2024	51,191	(i)
EUR	18,920	0.55%, due 5/21/2026	21,091	(i)
EUR	34,000	2.05%, due 8/1/2027	41,605
EUR	18,847	0.65%, due 10/28/2027	21,123	(i)
EUR	8,000	1.35%, due 4/1/2030	9,247	(i)
EUR	7,086	0.40%, due 5/15/2030	8,047	(i)
EUR	10,000	3.10%, due 3/1/2040	13,738	(i)
EUR	7,955	2.55%, due 9/15/2041	12,213	(i)
		Ivory Coast Government International Bond
	$94,050	5.75%, due 12/31/2032	93,702	(i)(o)
	256,500	5.75%, due 12/31/2032	255,423	(i)(o)
JPY	56,406,000	Japanese Government CPI Linked Bond, 0.10%, due 3/10/2029	533,529	(d)
	$140,000	Mexico Government International Bond, 5.75%, due 10/12/2110	173,251
EUR	100,000	Morocco Government International Bond, 1.50%, due 11/27/2031	111,882	(i)
		Portugal Obrigacoes do Tesouro OT
EUR	181,000	2.20%, due 10/17/2022	215,266	(i)
EUR	27,563	0.48%, due 10/18/2030	31,262	(i)
EUR	31,000	Republic of Poland Government International Bond, 2.38%, due 1/18/2036	43,397	(i)
	$200,000	Republic of South Africa Government International Bond, 4.85%, due 9/27/2027	209,056
		Romanian Government International Bond
EUR	25,000	2.88%, due 5/26/2028	31,490	(i)
EUR	6,000	2.00%, due 1/28/2032	6,848	(i)
EUR	23,000	3.38%, due 1/28/2050	27,039	(i)
	$200,000	Russian Foreign Bond - Eurobond, 4.25%, due 6/23/2027	221,163	(i)
		Spain Government Bond
EUR	13,000	1.30%, due 10/31/2026	15,720	(i)
EUR	7,000	0.50%, due 4/30/2030	7,938	(i)
EUR	32,000	1.85%, due 7/30/2035	41,864	(i)
	$200,000	Sri Lanka Government International Bond, 6.75%, due 4/18/2028	192,990	(i)
	200,000	Turkey Government International Bond, 6.13%, due 10/24/2028	212,290
		Ukraine Government International Bond
	100,000	7.75%, due 9/1/2025	112,502	(i)
EUR	100,000	6.75%, due 6/20/2026	128,524	(i)
	$100,000	7.75%, due 9/1/2027	113,222	(i)
	93,700	Venezuela Government International Bond, 8.25%, due 10/13/2024	11,478	(i)(p)

		Total Foreign Government Securities (Cost $5,489,692)	5,550,823

NUMBER OF SHARES
Exchange-Traded Funds 3.0%
	35,444	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $1,363,432)	1,190,210

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 1.4%
Investment Companies 1.4%
$540,992	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(q) (Cost $540,992)	$540,992	(j)

	Total Investments 97.7% (Cost $37,504,685)	37,929,243

	Other Assets Less Liabilities 2.3%	883,602	(r)

	Net Assets 100.0%	$38,812,845

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(f)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2020, amounted to $950,279, which represents 2.5% of net assets of the Fund.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2020 amounted to $20,306,788, which represents 52.3% of net assets of the Fund.
(j)	All or a portion of this security is segregated in connection with obligations for to be announced, futures, forward foreign currency contracts and/or swaps with a total value of $5,552,784.
(k)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(l)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(m)	Payment-in-kind (PIK) security.
(n)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $3,294,582, which represents 8.5% of net assets of the Fund.
(o)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(p)	Defaulted security.
(q)	Represents 7-day effective yield as of January 31, 2020.
(r)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	61	Euro-Bund	$11,841,810	$138,860
3/2020	1	Euro-Buxl Bond, 30 Year	233,899	10,257
3/2020	161	U.S. Treasury Note, 2 Year	34,833,860	113,588
3/2020	138	U.S. Treasury Note, 5 Year	16,604,203	171,783
3/2020	25	U.S. Treasury Ultra Long Bond	4,842,188	142,983
Total Long Positions			$68,355,960	$577,471
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	26	Euro-Bobl	$(3,891,610)	$(18,177)
3/2020	73	Euro-Bund	(14,171,346)	(170,190)
3/2020	4	Euro-Buxl Bond, 30 Year	(935,594)	(21,924)
3/2020	8	Euro-OAT	(1,483,642)	(21,382)
3/2020	5	Mini JGB, 10 Year	(705,551)	(2,160)
3/2020	9	U.S. Treasury Long Bond	(1,471,781)	(41,697)
3/2020	141	U.S. Treasury Note, 10 Year	(18,563,531)	(297,420)
3/2020	98	U.S. Treasury Note, Ultra 10 Year	(14,274,313)	(321,562)
3/2020	40	U.S. Treasury Ultra Long Bond	(7,747,500)	(232,313)
3/2020	10	United Kingdom Long Gilt Bond	(1,781,882)	(28,920)
Total Short Positions			$(65,026,750)	$(1,155,745)

Options on exchange-traded futures contracts

Long Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2020	7	Put Options Exercise Price EUR 169.5 on German Euro-Bund Futures	$1,225,280	$(2,329)
2/2020	1	Put Options Exercise Price EUR 171 on German Euro-Bund Futures	175,040	(255)
2/2020	1	Put Options Exercise Price EUR 171.5 on German Euro-Bund Futures	175,040	(277)
2/2020	1	Put Options Exercise Price EUR 175 on German Euro-Bund Futures	175,040	444
Total Long Positions			$1,750,400	$(2,417)
Total Futures				$(580,691)

At January 31, 2020, the Fund had $713,739 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $771,240 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
148,784	USD	215,736	AUD	CITI	4/22/2020	$4,158
2,755,365	USD	3,983,503	AUD	JPM	4/22/2020	84,870
3,302,055	USD	4,781,602	AUD	RBC	4/22/2020	96,524
2,028,994	USD	2,938,123	AUD	RBC	4/22/2020	59,310
1,363,702	USD	1,970,667	AUD	SCB	4/22/2020	42,589
5,177,952	USD	7,487,405	AUD	SSB	4/22/2020	158,481
44,937	USD	187,779	BRL	CITI	4/22/2020	1,257
4,554,346	USD	5,948,655	CAD	GSI	4/22/2020	59,483
169,552	USD	224,204	CAD	GSI	4/22/2020	142
2,793,311	USD	3,649,715	CAD	JPM	4/22/2020	35,549
11,516,007	USD	15,059,275	CAD	RBC	4/22/2020	137,066
69,926	USD	91,354	CAD	SG	4/22/2020	898
509,415	USD	665,576	CAD	SCB	4/22/2020	6,499
9,269,227	USD	12,111,914	CAD	SSB	4/22/2020	117,342
4,911,948	USD	6,418,344	CAD	SSB	4/22/2020	62,182
361,764	CHF	376,081	USD	CITI	4/22/2020	1,543
804,200	CHF	838,761	USD	CITI	4/22/2020	696
1,831,981	CHF	1,905,077	USD	GSI	4/22/2020	7,221
274,553	CHF	285,137	USD	GSI	4/22/2020	1,452
294,526	CHF	306,818	USD	GSI	4/22/2020	621
31,649	CHF	33,015	USD	GSI	4/22/2020	22
8,186,957	CHF	8,513,359	USD	SSB	4/22/2020	32,525
118,180	CHF	122,094	USD	SSB	4/22/2020	1,267
11,229	USD	8,663,409	CLP	CITI	4/22/2020	412
700,408	USD	15,840,248	CZK	GSI	4/22/2020	3,849
1,593,584	USD	10,615,822	DKK	CITI	4/22/2020	9,608
277,519	EUR	308,543	USD	GSI	4/22/2020	712
26,408	EUR	29,340	USD	GSI	4/22/2020	88
61,962	EUR	68,541	USD	SSB	4/22/2020	506
3,561,579	USD	3,177,683	EUR	CITI	4/22/2020	20,518
2,960,611	USD	2,641,492	EUR	CITI	4/22/2020	17,056
10,051,695	USD	8,960,008	EUR	GSI	4/22/2020	67,083
177,634	USD	158,294	EUR	GSI	4/22/2020	1,239
26,558	USD	23,659	EUR	GSI	4/22/2020	194
11,297,678	USD	10,092,114	EUR	RBC	4/22/2020	51,500
3,397,444	USD	3,034,906	EUR	RBC	4/22/2020	15,487
785,597	USD	701,767	EUR	RBC	4/22/2020	3,581
197,329	USD	176,936	EUR	RBC	4/22/2020	160
2,772,117	USD	2,478,623	EUR	SG	4/22/2020	10,056
1,049,189	USD	938,108	EUR	SG	4/22/2020	3,806
68,482	USD	61,232	EUR	SG	4/22/2020	248
13,250,463	USD	11,845,366	EUR	SSB	4/22/2020	50,544
10,731,913	USD	9,593,886	EUR	SSB	4/22/2020	40,937
6,046,499	GBP	7,887,054	USD	CITI	4/22/2020	113,974
410,198	GBP	535,228	USD	GSI	4/22/2020	7,566
130,000	GBP	169,190	USD	GSI	4/22/2020	2,833
100,000	GBP	131,623	USD	GSI	4/22/2020	702
40,000	GBP	52,546	USD	GSI	4/22/2020	384
4,859,743	GBP	6,338,184	USD	JPM	4/22/2020	92,470
98,890	GBP	128,975	USD	JPM	4/22/2020	1,882
37,164	GBP	48,470	USD	JPM	4/22/2020	707
2,429,811	GBP	3,166,627	USD	RBC	4/22/2020	48,620
505,681	GBP	659,024	USD	RBC	4/22/2020	10,119
71,266	GBP	92,980	USD	SG	4/22/2020	1,323
8,080	GBP	10,537	USD	SCB	4/22/2020	155
2,527,065	GBP	3,297,744	USD	SSB	4/22/2020	46,194
691,204	GBP	902,001	USD	SSB	4/22/2020	12,635
28,692	GBP	37,348	USD	SSB	4/22/2020	619
31,562	GBP	41,187	USD	SSB	4/22/2020	577
634,250	USD	188,771,776	HUF	CITI	4/22/2020	11,812
190,333	USD	56,647,043	HUF	SSB	4/22/2020	3,551
443,451,485	JPY	4,057,381	USD	CITI	4/22/2020	52,466
439,361,078	JPY	4,019,496	USD	RBC	4/22/2020	52,442
220,724,118	JPY	2,019,295	USD	RBC	4/22/2020	26,346
152,196,142	JPY	1,389,944	USD	SG	4/22/2020	20,588
300,911,736	JPY	2,750,011	USD	SCB	4/22/2020	38,797
286,090,078	JPY	2,614,414	USD	SSB	4/22/2020	37,030
47,010,996	JPY	429,607	USD	SSB	4/22/2020	6,085
356,638	USD	411,667,115	KRW	GSI	4/22/2020	12,076
194,948	USD	232,845,919	KRW	GSI	4/22/2020	58
193,046	USD	222,647,539	KRW	SSB	4/22/2020	6,692
2,490,558	USD	47,442,634	MXN	CITI	4/22/2020	8,076
2,164,912	USD	41,292,284	MXN	GSI	4/22/2020	4,253

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

424,199	USD	8,090,922	MXN	GSI	4/22/2020	$833
251,468	USD	4,797,376	MXN	RBC	4/22/2020	440
726,508	USD	13,852,329	MXN	SG	4/22/2020	1,672
123,656	USD	2,357,765	MXN	SCB	4/22/2020	284
1,392,332	USD	26,574,606	MXN	SSB	4/22/2020	1,790
1,572,226	USD	13,945,133	NOK	GSI	4/22/2020	55,674
184,865	USD	1,661,920	NOK	GSI	4/22/2020	4,129
2,802,583	USD	24,892,652	NOK	JPM	4/22/2020	95,474
1,937,004	USD	17,196,336	NOK	SCB	4/22/2020	66,880
5,160,958	USD	45,829,690	NOK	SSB	4/22/2020	176,917
34,931	USD	52,864	NZD	CITI	4/22/2020	725
3,635,602	USD	5,491,514	NZD	JPM	4/22/2020	82,279
7,995,167	USD	12,078,934	NZD	RBC	4/22/2020	179,407
1,711,524	USD	2,585,735	NZD	RBC	4/22/2020	38,406
5,022,345	USD	7,587,999	NZD	SG	4/22/2020	112,477
177,085	USD	267,548	NZD	SG	4/22/2020	3,966
4,097,530	USD	6,183,084	NZD	SCB	4/22/2020	96,722
138,734	USD	209,346	NZD	SCB	4/22/2020	3,275
2,300,270	USD	3,476,776	NZD	SSB	4/22/2020	50,598
91,329	USD	138,040	NZD	SSB	4/22/2020	2,009
528,677	USD	2,002,812	PLN	GSI	4/22/2020	11,546
6,373	USD	395,550	RUB	SG	4/22/2020	238
535,204	USD	33,257,828	RUB	SSB	4/22/2020	19,324
7,627,789	USD	71,993,358	SEK	CITI	4/22/2020	122,112
3,087,027	USD	29,051,445	SEK	GSI	4/22/2020	58,265
318,520	USD	2,999,385	SEK	GSI	4/22/2020	5,819
100,459	USD	945,406	SEK	GSI	4/22/2020	1,896
993,831	USD	9,363,601	SEK	JPM	4/22/2020	17,628
5,449	USD	51,439	SEK	RBC	4/22/2020	86
2,639,044	USD	24,853,945	SEK	SG	4/22/2020	47,893
1,668	USD	15,705	SEK	SG	4/22/2020	30
253,923	USD	1,528,980	TRY	RBC	4/22/2020	2,858
719,549	USD	10,476,628	ZAR	CITI	4/22/2020	28,617
610,116	USD	8,899,697	ZAR	GSI	4/22/2020	23,183
150,370	USD	2,193,944	ZAR	JPM	4/22/2020	5,680
4,104,486	USD	59,999,442	ZAR	RBC	4/22/2020	147,535
196,740	USD	2,871,465	ZAR	SSB	4/22/2020	7,368
167,953	USD	2,451,309	ZAR	SSB	4/22/2020	6,290
Total unrealized appreciation						$3,310,638

292,511	AUD	200,633	USD	CITI	4/22/2020	(4,537)
591,855	AUD	407,492	USD	CITI	4/22/2020	(10,719)
4,020,867	AUD	2,773,031	USD	CITI	4/22/2020	(77,488)
47,114	AUD	32,601	USD	GSI	4/22/2020	(1,016)
291,700	AUD	202,381	USD	GSI	4/22/2020	(6,828)
2,815,196	AUD	1,947,997	USD	GSI	4/22/2020	(60,722)
11,308,352	AUD	7,824,905	USD	GSI	4/22/2020	(243,915)
797,251	AUD	551,498	USD	SG	4/22/2020	(17,030)
2,119,932	AUD	1,466,463	USD	SG	4/22/2020	(45,285)
324,260	AUD	224,244	USD	SSB	4/22/2020	(6,863)
144,415	BRL	34,371	USD	GSI	4/22/2020	(778)
1,626,198	BRL	389,490	USD	GSI	4/22/2020	(11,213)
4,316,456	BRL	1,033,832	USD	GSI	4/22/2020	(29,762)
10,494,566	CAD	8,028,586	USD	CITI	4/22/2020	(98,786)
12,540,687	CAD	9,593,915	USD	CITI	4/22/2020	(118,046)
12,502	CAD	9,560	USD	RBC	4/22/2020	(114)
1,692,350	CAD	1,294,160	USD	RBC	4/22/2020	(15,403)
17,255,286	CAD	13,207,817	USD	SG	4/22/2020	(169,548)
33,219	CHF	34,722	USD	GSI	4/22/2020	(47)
895,080	USD	861,358	CHF	JPM	4/22/2020	(4,041)
4,970,158	USD	4,767,972	CHF	RBC	4/22/2020	(6,848)
8,637,276	USD	8,312,255	CHF	SG	4/22/2020	(39,400)
1,350,601	USD	1,300,116	CHF	SCB	4/22/2020	(6,513)
8,665,864	CLP	11,254	USD	GSI	4/22/2020	(434)
2,796,674	CNY	405,110	USD	GSI	4/22/2020	(6,461)
13,493,854	CZK	598,344	USD	CITI	4/22/2020	(4,965)
7,033,761	CZK	310,725	USD	SSB	4/22/2020	(1,423)
205,740	USD	4,687,585	CZK	GSI	4/22/2020	(392)

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

10,750,906	DKK	1,610,210	USD	SSB	4/22/2020	$(6,078)
3,805,670	EUR	4,265,433	USD	CITI	4/22/2020	(24,573)
5,646,687	EUR	6,328,863	USD	CITI	4/22/2020	(36,461)
60,000	EUR	66,908	USD	GSI	4/22/2020	(47)
180,627	EUR	201,529	USD	GSI	4/22/2020	(246)
251,668	EUR	281,803	USD	GSI	4/22/2020	(1,356)
3,005,315	EUR	3,370,398	USD	GSI	4/22/2020	(21,416)
4,683,265	EUR	5,252,183	USD	GSI	4/22/2020	(33,373)
12,750,994	EUR	14,299,972	USD	GSI	4/22/2020	(90,863)
33,188	EUR	37,127	USD	JPM	4/22/2020	(144)
282,348	EUR	315,860	USD	JPM	4/22/2020	(1,224)
9,803,941	EUR	10,967,561	USD	JPM	4/22/2020	(42,510)
879,394	EUR	984,443	USD	RBC	4/22/2020	(4,488)
148,278	EUR	165,832	USD	SCB	4/22/2020	(598)
2,084,521	EUR	2,331,297	USD	SCB	4/22/2020	(8,405)
54,518	EUR	60,985	USD	SSB	4/22/2020	(233)
2,286,023	EUR	2,557,191	USD	SSB	4/22/2020	(9,754)
7,003	USD	6,319	EUR	GSI	4/22/2020	(38)
29,360	USD	26,542	EUR	SSB	4/22/2020	(217)
200,801	USD	152,480	GBP	CITI	4/22/2020	(968)
1,016,557	USD	779,329	GBP	CITI	4/22/2020	(14,690)
5,514,601	USD	4,227,692	GBP	CITI	4/22/2020	(79,691)
7,288	USD	5,559	GBP	GSI	4/22/2020	(68)
13,829	USD	10,548	GBP	GSI	4/22/2020	(128)
207,140	USD	157,218	GBP	GSI	4/22/2020	(898)
3,719,751	USD	2,845,816	GBP	GSI	4/22/2020	(45,973)
3,822,816	USD	2,929,799	GBP	GSI	4/22/2020	(54,039)
7,229,231	USD	5,547,122	GBP	RBC	4/22/2020	(110,996)
727,717	USD	557,770	GBP	SG	4/22/2020	(10,352)
1,485,176	USD	1,138,336	GBP	SG	4/22/2020	(21,127)
1,306,693	USD	1,002,042	GBP	SCB	4/22/2020	(19,259)
2,302,291	USD	1,764,248	GBP	SSB	4/22/2020	(32,250)
245,414,890	HUF	825,729	USD	GSI	4/22/2020	(16,521)
143,214	USD	15,652,626	JPY	CITI	4/22/2020	(1,852)
202,424	USD	22,081,457	JPY	CITI	4/22/2020	(2,224)
290,669	USD	31,699,917	JPY	CITI	4/22/2020	(3,121)
396,648	USD	43,422,078	JPY	GSI	4/22/2020	(5,782)
2,403,717	USD	263,140,861	JPY	GSI	4/22/2020	(35,037)
2,328,342	USD	254,813,079	JPY	JPM	4/22/2020	(33,230)
2,619,797	USD	286,363,438	JPY	RBC	4/22/2020	(34,180)
2,516,921	USD	275,597,827	JPY	SG	4/22/2020	(37,282)
139,877	USD	15,201,497	JPY	SSB	4/22/2020	(1,008)
3,385,110	USD	370,425,818	JPY	SSB	4/22/2020	(47,946)
634,074,439	KRW	549,506	USD	CITI	4/22/2020	(18,790)
1,995,915	MXN	104,474	USD	GSI	4/22/2020	(36)
19,976,657	MXN	1,047,355	USD	GSI	4/22/2020	(2,058)
31,480,791	MXN	1,650,152	USD	RBC	4/22/2020	(2,889)
34,665,528	MXN	1,817,088	USD	RBC	4/22/2020	(3,181)
23,933,722	MXN	1,253,967	USD	SSB	4/22/2020	(1,612)
27,485,882	MXN	1,440,077	USD	SSB	4/22/2020	(1,852)
66,879,516	NOK	7,539,500	USD	CITI	4/22/2020	(266,264)
24,931,203	NOK	2,805,893	USD	RBC	4/22/2020	(94,592)
27,419,673	NOK	3,089,278	USD	SG	4/22/2020	(107,352)
378,402	NZD	249,600	USD	CITI	4/22/2020	(4,753)
8,529,207	NZD	5,626,010	USD	CITI	4/22/2020	(107,127)
5,131,934	NZD	3,399,111	USD	GSI	4/22/2020	(78,457)
10,428,164	NZD	6,907,042	USD	GSI	4/22/2020	(159,426)
4,912,279	NZD	3,252,125	USD	JPM	4/22/2020	(73,601)
1,130,274	NZD	748,140	USD	RBC	4/22/2020	(16,788)
4,855,106	NZD	3,213,498	USD	SG	4/22/2020	(71,967)
68,214	NZD	44,571	USD	SSB	4/22/2020	(433)
2,002,931	PLN	528,336	USD	CITI	4/22/2020	(11,174)
1,518,807	PLN	400,915	USD	GSI	4/22/2020	(8,756)
58,467,295	RUB	941,272	USD	GSI	4/22/2020	(34,356)
2,002,013	SEK	211,233	USD	GSI	4/22/2020	(2,513)
1,040,056	SEK	110,389	USD	JPM	4/22/2020	(1,958)
42,948,405	SEK	4,549,444	USD	RBC	4/22/2020	(71,853)
18,623,539	SEK	1,976,444	USD	SCB	4/22/2020	(34,845)
694,768	SEK	73,725	USD	SSB	4/22/2020	(1,292)
89,989,685	SEK	9,549,274	USD	SSB	4/22/2020	(167,389)
466,615	TRY	77,666	USD	GSI	4/22/2020	(1,045)
1,062,559	TRY	176,860	USD	SSB	4/22/2020	(2,383)
5,713,091	ZAR	392,383	USD	CITI	4/22/2020	(15,606)
2,808,450	ZAR	186,194	USD	GSI	4/22/2020	(977)
35,784,902	ZAR	2,453,222	USD	GSI	4/22/2020	(93,215)
31,966,871	ZAR	2,186,813	USD	RBC	4/22/2020	(78,605)
7,699,280	ZAR	528,688	USD	SG	4/22/2020	(20,922)
Total unrealized depreciation						$(3,437,290)
Total net unrealized depreciation						$(126,652)

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

At January 31, 2020, the Fund had cash collateral of $500,000 and $450,000 deposited in segregated accounts for Citibank, N.A. and Goldman Sachs International and received cash collateral of $30,000 and $430,000 from JPMorgan Chase Bank N.A. and Royal Bank of Canada, respectively, to cover collateral requirements on over-the-counter derivatives.

Credit default swap contracts ("credit default swaps")

At January 31, 2020, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 32 V.1	USD	2,805,000	1.00%	3M	12/20/2024	$133,116	$(10,132)	$(813)	$122,171
ICE CC	iTraxx Europe Crossover Index, Ser. 32 V.1	EUR	8,750,000	5.00%	3M	12/20/2024	(1,186,572)	(1,105)	(60,495)	(1,248,172)
Total							$(1,053,456)	$(11,237)	$(61,308)	$(1,126,001)

Interest rate swap contracts ("interest rate swaps")

At January 31, 2020, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	550,000	Receive	3M USD LIBOR	2.43%	3M/6M	12/7/2027	$(41,959)	$(401)	$(42,360)

At January 31, 2020, the Fund had $1,597,369 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$5,545,549	$—	$5,545,549
Mortgage-Backed Securities(a)	—	2,362,027	—	2,362,027
Corporate Bonds(a)	—	18,980,344	—	18,980,344
Asset-Backed Securities	—	3,759,298	—	3,759,298
Foreign Government Securities	—	5,550,823	—	5,550,823
Exchange-Traded Funds	1,190,210	—	—	1,190,210
Short-Term Investments	—	540,992	—	540,992
Total Investments	$1,190,210	$36,739,033	$—	$37,929,243

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$577,916	$—	$—	$577,916
Liabilities	(1,158,607)	—	—	(1,158,607)
Forward Contracts(a)
Assets	—	3,310,638	—	3,310,638
Liabilities	—	(3,437,290)	—	(3,437,290)
Swaps
Assets	—	122,171	—	122,171
Liabilities	—	(1,290,532)	—	(1,290,532)
Total	$(580,691)	$(1,295,013)	$—	$(1,875,704)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

  January 31, 2020

Notes to Schedule of Investments Income Funds (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•       Level 1 – unadjusted quoted prices in active markets for identical investments

•      Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•       Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of January 31, 2020, the value of unfunded loan commitments was $965,574 and $810,694 for Floating Rate Income and Strategic Income, respectively, pursuant to the following loan agreements:

Floating Rate Income

Borrower	Principal Amount	Value
Connect Finco Sarl, Term Loan B, (USD LIBOR + 4.50%), due 12/11/2026(a)	$907,268	$911,660
Motion Finco Sarl, Term Loan B2, (USD LIBOR + 0.50%), due 11/4/2026(a)	53,434	53,914

Strategic Income

Borrower	Principal Amount	Value
Connect Finco Sarl, Term Loan B, (USD LIBOR + 4.50%), due 12/11/2026(a)	$806,789	$810,694

(a)	This security has not settled as of January 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

Legend

Benchmarks:
ARLLMONP	=	Argentina Blended Historical Policy Rate
BADLARPP	=	Argentina Deposit Rates Badlar Private Banks
BUBOR	=	Budapest Interbank Offer Rate
CETIP	=	Overnight Brazil Rate
CLICP	=	Sinacofi Chile Interbank Rate Average
CNRR007	=	China Fixing Rate Repo Rates 7 Day
IBRCOL	=	Colombia Overnight Interbank Reference Rate
JIBAR	=	Johannesburg International Interbank Agreed Rate
LIBOR	=	London Interbank Offered Rate
MOSPRIME	=	Moscow Prime Offered Rate
PRIBOR	=	Prague Interbank Offer Rate
SOFR	=	Secured Overnight Financing Rate
TIIE	=	Mexican Interbank Equilibrium Interest Rate
WIBOR	=	Poland Warsaw Interbank Offer Rate

Currency Abbreviations:
ARS	=	Argentine Peso
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EGP	=	Egyptian Pound
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
NGN	=	Nigeria Naira
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	New Romanian Leu
RUB	=	Russian Ruble
SEK	=	Swedish Krona
SGD	=	Singapore Dollar
THB	=	Thai Baht
TRY	=	Turkish Lira
UAH	=	Ukraine Hryvna
USD	=	United States Dollar
UYU	=	Uruguayan Peso
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:
BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
EGP	=	Egyptian Pound
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble

Counterparties:
CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
HSBC	=	HSBC Bank plc
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
RBC	=	Royal Bank of Canada
SCB	=	Standard Chartered Bank
SG	=	Societe Generale
SSB	=	State Street Bank and Trust Company

Clearinghouses:
CME	=	CME Group, Inc.
ICE CC	=	ICE Clear Credit LLC
LCH	=	LCH Clearnet Limited

Index Periods/Payment Frequencies:
1D	=	1 Day
28D	=	28 Days
1M	=	1 Month
2M	=	2 Months
3M	=	3 Months
6M	=	6 Months
1W	=	1 Week
1Y	=	1 Year
T	=	Termination

(a)	There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market. Both trade at two different exchange rates.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.